REGISTRATION NO. 333-30329/811-04909

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 33	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 12	☒

(Check appropriate box or boxes.)

SYMETRA SEPARATE ACCOUNT SL

(Exact Name of Registrant)

Symetra Life Insurance Company
(Name of Depositor)

777 108th Avenue NE, Suite 1200, Bellevue, Washington       98004

(Address of Depositor’s Principal Executive Offices)        (Zip Code)

Depositor’s Telephone Number, including Area Code (425) 256-8000

Name and Address of Agent for Service

Jacqueline Veneziani

777 108th Ave NE, Suite 1200

Bellevue, Washington 98004

(425) 256-5026

Approximate date of Proposed Public Offering               As Soon as Practicable after Effective Date

It is proposed that this filing will become effective:

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485
☒	On May 1, 2006 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a) of Rule 485
☐	On pursuant to paragraph (a) of Rule 485

If appropriate, check the following:

☐            This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of securities being registered:

Flexible Premium Variable Life Insurance Policies

PREMIER

Accumulation Life®

INDIVIDUAL FLEXIBLE
PREMIUM VARIABLE LIFE INSURANCE
POLICY

issued by

SYMETRA SEPARATE
ACCOUNT SL
and
SYMETRA LIFE INSURANCE COMPANY

This prospectus describes the PREMIER Accumulation Life Individual Flexible Premium Variable Life Insurance Policy and contains important information. Please read it before investing and keep it on file for future reference. This prospectus does not constitute an offering in any jurisdiction in which the contract may not lawfully be sold.

Investment in a variable life insurance policy is subject to risks, including the possible loss of principal. The policies are not deposits or obligations of, or guaranteed or endorsed by, any financial institution and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

To learn more about the PREMIER Accumulation Life Individual Flexible Premium Variable Life Insurance Policy, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2006. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally part of the prospectus. You may request a free paper copy of the SAI, a paper copy of this prospectus if you have received it in an electronic format, or a prospectus for any of the underlying portfolios by calling us at
1-800-796-3872 or writing us at:
PO Box 34690 Seattle, WA 98124-1690. The SEC maintains a website at (http:\\www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically.

Dated: May 1, 2006

AIM VARIABLE INSURANCE FUNDS

•  AIM V.I. Capital Appreciation Fund (Series II shares)

•  AIM V.I. Capital Development Fund (Series II shares)

•  AIM V.I. International Growth Fund (Series II shares)

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

•  American Century Investments VP Balanced Fund

•  American Century Investments VP International Fund

•  American Century Investments VP Value Fund

•  American Century Investments VP Inflation Protection Class II Fund

•  American Century Investments VP Large Company Value Class II Fund

•  American Century Investments VP Ultra® Class II Fund

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. - INITIAL SHARES

DREYFUS INVESTMENT PORTFOLIOS ("Dreyfus IP")

•  Dreyfus IP - Technology Growth Portfolio - Initial Shares

DREYFUS STOCK INDEX FUND, INC. - SERVICE SHARES

FIDELITY® VARIABLE INSURANCE PRODUCTS

•  Fidelity VIP Contrafund® Portfolio - Initial Class

•  Fidelity VIP Equity-Income Portfolio - Initial Class

•  Fidelity VIP Growth & Income Portfolio - Initial Class

•  Fidelity VIP Money Market Portfolio - Initial Class

•  Fidelity VIP Mid Cap Portfolio - Service Class 2

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

•  Franklin Flex Cap Growth Securities Fund - Class 2

•  Franklin Income Securities Fund - Class 2

•  Franklin Small Cap Value Securities Fund - Class 2

•  Franklin Small-Mid Cap Growth Securities Fund - Class 2

•  Franklin U.S. Government Fund - Class 2

•  Mutual Shares Securities Fund - Class 2

•  Templeton Developing Markets Securities Fund - Class 2

•  Templeton Global Income Securities Fund - Class 2

•  Templeton Growth Securities Fund - Class 2

J.P. MORGAN SERIES TRUST II

•  JPMorgan Mid Cap Value Portfolio

PIONEER VARIABLE CONTRACTS TRUST

•  Pioneer Emerging Markets VCT Portfolio - Class II Shares

•  Pioneer Equity Income VCT Portfolio - Class II Shares

•  Pioneer High Yield VCT Portfolio - Class II Shares

•  Pioneer Real Estate VCT Portfolio - Class II Shares

•  Pioneer Small Cap Value VCT Portfolio - Class II Shares

•  Pioneer Strategic Income VCT Portfolio - Class II Shares

PIMCO VARIABLE INSURANCE TRUST

•  PIMCO CommodityRealReturn Strategy Portfolio - Administrative Class Shares

•  PIMCO All Asset Portfolio - Advisor Class Shares

Neither the SEC nor any state securities commission has approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

5. INSURANCE BENEFITS	22

Changes in the Face Amount of Insurance and/or the Death Benefit Options	22

Guaranteed Death Benefit Endorsement	22

Extended Maturity Benefit Endorsement	23

Exchanges and Conversion	23

Additional Benefits	23

6. TAXES	24

In General	24

Tax Status of the Policy	24

Modified Endowment Contracts	24

Investor Control and Diversification	25

Tax Withholding	25

Business Use of Policy	25

Qualified Plans	25

7. ACCESS TO YOUR MONEY	25

Loans	25

Withdrawals	26

SMART® Distributions	27

Surrender	27

Maturity Date	27

Minimum Value	27

8. OTHER INFORMATION	27

Symetra Life	27

Separate Account	27

Changes to the Separate Account	27

General Account	27

Distribution (Principal Underwriter)	28

Legal Proceedings	28

Right to Suspend Payments, Transfers, Loans, or

Withdrawals	28

Reports to Policy Owners	28

Amendments to the Policy	29

Website Information	29

Financial Statements	29

9. HYPOTHETICAL ILLUSTRATIONS	30

BENEFIT SUMMARY

You should refer to your policy for actual and complete terms of the policy.

DEATH BENEFITS

The Flexible Premium Variable Life Insurance Policy described in this prospectus is a contract between you, the owner, and Symetra Life Insurance Company, ("Symetra Life", "we" and "us"). In the policy, we promise to pay a death benefit to the named beneficiary when the insured dies. The amount of death benefit depends upon the face amount of insurance you select, any riders which may be added to your policy, and the death benefit option in effect on the date of the insured's death. You choose between two death benefit options when applying for the policy. Subject to certain restrictions, you may change death benefit options while the policy is in force.

The policy is flexible because you can vary the amount and frequency of premiums, choose between death benefit options, transfer among investment options and increase or decrease the face amount of insurance. Additional benefits may be added to your policy by rider and may require an additional monthly charge.

The policy can be used for insurance protection and estate planning, as well as for retirement and other long term financial goals. You should consider the policy in conjunction with other insurance you own.

INVESTMENT OPTION BENEFITS

Currently, the separate account invests in 66 sub accounts, however, not all investment options may be available for all policies. You can have money in up to 17 of the available investment options and the Symetra Fixed Account under the policy at any one time. We reserve the right to add, combine, restrict or remove any portfolio available as an investment option under your policy.

ACCESS TO YOUR MONEY

Subject to certain restrictions, you can access the money in your policy in many ways.

Surrenders. At any time while the policy is in force and the insured is alive, you may surrender your policy for the net cash surrender value. Surrenders, however, may be subject to certain charges and may also have tax consequences.

Withdrawal. After the first policy year, you can take money out of your policy through a withdrawal. There is no charge on withdrawals as long as the policy stays in force. However, withdrawals will affect the death benefit and may have tax consequences.

Transfers. You can transfer money among any of the available investment options or between the Symetra Fixed Account and the investment options at any time while the policy is in force and the insured is living. There is no charge on transfers. Your transfers may be limited, however, by Symetra Life's market timing and excessive trading policies and procedures. Scheduled transfer options are also available through dollar cost averaging and portfolio rebalancing.

LOAN BENEFITS

You may take loans in any amount up to 90% (or other maximum required by your state) of your policy cash value as non-preferred loans or preferred loans. Non-preferred loans are charged loan interest during the first ten policy years. The current loan interest rate charged on non-preferred loans under the policy is an annual effective rate of 6%. The annual effective interest rate credited on the loan amount is 4%. This results in an annualized cost to you of 2% for non-preferred loans. During the first ten policy years, preferred loans may also be available to you. Preferred loans are available when the loan amount does not exceed the total investment gain in your policy, less policy charges and existing loan amounts. There is no cost to you on preferred loans.

TAX BENEFITS

We intend for the policy to satisfy the definition of life insurance under the Internal Revenue Code. Therefore, the death benefit generally should be excludable from the gross income of its recipient. Similarly, you should not be deemed to be in constructive receipt of the policy value, and therefore should not be taxed on increases in the policy value until you take out a loan, make a withdrawal, surrender the policy, or we pay the maturity benefit. In addition, transfers of policy value are not taxable transactions.

1

RISK SUMMARY

You should refer to your policy for actual and complete terms of the policy.

POLICY LAPSE RISK

You must have sufficient money ("net cash surrender value") in your policy account to cover all policy charges or your policy will lapse. If you don't have enough money in your policy to keep it in force, you will be granted a grace period of 61 days. In that time, if we do not receive sufficient money to keep your policy in force, the policy will lapse. The risk of lapse may increase if you take withdrawals and policy loans. In addition, the risk of lapse is increased if you incur increased charges due to an increase in face amount or higher Cost of Insurance rates.

INVESTMENT RISK

The policy is designed for long term financial planning. Accordingly, the policy is not suitable as a short-term investment.

If you invest in the available portfolios under the policy, your policy will be subject to investment performance. Depending upon market conditions, you can make or lose money in any of these portfolios. Your policy value and death benefit will go up or down as a result of investment performance. You may also allocate money to the Symetra Fixed Account, which credits guaranteed interest. You assume the risk that the interest rate on the Symetra Fixed Account may decrease, although it will never be less than an annual effective guaranteed interest rate of 4%.

The risks and benefits of each portfolio are fully described in its prospectus which, if not accompanying this prospectus, is available at no charge upon request. Please refer to the prospectuses for the underlying portfolios for a complete discussion including the investment risks. There is no assurance that any of the portfolios will achieve its stated investment objective.

WITHDRAWALS

There are risks associated with taking withdrawals from your policy. Withdrawals reduce the number of accumulation units in the portfolios and/or the value of the Symetra Fixed Account. For this reason, withdrawals have an affect on your net cash surrender value and the death benefit payable under your policy. They may also have tax consequences. Withdrawals also increase the risk that:

•  you will not accumulate enough policy value to meet your future financial needs;

•  your policy will lose its current tax status;

•  your policy will lapse;

•  the Guaranteed Death Benefit Endorsement will terminate; or

•  your beneficiary will receive less money.

TAX RISKS

In order to qualify as a life insurance contract for federal income tax purposes and to receive the tax treatment normally accorded life insurance under federal tax law, a life insurance policy must satisfy certain requirements set forth in the Internal Revenue Code. Guidance as to how these requirements are to be applied is limited. Nevertheless, we believe that a policy issued on a standard rate class basis should generally be deemed a life insurance contract under federal tax law. There is less guidance, however, with respect to policies issued on a substandard basis, and it is not clear whether such policies will in all cases satisfy the applicable requirements. In addition, your policy could be treated as a modified endowment contract (MEC) under federal tax laws. If your policy is treated as a MEC, withdrawals or full surrenders, as well as policy loans, could incur taxes and tax penalties. We monitor the status of your policy and will advise you when a transaction has caused it to become a MEC. You should consult your tax advisor to determine if a transaction will cause your policy to be treated as a MEC.

LOAN RISKS

There are risks associated with policy loans. Loaned amounts do not participate in earnings from the portfolios or receive higher interest rates that may be available in the Symetra Fixed Account. For this reason, loans, whether or not repaid, have a permanent effect on the amount of money you are able to accumulate in your policy. Loans may also result in policy lapse if the loan amount reduces the net cash surrender value to zero. Loans may have tax consequences. Please consult a tax advisor before borrowing money from your policy.

INQUIRIES

For general correspondence, please contact our Home Office at:

Symetra Life Insurance Company
PO Box 7902
London, KY 40742-9899
1-800-796-3872

For payments, please contact our Payment Processing Center at:

PO Box 34815
Seattle, WA 98124

For overnight mail, please contact us at:

777 108th Ave. NE, Suite 1200
Bellevue, WA 98004

On the internet, please go to:

http:\\www.symetra.com

2

SYMETRA SEPARATE ACCOUNT SL FEE TABLE

The purpose of the Fee Table is to show you the various fees and expenses you will incur directly and indirectly by buying, owning, and surrendering the policy. The Fee Table reflects the expenses of the Separate Account as well as the portfolios.

TRANSACTION FEES

The Transactions Table describes the fees and expenses that you will pay when you buy or surrender the policy.

CHARGE	WHEN CHARGE IS DEDUCTED	MAXIMUM AMOUNT DEDUCTED
PREMIUM TAXES (1)	Upon payment of each premium	3.5% of each premium

SURRENDER CHARGE (2)	Upon surrender or decrease in face amount during the first 10 policy years	The lesser of:
a) 50% of the scheduled annual level premium for years 1 through 6, or
b) 30% of the actual premium paid in the first year, up to the annual level premium, plus 9% of all other premiums paid, less the amount of previous surrender charges deducted.

(1)  States and other governmental entities (e.g., municipalities) may charge premium taxes ranging from 0% to 3.5%. The taxes charged on your premiums are based on your state of residence and are subject to change.

(2)  If the surrender charge is calculated using method (a) above, the percentage will decrease by 10% per year for years 7 through 10 until there is no charge in years eleven and later.

PERIODIC CHARGES OTHER THAN PORTFOLIO OPERATING EXPENSES

The Periodic Charges Table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Portfolio Operating fees and expenses.

	WHEN CHARGE IS	AMOUNT DEDUCTED
CHARGE	DEDUCTED	GUARANTEED CHARGE	CURRENT CHARGE
COST OF INSURANCE CHARGE (1)	Monthly

Minimum Charge		$0.06 per $1,000 per net amount of risk	$0.06 per $1,000 per net amount of risk

Maximum Charge		$83.33 per $1,000 per net amount of risk	$83.33 per $1,000 per net amount of risk

35 year old Male Non-Smoker (2)		$0.14 per $1,000 per net amount of risk	$0.14 per $1,000 per net amount of risk

MORTALITY AND EXPENSE RISK CHARGE	Daily	Annual rate of 0.70% of the average daily net asset value of each portfolio	Annual rate of 0.70% of the average daily net asset value of each portfolio

ADMINISTRATION CHARGE	Monthly

After 1st policy year		$8.00	$5.00

During 1st policy year		$28.00	$25.00

(1)  These charges, including the Monthly Cost of Insurance Charge, are based on the insured's sex, age and risk classification, the duration of the policy and the amount of insurance coverage. The charges shown in this table may not be representative of the charges that a particular policyowner will pay. For a better understanding of how these charges affect your policy, you should request a personalized illustration from your registered representative.

(2)  The rates shown for the representative insured are 1st year rates only.

LOAN INTEREST RATES

NET INTEREST CHARGED ON LOANS	WHEN CHARGE IS DEDUCTED	MAXIMUM RATE	CURRENT RATE
NON-PREFERRED LOANS	On Loan Date and each Policy Anniversary thereafter	2% of the loan amount	2% of the loan amount

PREFERRED LOANS	On Loan Date and each Policy Anniversary thereafter	0% of the loan amount	0% of the loan amount

3

ADDITONAL BENEFIT CHARGES

	WHEN CHARGE IS	AMOUNT DEDUCTED
CHARGE	DEDUCTED	GUARANTEED CHARGE	CURRENT CHARGE
ADDITIONAL TERM INSURANCE RIDER (1)	Monthly

Minimum Charge		$0.06 per $1,000 per net amount of risk	$0.05 per $1,000 per net amount of risk

Maximum Charge		$83.33 per $1,000 per net amount of risk	$83.33 per $1,000 per net amount of risk

35 year old Male Non-Smoker (2)		$0.14 per $1,000 per net amount of risk	$0.12 per $1,000 per net amount of risk

20 YEAR LEVEL TERM RIDER (1)	Monthly

Minimum Charge		$0.06 per $1,000 per net amount of risk	$0.06 per $1,000 per net amount of risk

Maximum Charge		$41.12 per $1,000 per net amount of risk	$25.49 per $1,000 per net amount of risk

35 year old Male Non-Smoker (2)		$0.26 per $1,000 per net amount of risk	$0.20 per $1,000 per net amount of risk

WAIVER OF PREMIUM PRIMARY INSURED (1)	Monthly

Minimum Charge		$0.02 per $1,000 per net amount of risk	$0.02 per $1,000 per net amount of risk

Maximum Charge		$0.63 per $1,000 per net amount of risk	$0.63 per $1,000 per net amount of risk

35 year old Male Non-Smoker (2)		$0.03 per $1,000 per net amount of risk	$0.03 per $1,000 per net amount of risk

WAIVER OF MONTHLY DEDUCTIONS PRIMARY INSURED (1)	Monthly

Minimum Charge		$0.02 per $1,000 per net amount of risk	$0.02 per $1,000 per net amount of risk

Maximum Charge		$0.96 per $1,000 per net amount of risk	$0.96 per $1,000 per net amount of risk

35 year old Male Non-Smoker (2)		$0.04 per $1,000 per net amount of risk	$0.04 per $1,000 per net amount of risk

ACCIDENTAL DEATH BENEFIT(1)	Monthly

Minimum Charge		$0.08 per $1,000 per net amount of risk	$0.08 per $1,000 per net amount of risk

Maximum Charge		$0.48 per $1,000 per net amount of risk	$0.48 per $1,000 per net amount of risk

35 year old Male Non-Smoker (2)		$0.08 per $1,000 per net amount of risk	$0.08 per $1,000 per net amount of risk

INSURED CHILDREN'S TERM INSURANCE (Flat Annual Rate on $10,000 face amount)	Monthly	$5.00	$5.00

GUARANTEED INSURABILITY OPTION (1)	Monthly

Minimum Charge		$0.06 per $1,000 per net amount of risk	$0.06 per $1,000 per net amount of risk

Maximum Charge		$0.18 per $1,000 per net amount of risk	$0.18 per $1,000 per net amount of risk

35 year old Male Non-Smoker (2)		$0.17 per $1,000 per net amount of risk	$0.17 per $1,000 per net amount of risk

(1)  These charges, including the Monthly Cost of Insurance Charge, are based on the insured's sex, age and risk classification, the duration of the policy and the amount of insurance coverage. The charges shown in this table may not be representative of the charges that a particular policyowner will pay. For a better understanding of how these charges affect your policy, you should request a personalized illustration from your registered representative.

(2)  The rates shown for the representative insured are 1st year rates only.

4

TOTAL ANNUAL PORTFOLIO EXPENSES

The Total Annual Portfolio Expense Table shows the minimum and maximum total operating expenses deducted from portfolio assets that you would have paid as of the end of the fiscal year 12/31/05. Actual expenses in the future may be higher. More detail concerning each individual portfolio company's fees and expenses is contained in the prospectus for each portfolio.

TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES	Minimum	Maximum
Expenses that are deducted from portfolio assets, including management fees, distribution (12b-1) fees and other expenses	0.10%	1.99%

SYMETRA SEPARATE ACCOUNT SL
PORTFOLIO OPERATING EXPENSES
(as a percentage of average net assets)

The Portfolio Operating Expenses Table shows the annual operating expenses separately for each portfolio (also referred to as the fund) for the fiscal year ended December 31, 2005. The table below shows the Total Annual Portfolio Expenses and for those portfolios where a contractual agreement to waive or reimburse all or a portion of the portfolio expenses exists, the Net Total Annual Portfolio Expenses are shown as well. Please see the individual portfolio prospectuses for more detailed information about portfolio expenses.

We have agreements with each of the fund managers that describe the administrative practices and responsibilities of the parties. To the extent it performs services for the fund, Symetra Life may receive an asset based administrative fee from the fund's advisor or distributor. These fees may be up to 0.30% per year and may depend on the amount we have invested in the portfolios. In addition, the funds may make payments to Symetra Life or its affiliates pursuant to a distribution and/or servicing plan adopted by the fund pursuant to Rule 12b-1 under the Investment Company Act of 1940. Such distribution or "12b-1" fees are disclosed in the table below.

	Management Fees		Distribution Service (12b-1) Fees	Other Expenses	Total Annual Portfolio Operating Expenses	Contractual Expense Waiver or Reimbursement		Net Total Annual Portfolio Operating Expenses (After any reimbursement and waiver agreements)
AIM V.I. Real Estate Fund (Series I shares) (1)(2)	0.90%		None	0.46%	1.36%	-0.15%		1.21	%(3)(4)
AIM V.I. Global Health Care Fund (Series I Shares) (5)	0.75%		None	0.33%	1.08%	-		1.08	%(3)(4)
AIM V.I. Capital Appreciation Fund (Series I shares) (1)(6)	0.61%		None	0.29%	0.90%	-		0.90	%(3)(7)
AIM V.I. Capital Appreciation Fund (Series II shares)	0.61%		0.25%	0.29%	1.15%	-		1.15	%(8)(7)
AIM V.I. Capital Development Fund (Series I shares) (9)	0.75%		None	0.34%	1.09%	-		1.09	%(3)(4)
AIM V.I. Capital Development Fund (Series II shares)	0.75%		0.25%	0.34%	1.34%	-		1.34	%(8)(4)
AIM V.I. International Growth Fund (Series I Shares) (9)	0.73%		None	0.38%	1.11%	-		1.11	%(3)
AIM V.I. International Growth Fund (Series II Shares)	0.73%		0.25%	0.38%	1.36%	-		1.36	%(8)
American Century Investments VP Balanced Fund	0.89%		None	None	0.89%	-		0.89%
American Century Investments VP International Fund	1.23%		None	None	1.23%	-		1.23%
American Century Investments VP Value Fund	0.93%		None	None	0.93%	-		0.93%
American Century Investments VP Ultra® Class II Fund	0.90%		0.25%	0.01%	1.16%	-		1.16%
American Century Investments VP Large Company Value Class II Fund	0.80%		0.25%	0.01%	1.06%	-0.80%		0.26%
American Century VP Inflation Protection Class II Fund	0.49%		0.25%	0.01%	0.75%	-		0.75%
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares	0.75%		None	0.06%	0.81%	-		0.81%
Dreyfus IP - MidCap Stock Portfolio - Initial Shares (1)	0.75%		None	0.04%	0.79%	-		0.79%
Dreyfus IP - Technology Growth Portfolio - Initial Shares	0.75%		None	0.06%	0.81%	-		0.81%
Dreyfus VIF - Appreciation Portfolio - Initial Shares (1)	0.75%		None	0.05%	0.80%	-		0.80%
Dreyfus VIF - Quality Bond Portfolio - Initial Shares (5)	0.65	%(10)	None	0.10%	0.75%	-0.15	%(10)	0.60%
Dreyfus Stock Index Fund, Inc. - Service Shares	0.25%		0.25%	0.02%	0.52%	-		0.52%

5

	Management Fees		Distribution Service (12b-1) Fees		Other Expenses		Total Annual Portfolio Operating Expenses		Contractual Expense Waiver or Reimbursement		Net Total Annual Portfolio Operating Expenses (After any reimbursement and waiver agreements)
Federated Capital Income Fund II (5)(11)	0.75	%(12)	None		0.68	%(13)	1.43%		-0.42	%(11)	1.01	%(11)
Federated High Income Bond Fund II - Primary Shares (1)(11)	0.60%		None		0.40	%(13)	1.00%		-0.25	%(11)	0.75	%(11)
Fidelity VIP Asset Manager Portfolio - Initial Class Shares (5)	0.52%		None		0.12%		0.64%		-0.01	%(14)	0.63	%(14)
Fidelity VIP Asset Manager: Growth Portfolio - Initial Class Shares (15)	0.57%		None		0.17%		0.74%		-0.02	%(14)	0.72	%(14)
Fidelity VIP Balanced Portfolio - Initial Class Shares (15)	0.42%		None		0.16%		0.58%		-0.04	%(14)	0.54	%(14)
Fidelity VIP Contrafund® Portfolio - Initial Class Shares	0.57%		None		0.09%		0.66%		-0.02	%(14)	0.64	%(14)
Fidelity VIP Equity-Income Portfolio - Initial Class Shares	0.47%		None		0.09%		0.56%		-0.01	%(16)	0.55	%(16)
Fidelity VIP Growth Portfolio - Initial Class shares (1)	0.57%		None		0.10%		0.67%		-0.04	%(14)	0.63	%(14)
Fidelity VIP Growth & Income Portfolio - Initial Class Shares	0.47%		None		0.12%		0.59%		-0.05	%(14)	0.54	%(14)
Fidelity VIP Growth Opportunities Portfolio - Initial Class Shares (17)	0.57%		None		0.13%		0.70%		-0.05	%(16)	0.65	%(16)
Fidelity VIP High Income Portfolio - Initial Class Shares (15)	0.57%		None		0.13%		0.70%		-		0.70%
Fidelity VIP Index 500 Portfolio- Initial Class Shares (15)(18)	0.10%		None		0.00%		0.10	%(19)	-		0.10%
Fidelity VIP Investment Grade Bond Portfolio - Initial Class Shares (15)	0.36%		None		0.13%		0.49%		-		0.49%
Fidelity VIP Money Market Portfolio - Initial Class Shares	0.20%		None		0.09%		0.29%		-		0.29%
Fidelity VIP Overseas Portfolio - Initial Class Shares (15)	0.72%		None		0.17%		0.89%		-0.07	%(14)	0.82	%(14)
Fidelity VIP Mid Cap Portfolio - Service Class 2 Shares	0.57%		0.25%		0.12%		0.94%		-0.05	%(14)	0.89	%(14)
Franklin Small-Mid Cap Growth Securities Fund - Class 2	0.48%		0.25	%(20)	0.28%		1.01%		-0.02	%(21)	0.99	%(21)
Franklin U.S. Government Fund - Class 2	0.49	%(22)	0.25	%(20)	0.03%		0.77%		-		0.77%
Franklin Flex Cap Growth Securities Fund - Class 2	0.75	%(23)	0.25	%(20)	0.48	%(23)	1.48	%(24)	-0.55	%(21)	0.93	%(24)(21)
Franklin Small Cap Value Securities Fund - Class 2	0.52%		0.25	%(20)	0.17%		0.94%		-0.05	%(21)	0.89	%(21)
Franklin Income Securities Fund - Class 2	0.46	%(22)	0.25	%(20)	0.02%		0.73%		-		0.73%
Mutual Shares Securities Fund - Class 2	0.60%		0.25	%(20)	0.18%		1.03%		-		1.03%
Templeton Developing Markets Securities Fund - Class 2	1.24%		0.25%		0.29%		1.78%		-		1.78%
Templeton Global Income Securities Fund - Class 2	0.62	%(22)	0.25%		0.12%		0.99%		-		0.99%
Templeton Growth Securities Fund - Class 2	0.75	%(22)	0.25	%(20)	0.07%		1.07%		-		1.07%
ING VP Natural Resources Portfolio (5)(25)(26)	1.00%		None		0.33	%(27)	1.33%		-0.15%		1.18%
ING JPMorgan Emerging Markets Equity Portfolio (15)(28)	1.25%		None		0.00%		1.25%		-		1.25	%(29)
J.P. Morgan U.S. Large Cap Core Equity Portfolio (17)	0.35%		None		0.50%		0.85%		-		0.85%
J.P. Morgan International Equity Portfolio (1)	0.60%		None		0.60%		1.20%		-		1.20%
J.P. Morgan Mid Cap Value Portfolio	0.70%		None		0.55%		1.25%		-		1.25	%(30)
Pioneer Bond VCT Portfolio - Class I Shares (5)	0.50%		None		0.33%		0.83%		-0.21	%(31)	0.62%
Pioneer Fund VCT Portfolio - Class I Shares (5)	0.65%		None		0.05%		0.70%		-		0.70%
Pioneer Growth Opportunities VCT Portfolio - Class I Shares (5)	0.74%		None		0.06%		0.80%		-0.01	%(32)	0.79%
Pioneer Mid Cap Value VCT Portfolio - Class I Shares (5)	0.65%		None		0.06%		0.71%		-		0.71%
Pioneer Small Cap Value II VCT Portfolio - Class I Shares (5)	0.75%		None		0.22%		0.97%		-		0.97%
Pioneer Emerging Markets VCT Portfolio - Class II Shares	1.15%		0.25%		0.59%		1.99%		-		1.99%
Pioneer Equity Income VCT Portfolio - Class II Shares	0.65%		0.25%		0.06%		0.96%		-		0.96%
Pioneer High Yield VCT Portfolio - Class II Shares	0.65%		0.25%		0.12%		1.02%		-		1.02%
Pioneer Real Estate VCT Portfolio - Class II Shares	0.80%		0.25%		0.13%		1.18%		-		1.18%
Pioneer Small Cap Value VCT Portfolio - Class II Shares	0.75%		0.25%		0.39%		1.39%		-		1.39%
Pioneer Strategic Income VCT Portfolio - Class II Shares	0.65%		0.25%		0.24%		1.14%		-		1.14%
PIMCO CommodityRealReturn Strategy Portfolio - Administrative Class Shares	0.49%		0.15%		0.94	%(33)	1.58%		-0.68%		0.90%
PIMCO All Asset Portfolio - Advisor Class Shares	0.20%		0.25%		0.25%		0.70%		-		0.70%
DWS Balanced VIP (17)(34)(35)	0.45%		None		0.06%		0.51%		-		0.51%
DWS International VIP (17)(36)	0.86%		None		0.16%		1.02%		-		1.02%
Wanger U.S. Smaller Companies (15)	0.90%		None		0.05%		0.95%		-		0.95%

The above portfolio expenses were provided by the portfolios. We have not independently verified the accuracy of the information.

6

(1)  This Portfolio is only available if you have been continuously invested since April 30, 2006.

(2)  Effective July 3, 2006, AIM V.I. Real Estate Fund will be renamed AIM V.I. Global Real Estate Fund.

(3)  The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses of Series shares to 1.30% of average daily net assets. The expense limitation agreement is in effect through April 30, 2007.

(4)  Effective January 1, 2005 through June 30, 2006, the advisor has contractually agreed to waive a portion of its advisory fees. The fee waiver reflects this agreement.

(5)  This Portfolio is only available if you have been continuously invested since April 28, 2005.

(6)  AIM V.I Growth Fund and AIM V.I. Aggressive Growth Fund were reorganized into AIM V.I. Capital Appreciation Fund effective May 1, 2006. As a result, Series I shares of AIM V.I. Capital Appreciation Fund are available to policyowners previously invested in Series I shares of AIM V.I Growth Fund and AIM V.I. Aggressive Growth Fund. If, as a result of the merger, Series I and Series II of the AIM V.I. Capital Appreciation Fund are available to a contract owner, we will allocate investments to the Series I fund.

(7)  As a result of a reorganization of another Fund into the Fund, which will occur on or about May 1, 2006 for AIM V.I. Capital Appreciation Fund and AIM V.I. Core Equity Fund and June 12, 2006 for AIM V.I. Large Cap Growth Fund, the Fund's Total Annual Operating Expenses have been restated to reflect such reorganization.

(8)  The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses of Series II shares to 1.45% of average daily net assets. The expense limitation agreement is in effect through April 30, 2007.

(9)  This portfolio is closed to investments effective March 15, 2006.

(10)  The Dreyfus Corporation has agreed to waive receipt of a portion of the Fund's management fee in the amount of 0.15 of 1% of the value of the Fund's average daily net assets, until June 30, 2006.

(11)  The percentages shown are based on expenses for the entire year ended December 31, 2005. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the shareholder services provider waived certain amounts. For Federated High Income Bond Fund II - Primary Shares the Total Waiver of Fund Expenses was 0.25% with the Total Actual Annual Fund Operation Expenses being 0.75%; for Federated Capital Income Fund II the Total Waiver of Fund Expenses was 0.42% with the Total Actual Annual Fund Operation Expenses being 1.01%; and for Federated International Equity Fund II the Total Waiver of Fund Expenses was 0.29% with the Total Actual Annual Fund Operation Expenses being 1.58%.

(12)  The Adviser voluntarily reimbursed a portion of the management fee. The management fee paid by the Fund (after the voluntary reimbursement) was 0.62% for the fiscal year ended December 31, 2005.

(13)  Includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Please see "Payments to Financial Intermediaries" herein. The Fund's Primary Shares did not pay or accrue the shareholder services fee during the fiscal year ended December 31, 2005. The Fund has no present intention of paying or accruing the shareholder services fee for the Primary Shares during the fiscal year ending December 31, 2006. Total other operating expenses for the fiscal year ended December 31, 2005 paid by the Fund's (after the voluntary waiver) were: 0.15% for Federated High Income Bond Fund II - Primary Shares and 0.39% for Federated Capital Income Fund II.

(14)  A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.63% for the Fidelity VIP Asset Manager Portfolio - Initial Class Shares; 0.72% for the Fidelity VIP Asset Manager: Growth Portfolio - Initial Class Shares; 0.54% for the Fidelity VIP Balanced Portfolio - Initial Class Shares; 0.64% for the Fidelity VIP Contrafund® Portfolio - Initial Class shares; 0.63% for the Fidelity VIP Growth Portfolio - Initial Class shares; 0.54% for the Fidelity VIP Growth & Income Portfolio - Initial Class Shares; 0.82% for the Fidelity VIP Overseas Portfolio - Initial Class Shares; and 0.89% for the Fidelity VIP Mid Cap Portfolio - Service Class 2 Shares. These offsets may be discontinued at any time.

(15)  This Portfolio is only available if you have been continuously invested since April 30, 2000.

(16)  A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. Including this reduction, the total class operating expenses would have been 0.55% for the Fidelity VIP Equity-Income Portfolio - Initial Class Shares and 0.65% for the Fidelity VIP Growth Opportunities Portfolio - Initial Class Shares. These offsets may be discontinued at any time.

(17)  This Portfolio is only available if you have been continuously invested since April 30, 2003.

(18)  The annual class operating expenses for the fund are based on historical expenses adjusted to reflect current fees.

(19)  Management fees for the fund have been reduced to 0.10%, and class expenses are limited to 0.10% (these limits do not apply to interest, taxes, brokerage commissions, security lending fees, or extraordinary expenses). This expense limit may not be increased without approval of the fund's shareholders and board of trustees. Thus, the expense limit is required by contract and is not voluntary on the fund manager's part.

(20)  While the maximum amount payable under the Fund's class rule 12b-1 plan is 0.35% per year of the Fund's class average annual net assets, the Board has set the current rate at 0.25% per year.

(21)  The Fund's manager has agreed in advance to reduce its fees with respect to assets invested by the Fund in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Fund's Board of Trustees (Board) and an exemptive order by the Securities and Exchange Commission (SEC).

(22)  The Fund administration fee is paid indirectly through the management fee.

(23)  The manager and administrator have agreed in advance to waive or limit their respective fees and, if necessary, to assume as their own expense certain expenses otherwise payable by the Fund (other than certain expenses, including litigation, indemnification or other extraordinary events) so that total expenses do not exceed 0.93% for Franklin Flex Cap Growth Securities Fund (Flex Cap). The manager also has agreed to reduce its fees to reflect reduced services resulting from a Fund's investment in the Sweep Money Fund. Before these fee waivers and reductions, the management fees and total operating expenses for the period ended December 31, 2005, would have been 0.75% and 1.48%, respectively, for Flex Cap. After April 30, 2007, the manager and administrator may discontinue the fee waiver. The manager, however, is required by the Board and an SEC exemptive order to reduce its fees with respect to assets invested by a Fund in the Sweep Money Fund.

(24)  Operating expenses are annualized.

(25)  The table shows the estimated operating expenses for shares of the Fund as a ratio of expenses to average daily net assets. These estimates are based on the Fund's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes, if any, and a fee waiver to which ING Investments, LLC, the investment adviser of the Fund, has agreed.

(26)  ING Investments, LLC has entered into a written expense limitation agreement with the Fund under which it will limit expenses of the Fund, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investment, LLC within three years. The amount of the Fund's expenses waived, reimbursed or recouped during the last fiscal year by ING Investments, LLC is shown under the heading "Waivers, Reimbursements and Recoupments." The expense limit will continue through at least May 1, 2007. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments, LLC provides written notice of the termination of the expense limitation agreement within 30 days of the end of the then-current term.

7

The expense limitation agreement may be terminated by the Fund upon at least 90 days' prior written notice to ING Investments,LLC, or upon termination of the investment management agreement. In addition, effective January 1, 2006, pursuant to a side agreement, ING Investment, LLC has lowered the expense limit for the Fund to 1.08% through at least December 31, 2006. There is no guarantee that this side agreement will continue after that date. The side agreement will only renew if ING Investment, LLC elects to renew it. If after December 31, 2006, ING Investments, LLC elects not to renew the side agreement, the expense limit will revert to the limitation under the Fund's expense limitation agreement of 2.50%. Any fees waived pursuant to the side agreement shall not be eligible for recoupment.

(27)  ING Funds Services, LLC receives an annual administrative fee equal to 0.10% of the Fund's average daily net assets.

(28)  The Management Agreement between the Trust and its manager, Directed Services, Inc. ("DSI"), provides for a "bundled fee" arrangement, under which DSI provides, in addition to advisory services, administrative services and other services necessary for the ordinary operation of the Portfolio, and pays for the services and information necessary to the proper conduct of the Portfolio's business, including custodial, administrative, transfer agency, portfolio accounting, auditing, and ordinary legal services, in return for the single management fee. Therefore, the ordinary operating expenses borne by the Portfolio are normally expected to include such expenses as the cost of the Trustees who are not "interested persons" of DSI, including the cost of the Trustees and Officers Errors and Omissions Liability Insurance coverage, any taxes paid by the Portfolio, interest expenses from any borrowing, and similar expenses, and are normally expected to be low compared to mutual funds with more conventional expense structures. The Portfolios would also bear any extraordinary expenses.

(29)  For the ING JPMorgan Emerging Markets Equity Portfolio Class I, which had not had a full year of operations, operating expenses are based on estimated amounts for the current fiscal year end.

(30)  The Portfolio's service providers have also voluntarily waived or reimbursed certain Portfolio fees so that the current expense ratio is 1.00%.

(31)  The expenses in the table above reflect the contractual expense limitation in effect through May 1, 2007 under which Pioneer has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class I expenses to 0.62% of the average daily net assets attributable to Class I shares. Any differences in the fee waiver and expense limitation among classes result from rounding in the daily calculation of a class' net assets and expense limit, which may exceed 0.01% annually. There can be no assurance that Pioneer will extend the expense limitation beyond such date.

(32)  The expenses in the table above reflect the contractual expense limitation in effect through May 1, 2007 under which Pioneer has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class I expenses to 0.79% of the average daily net assets attributable to Class I shares. Any differences in the fee waiver and expense limitation among classes result from rounding in the daily calculation of a class' net assets and expense limit, which may exceed 0.01% annually. There can be no assurance that Pioneer will extend the expense limitation beyond May 1, 2007.

(33)  Ratio of net expenses to average net assets excluding interest expense is 0.89%.

(34)  Management fees have been restated to reflect the new fee schedule effective May 2, 2005.

(35)  Pursuant to its respective agreement with DWS Variable Series II, the investment manager, the underwriter and the accounting agent have agreed, for the three year period commencing on May 1, 2005, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of A share class of DWS Balanced VIP to 0.51%.

(36)  Pursuant to its respective agreement with DWS Variable Series I, the investment manager, the underwriter and the accounting agent have agreed, for the one year period commencing on May 1, 2005, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of A share class of DWS International VIP to 1.37%.

8

POLICY DIAGRAM

This is intended as a visual representation of how your policy works. You should refer to your policy for actual and complete terms of the policy.

PREMIUM PAYMENTS

•  You can vary the amount and the frequency

PREMIUM ALLOCATION

You direct premium, less state premium tax if applicable, to be invested in the fixed account and/or the portfolios. The following portfolios are those available for policies issued on or after May 1, 2006.

•  AIM V.I. Capital Appreciation Fund
(Series II Shares)

•  AIM V.I. Capital Development Fund
(Series II shares)

•  AIM V.I. International Growth Fund
(Series II shares)

•  American Century Investments VP Ultra®
Class II Fund

•  American Century Investments VP Large
Company Value Class II Fund

•  American Century Investments VP Inflation
Protection Class II Fund

•  American Century Investments VP Balanced Fund

•  American Century Investments VP International
Fund

•  American Century Investments VP Value Fund

•  The Dreyfus Socially Responsible Growth
Fund, Inc. - Initial Shares

•  Dreyfus IP - Technology Growth Portfolio -
Initial Shares

•  Dreyfus Stock Index Fund, Inc. - Service Shares

•  Fidelity VIP Contrafund Portfolio - Initial Class

•  Fidelity VIP Equity-Income Portfolio -
Initial Class

•  Fidelity VIP Growth & Income Portfolio -
Initial Class

•  Fidelity VIP Money Market Portfolio -
Initial Class

•  Fidelity VIP Mid Cap Portfolio - Service Class 2

•  Franklin Flex Cap Growth Securities Fund -
Class 2

•  Franklin Income Securities Fund - Class 2

•  Franklin Small-Mid Cap Growth Securities Fund - Class 2

•  Franklin Small Cap Value Securities Fund -
Class 2

•  Franklin U.S. Government Fund - Class 2

•  Mutual Shares Securities Fund - Class 2

•  Templeton Developing Markets Securities Fund -
Class 2

•  Templeton Global Income Securities Fund -
Class 2

•  Templeton Growth Securities Fund - Class 2

•  JPMorgan Mid Cap Value Portfolio

•  Pioneer Emerging Markets VCT Portfolio -
Class II Shares

•  Pioneer Equity Income VCT Portfolio -
Class II Shares

•  Pioneer High Yield VCT Portfolio -
Class II Shares

•  Pioneer Real Estate VCT Portfolio -
Class II Shares

•  Pioneer Small Cap Value VCT Portfolio -
Class II Shares

•  Pioneer Strategic Income VCT Portfolio -
Class II Shares

•  PIMCO CommodityRealReturn Strategy
Portfolio - Administrative Class Shares

•  PIMCO All Asset Portfolio - Advisor
Class Shares

EXPENSES

•  Monthly charge for cost of insurance and cost of any riders.

•  Current charge for administrative expenses of $25.00 each month for the first year, $5.00 each month thereafter.

•  Daily charge, at an annual rate of 0.70% from the sub accounts for mortality and expense risks. This charge is not deducted from the fixed account.

•  Investment advisory fees and fund expenses are deducted from each portfolio.

BENEFITS

LIVING BENEFITS:

•  Policy loans are available during the first 10 policy years at 2% net interest.

•  Preferred policy loans and all loans following the tenth policy anniversary have a zero net interest rate.

•  You can surrender the policy at any time for its cash surrender value which may be subject to charges and tax consequences.

•  You can make withdrawals after the first policy anniversary (subject to certain restrictions). The death benefit will be reduced by the amount of the withdrawal and may be subject to tax consequences.

RETIREMENT PLANNING:

•  You can supplement retirement income by making scheduled loans and/or withdrawals.

DEATH BENEFITS:

•  Death benefits are income tax free to the beneficiary.

•  Lifetime income to the beneficiary is available in a variety of settlement options.

•  A Guaranteed Death Benefit Endorsement may be added to certain policies.

9

1.  THE POLICY

The Flexible Premium Variable Life Insurance Policy described in this prospectus is a contract between you, the owner, and Symetra Life Insurance Company, ("Symetra Life", "we" and "us"). While the policy is in force, we promise to pay a death benefit to the named beneficiary when the insured dies.

The policy is called "flexible" because you can vary the amount and frequency of premiums, choose between death benefit options, and increase or decrease the face amount of insurance.

The policy is called "variable" because you can choose among the available variable investment portfolios in which you can make or lose money depending upon market conditions. The investment performance of the portfolio(s) you choose affects the value of your policy and may affect whether your policy lapses.

The policy also has a fixed account. Your money earns interest at a rate we set. The annual effective interest rate will never be less than 4%. The rate credited to new premium is guaranteed for at least 12 months.

The policy benefits from tax deferral. While the insured is living, you pay no tax on policy earnings unless you take money out. When the insured dies, the death benefit is paid to your named beneficiary free from federal income tax.

To purchase a policy, you must submit an application, the full initial premium, and provide evidence of insurability satisfactory to us. Before accepting an application, we conduct underwriting to determine insurability. A simplified underwriting process is available for applications solicited in specific marketing groups. The process involves a simplified application and the elimination of some routine underwriting requirements. If you purchase your policy through a simplified underwriting program, however, you cannot receive a preferred risk class and will not be eligible for the most competitive insurance rates. We reserve the right to reject any application or premium.

OWNER

The owner of the policy is as shown on the policy application unless changed. You, as owner, may exercise all ownership rights under the policy.

INSURED

The insured is the person whose life is covered under the policy. The owner can be, but does not have to be, the same as the insured.

BENEFICIARY

The beneficiary is the person or entity you choose to receive the death benefit when the insured dies.

ASSIGNMENT

You may assign the policy. The assignment will become effective when we receive written notification. Your rights and those of any other person under the policy are subject to the assignment. We are not responsible for the validity of any assignments. An absolute assignment will be considered a change of ownership.

2.  PREMIUMS

Premiums should be made payable to Symetra Life Insurance Company and must be made in a form acceptable to us. You may choose to pay premiums:

•  By personal check drawn on U.S. funds;

•  By cashier's check; or

•  By Electronic Funds Transfer ("EFT").

We will not accept premium payments made in the following forms:

•  Cash;

•  Credit cards;

•  Money orders or travelers checks;

•  Third Party checks; or

•  Agency checks, unless drawn on a Trust or fiduciary account.

INITIAL PREMIUM

If you choose to make your initial premium by check, it can be delivered either directly to us or to your registered representative. Your check must be sufficient to cover all policy charges for a period of at least two months. If you choose to make your initial premium payment by EFT, the initial premium is equal to one monthly premium. You may change the method of paying premiums at any time without charge.

POLICY DATE

Upon payment of the initial premium, we may provide temporary insurance, subject to a maximum amount. The effective date of the permanent insurance coverage ("policy date") is dependent upon the completion of all underwriting requirements, payment of the full initial premium, and delivery of the policy with the completion of delivery requirements, if any, while the insured is still living. If you make your initial premium payment through EFT and a specific draft date is requested, your policy date will be dated at least three days after the requested draft date. If no specific date is requested, your policy will be dated as of the underwriter approval date with the draft date being three days prior.

In certain situations, we may preserve a younger age on your policy. If your birthday falls between the application date and the policy date, we may issue the policy based upon your age as of the application date. This is called "saving age". We will save age when requested by the proposed insured, subject to state regulations.

PLANNED PERIODIC PAYMENTS & ADDITIONAL PREMIUMS

You can schedule the amount and frequency of premium payments. We refer to these scheduled premiums as "planned periodic payments". You can choose to pay them either annually, semi-annually, quarterly or monthly. Making planned periodic payments is optional. If you make planned periodic payments on time and in full, there is no guarantee that the policy will not lapse (subject to the Guaranteed Death Benefit Endorsement). See Section 5 - Insurance Benefits.

10

Additional premium payments may be made at any time while the policy is in force and may be necessary to prevent policy lapse. We reserve the right to require satisfactory evidence of insurability before accepting any premium payment that would result in an increase in the net amount of coverage at risk. We will refund any portion of any premium payment we determine to be in excess of the premium limit established by law to qualify the policy as life insurance. We may also require that any existing policy loans be repaid prior to accepting any additional premium payments. See "Loans" in Section 7 -Access to Your Money. Additional premium payments or other changes to the policy can jeopardize a policy's tax status. We will monitor premiums paid and other policy transactions and will notify you when the policy becomes a modified endowment contract as described in Section 6.

As with payment of your initial premium, you may choose to make planned periodic payments or additional premiums directly to us or through a pre-authorized transfer from a bank account. You may change the method of paying premiums at any time without charge.

Payments made by check and sent directly to us: Premium payments made by check and received with all the information we need to process it at our Payment Processing Center are credited to your policy on the same day as received by us. However, check payments mailed to the Payment Processing Center that are not accompanied by a billing statement, or checks received at any Symetra address other than the Payment Processing Center, may postpone the crediting of your payment to your policy for up to two business days. In addition, if your check is received without the necessary information we need to process it, processing delays will occur as we attempt to contact you to get the necessary information. If we cannot get all the required information within five business days, we will return your payment.

Payments made through Electronic Funds Transfer ("EFT"): You can make planned periodic payments using EFT by doing the following:

•  Either electing the EFT payment option on your application or by providing us with a Bank Draft Authorization Form; and

•  Providing us with a voided check for account and bank routing information.

ALLOCATION OF PREMIUM AND CASH VALUE

You designate how your premiums are to be allocated when you apply for a policy. You may change the way future premiums are allocated by giving written notice to us. All percentage allocations must be in whole numbers, and must be at least 1%. The sum of the allocations must equal 100%.

If at the time a policy is issued, you elect to pay your initial and subsequent premiums by electronic funds transfer, the initial premium will be invested in the portfolios and/or Symetra Fixed Account according to your allocation instructions. The premium will be effective the date the funds were received.

If you choose a payment method other than electronic funds transfer, all premiums received within 25 days from the effective date of the policy will be invested in the Money Market portfolio. On the 26th day your money will be transferred to the portfolios and/or Symetra Fixed Account in accordance with your allocation instructions.

Subsequent payments will be allocated to the portfolios and/or Symetra Fixed Account, according to the allocation instructions we have at that time. You may change your premium allocations at any time.

Any amounts allocated to the portfolios are effective and valued as of the next close of the New York Stock Exchange ("NYSE"). This is usually 4:00 p.m. Eastern time. If for any reason the NYSE has closed for the day prior to our receipt of your money, it will be valued as of the close of the NYSE on its next regular business day.

The policy value is equal to the sum of the amount you have in the available portfolios and the Symetra Fixed Account under the policy at any one time. The value of your policy can change daily depending upon market conditions.

The net cash surrender value is equal to the policy value minus any surrender charges, outstanding loans or loan interest.

ACCUMULATION UNITS

The value of the variable portion of your policy will go up or down depending upon the investment performance of the portfolio(s) you choose. In order to keep track of this, we use a unit of measure called an accumulation unit which works like a share of a mutual fund.

We calculate the value of an accumulation unit for each portfolio after the NYSE closes each day. To determine the current accumulation unit value, we take the prior day's accumulation unit value and multiply it by the net investment factor for the current day.

The net investment factor is used to measure the daily change in accumulation unit value for each portfolio. The net investment factor equals:

•  the net asset value per share of a portfolio at the end of the current day plus the per share amount of any dividend or income distributions made by the portfolio that day; divided by

•  the net asset value per share of a portfolio at the end of the prior day plus the per share amount of any dividend or income distributions made by the portfolio that day; minus

•  the daily insurance charges and any taxes Symetra Life may incur on earnings attributable to the applicable policies, expressed as a percentage of the total net assets of the portfolio.

The value of an accumulation unit may go up or down from day to day.

When you make premium payments or transfers into a portfolio, we credit your policy with accumulation units. Conversely, when you request a withdrawal or a transfer of money from a portfolio, accumulation units are liquidated. In either case, the increase or decrease in the number of your accumulation units is determined by taking the amount of the premium payment, transfer or withdrawal and dividing it by the value of an accumulation unit on the date the transaction occurs.

11

Example: Assume that on Monday, we receive a $1,000 premium payment from you before the NYSE closes. You have told us you want this to go to the Fidelity VIP Growth & Income Portfolio. When the NYSE closes on that Monday, we determine that the value of an accumulation unit for the Fidelity VIP Growth & Income Portfolio is $34.12.We then divide $1,000 by $34.12 and credit your policy on Monday night with 29.31 accumulation units for the Fidelity VIP Growth & Income Portfolio.

POLICY LAPSE AND GRACE PERIOD

You must have enough money in your policy to cover the monthly deductions and any surrender charges. These are described in Section 4 - Charges and Expenses. If you don't have enough money to cover these charges, we will send written notice to you and any assignee of record. A grace period of 61 days begins as of the date notice is sent. We will tell you how much money (either a loan repayment or a premium payment) you need to send us to keep your policy in force. The amount will be enough to cover all the policy charges for three months and will be calculated in the same manner as prior to lapse.

If we don't receive this amount before the end of the grace period, all coverage under the policy will terminate and you will receive no benefits. If your policy ends without value ("lapses"), we will send written notice to you and any assignee of record. If the insured dies during the grace period, we will pay the death benefit to the beneficiary less any outstanding loans or charges. The grace period provisions don't apply if the Guaranteed Death Benefit Endorsement is in effect. See Section 5 - Insurance Benefits.

REINSTATEMENT

If your policy lapses, you have five years from the end of the grace period and while the insured is living, to request reinstatement of your policy. Reinstatement allows you to keep your original policy anniversary date and may or may not result in lower policy charges than you would incur under a new policy. To reinstate your policy you must:

•  provide us satisfactory evidence of insurability;

•  pay enough premium to cover policy charges for three months after the reinstatement date;

•  pay any indebtedness that existed at the end of the grace period; and

•  pay enough premium to cover the monthly deductions that were due during the grace period.

Unlike many companies, we do not ask you to pay premium for the period after the policy lapsed and before reinstatement, nor is there insurance coverage for this period. Coverage will be reinstated effective the date we approve your reinstatement application.

You may not reinstate a policy that you surrendered for policy value.

RIGHT TO EXAMINE

You may examine the policy and if for any reason you are not satisfied, you may cancel the policy by returning it to us with a written request for cancellation by the later of: (a) the 30th day after receipt; or (b) the 45th day after Part I of the application was signed. If you cancel the policy, Symetra Life will refund an amount equal to the premium payments made under the policy. If you elect to use electronic funds transfer for your initial premium payment and cancel the policy under this provision, you will be refunded an amount equal to your initial premium payment despite any investment loss. If required by state law, we will also refund any investment gain along with your initial premium payment. Your availability to choose investments may be limited during part of the right to examine period. See Allocation of Premium and Cash Value.

3.  INVESTMENT OPTIONS

VARIABLE INVESTMENT OPTIONS

The following portfolios are currently offered to policy owners through the divisions (or "subaccounts") of the Separate Account. Each subaccount invests exclusively in a particular portfolio. The portfolios are not offered directly to the public, but are available to life insurance companies as investment options for variable life insurance policies and variable annuity contracts.

The name, investment objective and investment adviser of the portfolios offered under this policy are listed below. There is no assurance that any of the portfolios will achieve their stated objective. You can find more detailed information about the portfolios, including a description of risks and expenses, in the prospectuses for the portfolios, which can be obtained without charge by calling us at 1-800-796-3872. You can have money in up to 17 available portfolios and the Symetra Fixed Account at any one time. Not all portfolios listed below may be available for all policies. You should read the prospectuses carefully before investing. The portfolio information below was provided by the portfolios. We have not independently verified the accuracy of the information.

PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISER
AIM Variable Insurance Funds

AIM V.I. Capital Appreciation Fund (Series II shares)	The Fund's investment objective is growth of capital.	A I M Advisors, Inc.

AIM V.I. Capital Development Fund (Series II shares)	The Fund's investment objective is long-term growth of capital.	A I M Advisors, Inc.

AIM V.I. International Growth Fund (Series II shares)	The Fund's investment objective is to provide long-term growth of capital.	A I M Advisors, Inc.

12

PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISER
American Century Variable Portfolios, Inc.

American Century Investments VP Balanced Fund	The fund seeks long-term capital growth and current income. VP Balanced invests approximately 60% of its assets in equity securities and the remainder in bonds and other fixed income securities. Fund shares are not guaranteed by the U.S. government. Generally as interest rates rise, bond prices fall.	American Century Investment Management, Inc.

American Century Investments VP International Fund	The fund seeks capital growth. The fund seeks its investment objective by investing primarily in securities of companies located in at least three developed countries (excluding the United States). International investing involves special risks, such as political instability and currency fluctuations.	American Century Global Investment Management, Inc.

American Century Investments VP Value Fund	This fund seeks long-term capital growth. Income is a secondary objective. The fund seeks its objective by selecting companies whose stock price may not reflect the companies' value. The managers attempt to purchase the stocks of these undervalued companies and hold them until their stock price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company.	American Century Investment Management, Inc.

American Century Investments VP Ultra® Class II Fund	The fund seeks long-term capital growth. The fund looks for stocks of larger-sized companies that the portfolio managers believe will increase in value over time, using an investment strategy developed by American Century.	American Century Investment Management, Inc.

American Century Investments VP Large Company Value Class II Fund	This fund seeks long-term capital growth. Income is a secondary objective. The fund seeks its objective by selecting companies whose stock price may not reflect the companies' value. The managers attempt to purchase the stocks of these undervalued companies and hold them until their stock price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company.	American Century Investment Management, Inc.

American Century Investments VP Inflation Protection Class II Fund	This fund seeks protection against U.S. inflation through a long term total return strategy. VP Inflation Protection Fund invests substantially all of its assets in investment-grade debt securities. To help protect against U.S. inflation, under normal conditions the fund will invest over 50% of its assets in inflation-adjusted debt securities. Fund shares are not guaranteed by the U.S. government. Generally, as interest rates rise, bond prices fall. The prospectus contains very important information about the characteristics of the underlying security and potential tax implications of owning this fund.	American Century Investment Management, Inc.

Dreyfus Investment Portfolios ("Dreyfus IP")

Dreyfus IP - Technology Growth Portfolio - Initial Shares	The portfolio seeks capital appreciation. To pursue this goal, the portfolio normally invests at least 80% of its assets in the stocks of growth companies of any size that Dreyfus believes to be leading producers or beneficiaries of technological innovation.	The Dreyfus Corporation

The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares

The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares	The fund seeks to provide capital growth, with current income as a secondary goal. To pursue these goals, the fund, under normal circumstances, invests at least 80% of its assets in the common stocks of companies that, in the opinion of the fund's management, meet traditional investment standards and conduct their business in a manner that contributes to the enhancement of the quality of life in America.	The Dreyfus Corporation

Dreyfus Variable Investment Fund ("Dreyfus VIF")

Dreyfus Stock Index Fund, Inc. - Service Shares	The fund seeks to match the total return of the Standard & Poor's 500 Composite Stock Price Index. To pursue this goal, the fund generally invests in all 500 stocks in the S&P 500® in proportion to their weighting in the index.	The Dreyfus Corporation Mellon Equity Associates serves as the fund's index fund manager

13

PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISER
Fidelity® Variable Insurance Products

Fidelity VIP Contrafund® Portfolio	Fidelity VIP Contrafund® Portfolio seeks long-term capital appreciation.	Fidelity Management & Research Company

Fidelity VIP Growth & Income Portfolio	Fidelity VIP Growth & Income Portfolio seeks high total return through a combination of current income and capital appreciation.	Fidelity Management & Research Company

Fidelity VIP Equity-Income Portfolio	Fidelity VIP Equity-Income Portfolio seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500SM Index (S&P 500®).	Fidelity Management & Research Company

Fidelity VIP Money Market Portfolio	Fidelity VIP Money Market Portfolio seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity Management & Research Company

Fidelity VIP Mid Cap Portfolio	Fidelity VIP Mid Cap Portfolio seeks long-term growth of capital.	Fidelity Management & Research Company

Franklin Templeton Variable Insurance Products Trust

Franklin Flex Cap Growth Securities Fund - Class 2	Seeks capital appreciation. The Fund normally invests predominantly in equity securities of companies across the entire market capitalization spectrum that the manager believes have the potential for capital appreciation.	Franklin Advisers, Inc.

Franklin Income Securities Fund - Class 2	Seeks to maximize income while maintaining prospects for capital appreciation. The Fund normally may invest in both debt and equity securities, including corporate, foreign and U.S. Treasury bonds as well as stocks with dividend yields the manager believes are attractive.	Franklin Advisers, Inc.

Franklin Small-Mid Cap Growth Securities Fund - Class 2	Seeks long-term capital growth. The Fund normally invests at least 80% of its net assets in investments of small capitalization (small cap) and mid capitalization (mid cap) companies. For this Fund, small-cap companies are those with market capitalization values not exceeding $1.5 billion or the highest market capitalization value in the Russell 2000® Index, whichever is greater, at the time of purchase and mid cap companies are companies with market capitalization values not exceeding $8.5 billion, at the time of purchase.	Franklin Advisers, Inc.

Franklin Small Cap Value Securities Fund - Class 2	Seeks long-term total return. The Fund normally invests at least 80% of its net assets in investments of small capitalization companies, and normally invests predominantly in equity securities. For this Fund, small-capitalization companies are those with market capitalization values not exceeding $2.5 billion, at the time of purchase. The Fund invests mainly in equity securities of companies that the manager believes are undervalued.	Franklin Advisory Services, LLC

Franklin U.S. Government Fund - Class 2	Seeks income. The Fund normally invests at least 80% of its net assets in U.S. government securities, and normally invests primarily fixed and variable rate mortgage-backed securities, a substantial portion of which is Ginnie Maes.	Franklin Advisers, Inc.

Mutual Shares Securities Fund - Class 2	Seeks capital appreciation, with income as a secondary goal. The Fund normally invests mainly in U.S. equity securities that the manager believes are undervalued. The Fund normally invests primarily in undervalued stocks and to a lesser extent in risk arbitrage securities and distressed companies.	Franklin Mutual Advisers, LLC

Templeton Developing Markets Securities Fund - Class 2	Seeks long-term capital appreciation. The Fund normally invests at least 80% of its net assets in emerging market investments, and invests primarily to predominantly in equity securities.	Templeton Asset Management Ltd.

Templeton Global Income Securities Fund - Class 2	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration. The Fund normally invests mainly in debt securities of governments and their political subdivisions and agencies, supranational organizations and companies located anywhere in the world, including emerging markets.	Franklin Advisers, Inc.

14

PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISER
Templeton Growth Securities Fund - Class 2	Seeks long-term capital growth. The Fund normally invests primarily in equity securities of companies located anywhere in the world, including those in the U.S. and in emerging markets.	Templeton Global Advisors Limited Under an agreement with manager, Templeton Asset Management Ltd. Acts as sub-advisor.

J.P. Morgan Series Trust II

JPMorgan Mid Cap Value Portfolio	The Portfolio seeks growth from capital appreciation.	J.P. Morgan Investment Management Inc.

Pioneer Variable Contracts Trust

Pioneer Emerging Markets VCT Portfolio - Class II Shares	Long-term growth of capital.	Pioneer Investment Management, Inc.

Pioneer Equity Income VCT Portfolio - Class II Shares	Current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.	Pioneer Investment Management, Inc.

Pioneer High Yield VCT Portfolio - Class II Shares	Maximize total return through a combination of income and capital appreciation.	Pioneer Investment Management, Inc.

Pioneer Small Cap Value VCT Portfolio - Class II Shares	Capital growth by investing in a diversified portfolio of securities consisting primarily of common stocks.	Pioneer Investment Management, Inc.

Pioneer Strategic Income VCT Portfolio - Class II Shares	A high level of current income.	Pioneer Investment Management, Inc.

Pioneer Real Estate VCT Portfolio - Class II Shares	Long-term growth of capital. Current income is secondary objective.	Pioneer Investment Management, Inc.

PIMCO Variable Insurance Trust

PIMCO CommodityRealReturn Strategy Portfolio	Seeks maximum real return consistent with prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other Fixed Income Instruments.	Pacific Investment Management Company LLC (PIMCO)

PIMCO All Asset Portfolio	Seeks maximum real return consistent with preservation of real capital and prudent investment management.	Pacific Investment Management Company LLC (PIMCO)

THE FOLLOWING PORTFOLIOS ARE AVAILABLE ONLY IF YOU HAVE BEEN CONTINUOUSLY INVESTED IN THEM SINCE APRIL 30, 2006
PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISER
AIM Variable Insurance Funds

AIM V.I. Capital Appreciation Fund (Series I shares)	The Fund's investment objective is growth of capital.	A I M Advisors, Inc.

AIM V.I Growth Fund and AIM V.I. Aggressive Growth Fund were reorganized into AIM V.I. Capital Appreciation Fund effective May 1, 2006. As a result, Series I shares of AIM V.I. Capital Appreciation Fund are available to policyowners previously invested in Series I shares of AIM V.I Growth Fund and AIM V.I. Aggressive Growth Fund. If, as a result of the merger, Series I and Series II of the AIM V.I. Capital Appreciation Fund are available to a contract owner, we will allocate investments to the Series I fund.

AIM V.I. Real Estate Fund (Series I shares)	The Fund's investment objective is to achieve high total return.	A I M Advisors, Inc. Subadvisor: INVESCO Institutional (N.A.), Inc.

Effective July 3, 2006, AIM V.I. Real Estate Fund (Series I Shares) will be renamed the AIM V.I. Global Real Estate Fund (Series I shares) and have a new Investment Objective as described below.

AIM V.I. Global Real Estate Fund (Series I shares)	The Fund's investment objective is to achieve high total return through growth of capital and current income.	A I M Advisors, Inc. Subadvisor: INVESCO Institutional (N.A.), Inc.

Dreyfus Investment Portfolios ("Dreyfus IP")

Dreyfus IP - MidCap Stock Portfolio - Initial Shares	The portfolio seeks investment results that are greater than the total return performance of publicly traded common stocks of medium size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400® Index ("S&P 400"). To pursue this goal, the portfolio normally invests at least 80% of its assets in stocks of mid-size companies.	The Dreyfus Corporation

Dreyfus Variable Investment Fund ("Dreyfus VIF")

Dreyfus VIF - Appreciation Portfolio - Initial Shares	The portfolio seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income. To pursue these goals, the portfolio invests at least 80% of its assets in common stocks. The portfolio focuses on "blue chip" companies with total market capitalizations of more than $5 billion at the time of purchase, including multinational companies.	The Dreyfus Corporation Sub-Advised by Fayez Sarofim & Co.

15

PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISER
Federated Insurance Series

Federated High Income Bond Fund II	The Fund's investment objective is to seek high current income.	Federated Investment Management Company

Fidelity® Variable Insurance Products

Fidelity VIP Growth Portfolio	Fidelity VIP Growth Portfolio seeks to achieve capital appreciation.	Fidelity Management & Research Company

J.P. Morgan Series Trust II

JPMorgan International Equity Portfolio	The Portfolio seeks to provide high total return from a portfolio of equity securities of foreign companies. Under normal circumstances, the Portfolio invests at least 80% of its assets (net assets plus the amount of borrowings for investment purposes) in equity investments.	J.P. Morgan Investment Management Inc., a subsidiary of JPMorgan Chase & Co.

EFFECTIVE MARCH 15, 2006, THE FOLLOWING PORTFOLIOS ARE NO LONGER AVAILABLE FOR INVESTMENT UNDER THE CONTRACT
PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISER
AIM Variable Insurance Funds

AIM V.I. Capital Development Fund (Series I shares)	The Fund's investment objective is long term growth of capital.	A I M Advisors, Inc.

AIM V.I. International Growth Fund (Series I shares)	The Fund's investment objective is to provide long-term growth of capital.	A I M Advisors, Inc.

THE FOLLOWING PORTFOLIOS ARE AVAILABLE ONLY IF YOU HAVE BEEN CONTINUOUSLY INVESTED IN THEM SINCE APRIL 28, 2005
PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISER
AIM Variable Insurance Funds

AIM V.I. Global Health Care Fund (Series I Shares)	The fund's investment objective is capital growth.	A I M Advisors, Inc.

Dreyfus Variable Investment Fund ("Dreyfus VIF")

Dreyfus VIF - Quality Bond Portfolio - Initial Shares	The portfolio seeks to maximize total return, consisting of capital appreciation and current income. To pursue this goal, the portfolio normally invests at least 80% of its assets in bonds, including corporate bonds, debentures, notes, mortgage-related securities, collateralized mortgage obligations, asset-backed securities, convertible debt obligations, preferred stocks, convertible preferred stocks, municipal obligations and zero coupon bonds, that, when purchased, are rated A or better or are the unrated equivalent as determined by Dreyfus, and in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, including Treasury inflation-protection securities.	The Dreyfus Corporation

Federated Insurance Series

Federated Capital Income Fund II	The Fund's investment objective is to achieve high current income and moderate capital appreciation.	Federated Equity Management Company of Pennsylvania Sub-Advised by: Federated Investment Management Company

Fidelity® Variable Insurance Products

Fidelity VIP Asset Manager Portfolio	Fidelity VIP Asset Manager Portfolio seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.	Fidelity Management & Research Company

ING VP Natural Resources Trust

ING VP Natural Resources Portfolio	The Fund seeks long-term growth of capital through investment primarily in common stocks of companies that own or develop natural resources and other basic commodities, or supply goods and services to such companies. Capital appreciation will be the primary determinant of total return and income is a secondary consideration. The investment objective may not be changed without shareholder approval.	ING Investments, LLC Sub-Advised by Aeltus Investment Management, Inc.

16

PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISER
Pioneer Variable Contracts Trust

Pioneer Growth Opportunities VCT Portfolio - Class I Shares	Growth of capital.	Pioneer Investment Management, Inc.

Pioneer Fund VCT Portfolio - Class I Shares	Reasonable income and capital growth.	Pioneer Investment Management, Inc.

Pioneer Small Cap Value II VCT Portfolio - Class I Shares	Capital growth.	Pioneer Investment Management, Inc.

Pioneer Mid Cap Value VCT Portfolio - Class I Shares	Capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks.	Pioneer Investment Management, Inc.

Pioneer Bond VCT Portfolio - Class I Shares	To provide current income from an investment grade portfolio with due regard to preservation of capital and prudent investment risk. The portfolio also seeks a relatively stable level of dividends; however, the level of dividends will be maintained only if consistent with preserving the investment grade quality of the portfolio.	Pioneer Investment Management, Inc.

THE FOLLOWING PORTFOLIOS ARE AVAILABLE ONLY IF YOU HAVE BEEN CONTINUOUSLY INVESTED IN THEM SINCE APRIL 30, 2003
PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISER
Fidelity® Variable Insurance Products

Fidelity VIP Growth Opportunities Portfolio	Fidelity VIP Growth Opportunities Portfolio seeks to provide capital growth.	Fidelity Asset Management & Research Company

J.P. Morgan Series Trust II

JPMorgan U.S. Large Cap Core Equity Portfolio	The Portfolio seeks to provide high total return from a portfolio of selected equity securities. Under normal circumstances, the Portfolio invests at least 80% of its assets (net assets plus the amount of borrowings for investment purposes) in equity investments of large-cap U.S. companies.	J.P. Morgan Investment Management Inc., a subsidiary of JPMorgan Chase & Co.

DWS Scudder Variable Series I

DWS International VIP	The portfolio seeks long term growth of capital primarily through diversified holdings of marketable foreign equity investments. The portfolio invests primarily in common stocks of established companies listed on foreign exchanges (equities issued by foreign-based companies and listed on foreign exchanges.) Although the fund can invest in companies of any size and from any country (other than the United States), it invests mainly in common stocks of established companies in countries with developed economies. Deutsche Asset Management Investment Services Ltd. is the subadvisor for the portfolio. This portfolio was previously known as International Portfolio.	Deutsche Investment Management Americas Inc. is the investment advisor for the portfolio. Deutsche Asset Management Investment Services Ltd. is the subadvisor for the portfolio.

DWS Scudder Variable Series II

DWS Balanced VIP	The portfolio seeks high total return, a combination of income and capital appreciation. The portfolio follows a flexible investment program, investing in a mix of growth stocks and bonds. The portfolio can buy many types of securities, among them common stocks, convertible securities, corporate bonds, US government bonds, and mortgage- and asset-backed securities.	Deutsche Investment Management Americas Inc. is the investment advisor for the portfolio. Deutsche Asset Management Services Ltd. is the subadvisor for the portfolio.

THE FOLLOWING PORTFOLIOS ARE AVAILABLE ONLY IF YOU HAVE BEEN CONTINUOUSLY INVESTED IN THEM SINCE APRIL 30, 2000
PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISER
ING VP Emerging Markets Fund, Inc.

ING JPMorgan Emerging Markets Equity Portfolio	The Portfolio seeks capital appreciation.	Directed Services, Inc. Sub-Advised by J.P. Morgan Investment Management Inc.

Fidelity® Variable Insurance Products

Fidelity VIP High Income Portfolio	Fidelity VIP High Income Portfolio seeks a high level of current income, while also considering growth of capital.	Fidelity Management & Research Company

17

PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISER
Fidelity VIP Overseas Portfolio	Fidelity VIP Overseas Portfolio seeks long-term growth of capital.	Fidelity Management & Research Company

Fidelity VIP Investment Grade Bond Portfolio	Fidelity VIP Investment Grade Bond Portfolio seeks as high a level of current income as is consistent with the preservation of capital.	Fidelity Management & Research Company

Fidelity VIP Asset Manager: Growth Portfolio	Fidelity VIP Asset Manager: Growth Portfolio seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments.	Fidelity Management & Research Company

Fidelity VIP Balanced Portfolio	Fidelity VIP Balanced Portfolio seeks income and capital growth consistent with reasonable risk.	Fidelity Management & Research Company

Fidelity VIP Index 500 Portfolio	Fidelity VIP Index 500 Portfolio seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500.	Geode Capital Management, LLC

Wanger Advisors Funds

Wanger U.S. Smaller Companies	Wanger U.S. Smaller Companies seeks long-term growth of capital. The Fund invests primarily in the stocks of small- and medium-size U.S. companies with capitalizations of less than $5 billion at the time of purchase.	Columbia Wanger Asset Management, L.P.

In addition to the Separate Account, the portfolios may sell shares to other separate investment accounts established by us or by other insurance companies to support variable life insurance policies and variable annuity contracts or qualified retirement plans. It is possible that, in the future, material conflicts could arise as a result of companies or plans sharing investments in the same portfolio. For more information about the risks associated with the use of the same funding vehicle for both variable life insurance and variable annuity contracts of various insurance companies and/or qualified retirement plans, see the prospectuses of the portfolios that accompany this prospectus or that are available upon request.

The investment performance for the portfolios may differ substantially from publicly traded mutual funds with similar names and objectives. There can be no assurance, and we make no representation that the investment performance of the portfolios will be comparable to any other portfolio, even those with the same investment objectives and policies and advisor or manager.

We may receive payments or revenues from some or all of the portfolios or their investment advisors, administrators, and/or distributors (or their affiliates) in connection with administrative or other services provided with respect to the portfolios. The amounts we receive, if any, may be different for different portfolios, and may depend on how much of our policy value is invested in the applicable portfolios.

CHANGES TO THE INVESTMENT OPTIONS

We reserve the right to add, combine, restrict, or remove any portfolio as an investment option under your policy. If any shares of the portfolios are no longer available, or if in our view no longer meet the purpose of the policy, it may be necessary to substitute shares of another portfolio. New or substitute portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers. It may also be necessary to close portfolios to allocations of new purchase payments by existing or new policy owners and we reserve the right to do so at any time and in our discretion. We will seek prior approval of the SEC (to the extent required by law) and give you notice before making any changes to the investment options.

VOTING RIGHTS

Symetra Life is the legal owner of the portfolios' shares. However, when a portfolio solicits proxies in connection with a shareholder vote, we are required to ask you for instructions as to how to vote those shares. The portfolio shares are voted in accordance with the instructions we receive from you. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right. You have no voting rights with respect to values in the Symetra Fixed Account.

DISREGARD OF VOTING INSTRUCTIONS

Symetra Life may, when required to do so by state insurance authorities, vote shares of the funds without regard to instructions from owners if such instructions would require the shares to be voted to cause any portfolio to make (or refrain from making) investments which would result in changes in the sub-classification or investment objectives of the portfolio. Symetra Life may also disapprove changes in the investment policy initiated by the owners or trustees of the portfolios. Symetra Life will disapprove such changes if it believes disapproval is reasonable and it determines in good faith that the change would:

•  violate state or federal law;

•  be inconsistent with the investment objectives of the portfolios; or

•  vary from the general quality and nature of investments and investment techniques used by other portfolios with similar investment objectives and underlying other variable policies offered by Symetra Life or of an affiliated life insurance company.

In the event that Symetra Life does disregard voting instructions, a summary of this action and the reasons for such action will be included in the next semi-annual report to owners.

SYMETRA FIXED ACCOUNT

The policy also offers a fixed account with interest rates that are set and guaranteed by Symetra Life for at least 12 months. Annual effective guaranteed interest rates will never be less than 4%.

18

TRANSFERS AMONG PORTFOLIOS AND THE SYMETRA FIXED ACCOUNT

You can transfer money among any of the available portfolios and the Symetra Fixed Account. In addition to the Symetra Fixed Account, you can have money in up to 17 portfolios at any one time. Transfers to or from the portfolios will take effect on the next close of the NYSE after we receive the request with all the information we need to process it at our Home Office. Transfer requests received at our Payment Processing Center, will delay processing for two business days. Amounts equal to loans and loan interest are not available for transfer. We will accept transfers by telephone or by signed request sent by mail or fax. We reserve the right to limit transfers from the Symetra Fixed Account in the following manner:

•  postpone the transfer for 30 days;

•  reduce the amount of the transfer to not more than 25% of the amount available for transfer in the Symetra Fixed Account; and

•  limit the total number of transfers to one per policy year. If limited, the transfer will be effective on the policy anniversary after the date we receive it.

We reserve the right to modify, suspend or terminate transfer privileges at any time.

TRANSFER TRANSACTIONS AVAILABLE

We will accept transfer requests from you by telephone or by signed request sent by fax or mail. Each transfer must identify:

•  your policy;

•  the amount of the transfer; and

•  which investment options are affected.

Telephone transactions are available for allocation changes, transfer between portfolios and the Symetra Fixed Account, portfolio rebalancing and dollar cost averaging. We record all telephone instructions.

By providing us with a properly signed authorization, you may authorize someone else to make telephone transactions by phone, mail or fax on your behalf. We will use reasonable procedures to confirm that instructions given to us by written request and telephone are genuine. If we do not use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.

We cannot guarantee that telephone transactions will always be available. For example, our offices may be closed during severe weather emergencies, or there may be interruptions in telephone service beyond our control. Moreover, if the volume of calls is unusually high, we may not have someone immediately available to receive your order.

You also should protect your personal identification number ("PIN") because self-service options will be available to anyone who provides your PIN. We will not be able to verify that the person using your PIN and providing instructions is you or a person authorized by you.

We reserve the right to modify, suspend, or terminate transfer privileges at any time for some or all policy owners. In addition, if we receive a transfer request that is to be allocated to the Symetra Fixed Account and we are not able to invest the money such that we can credit at least the minimum guaranteed interest rate, we reserve the right to reject the portion of the transfer request that was to be allocated to the Symetra Fixed Account.

SCHEDULED TRANSFERS

You can initiate the following scheduled transfers among your investment options free of charge. Once started, these scheduled transfers will continue until you instruct us to stop or all money has been transferred out of the source investment option.

Dollar Cost Averaging.  This strategy is designed to achieve a lower average cost per unit over time. It does not assure a profit nor protect against a loss. Investing should continue at a consistent level in both market ups and downs. You can systematically transfer set amounts on a monthly, quarterly, semi-annual or annual basis from any portfolio or the Symetra Fixed Account to any of the other portfolios.

Portfolio Rebalancing.  After your money has been invested, the performance of the portfolios may cause the percentage in each portfolio to change from your original allocations. You can instruct us to adjust your investment in the portfolios to maintain a predetermined mix on a monthly, quarterly, semi-annual or annual basis. Portfolio Rebalancing can be used with Dollar Cost Averaging.

LIMITS ON EXCESSIVE TRANSFERS AND MARKET TIMING ACTIVITY

Effects of Excessive Transfers and Market Timing Activity.  The policy and the portfolios are not designed for excessive short term trading or professional market timing, or for organizations or other persons that make large, or frequent transfers. Such trading activity may be disruptive to portfolio management strategies by causing forced and unplanned portfolio turnover, and increased trading and transaction costs. In addition, these activities may require a portfolio to maintain liquid assets rather than investing them for growth, resulting in lost opportunity costs that must be indirectly borne by policy owners. These disruptive activities may increase expenses and adversely affect portfolio performance, thereby negatively impacting long-term policy owners.

Detection and Deterrence.  Symetra Life discourages and does not accommodate frequent transfers or market timing activity. Due to the potential adverse consequences to policy owners, we have established certain policies and procedures to aid us in detecting and deterring policy owners that may be engaging in frequent trading and/or market timing activities. These policies and procedures may restrict or eliminate the right to make transfers among portfolios if such trades are executed by you, a market timing firm or other third party authorized to initiate transfers or exchange transactions on your behalf.

More specifically, our procedures detect market timing by monitoring for any two inter-portfolio transfer requests within a five business day period. When we identify a second transfer within five days of the first, we will review those transfers to determine if, in our judgment, you are engaging in market timing activity. We will particularly scrutinize transactions involving those portfolios that are subject to abuse by market

19

timing strategies, such as those portfolios that have an international investment profile. For example, if you transfer from American Century Investments VP International Fund to Fidelity VIP Money Market Portfolio followed by a transfer from Fidelity VIP Money Market Portfolio to American Century Investments VP International Fund within five business days, we may conclude that you are engaging in market timing. We may aggregate transfers made in two or more policies that we believe are connected in applying the procedures we employ to deter market timing.

In addition, our procedures include reviewing trading volumes every day in each portfolio offered in your policy. We will note large or unusual trading volumes and determine if a pattern of frequent transfers is being made in particular portfolios by particular policy owners.

If we conclude that market timing or other disruptive trading patterns are being transacted by you (whether or not your transfers took place within 5 days), we will limit you to one transfer in each 30-day period starting from the date of the transfer that we determined was a market timing transfer and continuing for six months thereafter. If transfer instructions are inadvertently accepted from you after you have been identified as a market timer, we will reverse the transaction within 1 to 2 business days.

In our sole discretion, we may revise our procedures at any time without prior notice to better detect and deter market timing or other disruptive trading to comply with regulatory requirements and/or to impose additional or alternate restrictions such as imposing dollar or percentage limits on transfers. If we modify our procedures, they will be applied uniformly to all policy owners.

If a transfer request is rejected or your transfer privileges have been restricted for any reason, we will attempt to inform you or your authorized agent by phone the next business day. If we do not succeed in reaching you or your authorized agent by phone, we will send a letter to your address of record. Our policies regarding transfer restrictions and rejections are applied uniformly, and we do not make exceptions for particular policy owners.

Underlying Portfolio Frequent Trading Policies. The portfolio managers to whom we submit purchase and redemption orders may also detect large or unusual patterns of trades submitted by us on behalf of all our variable life policy owners and variable annuity contract owners. Those portfolio managers may require us to investigate whether any of our policy owners are engaged in market timing or other similar activity and to cooperate with them to discourage such activity. In addition, the portfolios to whom we submit purchase and redemption orders may adopt unique policies and procedures designed to deter excessive trading or market timing. Those policies and procedures, when applicable, are described in the prospectuses for each of the portfolios available for investment by you, and we will enforce those policies and procedures. In cases of large or frequent transfers, the portfolio managers or Symetra Life may reject trades that are determined to be detrimental to other portfolio shareholders or violate the portfolios' policies and procedures. Therefore, we reserve the right to reject, without prior notice, any transfer request to a portfolio if the portfolio manager rejects such trade or the trade violates a portfolio's policies and procedures. If a portfolio refuses to accept a transfer request we have already processed, we will reverse the transaction within 1 to 2 business days. We will notify you or your authorized agent in writing or by phone if your transfer has been rejected or reversed. We further reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying portfolio. We do not currently impose redemption fees on transfers or expressly limit the number or size of transfers in a given period. Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.

Omnibus Order.  Policy owners and other persons with material rights under the policies also should be aware that the purchase and redemption orders received by the underlying portfolios generally are "omnibus" orders from intermediaries such as retirement plans and separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance contracts. The omnibus nature of these orders may limit the underlying portfolios' ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the underlying portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage frequent transfer activity, it will affect other owners of underlying portfolio shares, as well as the owners of all of the variable life insurance policies (or variable annuity contracts), including ours, whose variable investment options correspond to the affected underlying portfolios. In addition, if an underlying portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in frequent transfer activity, the underlying portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request. If an underlying portfolio rejects an omnibus order, we will notify you of the actions taken that affect your request.

We will use our best efforts to prevent market timing and other abusive trading practices, but the determination of whether market timing is occurring is subjective. We may not be able to detect all market timers or short term traders, and we may not be able to prevent transfers by those we do detect. In addition, the terms of the policy may also limit our ability to restrict or deter harmful transfers. If we are unable to detect or prevent market timing, the effect of such market timing may result in additional transaction costs for the portfolios and dilution of long-term portfolio owners' returns. Thus, your policy cash value may be lower due to lower returns in your portfolio investments.

20

4.  CHARGES AND EXPENSES

There are charges and other expenses associated with the policy that reduce the return on your investment in the policy. These charges and expenses are:

INSURANCE CHARGE

We make a daily deduction for the mortality and expense risk charge. This is done as a part of our calculation of accumulation unit value. This charge is equal, on an annual basis, to 0.70% of the average daily net assets of each portfolio. This charge helps pay for insurance benefits (the death benefit) and for the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the policy. If the charges under the policy are not sufficient, then we will bear the loss. If the charges are more than sufficient, we will retain the excess. The rate of the mortality and expense risk charge will not be increased.

MONTHLY CHARGES

We deduct the following charges from your policy value monthly:

•  the monthly cost of insurance;

•  the monthly cost of additional benefits provided by riders; plus

•  the monthly administration charge.

Monthly Cost of Insurance.  The monthly cost of insurance charge varies from policy to policy and from month to month. We determine the charge by multiplying the monthly cost of insurance rate times the amount of the death benefit that is covered by insurance. The monthly cost of insurance rate is based on:

•  the insured's age;

•  gender, if permitted by law;

•  risk classification;

•  the policy's duration; and

•  the net amount at risk (death benefit minus the cash value).

Monthly cost of insurance rates will not exceed those guaranteed in the policy and will not be increased more than once in any 12-month period. The guaranteed maximum insurance cost rates for standard risks are based on the Commissioner's Standard Ordinary Mortality Table.

The risk class of an insured, including age and gender, may affect the cost of insurance rate. A preferred risk class is available to smokers and non-smokers who we determine have a better than average mortality.

For a better understanding of how the cost of insurance and other charges affect policy values, you should request a personalized illustration from your registered representative.

Monthly Cost of Additional Benefits.  You may be able to obtain extra benefits which may require additional charges. The monthly cost of any additional benefits provided by riders under this policy is shown in the policy. For a discussion of additional benefits, see Section 5 - Insurance Benefits.

Monthly Administration Charge.  During the first policy year, the administration charge is $25 per month. For policy years after the first, the charge drops to $5 per month. The maximum administration charge will not exceed $8.00 per month for policy years after the first.

SURRENDER CHARGE

Unlike many other life insurance policies, there is no charge on withdrawals while this policy remains in force. There is a surrender charge against the policy value during the first ten policy years if you:

•  request a reduction in the face amount of insurance;

•  surrender the policy for value; or

•  allow the policy to lapse.

In most cases, the surrender charge will be deducted from the portfolios and the Symetra Fixed Account in the same proportion as we take monthly deductions. If this is not possible due to insufficient value in one of the investment options you elect or the policy itself, we will deduct this fee on a pro-rata basis from balances in all subaccounts and the Symetra Fixed Account.

The surrender charge will be the lesser of:

a)  50% during the first six policy years of an amount equal to one annual premium (calculated as if you paid level premiums until the insured age 95 and assuming an annual effective return of 5%), decreasing by 10% each year until there is no surrender charge for years eleven and later; or

b)  30% of actual premiums received during the first policy year up to an amount equal to the annual level premium described in method (a) above, plus 9% of all other premium paid and less the amount of any pro rata surrender charge previously made under the policy.

Your policy will be issued with a surrender charge schedule which shows the surrender charge you would pay under the method described in (a) above. Your surrender charge would be less than this amount if the surrender charge calculated under the method described in (b) were less.

Surrender charges vary by year of surrender, issue age, sex and rate class. The surrender charge decreases each policy year and is zero after policy year ten. We have provided the table below which shows the surrender charge for a 35 year old male non-smoker assuming a policy value of $100,000 using the method described in (a) above.

SURRENDER YEARS	SURRENDER CHARGE
1	$515.50
2	$515.50
3	$515.50
4	$515.50
5	$515.50
6	$515.50
7	$412.40
8	$309.30
9	$206.20
10	$103.10

21

In some cases you can minimize the amount of the surrender charge by limiting the amount of premium you pay in the first year. However, this could affect the death benefit, reduce policy values, and increase your risk of lapse. Your registered representative can provide you with a hypothetical illustration of policy values based on planned premiums which includes the surrender charge.

If you increase your face amount, a new surrender charge and a new ten-year period will apply to the amount of the increase. If you request a reduction in face amount, we will deduct a pro-rata surrender charge.

The surrender charge is for expenses incurred in connection with the promotion, sale, and distribution of the policies. If the surrender charge is insufficient, excess amounts resulting from the mortality and expense risk charge may be used to recover these expenses. We may reduce or eliminate the amount of the surrender charge when the policy is sold under circumstances that reduce our sales expense.

PREMIUM TAX CHARGE

States and other governmental entities (e.g., municipalities) may charge premium taxes ranging from 0% to 3.5%. These taxes vary by state and are subject to change. Based on your state of residence, we deduct the applicable tax from your premium before allocating amounts to the portfolios or to the Symetra Fixed Account in accordance with your instructions. Generally, references to allocations of premiums in this prospectus reflect the deductions made to cover this tax or other taxes imposed by the state.

INCOME OR OTHER TAXES

Currently we do not pay income or other taxes on earnings attributable to your policy. However, if we ever incur such taxes, we reserve the right to deduct them from your policy.

PORTFOLIO EXPENSES

There are deductions from and expenses paid out of the assets of the various portfolios. These expenses are summarized in the Symetra Separate Account SL portfolio operating expenses table of this prospectus. For more detailed information, you should refer to the portfolio prospectuses which, if not accompanying this prospectus, are available upon request.

5.  INSURANCE BENEFITS

The primary purpose of the policy is to provide death benefit protection on the life of the insured. You select the face amount of insurance and death benefit option "A" or "B" on your policy application. Face amount of insurance is the fixed portion of a death benefit that you want the beneficiary to receive. Under option "A", the death benefit equals the face amount on your insurance policy. Gains in your policy value reduce the amount of insurance coverage you pay for without changing the amount of the death benefit. Under option "B", the death benefit equals the face amount on your insurance policy, plus your policy value. The amount of insurance coverage you pay for stays the same, but the death benefit may be greater than the face amount, depending on performance.

Upon receipt of proof that the insured died while the policy was in force, we will pay the death proceeds to the beneficiary in a lump sum or under an optional method of payment provided by the policy and that you or the beneficiary select. The death proceeds equal:

•  the death benefit under the policy; plus

•  any benefits due from riders; less

•  any loans and loan interest; and less

•  any overdue charges if the insured dies during the grace period.

Whether you choose the death benefit under "A" or "B", we guarantee that the death benefit under the option you select will never be less than the applicable percentage of your policy value as long as the policy is in force. Sample ages and percentages are shown in the table below.

Insured's Age at the beginning of the policy year in which insured dies.	Percentage of policy value as of the date of death.
40 and under	250%
45	215%
50	185%
55	150%
60	130%
65	120%
70	115%
75-90	105%
95	100%

CHANGES IN THE FACE AMOUNT OF INSURANCE AND/OR THE DEATH BENEFIT OPTIONS

After the first policy year, you can request changes in the face amount of insurance or the death benefit option by writing to us. Increases in the face amount of insurance must be at least $10,000. The insured must be under age 80 and provide proof of insurability. If you increase your face amount, additional cost of insurance charges will result. This may indirectly affect your policy value if you do not increase your premium amount to cover these new charges. Decreases in the face amount of insurance during the first ten policy years and during the first ten years after an increase in your face amount have a surrender charge. See Section 4 - Charges and Expenses. Changes take effect on the first monthly anniversary on or after the date we approve the change. We may decline to make a change that would decrease your face amount of insurance to less than the minimum amount that we would issue on a new policy, or that would disqualify your policy as life insurance under tax law. See Section 6 - Taxes.

GUARANTEED DEATH BENEFIT ENDORSEMENT

You receive a Guaranteed Death Benefit Endorsement with your policy if:

•  the endorsement is approved by your state;

•  your policy is issued with standard or preferred rates; and

•  your policy does not have an increasing premium additional term rider.

22

The endorsement guarantees that your policy will not lapse prior to the end of the policy year that the insured turns age 80, as long as premium requirements are met. This protects your insurance coverage if your policy value drops below the amount normally required to keep your policy in force. There is no charge for this endorsement, but a minimum level of monthly premium is required to keep the endorsement in force. This minimum is shown in your policy and will not change unless your policy changes.

The endorsement will lapse if the total premiums paid, less any withdrawals, loan, and loan interest, are less than the sum of monthly guaranteed death benefit premiums required since policy issue. You will then have 61 days to pay the required premium or the endorsement will terminate and cannot be reinstated.

If you choose not to pay the minimum required premium and the endorsement terminates, your policy will continue in force as long as you have enough money in the policy to cover the monthly deduction and any surrender charges. See "Policy Lapse and Grace Period" in Section 2 - Premiums.

EXTENDED MATURITY BENEFIT ENDORSEMENT

The policy matures on the policy anniversary following the insured's 95th birthday. For a discussion of the Maturity Date, see Section 7 - Access to Your Money. You can extend the maturity date of your policy until the death of the insured if the Extended Maturity Benefit Endorsement was approved for use in your state at the time your policy was issued. There is no charge for this endorsement. The endorsement is not effective unless we receive, prior to the maturity date, your written irrevocable election to use the benefit.

Under the endorsement and as of the maturity date:

•  we transfer money in the portfolios to the Symetra Fixed Account as of the next close of the NYSE;

•  all riders on the policy terminate;

•  cost of insurance charges are no longer deducted;

•  the face amount will be equal to the net cash surrender value; and

•  the death benefit is set to Option A.

On the death of the insured, the death benefit under the endorsement is equal to the policy value less existing loans, and loan interest. The tax consequences of extending the maturity date past age 95 are unclear. You should consult your personal tax advisor before extending the policy maturity date.

EXCHANGES AND CONVERSION

From time to time we may offer programs under which certain variable life insurance policies previously issued by us may be exchanged for the policies offered by this prospectus. These programs will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax free for federal income tax purposes; however, you should consult your tax advisor. Generally you can exchange one policy for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both policies carefully. Exchanges may result in higher charges and a new ten-year surrender period will apply.

You should not exchange another variable life insurance policy for this one unless you determine, after knowing all the facts, that the exchange is in your best interest.

Conversions. The base policy cannot be converted. However, term riders, if attached to the policy, may be converted to a new policy without evidence of insurability, subject to the provisions contained in the term rider. The new policy would be issued on an attained age basis. Please see your policy for specifics.

ADDITIONAL BENEFITS

Additional benefits are available to be added to your policy by rider which may require an additional monthly charge. Some of these features are only available at the time the policy is issued, and may not be added later. For more information, contact your registered representative or us. Certain riders may not be available in all states. The cost for each rider is explained in the Periodic Charges Table. You should refer to the terms of the rider for complete details.

Additional Term Insurance Rider. This rider permits coverage to be added to the primary insured's policy for one family member or business associate without an additional policy fee.

Twenty Year Level Term Rider.  This rider pays the amount of insurance coverage under the rider to the named beneficiary upon the death of the insured.

Waiver of Premium - Primary Insured.  This rider waives all premiums that fall due while the primary insured is totally disabled.

Waiver of Monthly Deduction - Primary Insured.  This rider waives all monthly deductions from the policy that occur while the primary insured is totally disabled.

Accidental Death Benefit.  This rider pays an additional benefit upon the insured's death resulting from an accident.

Insured Children's Term Insurance.  This rider pays an additional death benefit upon the death of the primary insured's eligible children, stepchildren or legally adopted children.

Guaranteed Insurability Option.  This rider permits the insured to purchase additional insurance at standard premium rates according to special option dates, regardless of health or occupation.

Safety Benefit.  This rider is available at no cost to you and will pay an additional $10,000 if the insured dies as a result of a motor vehicle accident and was wearing a seat belt at the time of the accident.

Transportation Benefit.  This rider is available at no cost to you and will pay an additional $5,000 death benefit to help cover the cost of transporting the insured if the death occurs more than 100 miles from the insured's principal residence.

Accelerated Benefits Rider.  This living benefit rider is available at no cost to you and will pay up to 50 percent of the policy's death benefit ($250,000 maximum) in advance if the insured is diagnosed as terminally ill.Accelerated Death Benefit Rider for Terminal Illness.  This living benefit rider is available at no cost to you and will allow

23

you to accelerate up to 100 percent of a discounted death benefit if the insured is diagnosed as terminally ill.

The Accelerated Death Benefit Rider for Terminal Illness will be issued rather than the Accelerated Benefits Rider in states where it is approved.

Accelerated Death Benefit Rider for Nursing Home Care. This living benefit rider is available at no cost to you and will allow you to accelerate up to 100 percent of the available death benefit if the insured is confined to a hospital or skilled nursing facility for at least 180 consecutive days and is expected to be confined until death.

6.  TAXES

IN GENERAL

This section discusses how federal income tax applies to the policy in general. This information is not complete and is not intended as tax advice. Tax laws and their interpretations are complex and subject to change. This discussion is based upon our understanding of the present federal income tax laws. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation or otherwise. We cannot represent that the present federal income tax laws or their interpretation will continue. You should consult counsel or another competent tax advisor about your individual circumstances.

TAX STATUS OF THE POLICY

If your policy meets certain requirements under the Internal Revenue Code of 1986, as amended ("Code"), it will be treated as life insurance for federal tax purposes and receive the tax treatment normally accorded life insurance contracts under federal tax law. Guidance as to how these requirements are to be applied is limited. Nevertheless, we believe that a policy issued on a standard class basis should satisfy the applicable requirements. There is less guidance, however, with respect to policies issued on a substandard basis, and it is not clear whether such policies will in all cases satisfy the requirements. We will monitor compliance of your policy with these requirements. If it is subsequently determined that a policy does not satisfy the applicable requirements, we may take appropriate steps to bring the policy into compliance with such requirements. We reserve the right to restrict policy transactions in order to do so.

We believe that the death benefit under your policy will not be included in your beneficiary's gross income when the insured dies. However, ownership of a life insurance policy or receipt of policy proceeds before or after the death of the insured may result in federal taxes, such as income, estate, gift, or generation-skipping transfer taxes, as well as state and local taxes, such as inheritance or income tax. In addition, the transfer of the policy, the use of the policy as part of a tax shelter arrangement, or designation of a beneficiary will likely have tax consequences. The tax consequences of continuing the policy beyond the insured's 95th year are also unclear. Tax consequences depend on your circumstances or your beneficiary's circumstances. You should consult your tax advisor regarding these consequences.

Generally, you will not pay income tax on the policy cash value until there is a distribution. When distributions from a policy occur or when loans are taken out from or secured by a policy, the tax consequences depend on whether the policy is classified as a "Modified Endowment Contract" ("MEC") as described in the Code and more fully described below.

If your policy is not a MEC, then distributions from your policy other than death benefits are generally treated first as a recovery of your "investment in the policy," and then as taxable income. Your investment in the policy is generally the sum of your premiums. When a distribution is taken from your policy, your investment in the policy is reduced by the amount of the distribution that is tax-free. This means that withdrawals are generally treated as first recovering the premiums you paid into the policy and then as taxable income. However, certain distributions that must be made in order to enable the policy to continue to qualify as a life insurance policy for federal income tax purposes may be treated in whole or in part as taxable income.

Loans from, or secured by, the policy are generally not treated as distributions and thus are not taxable. However, the tax consequences associated with preferred loans are less clear and a tax advisor should be consulted about such loans. Furthermore, a surrender or termination of the policy by lapse may have tax consequences if the surrender value plus outstanding loans and loan interest is greater than premium paid into the policy. If the insured is alive on the maturity date and you have not elected the extended maturity option in writing, you may have to pay federal income tax on the policy value (including outstanding loan amounts) that are attributable to earnings in the portfolios and interest in the Symetra Fixed Account.

MODIFIED ENDOWMENT CONTRACTS

Under the Code, life insurance policies that are MECs are treated less favorably than other life insurance policies. In general, your policy will be a MEC if the amount of premiums paid into the policy causes the policy to fail the "7-pay test." A policy will fail the 7-pay test if at any time in the first seven policy years, the amount paid into the policy exceeds the total premiums that would have been paid for a policy providing for paid-up future benefits after the payment of seven level annual premiums.

A policy may also become a MEC if there is a reduction in the benefits under the policy during the first seven policy years or there is a "material change" in the policy's benefits or other terms, even after the first seven policy years. A material change can occur, for example, when there is an increase in the death benefit, including increases due to the payment of additional premium. To prevent your policy from becoming a MEC, it may be necessary to limit premium payments or to limit reductions in benefits. We will monitor your policy to determine if it is a MEC, and we will notify you in a timely manner if your policy is or becomes a MEC. You should consult with a competent advisor to determine whether a policy transaction will cause the policy to be classified as a MEC.

If your policy is a MEC, amounts you take out while the insured is living may be taxable income. All distributions other than death benefits, including surrenders and withdrawals, will be treated first as taxable income and then as tax-free recovery

24

of the investment in the policy after all gain in the policy has been distributed. Loans taken or secured by the policy will also be treated as distributions and taxed accordingly. There also may be 10% additional tax on distributions unless you are age 59 1/2 or older, disabled, or take the distribution as a series of substantially equal periodic payments over your life expectancy or the joint life expectancies of you and your beneficiary.

Distributions from a policy within two years before the policy becomes a MEC may also be taxed as distributions from a MEC. This means that a distribution made from a policy that is not a MEC could later become taxable as a distribution from a MEC.

All MECs that are issued by us (or our affiliates) to you during any calendar year are treated as one MEC for purposes of determining the amount includible in your income when a taxable distribution occurs.

INVESTOR CONTROL AND DIVERSIFICATION

In general, owners of variable life insurance policies receive tax deferral while the insured is living. This favorable tax treatment allows you to control the selection of and transfer among the portfolios without paying income tax unless you take money out of the policy. However, in certain circumstances, owners of variable life insurance policies have been considered for federal income tax purposes to be the owners of the portfolios' assets due to the owners ability to exercise investment control over those assets. Where this is the case, the policy owners were taxed on income and gains attributable to the portfolios' assets.

We believe your policy does not give you investment control over assets of the portfolios. However, there is little guidance in the Code or Treasury Regulations in this area, and some features of the policies, such as the flexibility to allocate premiums among portfolios, have not been explicitly addressed under federal tax law. If such guidance was issued, it could be applied either prospectively or retroactively and subject you to income tax consequences. We reserve the right to modify the policies, such as limiting the number of transfers allowed under the policies, to prevent you from being treated as the owner of the assets supporting the policy.

In addition, the Code requires that the investments of the portfolios meet certain diversification standards set by Treasury Regulations in order for the policies to be treated as life insurance policies for federal income tax purposes. It is intended that the portfolios will satisfy these diversification requirements.

TAX WITHHOLDING

To the extent that the policy distributions are taxable, they are generally subject to withholding at a rate of 10% for the distribution recipient's federal income tax liability. Recipients may generally elect, however, not to have tax withheld or to have withholding done at a different rate.

BUSINESS USE OF POLICY

Businesses may use the policy in various business arrangements, including non-qualified deferred compensation plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, and retiree medical benefit plans. The tax consequences of such plans will vary depending on the circumstances of the arrangement. If you are purchasing the policy for any arrangement the value of which depends in part on its tax consequences, you should consult a qualified tax advisor.

In recent years, moreover, Congress has adopted new rules relating to life insurance owned by businesses. The IRS and the Treasury Department have also recently issued guidance that substantially affects split-dollar arrangements. Any business considering the purchase of a new policy or a change in an existing policy should consult a tax advisor.

Furthermore, federal corporate governance legislation known as the Sarbanes-Oxley Act of 2002 (the "Act") prohibits publicly-traded companies from extending personal loans to their directors and officers. Under the Act, split-dollar life insurance arrangements for directors and officers of such companies may be considered a prohibited loan. It is unclear whether premiums paid in connection with such split-dollar life insurance arrangements will be considered prohibited loans under the Act.

Although the prohibition on loans is generally effective as of July 30, 2002, there is an exception for loans outstanding as of the date of enactment, so long as there is no material change to the loan terms and the loan is not renewed after July 30, 2002. Any affected business contemplating the payment of a premium on an existing policy, or the purchase of a new policy, in connection with a split-dollar life insurance arrangement should consult legal counsel.

Finally, there may also be indirect tax applied in connection with a policy held by a corporation. The federal corporate alternative minimum tax may apply to the gain accumulated in the policy or the proceeds of the policy.

QUALIFIED PLANS

The policy may be used as part of certain tax-qualified and/or employee retirement benefit plans. You may not have to purchase this policy to obtain the tax deferral benefits offered by the retirement plans. There may be other investment vehicles that can be purchased for your retirement plan. However, the policy may have certain features and benefits that make it an appropriate investment for your retirement plan. You should consult a tax advisor before using the policy in a retirement plan.

7.  ACCESS TO YOUR MONEY

You can access money in your policy in the following ways:

•  by taking loans against your policy value;

•  by requesting withdrawals after the first policy year;

•  by taking SMART® distributions (beginning after the second policy year);

•  by surrendering your policy for value;

•  by receiving the surrender value if the insured is alive on the maturity date; or

•  when a death benefit is paid to your beneficiary. See Section 5 - Insurance Benefits.

LOANS

You may take loans in any amount up to 90% (or other maximum required by your state) of your policy cash value by writing to us. Loaned amounts do not participate in the

25

investment performance of the Separate Account, or receive higher interest rates that may be available in the Symetra Fixed Account. For this reason, loans, whether or not repaid, have a permanent effect on the amount of money you are able to accumulate in your policy and the death benefit payable under your policy. Unless you tell us differently, we will deduct loan amounts from the portfolios and the Symetra Fixed Account in the same proportion as we take monthly deductions. If this is not possible, we deduct loan amounts on a pro rata basis from the investment options. Your cash surrender value and death benefit will be reduced by the amount of any outstanding loans plus any accrued interest. Once we receive your request with all the information we need to process it , the loan will be effective as of the next close of the NYSE. Loan amounts are not available for withdrawal or surrender.

Loan amounts are credited with interest at a minimum annual effective rate of 4%. Loan amounts are also charged interest. The interest rate charged on new and existing loans is set each policy anniversary, subject to a maximum rate that is the greater of:

•  Moody's Corporate Bond Yield Average for the calendar month that ends two months before your policy anniversary date; or

•  5%.

The cost of a loan is equal to the difference, if any, between the interest rate we credit and the interest rate we charge on the loan amount. Loans that are credited and charged at the same interest rate have no cost. There is no cost to you on new and existing loans that do not exceed the total investment gain in your policy, less policy charges and existing loan amounts, or on any new or existing loans after the tenth policy year. During the first ten policy years, we call these no-cost loans "preferred". To determine what loan amount is currently available to you on a preferred basis, add the amount of any withdrawals you have taken to your current policy value and then subtract all premiums paid.

The current loan interest rate charged on non-preferred loans under the policy is an annual effective rate of 6%. The annual effective interest rate credited on the loan amount is 4%. This results in an annualized cost to you of 2% for non-preferred loans. Changes in the loan interest rate we charge will never be less than 0.5% up or down. We will notify you in advance of any change in the cost of your loan.

Loan interest is payable in advance on the date of the loan and on each subsequent policy anniversary until the loan is repaid. Loan interest that is not paid on the date due increases your loan amount and is charged loan interest. During the first ten policy years, loans will be reallocated as preferred or non-preferred once a year on the policy anniversary. If the unloaned portion of your policy value experienced gains during the 12-month period prior to your policy anniversary, a greater portion of existing loan amounts may be preferred during the next policy year. If your policy value experienced losses during this period, a greater portion of existing loans may be non-preferred and result in a cost to you if you do not repay the loan.

Loan payments may be made at anytime while the insured is living and the policy is in force. When a loan is outstanding, we consider any money you give us, other than by electronic funds transfer, to be a loan payment unless clearly marked otherwise. Unless you tell us differently, loan payments are allocated to the portfolios and/or the Symetra Fixed Account in accordance with your current premium allocations on file. Non-preferred loans are repaid first. Loan payments are not considered additional premium under the policy.

Loans allow you to access money in your policy at little or no cost and are tax-free, unless your policy is a MEC. See Section 6 - Taxes. However, loans reduce the number of accumulation units in the portfolios and/or the value in the Symetra Fixed Account. Loans increase your risk that:

•  you will not accumulate enough policy value to meet your future financial needs;

•  your policy will lapse;

•  the Guaranteed Death Benefit Endorsement will terminate; or

•  your beneficiary will receive less money.

If a loan is outstanding and your policy lapses, the amount of any unpaid loans will be treated as a distribution and will be taxable to the extent of gain in the policy.

WITHDRAWALS

After the first policy year, you can take money out by writing to us. There is no minimum withdrawal amount. The maximum withdrawal amount is equal to your policy net cash surrender value less policy charges for three months.

Unless you tell us differently, we will take withdrawals from the portfolios and the Symetra Fixed Account in the same proportion as we take monthly deductions or, if this is not possible, on a pro rata basis from the investment options. Once we receive your request with all the information we need to process it , withdrawals from the portfolios will be effective as of the next close of the NYSE.

Unlike many other policies, there is no charge on withdrawals as long as your policy remains in force. However, withdrawals reduce the number of accumulation units in the portfolios and/or the value of the Symetra Fixed Account. For this reason, withdrawals have an effect on your cash surrender value and the death benefit payable under your policy. Withdrawals may also have tax consequences. See Section 6 - Taxes. Under Option A, withdrawals lower the face amount of your policy dollar for dollar. If you make a withdrawal under Option A, you will receive an endorsement to your policy which will reflect your new face amount. Under Option B, the face amount of your policy is not changed but the death benefit of your policy is decreased dollar for dollar. Withdrawals also increase the risk that:

•  you will not accumulate enough policy value to meet your future financial needs;

•  your policy will lose its current tax status;

•  your policy will lapse;

•  the Guaranteed Death Benefit Endorsement will terminate; or

•  your beneficiary will receive less money.

26

We may refuse any withdrawal request that reduces the face amount below the minimum we require for policy issue or that would disqualify the policy as life insurance under tax law.

SMART® DISTRIBUTIONS

After the second policy year, you can take money out electronically through systematic withdrawals, loans or a combination of both so that you receive a level stream of income over a period of time you select. The distributions must satisfy applicable requirements for taking withdrawals or loans and may be modified to ensure that insurance coverage remains in force. These distributions have the same risks as random loans and withdrawals. All or some of these distributions may be subject to current tax and tax penalties. See Section 6 - Taxes.

SURRENDER

You may end the insurance coverage under this policy and receive the net cash surrender value at any time by sending written instruction and the policy to us while the insured is living. A surrender charge will apply during the first ten policy years and during the first ten years after an increase in your face amount. See Section 4 - Charges and Expenses. The net cash surrender value is equal to the policy value minus any applicable surrender charges or any outstanding loans or loan interest. We will compute the net cash surrender value as of the date we receive your written request with all the information we need to process it to surrender and make a lump sum payment to you. We have the right to postpone payment as permitted by law but will not postpone payment for more than six months. The surrender value may be subject to current tax and tax penalties. See Section 6 - Taxes.

MATURITY DATE

The policy matures on the policy anniversary following the insured's 95th birthday. If the insured is alive on the maturity date, the policy terminates and you receive the net cash surrender value in a lump sum or, alternatively, in a payment option provided by your policy and that you select. Current taxes may apply. Under some circumstances the maturity date may be extended until the death of the insured. For a discussion of the Extended Maturity Benefit Endorsement, see Section 5 - Insurance Benefits.

MINIMUM VALUE

If the net cash surrender value of your policy (policy value less surrender charges and outstanding loan amounts) is too low to pay the monthly policy charges or loan interest that is due, insurance coverage will end and your policy will lapse without value. For information on policy lapse and reinstatement, see Section 2 - Premiums.

8.  OTHER INFORMATION

SYMETRA LIFE

Symetra Life Insurance Company was incorporated as a stock life insurance company under Washington law on January 23, 1957 under the name Safeco Life Insurance Company. On or about August 2, 2004, Symetra Financial Corporation, a financial services holding company, became the owner of Safeco Life Insurance Company. On September 1, 2004, Safeco Life Insurance Company changed its name to Symetra Life Insurance Company. Symetra Life Insurance Company is a wholly owned subsidiary of Symetra Financial Corporation. This change of ownership had no effect on your rights as a policy owner. We provide individual and group life, accident and health insurance, and annuity products and are licensed to do business in the District of Columbia and all states except New York.

SEPARATE ACCOUNT

We adopted a Board Resolution to establish Symetra Separate Account SL (formerly Safeco Separate Account SL) ("Separate Account") under Washington law on November 6, 1986. The Separate Account holds the assets that underlie policy values invested in the portfolios. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

Under Washington law, the assets in the Separate Account are the property of Symetra Life. However, assets in the Separate Account that are attributable to policies are not chargeable with liabilities arising out of any other business we may conduct. Income, gains and losses (realized and unrealized), resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income, gains or losses of Symetra Life. Promises we make in the policy are general obligations of Symetra Life and are not dependent on assets in the Separate Account.

CHANGES TO THE SEPARATE ACCOUNT

Where permitted by applicable law, we reserve the right to make certain changes to the structure and operation of the Separate Account, including, among others, the right to:

•  Transfer assets supporting the policies from one subaccount to another or from the Separate Account to another separate account;

•  Combine the Separate Account with other separate accounts, and/or create new separate accounts;

•  Deregister the Separate Account, or operate the Separate Account as a management investment company, or as any other form permitted by law;

•  Manage the Separate Account under the direction of a committee at any time;

•  Make any changes required by applicable law or regulation; and

•  Modify the provisions of the policy to reflect changes to the subaccounts and the Separate Account and to comply with applicable law.

Some, but not all, of these future changes may be the result of changes in applicable laws or interpretations of law.

We will not make any such changes without receiving any necessary approval of the SEC and applicable state insurance departments. We will notify you of any changes in writing. We reserve the right to make other structural and operational changes affecting the Separate Account.

GENERAL ACCOUNT

If you put your money into the Symetra Fixed Account, it goes into Symetra Life's general account. The general account is made up of all of Symetra Life's assets other than those attributable to separate accounts. All of the assets of the general

27

account are chargeable with the claims of any of our policy owners as well as our creditors. The general account invests its assets in accordance with state insurance law.

We are not required to register the Symetra Fixed Account or any interests therein with the SEC. For this reason, SEC staff has not reviewed disclosure relating to the Symetra Fixed Account.

DISTRIBUTION (PRINCIPAL UNDERWRITER)

The policies are distributed by Symetra Securities, Inc. ("SSI"). They are sold by individuals who, in addition to being licensed to sell variable life insurance for Symetra Life, are also registered representatives of broker-dealers who have a current sales agreement with SSI and Symetra Life. SSI is an affiliate of Symetra Life and is located at 777 108th Avenue NE, Suite 1200, Bellevue, WA 98004. It is registered as a broker-dealer with the SEC under the Securities Act of 1934 and is a member of the National Association of Securities Dealers, Inc. No amounts are retained by SSI for acting as principal underwriter for Symetra Life policies.

Registered representatives who solicit sales of the policies receive a portion of the commission payable to the broker-dealer firm, depending on the agreement between the broker-dealer and the registered representative. A broker-dealer firm or registered representative may receive different commissions for selling one variable life insurance policy over another and may favor one provider over another due to different compensation rates.

Furthermore, we and SSI offer the policies through our affiliated broker-dealer, Symetra Investment Services, Inc. ("SIS"). Because of this affiliation, SIS and its registered representatives may favor Symetra Life's products. We do not pay SIS different commissions from what we pay unaffiliated broker-dealers, but SIS may pay its registered representatives higher commission for selling Symetra Life products rather than another company's variable life insurance product.

We generally pay commissions as a percentage of premiums invested in the policy. The amount and timing of the commission may differ depending on the agreement between us and the broker-dealer but is not expected to be more than 90% of premiums paid during the first year or more than 2% during years after the first. In addition, allowances, and bonuses may be paid to broker-dealers and/or other distributors of the policies. A bonus dependent upon persistency is one type of bonus that may be paid.

To the extent permitted by NASD rules, promotional incentives or payments may also be provided to broker-dealers based on sales volumes, the assumption of wholesaling functions or other sales-related criteria. Other payments may be made for other services that do not directly involve the sale of the policies. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.

This policy does not assess a front-end sales charge. You indirectly pay for commissions and other sales expenses primarily, but not exclusively, through: the surrender charge; the mortality and expense risk charge; and investment earnings on amounts allocated under policies to the fixed account. We may also pay for sales and distribution expenses out of any payments we or SSI receive from the underlying portfolios for providing administrative, distribution and other services to the portfolios.

LEGAL PROCEEDINGS

There are no legal proceedings to which the Separate Account or SSI is a party. Symetra Life is engaged in various kinds of litigation. Although the outcome of any litigation cannot be predicted with certainty, at the present time it appears that there are no pending or threatened lawsuits that are likely to have a material adverse effect on the Separate Account, on Symetra Life's ability to meet its obligations under the policy, or on SSI's ability to perform under its principal underwriting agreement.

RIGHT TO SUSPEND TRANSFERS, LOANS, WITHDRAWALS, OR SURRENDER

We may be required to suspend or postpone payment of transfers, loans, withdrawals or surrender from the portfolios for any period of time when:

•  the NYSE is closed (other than customary weekend or holiday closings);

•  trading on the NYSE is restricted;

•  an emergency exists such that disposal of or determination of the value of the portfolio shares is not reasonably practicable; or

•  the SEC, by order, so permits for your protection.

Additionally, we reserve the right to defer payment of transfers, loans, withdrawals, or surrender from the Symetra Fixed Account for the period permitted by law, but not for more than six months.

Federal laws designed to counter terrorism and prevent money laundering by criminals might, in certain circumstances, require us to reject a premium payment and/or "freeze" your policy. If these laws apply in a particular situation, we would not be allowed to process any request for withdrawals, surrenders, or death benefits, or make transfers. We may also be required to provide additional information about you or your policy to government regulators.

REPORTS TO POLICY OWNERS

We send you the following statements and reports:

•  A confirmation for many significant transactions, such as changes in death benefit options, changes in future premium allocations, transfers among sub-accounts, and address changes;

•  Semi-annual and annual reports of the portfolios; and

•  An annual statement containing the amount of the current death benefit, policy values including surrender value, policy charges deducted, loan amounts including loan interest and premiums paid during the year.

On request, we will send you a current statement in a form similar to that of the annual statement described above. We reserve the right to limit the number of such requests or impose a reasonable charge for additional requests.

28

AMENDMENTS TO THE POLICY

We reserve the right to amend the policy to meet the requirements of applicable federal or state laws or regulations. You will be notified in writing of any changes, modifications or waivers.

WEBSITE INFORMATION

You can find more information about the PREMIER Accumulation Life Flexible Premium Variable Life Insurance policy as well as other products and financial services offered by Symetra companies on the Internet at http://www.symetra.com. This website is frequently updated with new information and can help you locate a representative near you. If you already own a PREMIER Accumulation Life policy, you can obtain specific information about your policy and additional online services.

The SEC also maintains a website at http://www.sec.gov, which contains a copy of the Separate Account's most recent registration statement (found on the EDGAR database) and general consumer information.

FINANCIAL STATEMENTS

The financial statements of Symetra Life and Symetra Separate Account SL are included in the Statement of Additional Information.

29

9.  HYPOTHETICAL ILLUSTRATIONS

HYPOTHETICAL ILLUSTRATIONS OF
DEATH BENEFITS, POLICY ACCOUNT VALUE,
CASH SURRENDER VALUES, AND ACCUMULATED PREMIUMS

The Death Benefit, Policy Account Value and Cash Surrender Value of a policy may change with the investment experience of the portfolios. The following tables show how these amounts might vary over time if the gross annual rate of return on the investments in each portfolio is 0%, 6% or 12%. The Death Benefit, Policy Account Value and Cash Surrender Value would be different from those shown if the gross annual investment returns averaged 0%, 6% and 12% over a period of years, but fluctuated above and below those averages for individual policy years. Results will also differ from what is shown in the tables depending on premium allocations and actual rates of return and actual expenses for the portfolios you selected.

Daily charges are made against the assets of the subaccounts for assuming mortality and expense risks. The mortality and expense risk charge under the policy is equivalent to an annual effective rate of .70% of the average daily net assets of each sub account in the Separate Account. This rate is guaranteed in the policy and will not increase. The net investment returns in these tables also reflect a deduction based on a mathematical average for the investment management and other expenses charged to all the portfolios in the prior year. In 2005, average expenses were equivalent to an annual effective rate of 0.6650% for investment management fees and 0.3588% for costs and expenses borne by the portfolios. The effect of these adjustments is that on a 0% gross rate of return, the net rate of return would be -1.72% on 6% it would be 4.28%, and on 12% it would be 10.28%.

The tables are based on assumptions about investment returns. Actual portfolio expenses may vary from year to year and may be reduced or partially reimbursed under agreements with portfolio advisors. These agreements may be contractual or voluntary. If voluntary, the reimbursement could be discontinued at any time. The following tables are calculated using charges absent any reimbursement or fee waivers. This may result in higher expenses, which in turn adversely affects net investment performance and policy values shown. For more information on reimbursement or fee waivers, see Separate Account SL Fee Table in the prospectus and the prospectuses for the portfolios.

In addition to expense charges, the tables reflect deductions for cost of insurance and the monthly administration charge at both the current rates and the maximum rates guaranteed in the policies. The tables are based on assumptions about policy owner characteristics and are for preferred and standard risk, male non-smokers, age 35. Results would be lower if the insured were in a substandard risk classification or did not qualify for the non-smoker rate. Current tables assume that the monthly administrative charge remains constant at $5.00. Guaranteed tables use the maximum guaranteed monthly administrative charge of $8.00. The tables also assume deduction of premium tax based on 2.1% of premiums. Actual premium tax may be higher or lower depending on your state. The tables assume that planned premium payments are paid at the beginning of each policy year, no loans or withdrawals have been made, and that the policy owner has not requested an increase or decrease in the face amount. The difference between the Policy Account Value and Cash Surrender Value in the first ten years reflects the surrender charge.

Symetra Life does not currently make any charge for federal taxes. If Symetra Life charged for those taxes, it would take a higher gross rate of return to produce net investment returns of 0%, 6% or 12%. These tables show that the cost of surrendering a policy in the early years is relatively high.

The second column of each table shows what would happen if an amount equal to the planned premiums were invested outside of the policy at 5% annualized interest. This assumed rate is neither guaranteed nor a current rate for any particular investment.

Individual Illustrations

You may request a comparable illustration based on the proposed insured's age, sex, smoking classification and underwriting classification for a requested face amount of insurance and planned premiums by contacting us at Symetra Life Insurance Company: 777 108th Ave. NE, Suite 1200, Bellevue, WA 98004 or by telephone at 1-800-796-3872. An individual illustration is also provided for any policy you may purchase. Illustrations for policy purchases on or after May 1, 2006 will include the average annual expenses and fees for only the portfolios available after this date.

30

VARIABLE UNIVERSAL LIFE

Flexible Premium Variable Life Insurance

MALE
PREFERRED NON-SMOKER

Initial Face Amount:	$250,000
Death Benefit Option:	A
Death Benefits Payable to Age:	95
Annual Planned Premium:(1)	$3,000.00
Issue Age:	35
Premiums Payable to Age:	95

RESULTS ASSUMING CURRENT CHARGES(2)

Assuming Hypothetical Gross Annual Investment Return of:

END OF POLICY YEAR	ACCUM PREMIUM (5% INT)	DEATH BENEFIT	POLICY ACCOUNT VALUE	CASH SURRENDER VALUE	DEATH BENEFIT	POLICY ACCOUNT VALUE	CASH SURRENDER VALUE	DEATH BENEFIT	POLICY ACCOUNT VALUE	CASH SURRENDER VALUE
		0.00%			6.00%			12.00%
1	3,150	250,000	2,161	1,350	250,000	2,318	1,507	250,000	2,472	1,660
2	6,458	250,000	4,507	3,425	250,000	4,965	3,884	250,000	5,434	4,353
3	9,930	250,000	6,787	5,498	250,000	7,700	6,411	250,000	8,676	7,387
4	13,577	250,000	8,998	7,709	250,000	10,523	9,234	250,000	12,222	10,933
5	17,406	250,000	11,150	9,861	250,000	13,446	12,157	250,000	16,114	14,825
6	21,426	250,000	13,269	11,981	250,000	16,501	15,212	250,000	20,415	19,127
7	25,647	250,000	15,354	14,323	250,000	19,691	18,660	250,000	25,167	24,136
8	30,080	250,000	17,411	16,637	250,000	23,027	22,254	250,000	30,421	29,647
9	34,734	250,000	19,442	18,926	250,000	26,519	26,004	250,000	36,233	35,717
10	39,620	250,000	21,444	21,187	250,000	30,172	29,914	250,000	42,659	42,401
11	44,751	250,000	23,390	23,390	250,000	33,962	33,962	250,000	49,735	49,735
12	50,139	250,000	25,270	25,270	250,000	37,887	37,887	250,000	57,522	57,522
13	55,796	250,000	27,084	27,084	250,000	41,954	41,954	250,000	66,097	66,097
14	61,736	250,000	28,833	28,833	250,000	46,168	46,168	250,000	75,544	75,544
15	67,972	250,000	30,514	30,514	250,000	50,536	50,536	250,000	85,958	85,958
16	74,521	250,000	32,125	32,125	250,000	55,061	55,061	250,000	97,440	97,440
17	81,397	250,000	33,652	33,652	250,000	59,738	59,738	250,000	110,099	110,099
18	88,617	250,000	35,086	35,086	250,000	64,568	64,568	250,000	124,061	124,061
19	96,198	250,000	36,426	36,426	250,000	69,557	69,557	250,000	139,472	139,472
20	104,158	250,000	37,664	37,664	250,000	74,710	74,710	250,000	156,497	156,497
Age 75	402,695	250,000	5,757	5,757	250,000	235,225	235,225	1,419,549	1,351,952	1,351,952

(1)  Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

(2)  Assumes that no policy loans or withdrawals have been made. Zero values indicate lapse in the absence of an additional premium payment.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR THE FUNDS' PORTFOLIOS. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY SYMETRA OR THE FUNDS THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

31

VARIABLE UNIVERSAL LIFE

Flexible Premium Variable Life Insurance

MALE
PREFERRED NON-SMOKER

Initial Face Amount:	$250,000
Death Benefit Option:	A
Death Benefits Payable to Age:	95
Annual Planned Premium:(1)	$3,000.00
Issue Age:	35
Premiums Payable to Age:	95

RESULTS ASSUMING GUARANTEED CHARGES(2)

Assuming Hypothetical Gross Annual Investment Return of:

END OF POLICY YEAR	ACCUM PREMIUM (5% INT)	DEATH BENEFIT	POLICY ACCOUNT VALUE	CASH SURRENDER VALUE	DEATH BENEFIT	POLICY ACCOUNT VALUE	CASH SURRENDER VALUE	DEATH BENEFIT	POLICY ACCOUNT VALUE	CASH SURRENDER VALUE
		0.00%			6.00%			12.00%
1	3,150	250,000	2,126	1,314	250,000	2,282	1,470	250,000	2,434	1,622
2	6,458	250,000	4,436	3,354	250,000	4,890	3,808	250,000	5,354	4,273
3	9,930	250,000	6,681	5,393	250,000	7,585	6,296	250,000	8,550	7,261
4	13,577	250,000	8,858	7,570	250,000	10,365	9,076	250,000	12,044	10,756
5	17,406	250,000	10,971	9,682	250,000	13,238	11,950	250,000	15,874	14,585
6	21,426	250,000	13,010	11,721	250,000	16,198	14,909	250,000	20,062	18,773
7	25,647	250,000	14,976	13,945	250,000	19,250	18,219	250,000	24,649	23,618
8	30,080	250,000	16,873	16,099	250,000	22,398	21,624	250,000	29,679	28,905
9	34,734	250,000	18,695	18,179	250,000	25,643	25,127	250,000	35,194	34,678
10	39,620	250,000	20,439	20,181	250,000	28,985	28,727	250,000	41,243	40,986
11	44,751	250,000	22,096	22,096	250,000	32,420	32,420	250,000	47,876	47,876
12	50,139	250,000	23,672	23,672	250,000	35,956	35,956	250,000	55,162	55,162
13	55,796	250,000	25,159	25,159	250,000	39,592	39,592	250,000	63,166	63,166
14	61,736	250,000	26,550	26,550	250,000	43,326	43,326	250,000	71,961	71,961
15	67,972	250,000	27,844	27,844	250,000	47,161	47,161	250,000	81,638	81,638
16	74,521	250,000	29,030	29,030	250,000	51,094	51,094	250,000	92,288	92,288
17	81,397	250,000	30,100	30,100	250,000	55,122	55,122	250,000	104,019	104,019
18	88,617	250,000	31,040	31,040	250,000	59,240	59,240	250,000	116,949	116,949
19	96,198	250,000	31,835	31,835	250,000	63,441	63,441	250,000	131,214	131,214
20	104,158	250,000	32,473	32,473	250,000	67,721	67,721	250,000	146,972	146,972
Age 75	402,695	250,000	-0-	-0-	250,000	165,414	165,414	1,299,295	1,237,424	1,237,424

(1)  Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

(2)  Assumes that no policy loans or withdrawals have been made. Zero values indicate lapse in the absence of an additional premium payment.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR THE FUNDS' PORTFOLIOS. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY SYMETRA OR THE FUNDS THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

32

VARIABLE UNIVERSAL LIFE

Flexible Premium Variable Life Insurance

MALE
STANDARD NON-SMOKER

Initial Face Amount:	$250,000
Death Benefit Option:	A
Death Benefits Payable to Age:	95
Annual Planned Premium:(1)	$3,000.00
Issue Age:	35
Premiums Payable to Age:	95

RESULTS ASSUMING CURRENT CHARGES(2)

Assuming Hypothetical Gross Annual Investment Return of:

END OF POLICY YEAR	ACCUM PREMIUM (5% INT)	DEATH BENEFIT	POLICY ACCOUNT VALUE	CASH SURRENDER VALUE	DEATH BENEFIT	POLICY ACCOUNT VALUE	CASH SURRENDER VALUE	DEATH BENEFIT	POLICY ACCOUNT VALUE	CASH SURRENDER VALUE
		0.00%			6.00%			12.00%
1	3,150	250,000	2,161	1,350	250,000	2,318	1,507	250,000	2,472	1,660
2	6,458	250,000	4,507	3,425	250,000	4,965	3,884	250,000	5,434	4,353
3	9,930	250,000	6,787	5,498	250,000	7,700	6,411	250,000	8,676	7,387
4	13,577	250,000	8,998	7,709	250,000	10,523	9,234	250,000	12,222	10,933
5	17,406	250,000	11,144	9,855	250,000	13,440	12,151	250,000	16,108	14,819
6	21,426	250,000	13,236	11,947	250,000	16,466	15,177	250,000	20,380	19,091
7	25,647	250,000	15,296	14,265	250,000	19,629	18,598	250,000	25,101	24,070
8	30,080	250,000	17,331	16,558	250,000	22,940	22,167	250,000	30,326	29,553
9	34,734	250,000	19,339	18,823	250,000	26,404	25,888	250,000	36,104	35,588
10	39,620	250,000	21,321	21,064	250,000	30,029	29,772	250,000	42,495	42,237
11	44,751	250,000	23,247	23,247	250,000	33,792	33,792	250,000	49,533	49,533
12	50,139	250,000	25,094	25,094	250,000	37,675	37,675	250,000	57,267	57,267
13	55,796	250,000	26,845	26,845	250,000	41,668	41,668	250,000	65,755	65,755
14	61,736	250,000	28,516	28,516	250,000	45,791	45,791	250,000	75,096	75,096
15	67,972	250,000	30,116	30,116	250,000	50,060	50,060	250,000	85,392	85,392
16	74,521	250,000	31,649	31,649	250,000	54,486	54,486	250,000	96,750	96,750
17	81,397	250,000	33,093	33,093	250,000	59,054	59,054	250,000	109,270	109,270
18	88,617	250,000	34,442	34,442	250,000	63,769	63,769	250,000	123,083	123,083
19	96,198	250,000	35,699	35,699	250,000	68,640	68,640	250,000	138,335	138,335
20	104,158	250,000	36,850	36,850	250,000	73,666	73,666	250,000	155,187	155,187
Age 75	402,695	250,000	-0-	-0-	250,000	227,003	227,003	1,403,575	1,336,738	1,336,738

(1)  Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

(2)  Assumes that no policy loans or withdrawals have been made. Zero values indicate lapse in the absence of an additional premium payment.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR THE FUNDS' PORTFOLIOS. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY SYMETRA OR THE FUNDS THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

33

VARIABLE UNIVERSAL LIFE

Flexible Premium Variable Life Insurance

MALE
STANDARD NON-SMOKER

Initial Face Amount:	$250,000
Death Benefit Option:	A
Death Benefits Payable to Age:	95
Annual Planned Premium:(1)	$3,000.00
Issue Age:	35
Premiums Payable to Age:	95

RESULTS ASSUMING GUARANTEED CHARGES(2)

Assuming Hypothetical Gross Annual Investment Return of:

END OF POLICY YEAR	ACCUM PREMIUM (5% INT)	DEATH BENEFIT	POLICY ACCOUNT VALUE	CASH SURRENDER VALUE	DEATH BENEFIT	POLICY ACCOUNT VALUE	CASH SURRENDER VALUE	DEATH BENEFIT	POLICY ACCOUNT VALUE	CASH SURRENDER VALUE
		0.00%			6.00%			12.00%
1	3,150	250,000	2,126	1,314	250,000	2,282	1,470	250,000	2,434	1,622
2	6,458	250,000	4,436	3,354	250,000	4,890	3,808	250,000	5,354	4,273
3	9,930	250,000	6,681	5,393	250,000	7,585	6,296	250,000	8,550	7,261
4	13,577	250,000	8,858	7,570	250,000	10,365	9,076	250,000	12,044	10,756
5	17,406	250,000	10,971	9,682	250,000	13,238	11,950	250,000	15,874	14,585
6	21,426	250,000	13,010	11,721	250,000	16,198	14,909	250,000	20,062	18,773
7	25,647	250,000	14,976	13,945	250,000	19,250	18,219	250,000	24,649	23,618
8	30,080	250,000	16,873	16,099	250,000	22,398	21,624	250,000	29,679	28,905
9	34,734	250,000	18,695	18,179	250,000	25,643	25,127	250,000	35,194	34,678
10	39,620	250,000	20,439	20,181	250,000	28,985	28,727	250,000	41,243	40,986
11	44,751	250,000	22,096	22,096	250,000	32,420	32,420	250,000	47,876	47,876
12	50,139	250,000	23,672	23,672	250,000	35,956	35,956	250,000	55,162	55,162
13	55,796	250,000	25,159	25,159	250,000	39,592	39,592	250,000	63,166	63,166
14	61,736	250,000	26,550	26,550	250,000	43,326	43,326	250,000	71,961	71,961
15	67,972	250,000	27,844	27,844	250,000	47,161	47,161	250,000	81,638	81,638
16	74,521	250,000	29,030	29,030	250,000	51,094	51,094	250,000	92,288	92,288
17	81,397	250,000	30,100	30,100	250,000	55,122	55,122	250,000	104,019	104,019
18	88,617	250,000	31,040	31,040	250,000	59,240	59,240	250,000	116,949	116,949
19	96,198	250,000	31,835	31,835	250,000	63,441	63,441	250,000	131,214	131,214
20	104,158	250,000	32,473	32,473	250,000	67,721	67,721	250,000	146,972	146,972
Age 75	402,695	250,000	-0-	-0-	250,000	165,414	165,414	1,299,295	1,237,424	1,237,424

(1)  Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

(2)  Assumes that no policy loans or withdrawals have been made. Zero values indicate lapse in the absence of an additional premium payment.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR THE FUNDS' PORTFOLIOS. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY SYMETRA OR THE FUNDS THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

34

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about Symetra Separate Account SL. A current SAI is on file with the Securities and Exchange Commission, is incorporated into this prospectus by reference and is legally considered part of this prospectus.

You can get a free copy of the SAI, a personalized illustration or discuss your questions about your policy by contacting us at:

Symetra Life Insurance Company
PO Box 34690
Seattle, WA 98124-1690
1-800-796-3872

You can also download an electronic version of this prospectus at http:\\www.symetra.com.

You can review and copy the SAI at the Public Reference Room of the Securities and Exchange Commission. To find out more about this service, call the SEC at 1-202-942-8090 or 1-800-SEC-0330. Reports and other information about the policy and the portfolios are also available on the EDGAR database available on the SEC's Web site at http://www.sec.gov. You can also get copies, for a fee, by writing the Public Reference Section, Securities and Exchange Commission, 450 Fifth Street NW, Washington, DC 20549-0102.

Investment Company Act File No. 811-04909

35

PREMIER ACCUMULATION LIFE®

STATEMENT OF ADDITIONAL INFORMATION

INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

issued by

SYMETRA SEPARATE ACCOUNT SL

and

SYMETRA LIFE INSURANCE COMPANY

This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus for the Individual Flexible Premium Variable Life Insurance Policy.  Terms used in the current prospectus for the policy are incorporated in this Statement.

The prospectus concisely sets forth information that a prospective investor should know before investing.  For a copy of the prospectus, call 1-800-796-3872 or write to Symetra Life Insurance Company, P.O. Box 34690, Seattle, Washington 98124-1690.

This Statement of Additional Information and the prospectus are both dated May 1, 2006.

TABLE OF CONTENTS

SYMETRA SEPARATE ACCOUNT SL	2
SERVICES	2
Experts	2
Independent Registered Public Accounting Firm	2
DISTRIBUTION	2
Reduction or Elimination of Policy Charges or Additional Amounts Credited	3
Underwriting	3
Misstatement of Age or Sex	3
The Company’s Right to Contest	3
Advertising	3
Increases in Face Amount	4
PERFORMANCE DATA	4
Total Return	4
Definitions	4
Performance Comparison	5
Tax Comparison	5
FEDERAL TAX STATUS	6
Our Income Taxes	6
FINANCIAL STATEMENTS	6
ILLUSTRATIONS OF VARIATION IN DEATH BENEFIT, POLICY ACCOUNT AND CASH SURRENDER VALUES IN RELATION TO THE PORTFOLIOS’ INVESTMENT EXPERIENCE	7

SYMETRA SEPARATE ACCOUNT SL

Symetra Life Insurance Company (“the Company”, “we”, and “us”), is a wholly-owned subsidiary of Symetra Financial Corporation which is a holding company whose subsidiaries are engaged primarily in insurance and financial services businesses.  Symetra Life Insurance Company was incorporated as a stock life insurance company under Washington law on January 23, 1957 under the name Safeco Life Insurance Company.  On September 1, 2004, Safeco Life Insurance Company changed its name to Symetra Life Insurance Company.

We established Symetra Separate Account SL (“the Separate Account”) on November 6, 1986, to hold assets that underlie policy values invested in the portfolios.  The Separate Account meets the definition of  “separate account” under Washington State law and under the federal securities laws.  It is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended.  This registration does not involve supervision of the management of the Separate Account or the Company by the SEC.

The assets of the Separate Account are the property of the Company.  The Separate Account invests in the underlying portfolios that are offered under the policy.  Each portfolio is a part of a series of portfolios designed for use in variable annuity and variable life insurance products, but not all portfolios may be available under the policies described herein.  We maintain records of all Separate Account purchases and redemptions of the shares of the portfolios.  We do not guarantee the investment performance of the Separate Account, its assets, or the portfolios.  Policy values allocated to the Separate Account will vary with the value of the shares of the underlying portfolios, and are also reduced by expenses and transaction charges assessed under the policies.

Accumulation units will reflect the investment performance of the Separate Account with respect to amounts allocated to it.  Since the Separate Account is always fully invested in the shares of the portfolios, its investment performance reflects the investment performance of those entities. The values of such shares held by the Separate Account fluctuate and are subject to the risks of changing economic conditions.  The policy owner bears the entire investment risk.  There can be no assurance that the aggregate value in the policy will equal or exceed the purchase payments made under a policy for the reasons described above.

SERVICES

Experts

The financial statements of Symetra Separate Account SL at December 31, 2005 and for each of the two years in the period then ended and the consolidated financial statements of Symetra Life Insurance Company and Subsidiaries at December 31, 2005 and 2004  and from August 2, 2004 through December 31, 2004 and the period from January 1, 2004 through August 1, 2004 (Predecessor), and for the year ended December 31, 2003 (Predecessor), appearing in this Statement of Additional Information and Registration Statement, have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

Independent Registered Public Accounting Firm

The principal business address of Ernst & Young LLP is 999 Third Avenue, Suite 3500, Seattle, WA 98104-4086.

DISTRIBUTION

Symetra Securities, Inc. (“SSI”), an affiliate of the Company, acts as the principal underwriter for the policies.  SSI is located at 777 108th Avenue NE, Suite 1200, Bellevue, WA 98004.  The policies issued by the Separate Account are offered on a continuous basis. SSI is a wholly-owned subsidiary and affiliate of Symetra.  For the years ended 2005, 2004 and 2003,  SSI received $564,045, $492,481 and  $725,03 in commissions for the distribution of the policies of which no payments were retained.  These figures include the combined amount of all commissions paid for sales of the policies  whether the policies’ premiums have been allocated to the general account of the Company or the Separate Account.

2

Reduction or Elimination of Policy Charges or Additional Amounts Credited

Under some circumstances, we may expect to experience lower costs or higher revenues associated with issuing and administering certain policies. For example, sales expenses are expected to be less when policies are sold to a large group of individuals. Under such circumstances, we may pass a portion of these anticipated savings on to the policyholder by reducing or eliminating certain policy charges (including the surrender charge) or crediting additional fixed account interest. Any reduction or elimination of certain policy charges will be determined by us after examination of all the relevant factors such as:

1.     The size and type of group to which sales are to be made will be considered.  Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of policies with fewer sales contacts.

2.     The total amount of purchase payments to be received will be considered.  Per policy sales expenses are likely to be less on larger purchase payments than on smaller ones.

3.     Any prior or existing relationship with us will be considered.  Per policy sales expenses are likely to be less when there is a prior or existing relationship because of the likelihood of implementing the policies with fewer sales contacts.

4.     There may be other circumstances, of which we are not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, we determine that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the monthly administration charge.

We may also take such action in connection with policies sold to our officers, directors, and employees and their family members, employees of our affiliates and their family members, and registered representatives and employees of broker-dealers that have a current selling agreement with us. In each circumstance such actions will be reasonably related to the savings or revenues anticipated and will be applied in a non-discriminatory manner. These actions may be withdrawn or modified by us at any time.

Underwriting

The Company gathers certain information about an applicant’s gender, age, health, occupation, avocation and other factors that impact mortality risk.  That information is gathered through use of applications, medical examinations, personal interviews and other authorized methods to determine the appropriate risk classification.  The Company uses the 1980 Commissioner’s Standard Ordinary Mortality table to determine the cost of insurance for each insured.

Misstatement of Age or Sex

If the age or sex of the insured has been incorrectly stated, the death benefit and any benefits provided by riders will be adjusted to reflect the death benefit that would have been purchased at the correct age or sex using the cost of insurance rate in effect when the policy was issued.

The Company’s Right to Contest

The Company cannot contest the validity of the policy, except in the case of fraud, after it has been in effect during the insured’s lifetime for two years from the policy date or, with regard to an increase in insurance coverage, two years from the effective date of that increase.  If the policy is reinstated, the two-year period is measured from the date of reinstatement.  If the insured commits suicide within two years of the policy date, or such period as specified in state law, the benefit is limited to a return of premiums adjusted for loans, withdrawals, and investment experience, gain or loss, in the portfolios.

Advertising

The Company is ranked and rated by independent financial rating services, including Moody’s, Standard and Poor’s and A.M. Best Company.  The purpose of these ratings is to reflect the financial strength or claims-paying ability of the Company.  The ratings are not intended to reflect the investment experience or financial strength of the Separate Account.  From time to time we may advertise the rating of the Company and may include a comparison of currently taxable and tax deferred investments, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

3

Increases in Face Amount

Face Amount.  The face amount is comprised of coverage segments for the original face amount and each subsequent increase in face amount.  Under the level death benefit option (“Option A”), any excess of the total death benefit over the face amount is considered to be part of the original coverage segment.  Each coverage segment has unique cost of insurance rates that vary based upon the insured’s age and risk classification at the time the segment is added, the insured’s gender, and the policy’s duration at the time the segment is added.  The coverage segments may be reduced due to requested reductions in face amount or withdrawals.  Such reductions are first applied to the most recent coverage segment and, if the reduction exceeds the amount of that segment, the balance is applied to the next most recent segment(s).

Monthly Cost of Insurance charge.  Policy values are allocated to coverage segments, up to the amount of the coverage segment, in the order that the segments were added to the policy.  The net amount at risk of a coverage segment is determined by subtracting the policy value allocated to the segment from the face amount of the segment.  The monthly cost of insurance charge for each coverage segment is the cost of insurance rate for that segment multiplied by the net amount at risk of that segment.  The monthly cost of insurance charge for the policy is the sum of the monthly cost of insurance charges for each coverage segment of the policy.  On each monthly anniversary, the policy value is re-allocated to the coverage segments in the manner described above.

PERFORMANCE DATA

Total Return

Performance which appears in advertisements and sales literature (including on our website) will be calculated in several manners.  “Sub-Account Performance” includes the deduction of the monthly administration charge.  “Portfolio Performance” does not include the deduction of the monthly administration charge.  The Portfolio  Performance method will cause the performance of the portfolios to appear higher than performance calculated using the Sub-Account Performance method.

Both Sub-Account Performance and Portfolio Performance are updated on our website on a regular basis.  Sub-Account Performance is updated monthly and quarterly, and Portfolio Performance is updated monthly.  Both updates are based on data through the last business day of the month. Both methods reflect all aspects of a portfolio’s return, including the automatic reinvestment by the portfolio of all dividend and capital gains distributions and the deduction of all applicable charges to the portfolio, including the mortality and expense risk charge, investment management fees and other portfolio expenses.

The performance calculations do not include deductions for the cost of insurance (including deductions for any applicable riders), applicable surrender charges, and premium taxes.  If the performance calculations included these deductions, performance of the portfolios would be lower.

For Sub-Account Performance, we present returns for 1 year, 5 years, and 10 years (up to the portfolio’s availability through the Separate Account), and inception-to-date, i.e., from the date the portfolio became part of the Separate Account.  All returns are annualized, i.e., presented as average annual total returns (defined below).

For Portfolio Performance, we present year-to-date total return (defined below), average annual total return for 1, 3, 5, 7, and 10 years (up to the life of the portfolio), and cumulative total returns over the life of the portfolio (defined below).

Definitions:

1.  “Average annual total return” or “annualized total return” is the annual percentage change in the unit value of a hypothetical investment in a portfolio over a stated period of time.  It is calculated by determining the growth or decline in value of a hypothetical investment in the portfolio over certain periods, including inception-to-date, 1 year, 3 years, 5 years, 7 years, and 10 years (up to the portfolio’s availability through the Separate Account), and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period.  Investors should realize that the portfolio’s experience is not constant over time, but changes from year to year and that the average annual returns represent averaged figures as opposed to the year-to-year performance of a portfolio.  Average annual returns are calculated pursuant to the following formula:

4

P (1 + T)n = ERV

where:

P	= a hypothetical initial payment of $1,000;
T	= the average annual total return;
n	= the number of years; and
ERV	= the withdrawal value at the end of the time period used.

2.  “Year-to-Date Total Return” is the total percentage change in the unit value of a hypothetical investment in a portfolio from the most recent year-end to the end of the period.  It is calculated by determining the growth or decline in the hypothetical unit value of the fund at the start of the period to the end of the period.

Year-to-Date Total Return (%) = ((unit value at end of period) / (unit value at most recent year end) -1) * 100%

3.  “Cumulative total return, Life of Portfolio” is the total percentage change in the unit value of a hypothetical investment in a portfolio from the establishment of the portfolio to the end of the period.  (“Establishment” is the first date the investment company established the portfolio, regardless of whether the portfolio was available as a portfolio option through the Separate Account at that time.)  Cumulative total returns are not averaged.

Cumulative total return, Life of Portfolio (%) =
((unit value at end of the period) / (unit value at establishment of portfolio) -1) * 100%

From time to time, additional quotations of total return based on the historical performance of the portfolios may also be presented.

Performance Comparison

The Company may also show historical accumulation unit values in certain advertisements containing illustrations.  These illustrations will be based on actual accumulation unit values.  Performance information for a portfolio may be compared, in reports and advertising, to: (i) Standard & Poor’s Stock Index, Standard & Poor’s High-Grade Corporate Bond Index, Lehman Brothers Long Term Quality Government/Corporate Bond Index, Dow Jones Industrial Averages, iMoneyNet, or other unmanaged indexes generally regarded as representative of the securities markets; (ii) other investment products tracked by Lipper, Inc. or Morningstar, Inc., which are widely used independent research firms that rank mutual funds and other investment companies by overall performance, investment objectives and assets; and (iii) the Consumer Price Index (a measure of inflation) to assess the real rate of return from an investment in a contract.  Unmanaged indexes may assume the reinvestment of dividends but generally do not reflect deductions for mortality and expense charges, investment management costs, brokerage costs and other transaction costs that are normally paid when directly investing in securities.

Total returns and other performance information may be quoted numerically or in a table, graph, or similar illustration.  Reports and advertising also may contain other information, including the ranking of any portfolio derived from rankings of variable universal life separate accounts or other investment products tracked by Lipper, Inc. or by rating services, companies, publications, or other persons which rank separate accounts or other investment products on overall performance or other criteria.

Tax Comparison

Reports and advertising also may show the effect of tax deferred compounding on investment returns, or returns in general, illustrated by graphs, charts, or otherwise, which may include a comparison, at various points in time, of the return from an investment in a contract (giving effect to all fees and charges), or returns in general, on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis, and which will disclose the tax characteristics of the investments shown, including the impact of withdrawals and surrenders.

5

FEDERAL TAX STATUS

Our Income Taxes

Under current Federal income tax law, we are not taxed on the Separate Account’s operations.  Thus, currently we do not deduct a charge from the Separate Account for Federal income taxes.   We reserve the right to charge the Separate Account for any future Federal income taxes we may incur.

Under current laws in several states, we may incur state and local taxes (in addition to premium taxes).  These taxes are not now significant and we are not currently charging for them.  If they increase, we may deduct charges for such taxes.

FINANCIAL STATEMENTS

The Audited Consolidated Financial Statements of the Company and Subsidiaries included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the policy.  They should not be considered as bearing upon the investment experience of the Separate Account or its portfolios.

6

ILLUSTRATIONS OF VARIATION IN DEATH BENEFIT, POLICY ACCOUNT AND CASH SURRENDER VALUES IN RELATION TO THE PORTFOLIOS’ INVESTMENT EXPERIENCE

In order to demonstrate how actual investment experience of the Funds affected the Death Benefits, Policy Account and Cash Surrender Values (policy benefits) of a policy, the following hypothetical illustrations were developed and are based upon the actual experience of the portfolios.  These illustrations are provided only for portfolios currently available to all investors and start at the beginning of the calendar year following the fund inception date in the Separate Account.  For example, assume that the Separate Account acquired an interest in a fund on May 1,1994, the illustrations shown for that fund would begin on January 1, 1995.   Because Franklin Flex Cap Growth Securities portfolio did not have a full year of returns for 2005, information is not provided for this portfolio.

These tables illustrate cost of insurance and expense charges (policy cost factors) at both the current rates and the maximum rates guaranteed in the policies.  The amounts shown at the end of each Policy Year reflect a daily charge against the portfolios.  This charge includes a 0.70% charge against the Separate Account for mortality and expense risks, the effect on each portfolio’s actual investment experience of the investment management fees and direct operating expenses.  These tables also assume deduction of a premium tax rate based on 2.1% of premiums.  The tables are for preferred risk male non-smoker age 35.  Planned premium payments are assumed to be paid at the beginning of each Policy Year. You may request a comparable illustration based on the proposed insured’s age, sex, smoking classification and underwriting classification for a requested face amount of insurance and planned premiums by contacting us at Symetra Life Insurance Company,  777 108th Ave. NE, Suite 1200, Bellevue, WA 98004 or by telephone at 1-800-796-3872.

7

VARIABLE UNIVERSAL LIFE

Flexible Premium Variable Life Insurance

MALE

PREFERRED NON-SMOKER

Initial Face Amount:	$250,000
Death Benefit Option:	A
Death Benefits Payable to Age:	95
Annual Planned Premium: (1)	$3,000.00
Issue Age:	35
Premiums Payable to Age:	95

AIM V.I. CAPITAL DEVELOPMENT FUND – SERIES II SHARES *

POLICY YEAR END DECEMBER 31ST	DEATH BENEFIT	POLICY ACCOUNT VALUE	CASH SURRENDER VALUE	DEATH BENEFIT	POLICY ACCOUNT VALUE	CASH SURRENDER VALUE
	BASED UPON CURRENT CHARGES			BASED UPON GUARANTEED CHARGES
2002	250,000	1,650	839	250,000	1,619	807
2003	250,000	5,558	4,477	250,000	5,473	4,392
2004	250,000	9,154	7,865	250,000	9,018	7,729
2005	250,000	12,543	11,254	250,000	12,358	11,069

AIM V.I. INTERNATIONAL GROWTH FUND – SERIES II SHARES  *

POLICY YEAR END DECEMBER 31ST	DEATH BENEFIT	POLICY ACCOUNT VALUE	CASH SURRENDER VALUE	DEATH BENEFIT	POLICY ACCOUNT VALUE	CASH SURRENDER VALUE
	BASED UPON CURRENT CHARGES			BASED UPON GUARANTEED CHARGES
2002	250,000	1,791	980	250,000	1,758	947
2003	250,000	5,464	4,382	250,000	5,380	4,299
2004	250,000	9,730	8,442	250,000	9,588	8,299
2005	250,000	14,204	12,915	250,000	13,997	12,708

AIM V.I. CAPITAL APPRECIATION FUND – SERIES II SHARES

POLICY YEAR END DECEMBER 31ST	DEATH BENEFIT	POLICY ACCOUNT VALUE	CASH SURRENDER VALUE	DEATH BENEFIT	POLICY ACCOUNT VALUE	CASH SURRENDER VALUE
	BASED UPON CURRENT CHARGES			BASED UPON GUARANTEED CHARGES
2002	250,000	1,589	778	250,000	1,558	747
2003	250,000	5,267	4,186	250,000	5,186	4,104
2004	250,000	8,179	6,891	250,000	8,055	6,766
2005	250,000	11,657	10,368	250,000	11,482	10,193

*      The values shown are for the Series II Shares of the portfolio, however, their inception date into the Separate Account was  March 15, 2006.  Prior to this date, Series I shares of the portfolios were priced.  Values for Series I shares are not shown since they are no longer available for investment.

(1)   Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SYMETRA OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

8

VARIABLE UNIVERSAL LIFE

Flexible Premium Variable Life Insurance

MALE

PREFERRED NON-SMOKER

Initial Face Amount:	$250,000
Death Benefit Option:	A
Death Benefits Payable to Age:	95
Annual Planned Premium: (1)	$3,000.00
Issue Age:	35
Premiums Payable to Age:	95

AMERICAN CENTURY VP ULTRA® CLASS II FUND

POLICY YEAR END DECEMBER 31ST	DEATH BENEFIT	POLICY ACCOUNT VALUE	CASH SURRENDER VALUE	DEATH BENEFIT	POLICY ACCOUNT VALUE	CASH SURRENDER VALUE
	BASED UPON CURRENT CHARGES			BASED UPON GUARANTEED CHARGES
2003	250,000	2,829	2,017	250,000	2,788	1,977
2004	250,000	5,807	4,726	250,000	5,725	4,643
2005	250,000	8,440	7,151	250,000	8,318	7,029

AMERICAN CENTURY VP INTERNATIONAL FUND

POLICY YEAR END DECEMBER 31ST	DEATH BENEFIT	POLICY ACCOUNT VALUE	CASH SURRENDER VALUE	DEATH BENEFIT	POLICY ACCOUNT VALUE	CASH SURRENDER VALUE
	BASED UPON CURRENT CHARGES			BASED UPON GUARANTEED CHARGES
1995	250,000	2,501	1,690	250,000	2,463	1,652
1996	250,000	5,639	4,558	250,000	5,557	4,475
1997	250,000	9,625	8,336	250,000	9,487	8,198
1998	250,000	14,213	12,924	250,000	14,011	12,722
1999	250,000	27,205	25,916	250,000	26,820	25,532
2000	250,000	24,401	23,112	250,000	24,009	22,720
2001	250,000	18,760	17,729	250,000	18,383	17,352
2002	250,000	16,658	15,885	250,000	16,213	15,439
2003	250,000	23,605	23,089	250,000	22,808	22,292
2004	250,000	29,712	29,454	250,000	28,514	28,257
2005	250,000	37,326	37,326	250,000	35,613	35,613

(1)   Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SYMETRA OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

9

VARIABLE UNIVERSAL LIFE

Flexible Premium Variable Life Insurance

MALE

PREFERRED NON-SMOKER

Initial Face Amount:	$250,000
Death Benefit Option:	A
Death Benefits Payable to Age:	95
Annual Planned Premium: (1)	$3,000.00
Issue Age:	35
Premiums Payable to Age:	95

AMERICAN CENTURY VP BALANCED FUND

POLICY YEAR END DECEMBER 31ST	DEATH BENEFIT	POLICY ACCOUNT VALUE	CASH SURRENDER VALUE	DEATH BENEFIT	POLICY ACCOUNT VALUE	CASH SURRENDER VALUE
	BASED UPON CURRENT CHARGES			BASED UPON GUARANTEED CHARGES
1992	250,000	2,039	1,228	250,000	2,005	1,193
1993	250,000	4,799	3,717	250,000	4,724	3,643
1994	250,000	7,200	5,912	250,000	7,090	5,801
1995	250,000	11,578	10,289	250,000	11,405	10,116
1996	250,000	15,566	14,277	250,000	15,328	14,040
1997	250,000	20,905	19,617	250,000	20,538	19,249
1998	250,000	26,837	25,806	250,000	26,284	25,253
1999	250,000	31,978	31,204	250,000	31,204	30,430
2000	250,000	33,235	32,720	250,000	32,281	31,766
2001	250,000	34,136	33,879	250,000	32,968	32,710
2002	250,000	32,779	32,779	250,000	31,450	31,450
2003	250,000	41,737	41,737	250,000	39,816	39,816
2004	250,000	48,080	48,080	250,000	45,637	45,637
2005	250,000	53,027	53,027	250,000	50,085	50,085

AMERICAN CENTURY VP VALUE FUND

POLICY YEAR END DECEMBER 31ST	DEATH BENEFIT	POLICY ACCOUNT VALUE	CASH SURRENDER VALUE	DEATH BENEFIT	POLICY ACCOUNT VALUE	CASH SURRENDER VALUE
	BASED UPON CURRENT CHARGES			BASED UPON GUARANTEED CHARGES
1997	250,000	2,877	2,066	250,000	2,836	2,025
1998	250,000	5,578	4,497	250,000	5,498	4,417
1999	250,000	7,918	6,629	250,000	7,803	6,514
2000	250,000	12,216	10,927	250,000	12,040	10,751
2001	250,000	16,485	15,196	250,000	16,241	14,953
2002	250,000	16,365	15,076	250,000	16,075	14,787
2003	250,000	24,074	23,043	250,000	23,563	22,532
2004	250,000	30,082	29,309	250,000	29,328	28,555
2005	250,000	34,273	33,757	250,000	33,261	32,746

(1)   Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SYMETRA OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

10

VARIABLE UNIVERSAL LIFE

Flexible Premium Variable Life Insurance

MALE

PREFERRED NON-SMOKER

Initial Face Amount:	$250,000
Death Benefit Option:	A
Death Benefits Payable to Age:	95
Annual Planned Premium: (1)	$3,000.00
Issue Age:	35
Premiums Payable to Age:	95

AMERICAN CENTURY VP LARGE COMPANY VALUE FUND

POLICY YEAR END DECEMBER 31ST	DEATH BENEFIT	POLICY ACCOUNT VALUE	CASH SURRENDER VALUE	DEATH BENEFIT	POLICY ACCOUNT VALUE	CASH SURRENDER VALUE
	BASED UPON CURRENT CHARGES			BASED UPON GUARANTEED CHARGES
2005	250,000	2,381	1,569	250,000	2,343	1,532

AMERICAN CENTURY VP INLFATION PROTECTION FUND

POLICY YEAR END DECEMBER 31ST	DEATH BENEFIT	POLICY ACCOUNT VALUE	CASH SURRENDER VALUE	DEATH BENEFIT	POLICY ACCOUNT VALUE	CASH SURRENDER VALUE
	BASED UPON CURRENT CHARGES			BASED UPON GUARANTEED CHARGES
2003	250,000	2,333	1,522	250,000	2,296	1,485
2004	250,000	5,017	3,936	250,000	4,941	3,860
2005	250,000	7,471	6,182	250,000	7,358	6,070

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

POLICY YEAR END DECEMBER 31ST	DEATH BENEFIT	POLICY ACCOUNT VALUE	CASH SURRENDER VALUE	DEATH BENEFIT	POLICY ACCOUNT VALUE	CASH SURRENDER VALUE
	BASED UPON CURRENT CHARGES			BASED UPON GUARANTEED CHARGES
1994	250,000	2,230	1,418	250,000	2,193	1,382
1995	250,000	6,314	5,233	250,000	6,223	5,142
1996	250,000	10,557	9,269	250,000	10,408	9,119
1997	250,000	16,586	15,297	250,000	16,354	15,065
1998	250,000	24,443	23,155	250,000	24,097	22,808
1999	250,000	34,751	33,463	250,000	34,209	32,921
2000	250,000	32,823	31,792	250,000	32,234	31,203
2001	250,000	27,018	26,244	250,000	26,425	25,652
2002	250,000	20,682	20,166	250,000	20,084	19,569
2003	250,000	28,942	28,684	250,000	27,888	27,631
2004	250,000	33,053	33,053	250,000	31,634	31,634
2005	250,000	36,933	36,933	250,000	35,130	35,130

(1)   Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SYMETRA OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

11

VARIABLE UNIVERSAL LIFE

Flexible Premium Variable Life Insurance

MALE

PREFERRED NON-SMOKER

Initial Face Amount:	$250,000
Death Benefit Option:	A
Death Benefits Payable to Age:	95
Annual Planned Premium: (1)	$3,000.00
Issue Age:	35
Premiums Payable to Age:	95

DREYFUS IP - TECHNOLOGY GROWTH PORTFOLIO

POLICY YEAR END DECEMBER 31ST	DEATH BENEFIT	POLICY ACCOUNT VALUE	CASH SURRENDER VALUE	DEATH BENEFIT	POLICY ACCOUNT VALUE	CASH SURRENDER VALUE
	BASED UPON CURRENT CHARGES			BASED UPON GUARANTEED CHARGES
2000	250,000	1,516	704	250,000	1,485	674
2001	250,000	2,548	1,467	250,000	2,498	1,417
2002	250,000	2,889	1,601	250,000	2,832	1,543
2003	250,000	8,026	6,737	250,000	7,895	6,606
2004	250,000	10,355	9,066	250,000	10,182	8,893
2005	250,000	13,377	12,088	250,000	13,108	11,819

DREYFUS STOCK INDEX FUND, INC.

POLICY YEAR END DECEMBER 31ST	DEATH BENEFIT	POLICY ACCOUNT VALUE	CASH SURRENDER VALUE	DEATH BENEFIT	POLICY ACCOUNT VALUE	CASH SURRENDER VALUE
	BASED UPON CURRENT CHARGES			BASED UPON GUARANTEED CHARGES
1990	250,000	2,104	1,292	250,000	2,068	1,257
1991	250,000	5,921	4,840	250,000	5,834	4,753
1992	250,000	8,878	7,589	250,000	8,748	7,459
1993	250,000	12,249	10,960	250,000	12,070	10,781
1994	250,000	14,640	13,351	250,000	14,418	13,129
1995	250,000	23,211	21,922	250,000	22,811	21,522
1996	250,000	31,210	30,179	250,000	30,590	29,559
1997	250,000	44,483	43,709	250,000	43,480	42,707
1998	250,000	59,824	59,308	250,000	58,323	57,808
1999	250,000	74,670	74,413	250,000	72,620	72,362
2000	250,000	69,474	69,474	250,000	67,388	67,388
2001	250,000	62,472	62,472	250,000	60,401	60,401
2002	250,000	49,811	49,811	250,000	47,944	47,944
2003	250,000	66,397	66,397	250,000	63,624	63,624
2004	250,000	75,357	75,357	250,000	71,936	71,936
2005	250,000	81,893	81,893	250,000	77,890	77,890

(1)   Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SYMETRA OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

12

VARIABLE UNIVERSAL LIFE

Flexible Premium Variable Life Insurance

MALE

PREFERRED NON-SMOKER

Initial Face Amount:	$250,000
Death Benefit Option:	A
Death Benefits Payable to Age:	95
Annual Planned Premium: (1)	$3,000.00
Issue Age:	35
Premiums Payable to Age:	95

FIDELITY VIP MONEY MARKET PORTFOLIO – INITIAL CLASS

POLICY YEAR END DECEMBER 31ST	DEATH BENEFIT	POLICY ACCOUNT VALUE	CASH SURRENDER VALUE	DEATH BENEFIT	POLICY ACCOUNT VALUE	CASH SURRENDER VALUE
	BASED UPON CURRENT CHARGES			BASED UPON GUARANTEED CHARGES
1983	250,000	2,424	1,613	250,000	2,386	1,575
1984	250,000	5,350	4,269	250,000	5,271	4,189
1985	250,000	8,349	7,060	250,000	8,226	6,938
1986	250,000	11,386	10,097	250,000	11,218	9,929
1987	250,000	14,547	13,258	250,000	14,326	13,038
1988	250,000	18,057	16,769	250,000	17,735	16,447
1989	250,000	22,163	21,132	250,000	21,686	20,655
1990	250,000	26,358	25,585	250,000	25,676	24,903
1991	250,000	30,311	29,796	250,000	29,374	28,858
1992	250,000	33,768	33,510	250,000	32,534	32,276
1993	250,000	37,076	37,076	250,000	35,512	35,512
1994	250,000	40,839	40,839	250,000	38,904	38,904
1995	250,000	45,415	45,415	250,000	43,035	43,035
1996	250,000	49,975	49,975	250,000	47,109	47,109
1997	250,000	54,797	54,797	250,000	51,388	51,388
1998	250,000	59,777	59,777	250,000	55,767	55,767
1999	250,000	64,760	64,760	250,000	60,104	60,104
2000	250,000	70,688	70,688	250,000	65,268	65,268
2001	250,000	75,357	75,357	250,000	69,208	69,208
2002	250,000	78,212	78,212	250,000	71,416	71,416
2003	250,000	80,474	80,474	250,000	73,015	73,015
2004	250,000	82,832	82,832	250,000	74,643	74,643
2005	250,000	86,693	86,693	250,000	77,560	77,560

(1)   Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SYMETRA OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

13

VARIABLE UNIVERSAL LIFE

Flexible Premium Variable Life Insurance

MALE

PREFERRED NON-SMOKER

Initial Face Amount:	$250,000
Death Benefit Option:	A
Death Benefits Payable to Age:	95
Annual Planned Premium: (1)	$3,000.00
Issue Age:	35
Premiums Payable to Age:	95

FIDELITY VIP EQUITY-INCOME PORTFOLIO – INITIAL CLASS

POLICY YEAR END DECEMBER 31ST	DEATH BENEFIT	POLICY ACCOUNT VALUE	CASH SURRENDER VALUE	DEATH BENEFIT	POLICY ACCOUNT VALUE	CASH SURRENDER VALUE
	BASED UPON CURRENT CHARGES			BASED UPON GUARANTEED CHARGES
1987	250,000	2,163	1,352	250,000	2,127	1,316
1988	250,000	5,654	4,573	250,000	5,571	4,489
1989	250,000	9,441	8,152	250,000	9,304	8,015
1990	250,000	9,904	8,615	250,000	9,756	8,467
1991	250,000	16,097	14,808	250,000	15,854	14,566
1992	250,000	21,484	20,195	250,000	21,112	19,823
1993	250,000	28,087	27,056	250,000	27,518	26,487
1994	250,000	32,239	31,466	250,000	31,472	30,699
1995	250,000	46,867	46,352	250,000	45,590	45,074
1996	250,000	56,004	55,746	250,000	54,292	54,034
1997	250,000	75,225	75,225	250,000	72,723	72,723
1998	250,000	86,130	86,130	250,000	83,080	83,080
1999	250,000	93,567	93,567	250,000	90,063	90,063
2000	250,000	103,407	103,407	250,000	99,332	99,332
2001	250,000	99,886	99,886	250,000	95,738	95,738
2002	250,000	84,294	84,294	250,000	80,546	80,546
2003	250,000	112,214	112,214	250,000	106,918	106,918
2004	250,000	126,943	126,943	250,000	120,682	120,682
2005	250,000	138,211	138,211	250,000	131,122	131,122

FIDELITY VIP CONTRAFUND® PORTFOLIO – INITIAL CLASS

POLICY YEAR END DECEMBER 31ST	DEATH BENEFIT	POLICY ACCOUNT VALUE	CASH SURRENDER VALUE	DEATH BENEFIT	POLICY ACCOUNT VALUE	CASH SURRENDER VALUE
	BASED UPON CURRENT CHARGES			BASED UPON GUARANTEED CHARGES
1996	250,000	2,730	1,919	250,000	2,691	1,879
1997	250,000	6,494	5,413	250,000	6,404	5,323
1998	250,000	11,567	10,278	250,000	11,409	10,120
1999	250,000	17,285	15,996	250,000	17,048	15,759
2000	250,000	18,210	16,921	250,000	17,950	16,662
2001	250,000	17,904	16,616	250,000	17,600	16,312
2002	250,000	18,227	17,196	250,000	17,837	16,806
2003	250,000	26,363	25,590	250,000	25,678	24,904
2004	250,000	33,024	32,509	250,000	32,009	31,494
2005	250,000	42,053	41,795	250,000	40,567	40,309

(1)   Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SYMETRA OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

14

VARIABLE UNIVERSAL LIFE

Flexible Premium Variable Life Insurance

MALE

PREFERRED NON-SMOKER

Initial Face Amount:	$250,000
Death Benefit Option:	A
Death Benefits Payable to Age:	95
Annual Planned Premium: (1)	$3,000.00
Issue Age:	35
Premiums Payable to Age:	95

FIDELITY VIP GROWTH & INCOME PORTFOLIO – INITIAL CLASS

POLICY YEAR END DECEMBER 31ST	DEATH BENEFIT	POLICY ACCOUNT VALUE	CASH SURRENDER VALUE	DEATH BENEFIT	POLICY ACCOUNT VALUE	CASH SURRENDER VALUE
	BASED UPON CURRENT CHARGES			BASED UPON GUARANTEED CHARGES
1997	250,000	2,870	2,059	250,000	2,830	2,018
1998	250,000	6,924	5,842	250,000	6,829	5,748
1999	250,000	10,145	8,856	250,000	10,004	8,716
2000	250,000	11,980	10,692	250,000	11,811	10,522
2001	250,000	12,971	11,682	250,000	12,777	11,489
2002	250,000	12,652	11,363	250,000	12,415	11,127
2003	250,000	18,520	17,489	250,000	18,090	17,059
2004	250,000	21,969	21,195	250,000	21,347	20,573
2005	250,000	26,534	26,019	250,000	25,631	25,116

FIDELITY VIP MID CAP PORTFOLIO – SERVICE  CLASS 2

POLICY YEAR END DECEMBER 31ST	DEATH BENEFIT	POLICY ACCOUNT VALUE	CASH SURRENDER VALUE	DEATH BENEFIT	POLICY ACCOUNT VALUE	CASH SURRENDER VALUE
	BASED UPON CURRENT CHARGES			BASED UPON GUARANTEED CHARGES
1999	250,000	3,438	2,627	250,000	3,393	2,582
2000	250,000	7,889	6,808	250,000	7,787	6,706
2001	250,000	9,932	8,644	250,000	9,799	8,510
2002	250,000	10,962	9,673	250,000	10,808	9,519
2003	250,000	18,482	17,194	250,000	18,220	16,932
2004	250,000	26,063	24,774	250,000	25,643	24,354
2005	250,000	33,610	32,579	250,000	32,985	31,954

(1)   Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SYMETRA OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

15

VARIABLE UNIVERSAL LIFE

Flexible Premium Variable Life Insurance

MALE

PREFERRED NON-SMOKER

Initial Face Amount:	$250,000
Death Benefit Option:	A
Death Benefits Payable to Age:	95
Annual Planned Premium: (1)	$3,000.00
Issue Age:	35
Premiums Payable to Age:	95

FRANKLIN INCOME SECURITIES PORTFOLIO - CLASS 2

POLICY YEAR END DECEMBER 31ST	DEATH BENEFIT	POLICY ACCOUNT VALUE	CASH SURRENDER VALUE	DEATH BENEFIT	POLICY ACCOUNT VALUE	CASH SURRENDER VALUE
	BASED UPON CURRENT CHARGES			BASED UPON GUARANTEED CHARGES
2000	250,000	2,544	1,732	250,000	2,505	1,694
2001	250,000	4,673	3,592	250,000	4,602	3,521
2002	250,000	6,846	5,557	250,000	6,742	5,453
2003	250,000	12,153	10,864	250,000	11,974	10,685
2004	250,000	16,450	15,161	250,000	16,202	14,914
2005	250,000	19,181	17,893	250,000	18,845	17,556

FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND – CLASS 2

POLICY YEAR END DECEMBER 31ST	DEATH BENEFIT	POLICY ACCOUNT VALUE	CASH SURRENDER VALUE	DEATH BENEFIT	POLICY ACCOUNT VALUE	CASH SURRENDER VALUE
	BASED UPON CURRENT CHARGES			BASED UPON GUARANTEED CHARGES
1996	250,000	2,931	2,120	250,000	2,890	2,079
1997	250,000	6,297	5,215	250,000	6,209	5,128
1998	250,000	8,558	7,269	250,000	8,436	7,147
1999	250,000	21,620	20,331	250,000	21,329	20,040
2000	250,000	20,281	18,992	250,000	19,996	18,707
2001	250,000	19,027	17,738	250,000	18,711	17,423
2002	250,000	15,081	14,050	250,000	14,755	13,724
2003	250,000	23,890	23,117	250,000	23,248	22,475
2004	250,000	29,127	28,612	250,000	28,189	27,674
2005	250,000	33,215	32,957	250,000	31,957	31,699

(1)   Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SYMETRA OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

16

VARIABLE UNIVERSAL LIFE

Flexible Premium Variable Life Insurance

MALE

PREFERRED NON-SMOKER

Initial Face Amount:	$250,000
Death Benefit Option:	A
Death Benefits Payable to Age:	95
Annual Planned Premium: (1)	$3,000.00
Issue Age:	35
Premiums Payable to Age:	95

FRANKLIN U.S. GOVERNMENT FUND – CLASS 2

POLICY YEAR END DECEMBER 31ST	DEATH BENEFIT	POLICY ACCOUNT VALUE	CASH SURRENDER VALUE	DEATH BENEFIT	POLICY ACCOUNT VALUE	CASH SURRENDER VALUE
	BASED UPON CURRENT CHARGES			BASED UPON GUARANTEED CHARGES
1990	250,000	2,418	1,606	250,000	2,380	1,569
1991	250,000	5,589	4,507	250,000	5,507	4,425
1992	250,000	8,621	7,332	250,000	8,495	7,206
1993	250,000	12,011	10,722	250,000	11,836	10,547
1994	250,000	13,609	12,321	250,000	13,403	12,114
1995	250,000	19,007	17,718	250,000	18,670	17,381
1996	250,000	22,009	20,978	250,000	21,538	20,507
1997	250,000	26,504	25,730	250,000	25,821	25,047
1998	250,000	30,856	30,340	250,000	29,907	29,391
1999	250,000	32,668	32,410	250,000	31,475	31,217
2000	250,000	38,830	38,830	250,000	37,199	37,199
2001	250,000	43,947	43,947	250,000	41,889	41,889
2002	250,000	50,495	50,495	250,000	47,905	47,905
2003	250,000	53,622	53,622	250,000	50,630	50,630
2004	250,000	57,470	57,470	250,000	54,002	54,002
2005	250,000	60,853	60,853	250,000	56,891	56,891

FRANKLIN SMALL CAP VALUE SERCURITIES PORTFOLIO - CLASS 2

POLICY YEAR END DECEMBER 31ST	DEATH BENEFIT	POLICY ACCOUNT VALUE	CASH SURRENDER VALUE	DEATH BENEFIT	POLICY ACCOUNT VALUE	CASH SURRENDER VALUE
	BASED UPON CURRENT CHARGES			BASED UPON GUARANTEED CHARGES
2000	250,000	2,827	2,016	250,000	2,787	1,975
2001	250,000	5,842	4,761	250,000	5,759	4,678
2002	250,000	7,227	5,938	250,000	7,120	5,832
2003	250,000	12,692	11,403	250,000	12,510	11,221
2004	250,000	18,569	17,280	250,000	18,298	17,009
2005	250,000	22,999	21,711	250,000	22,614	21,326

(1)   Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SYMETRA OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

17

VARIABLE UNIVERSAL LIFE

Flexible Premium Variable Life Insurance

MALE

PREFERRED NON-SMOKER

Initial Face Amount:	$250,000
Death Benefit Option:	A
Death Benefits Payable to Age:	95
Annual Planned Premium: (1)	$3,000.00
Issue Age:	35
Premiums Payable to Age:	95

TEMPLETON DEVELOPING MARKETS SECURITIES FUND —CLASS 2

POLICY YEAR END DECEMBER 31ST	DEATH BENEFIT	POLICY ACCOUNT VALUE	CASH SURRENDER VALUE	DEATH BENEFIT	POLICY ACCOUNT VALUE	CASH SURRENDER VALUE
	BASED UPON CURRENT CHARGES			BASED UPON GUARANTEED CHARGES
1997	250,000	1,457	645	250,000	1,427	615
1998	250,000	3,000	1,918	250,000	2,945	1,863
1999	250,000	8,368	7,079	250,000	8,238	6,949
2000	250,000	7,185	5,896	250,000	7,068	5,779
2001	250,000	8,682	7,393	250,000	8,535	7,246
2002	250,000	10,943	9,654	250,000	10,712	9,423
2003	250,000	20,363	19,332	250,000	19,857	18,826
2004	250,000	28,236	27,463	250,000	27,424	26,650
2005	250,000	39,671	39,155	250,000	38,380	37,864

TEMPLETON GROWTH SECURITIES FUND – CLASS 2

POLICY YEAR END DECEMBER 31ST	DEATH BENEFIT	POLICY ACCOUNT VALUE	CASH SURRENDER VALUE	DEATH BENEFIT	POLICY ACCOUNT VALUE	CASH SURRENDER VALUE
	BASED UPON CURRENT CHARGES			BASED UPON GUARANTEED CHARGES
1995	250,000	2,514	1,703	250,000	2,476	1,665
1996	250,000	5,910	4,829	250,000	5,825	4,744
1997	250,000	9,361	8,072	250,000	9,227	7,938
1998	250,000	11,543	10,254	250,000	11,375	10,087
1999	250,000	14,966	13,677	250,000	14,742	13,453
2000	250,000	15,390	14,101	250,000	15,112	13,823
2001	250,000	14,444	13,413	250,000	14,106	13,075
2002	250,000	13,557	12,784	250,000	13,132	12,359
2003	250,000	20,991	20,476	250,000	20,176	19,661
2004	250,000	26,983	26,726	250,000	25,752	25,494
2005	250,000	32,364	32,364	250,000	30,691	30,691

(1)   Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SYMETRA OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

18

VARIABLE UNIVERSAL LIFE

Flexible Premium Variable Life Insurance

MALE

PREFERRED NON-SMOKER

Initial Face Amount:	$250,000
Death Benefit Option:	A
Death Benefits Payable to Age:	95
Annual Planned Premium: (1)	$3,000.00
Issue Age:	35
Premiums Payable to Age:	95

TEMPLETON GLOBAL INCOME SECURITIES FUND — CLASS 2

POLICY YEAR END DECEMBER 31ST	DEATH BENEFIT	POLICY ACCOUNT VALUE	CASH SURRENDER VALUE	DEATH BENEFIT	POLICY ACCOUNT VALUE	CASH SURRENDER VALUE
	BASED UPON CURRENT CHARGES			BASED UPON GUARANTEED CHARGES
2000	250,000	1,929	1,118	250,000	1,895	1,084
2001	250,000	3,518	2,437	250,000	3,458	2,377
2002	250,000	4,646	3,357	250,000	4,566	3,278
2003	250,000	9,298	8,010	250,000	9,152	7,863
2004	250,000	13,473	12,185	250,000	13,259	11,970
2005	250,000	15,387	14,098	250,000	15,095	13,807

MUTUAL SHARES SECURITIES FUND — CLASS 2

POLICY YEAR END DECEMBER 31ST	DEATH BENEFIT	POLICY ACCOUNT VALUE	CASH SURRENDER VALUE	DEATH BENEFIT	POLICY ACCOUNT VALUE	CASH SURRENDER VALUE
	BASED UPON CURRENT CHARGES			BASED UPON GUARANTEED CHARGES
1997	250,000	2,642	1,830	250,000	2,602	1,791
1998	250,000	4,996	3,915	250,000	4,922	3,841
1999	250,000	8,386	7,097	250,000	8,263	6,974
2000	250,000	11,838	10,549	250,000	11,665	10,377
2001	250,000	14,183	12,895	250,000	13,969	12,680
2002	250,000	14,460	13,171	250,000	14,194	12,905
2003	250,000	20,982	19,951	250,000	20,512	19,481
2004	250,000	26,164	25,391	250,000	25,464	24,691
2005	250,000	31,768	31,253	250,000	30,765	30,249

J.P. MORGAN MID CAP VALUE PORTFOLIO

POLICY YEAR END DECEMBER 31ST	DEATH BENEFIT	POLICY ACCOUNT VALUE	CASH SURRENDER VALUE	DEATH BENEFIT	POLICY ACCOUNT VALUE	CASH SURRENDER VALUE
	BASED UPON CURRENT CHARGES			BASED UPON GUARANTEED CHARGES
2002	250,000	2,212	1,401	250,000	2,176	1,365
2003	250,000	6,050	4,969	250,000	5,962	4,881
2004	250,000	10,223	8,935	250,000	10,078	8,789
2005	250,000	13,841	12,552	250,000	13,643	12,354

(1)   Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SYMETRA OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

19

VARIABLE UNIVERSAL LIFE

Flexible Premium Variable Life Insurance

MALE

PREFERRED NON-SMOKER

Initial Face Amount:	$250,000
Death Benefit Option:	A
Death Benefits Payable to Age:	95
Annual Planned Premium: (1)	$3,000.00
Issue Age:	35
Premiums Payable to Age:	95

PIONEER EQUITY INCOME VCT PORTFOLIO — CLASS II SHARES

POLICY YEAR END DECEMBER 31ST	DEATH BENEFIT	POLICY ACCOUNT VALUE	CASH SURRENDER VALUE	DEATH BENEFIT	POLICY ACCOUNT VALUE	CASH SURRENDER VALUE
	BASED UPON CURRENT CHARGES			BASED UPON GUARANTEED CHARGES
1996	250,000	2,590	1,779	250,000	2,551	1,740
1997	250,000	6,858	5,777	250,000	6,763	5,682
1998	250,000	11,200	9,911	250,000	11,045	9,756
1999	250,000	13,525	12,236	250,000	13,335	12,046
2000	250,000	18,235	16,946	250,000	17,972	16,683
2001	250,000	19,119	17,830	250,000	18,794	17,505
2002	250,000	18,002	16,971	250,000	17,618	16,587
2003	250,000	24,980	24,207	250,000	24,326	23,552
2004	250,000	31,813	31,297	250,000	30,822	30,307
2005	250,000	36,518	36,260	250,000	35,192	34,934

PIONEER SMALL CAP VALUE VCT PORTFOLIO — CLASS II SHARES

POLICY YEAR END DECEMBER 31ST	DEATH BENEFIT	POLICY ACCOUNT VALUE	CASH SURRENDER VALUE	DEATH BENEFIT	POLICY ACCOUNT VALUE	CASH SURRENDER VALUE
	BASED UPON CURRENT CHARGES			BASED UPON GUARANTEED CHARGES
2002	250,000	1,828	1,016	250,000	1,795	983
2003	250,000	5,842	4,761	250,000	5,755	4,674
2004	250,000	9,945	8,657	250,000	9,801	8,512
2005	250,000	13,878	12,589	250,000	13,677	12,388

PIONEER EMERGING MARKETS VCT PORTFOLIO — CLASS II SHARES

POLICY YEAR END DECEMBER 31ST	DEATH BENEFIT	POLICY ACCOUNT VALUE	CASH SURRENDER VALUE	DEATH BENEFIT	POLICY ACCOUNT VALUE	CASH SURRENDER VALUE
	BASED UPON CURRENT CHARGES			BASED UPON GUARANTEED CHARGES
1999	250,000	4,230	3,418	250,000	4,180	3,368
2000	250,000	4,318	3,236	250,000	4,256	3,174
2001	250,000	6,212	4,923	250,000	6,119	4,831
2002	250,000	8,462	7,173	250,000	8,335	7,047
2003	250,000	17,241	15,952	250,000	16,987	15,698
2004	250,000	23,344	22,055	250,000	22,950	21,662
2005	250,000	36,498	35,467	250,000	35,798	34,767

(1)   Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SYMETRA OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

20

VARIABLE UNIVERSAL LIFE

Flexible Premium Variable Life Insurance

MALE

PREFERRED NON-SMOKER

Initial Face Amount:	$250,000
Death Benefit Option:	A
Death Benefits Payable to Age:	95
Annual Planned Premium: (1)	$3,000.00
Issue Age:	35
Premiums Payable to Age:	95

PIONEER STRATEGIC INCOME VCT PORTFOLIO – CLASS II SHARES

POLICY YEAR END DECEMBER 31ST	DEATH BENEFIT	POLICY ACCOUNT VALUE	CASH SURRENDER VALUE	DEATH BENEFIT	POLICY ACCOUNT VALUE	CASH SURRENDER VALUE
	BASED UPON CURRENT CHARGES			BASED UPON GUARANTEED CHARGES
2000	250,000	2,318	1,507	250,000	2,281	1,470
2001	250,000	5,082	4,001	250,000	5,005	3,924
2002	250,000	8,300	7,011	250,000	8,177	6,888
2003	250,000	13,094	11,806	250,000	12,904	11,615
2004	250,000	17,027	15,738	250,000	16,773	15,484
2005	250,000	19,767	18,478	250,000	19,424	18,135

PIONEER HIGH YIELD VCT PORTFOLIO – CLASS II SHARES

POLICY YEAR END DECEMBER 31ST	DEATH BENEFIT	POLICY ACCOUNT VALUE	CASH SURRENDER VALUE	DEATH BENEFIT	POLICY ACCOUNT VALUE	CASH SURRENDER VALUE
	BASED UPON CURRENT CHARGES			BASED UPON GUARANTEED CHARGES
2001	250,000	2,591	1,779	250,000	2,552	1,740
2002	250,000	4,856	3,775	250,000	4,783	3,702
2003	250,000	9,712	8,424	250,000	9,573	8,284
2004	250,000	13,056	11,767	250,000	12,868	11,579
2005	250,000	15,578	14,290	250,000	15,346	14,058

PIONEER REAL ESTATE  VCT PORTFOLIO – CLASS II SHARES

POLICY YEAR END DECEMBER 31ST	DEATH BENEFIT	POLICY ACCOUNT VALUE	CASH SURRENDER VALUE	DEATH BENEFIT	POLICY ACCOUNT VALUE	CASH SURRENDER VALUE
	BASED UPON CURRENT CHARGES			BASED UPON GUARANTEED CHARGES
1996	250,000	3,065	2,254	250,000	3,023	2,212
1997	250,000	6,638	5,557	250,000	6,547	5,466
1998	250,000	7,199	5,910	250,000	7,094	5,806
1999	250,000	8,997	7,708	250,000	8,863	7,575
2000	250,000	14,827	13,539	250,000	14,605	13,317
2001	250,000	18,353	17,065	250,000	18,030	16,741
2002	250,000	21,055	20,024	250,000	20,603	19,572
2003	250,000	31,396	30,623	250,000	30,601	29,827
2004	250,000	45,556	45,041	250,000	44,244	43,729
2005	250,000	54,788	54,530	250,000	53,027	52,769

(1)   Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SYMETRA OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

21

VARIABLE UNIVERSAL LIFE

Flexible Premium Variable Life Insurance

MALE

PREFERRED NON-SMOKER

Initial Face Amount:	$250,000
Death Benefit Option:	A
Death Benefits Payable to Age:	95
Annual Planned Premium: (1)	$3,000.00
Issue Age:	35
Premiums Payable to Age:	95

PIMCO COMMODITYREALRETURN STRATEGY PORTFOLIO – ADMINSITRATIVE CLASS SHARES

POLICY YEAR END DECEMBER 31ST	DEATH BENEFIT	POLICY ACCOUNT VALUE	CASH SURRENDER VALUE	DEATH BENEFIT	POLICY ACCOUNT VALUE	CASH SURRENDER VALUE
	BASED UPON CURRENT CHARGES			BASED UPON GUARANTEED CHARGES
2005	250,000	2,705	1,894	250,000	2,665	1,854

PIMCO ALL ASSET PORTFOLIO – ADVISOR CLASS SHARES

POLICY YEAR END DECEMBER 31ST	DEATH BENEFIT	POLICY ACCOUNT VALUE	CASH SURRENDER VALUE	DEATH BENEFIT	POLICY ACCOUNT VALUE	CASH SURRENDER VALUE
	BASED UPON CURRENT CHARGES			BASED UPON GUARANTEED CHARGES
2005	250,000	2,364	1,553	250,000	2,327	1,515

(1)   Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SYMETRA OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

22

CONSOLIDATED FINANCIAL STATEMENTS

Symetra Life Insurance Company and Subsidiaries
Three-Year Period Ended December 31, 2005
With Report of Independent Auditors

Symetra Life Insurance Company and Subsidiaries

Consolidated Financial Statements

Three-Year Period Ended December 31, 2005

•	Ernst & Young LLP Suite 3500	•	Phone: (206) 621-1800
	999 Third Avenue		www.ey.com
Seattle, Washington 98104

Report of Independent Registered Public Accounting Firm

The Board of Directors

Symetra Life Insurance Company

We have audited the accompanying consolidated balance sheets of Symetra Life Insurance Company and subsidiaries (the Company) as of December 31, 2005 and 2004, and the related consolidated statements of income, changes in shareholder’s equity, comprehensive income (loss), and cash flows for the year ended December 31, 2005, for the period from August 2, 2004 through December 31, 2004, and the period from January 1, 2004 through August 1, 2004 (Predecessor), and for the year ended December 31, 2003 (Predecessor). These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of the Company at December 31, 2005 and 2004, and the consolidated results of its operations and its cash flows for the year ended December 31, 2005, and for the period from August 2, 2004 through December 31, 2004, and the period from January 1, 2004 through August 1, 2004 (Predecessor), and for the year ended December 31, 2003 (Predecessor), in conformity with U.S. generally accepted accounting principles.

February 17, 2006

Symetra Life Insurance Company and Subsidiaries

Consolidated Balance Sheets

(In Thousands)

	December 31
	2005	2004
Assets
Investments: (Notes 2 and 3)
Available-for-sale securities:
Fixed maturities, at fair value (amortized cost: $16,948,759, $17,717,295, respectively)	$17,141,666	$18,192,603
Marketable equity securities, at fair value (cost: $131,135, $90,258, respectively)	142,172	94,898
Mortgage loans	776,923	814,574
Policy loans	80,463	83,016
Investment in limited partnerships	83,369	—
Other invested assets	13,362	6,064
Total investments	18,237,955	19,191,155

Cash and cash equivalents	103,778	111,630
Accrued investment income	213,502	229,054
Accounts receivable and other receivables	49,974	52,975
Reinsurance recoverables (Note 7)	229,888	214,197
Deferred policy acquisition costs	49,017	14,377
Intangibles and goodwill (Note 8)	3,687	7,600
Deferred income tax assets, net (Note 11)	134,648	78,006
Current income tax recoverable	26,207	—
Property, equipment, and leasehold improvements, net (Note 9)	18,040	404
Other assets	5,117	1,478
Securities lending collateral (Note 5)	598,451	890,710
Separate account assets	1,188,820	1,228,360
Total assets	$20,859,084	$22,019,946

	December 31
	2005	2004
Liabilities and shareholder’s equity
Funds held under deposit contracts (Note 6)	$16,697,903	$17,542,577
Future policy benefits	371,457	354,912
Policy and contract claims (Note 10)	135,655	153,173
Unearned premiums	11,560	9,403
Other policyholders’ funds	47,511	43,288
Current income taxes payable (Note 11)	—	4,567
Other liabilities	205,235	162,329
Securities lending payable (Note 5)	598,451	890,710
Separate account liabilities	1,188,820	1,228,360
Total liabilities	19,256,592	20,389,319

Commitments and contingencies (Note 13)

Common stock, $250 par value; 20,000 shares authorized, issued, and outstanding	5,000	5,000
Additional paid-in capital	1,251,697	1,251,697
Retained earnings	212,902	62,416
Accumulated other comprehensive income, net of taxes (Note 12)	132,893	311,514
Total shareholder’s equity	1,602,492	1,630,627

Total liabilities and shareholder’s equity	$20,859,084	$22,019,946

See accompanying notes to the consolidated financial statements.

Symetra Life Insurance Company and Subsidiaries

Consolidated Statements of Income

(In Thousands)

			Predecessor
	Year Ended December 31, 2005	Period From August 2, 2004 Through December 31, 2004	Period From January 1, 2004 Through August 1, 2004	Year Ended December 31, 2003
Revenues:
Premiums (Note 7)	$575,459	$263,195	$357,925	$680,518
Net investment income (Note 3)	991,233	410,436	693,464	1,210,194
Other revenues	37,383	17,411	29,797	39,444
Net realized investment gains (losses) (Note 3)	13,162	7,024	34,985	(9,516)
Total	1,617,237	698,066	1,116,171	1,920,640

Benefits and expenses:
Policyholder benefits and claims	327,427	127,499	223,577	381,937
Interest credited to policyholder account values	811,334	360,196	556,433	990,816
Other underwriting and operating expenses	251,150	112,543	166,981	299,114
Amortization of deferred policy acquisition costs	11,862	1,626	34,164	51,327
Intangible asset amortization (Note 8)	—	—	4,929	8,331
Total	1,401,773	601,864	986,084	1,731,525

Income before income taxes	215,464	96,202	130,087	189,115

Provision for income taxes (Note 11):
Current	21,914	23,046	1,237	42,091
Deferred	43,064	10,740	30,608	9,321
Total	64,978	33,786	31,845	51,412
Net income	$150,486	$62,416	$98,242	$137,703

See accompanying notes to the consolidated financial statements.

Symetra Life Insurance Company and Subsidiaries

Consolidated Statements of Changes in Shareholder’s Equity
(In Thousands)

			Predecessor
	Year Ended December 31, 2005	Period From August 2, 2004 Through December 31, 2004	Period From January 1, 2004 Through August 1, 2004	Year Ended December 31, 2003

Common stock	$5,000	$5,000	$5,000	$5,000

Additional paid-in capital:
Balance at beginning of period	1,251,697	373,638	363,391	357,017
Purchase method accounting adjustment	—	878,059	—	—
Capital contribution from Safeco	—	—	8,834	4,537
Stock option expense allocation from Safeco	—	—	1,413	1,837
Balance at end of period	1,251,697	1,251,697	373,638	363,391

Retained earnings:
Balance at beginning of period	62,416	1,327,392	1,293,450	1,155,747
Purchase method accounting adjustment		(1,327,392)	—	—
Net income	150,486	62,416	98,242	137,703
Dividends to Safeco	—	—	(64,300)	—
Balance at end of period	212,902	62,416	1,327,392	1,293,450

Accumulated other comprehensive income, net of taxes:
Balance at beginning of period	311,514	636,050	829,145	704,784
Purchase method accounting adjustment	—	(636,050)	—	—
Other comprehensive income (loss)	(178,621)	311,514	(193,095)	124,361
Balance at end of period	132,893	311,514	636,050	829,145
Shareholder’s equity	$1,602,492	$1,630,627	$2,342,080	$2,490,986

See accompanying notes to the consolidated financial statements.

Symetra Life Insurance Company and Subsidiaries

Consolidated Statements of Comprehensive Income (Loss)

(In Thousands)

			Predecessor
	Year Ended December 31, 2005	Period From August 2, 2004 Through December 31, 2004	Period From January 1, 2004 Through August 1, 2004	Year Ended December 31, 2003

Net income	$150,486	$62,416	$98,242	$137,703

Other comprehensive income (loss), net of taxes:
Change in unrealized gains and losses on available-for-sale securities (net of tax $(93,083), $169,525, $(102,908), and $75,322, respectively)	(172,869)	314,831	(191,115)	139,884
Reclassification adjustment for net realized investment (gains) losses included in net income (net of tax: $(3,518), $(1,543), $(12,360), and $4,173, respectively)	(6,534)	(2,865)	(22,953)	7,749
Derivatives qualifying as cash flow hedges — net change in fair value (net of tax: $—, $—, $(2,390), and $(765), respectively)	—	—	(4,439)	(1,421)
Adjustment for deferred policy acquisition costs valuation allowance (net of tax: $419, $(243), $13,683, and $(11,766), respectively)	782	(452)	25,412	(21,851)
Other comprehensive income (loss)	(178,621)	311,514	(193,095)	124,361
Comprehensive income (loss)	$(28,135)	$373,930	$(94,853)	$262,064

See accompanying notes to the consolidated financial statements.

Symetra Life Insurance Company and Subsidiaries

Consolidated Statements of Cash Flows
(In Thousands)

			Predecessor
	Year Ended December 31, 2005	Period From August 2, 2004 Through December 31, 2004	Period From January 1, 2004 Through August 1, 2004	Year Ended December 31, 2003
Cash flows from operating activities
Net income	$150,486	$62,416	$98,242	$137,703
Adjustments to reconcile net income to net cash provided by operating activities:
Net realized investment (gains) losses	(13,162)	(7,024)	(34,985)	9,516
Accretion of fixed maturity investments	98,829	58,533	3,949	(21,643)
Accrued interest on accrual bonds	(45,383)	(19,502)	(27,504)	(45,937)
Amortization and depreciation	7,583	1,761	4,466	14,850
Deferred income tax provision	43,064	10,740	30,608	9,321
Interest expense on deposit contracts	811,334	360,196	556,433	990,816
Mortality and expense charges and administrative fees	(89,185)	(35,825)	(50,718)	(84,238)
Other, net	11	1,302	938	(1,417)
Changes in:
Accrued investment income	15,552	9,567	(7,807)	(2,806)
Deferred policy acquisition costs	(33,438)	(13,816)	11,011	(22,490)
Other receivables	(7,932)	(4,087)	20,015	(34,730)
Policy and contract claims	(17,518)	(113)	14,061	(30,919)
Future policy benefits	16,545	(5,234)	5,710	(8,052)
Unearned premiums	2,157	(710)	275	287
Accrued income taxes	(30,774)	15,814	(38,509)	28,101
Other assets and liabilities	20,240	19,888	(57,939)	14,062
Total adjustments	777,923	391,490	430,004	814,721
Net cash provided by operating activities	928,409	453,906	528,246	952,424

Cash flows from investing activities
Purchases of:
Fixed maturities available-for-sale	(2,873,509)	(1,202,612)	(1,677,343)	(4,448,014)
Equity securities available-for-sale	(98,629)	(42,992)	(3,375)	(8,915)
Other invested assets	(51,806)	(6,072)	162	(8,445)
Issuance of nonaffiliated mortgage loans	(101,992)	(15,543)	(40,854)	(117,810)
Issuance of policy loans	(17,895)	(7,546)	(12,550)	(22,229)
Maturities and calls of fixed maturities available-for-sale	1,273,535	791,191	974,773	2,110,009
Sale of:
Fixed maturities available-for-sale	2,318,889	362,459	712,821	1,285,983
Equity securities available-for-sale	53,716	41,573	4,491	8,715

			Predecessor
	Year Ended December 31, 2005	Period From August 2, 2004 Through December 31, 2004	Period From January 1, 2004 Through August 1, 2004	Year Ended December 31, 2003
Cash flows from investing activities (continued)
Other invested assets	$1,886	$11,781	$1,621	$10,140
Repayment of nonaffiliated mortgage loans	134,774	70,230	119,227	111,456
Repayment of policy loans	19,244	8,555	12,956	23,327
Repayment of affiliated mortgage loans	—	—	33,518	1,669
Net (increase) decrease in short-term investments	—	846	19,040	90,858
Purchase of property, equipment, and leasehold improvements	(21,824)	(502)	382	(10)
Other, net	—	(374)	—	29
Net cash provided by (used in) investing activities	636,389	10,994	144,869	(963,237)

Cash flows from financing activities
Capital contributions received	—	—	1,131	—
Funds received under deposit contracts	448,091	180,787	213,277	1,219,314
Return of funds held under deposit contracts	(2,020,741)	(697,202)	(759,172)	(1,192,457)
Dividends paid to Safeco	—	—	(64,300)	—
Net cash (used in) provided by financing activities	(1,572,650)	(516,415)	(609,064)	26,857
Net increase (decrease) in cash and cash equivalents	(7,852)	(51,515)	64,051	16,044

Cash and cash equivalents at beginning of period	111,630	163,145	99,094	83,050
Cash and cash equivalents at end of period	$103,778	$111,630	$163,145	$99,094

Supplemental disclosures of cash flow information
Net cash paid during the year for:
Income taxes	$51,925	$7,233	$39,745	$10,641
Noncash transaction during the year:
Investment in limited partnership and capital obligation incurred	31,599	—	—	—
Other capital contribution	—	—	7,703	4,537

See accompanying notes to the consolidated financial statements.

Symetra Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements

(All Dollar Amounts in Thousands, Unless Otherwise Stated)

December 31, 2005

1. Organization and Description of Business

Symetra Life Insurance Company and Subsidiaries (the Company), (wholly owned subsidiaries of Symetra Financial Corporation) is a stock life insurance company organized under the laws of the state of Washington. The Company offers individual and group insurance products and retirement products including annuities marketed through professional agents and distributors in all states and the District of Columbia. The Company’s principal products include stop-loss medical insurance, fixed deferred annuities, variable annuities, single premium immediate annuities, and individual life insurance.

Symetra Financial Corporation is a Delaware corporation privately owned by an investor group led by White Mountains Insurance Group, Ltd. and Berkshire Hathaway Inc.

On March 15, 2004, Symetra Financial Corporation entered into a definitive agreement to purchase a group of life and investment companies from Safeco Corporation (Safeco). Included in the transaction was the Company (formerly Safeco Life Insurance Company), including its three wholly owned subsidiaries:

•                  Symetra National Life Insurance Company (formerly Safeco National Life Insurance Company)

•                  American States Life Insurance Company

•                  First Symetra National Life Insurance Company of New York (formerly First Safeco National Life Insurance Company of New York)

The sale was completed effective August 2, 2004, at a purchase price of $1,349.9 million, representing the amount paid to Safeco at closing of $1,350.0 million, plus capitalized transaction costs of $11.0 million, and less a purchase price adjustment of $11.1 million. The acquisition was financed through investor capital contributions of $1,064.9 million and the issuance of long-term debt of $300 million. On December 29, 2004, Symetra Financial Corporation received $22.8 million from Safeco Corporation in final settlement of its tax sharing agreement and purchase price related to the August 2, 2004 transaction. Of the total purchase price, $1,256.7 million was allocated to Symetra Life Insurance Company and its subsidiaries.

The Company applied pushdown accounting under the provisions of Staff Accounting Bulletin No. 54, Pushdown Basis of Accounting in Financial Statements of Subsidiaries.

The acquisition was accounted for using the purchase method under Statement of Financial Accounting Standards (SFAS) No. 141, Business Combinations. Under SFAS No. 141, the purchase price is allocated to the estimated fair value of the tangible and identifiable assets acquired less liabilities assumed at the date of acquisition.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed as of August 2, 2004:

Assets:

Invested assets	$18,808,792
Cash and cash equivalents	58,395
Accrued investment income	238,621
Other assets	43,204
Reinsurance recoverable	213,990
Intangible assets	4,235
Current/deferred income taxes recoverable	267,731
Securities lending collateral	1,026,484
Separate account assets	1,132,144

Total assets acquired	$21,793,596

Liabilities:

Funds held under deposit contracts	$17,734,179
Future policy benefits	360,146
Policy and contract claims	153,286
Other liabilities	130,660
Securities lending payable	1,026,484
Separate account liabilities	1,132,144
Total liabilities assumed	(20,536,899)

Net assets acquired	$1,256,697

Deferred policy acquisition costs, intangible assets, and goodwill were reset to zero on August 2, 2004.

During 2005, the Company adjusted the deferred tax assets valuation allowance that resulted from the realization of certain income tax benefits related to the acquisition. The adjustment increased the amount of deferred tax assets and decreased the amount of intangible assets by $4,200. See Note 11 for more information.

The following pro forma results for the seven months ended August 1, 2004, and the year ended December 31, 2003, are based on the historical financial statements of the Predecessor, adjusted to include the effect of the acquisition as if the acquisition had occurred at the beginning of each period presented:

	Seven Months Ended August 1, 2004	Year Ended December 31, 2003
Net income as reported in Consolidated Statements of Income	$98,242	$137,703
Add back: Amortization of DAC and intangibles	25,410	38,777
Pro forma net income	$123,652	$176,480

Throughout the consolidated financial statements, the new names of the entities have been used as if those names were in effect prior to August 2, 2004. In addition, all references to affiliated companies in the periods prior to August 2, 2004, refer to former Safeco affiliates.

2.              Summary of Significant Accounting Policies

Basis of Presentation and Use of Estimates

The Consolidated Financial Statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of financial statements in conformity with GAAP requires us to make estimates and assumptions that may affect the amounts reported in the Consolidated Financial Statements and accompanying notes. Actual results could differ from those estimates.

The most significant estimates include those used in determining reserves for future policy benefits, deferred policy acquisition costs, valuation of investments and evaluation of other-than-temporary impairments, income taxes, and contingencies. All significant intercompany transactions and balances have been eliminated in the Consolidated Financial Statements.

Certain reclassifications have been made to prior year financial information to conform to the current period presentation.

Recognition of Insurance Revenue and Related Benefits

Traditional individual life insurance products, primarily term and whole life insurance products, are long-duration contracts consisting principally of products with fixed and guaranteed premiums and benefits. Premiums from these products are recognized as revenue when due. Benefits and expenses are associated with earned premiums as to result in the recognition of profits over the life of the policy. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

Premiums from group life and health insurance products are recognized as revenue when earned over the life of the policy. The Company reports the portion of premiums unearned as a liability for unearned premiums on the Consolidated Balance Sheets. These policies are short-duration contracts.

Deposits related to universal life-type and investment-type products are credited to policyholder account balance and reflected as liabilities rather than premium income when received. Revenues from these contracts consist of investment income on the policyholder fund balances and amounts assessed during the period against policyholders’ account balances for mortality charges, policy administration charges, and surrender charges. The Company includes these mortality charges in premiums. Policy administration charges and surrender charges are included in other revenue in the Consolidated Statements of Income. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

Variable product fees are charged to variable annuity and variable life policyholders based upon the daily net assets of the policyholders’ account values and are recognized as revenue when charged. Cost of insurance charges, policy administration charges, and surrender charges are included in other revenue in the Consolidated Statements of Income.

Investments

In accordance with the provisions of SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities, the Company classifies its investments into one of three categories: held-to-maturity, available-for-sale, or trading. The Company determines the appropriate classification of both fixed maturities and marketable equity securities at the time of purchase and re-evaluates such designation as of each balance sheet date. Fixed maturities include bonds, mortgage-backed securities, and redeemable preferred stocks. The Company classifies all fixed maturities as available-for-sale and carries them at fair value. The Company reports net unrealized investment gains and losses related to available-for-sale securities in accumulated other comprehensive income (OCI) in Shareholder’s Equity, net of related deferred policy acquisition costs and deferred income taxes.

For mortgage-backed securities, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. Quarterly, the Company compares actual prepayments to anticipated prepayments and recalculates the effective yield to reflect actual payments-to-date plus anticipated future payments. The Company includes any resulting adjustment in net investment income.

Marketable equity securities include common stocks, nonredeemable preferred stocks, and investments in other limited partnerships when the ownership percentage of such investments is less than 3%. The Company classifies marketable equity securities as available-for-sale and carries them at fair value. Changes in net unrealized investment gains and losses are recorded directly to OCI in Shareholder’s Equity, net of related deferred policy acquisition costs and deferred income taxes.

When the collectibility of interest income for fixed maturities is considered doubtful, any accrued but uncollectible interest income is reversed against investment income in the current period. The Company then places the securities on nonaccrual status, and they are not restored to accrual status until all delinquent interest and principal are paid.

The Company’s review of investment securities includes both quantitative and qualitative criteria. Quantitative criteria include length of time and amount that each security is in an unrealized position, and for fixed maturities, whether the issuer is in compliance with terms and covenants of the security.

The Company’s review of its fixed maturities and equity securities for impairments includes an analysis of the total gross unrealized losses by three categories of securities: (i) securities where the estimated fair value has declined and remained below cost or amortized cost by less than 20%, (ii) securities where the estimated fair value has declined and remained below cost or amortized cost by 20% or more for less than six months, and (iii) securities where the estimated fair value has declined and remained below cost or amortized cost by 20% or more for six months or greater. While all securities are monitored for impairment, the Company’s experience indicates that the first two categories do not represent a significant risk of impairment, and often, fair values recover over time as the factors that caused the declines improve.

If the value of any of the Company’s investments falls in the third category, the Company analyzes the decrease to determine whether it is an other-than-temporary decline in value. To make this determination for each security, the Company considers:

•                  How long and by how much the fair value has been below its cost

•                  The financial condition and near-term prospects of the issuer of the security, including any specific events that may affect its operations or earnings potential

•                  The Company’s intent and ability to hold the security long enough for it to recover its value

•                  Any downgrades of the security by a rating agency

•                  Any reduction or elimination of dividends, or nonpayment of scheduled interest payments

Based on its analysis, the Company makes a judgment as to whether the loss is other-than-temporary. If the loss is other-than-temporary, the Company records an impairment charge within net realized investment gains (losses) in the Consolidated Statements of Income in the period that the Company makes the determination.

The Company uses public market pricing information to determine the fair value of its investments when such information is available. When such information is not available for investments, as in the case of securities that are not publicly traded, the Company uses other valuation techniques. Such techniques include using independent pricing sources, evaluating discounted cash flows, identifying comparable securities with quoted market prices, and using internally prepared valuations based on certain modeling and pricing methods. The Company’s investment portfolio at December 31, 2005 and 2004, included $619,544 and $386,890, respectively, of fixed maturities that were not publicly traded, and values for these securities, were determined using these other valuation techniques. The Company owned no equity securities that were not publicly traded.

The cost of securities sold is determined by the specific-identification method.

The Company carries mortgage loans at outstanding principal balances, less a valuation allowance for mortgage loan losses. The Company considers a mortgage loan impaired when it is probable that the Company will be unable to collect principal and interest amounts due according to the contractual terms of the mortgage loan agreement. For mortgage loans that the Company determines to be impaired, the Company charges the difference between the amortized cost and fair value of the underlying collateral to the valuation allowance. Changes in the valuation allowance are recorded in net realized investment gains (losses). The Company accrues interest income on impaired loans to the extent that it is deemed collectible and the loan continues to perform under its original or restructured terms. Interest income on nonperforming loans is generally recognized on a cash basis.

Policy loans are carried at unpaid principal balances, which approximate fair value.

Cash and cash equivalents consist of short-term highly liquid investments with original maturities of less than three months at the time of purchase. Short-term investments consist of highly liquid debt instruments with maturities of greater than 3 months and less than 12 months when purchased. The Company carries cash and cash equivalents and short-term investments at cost, which approximates fair value.

Investments in limited partnership interests are accounted for under the equity method. The Company uses the equity method of accounting for investment in limited partnership interests in which it has more than a minor interest of 3% or greater, has influence over the partnership’s operating and financial policies and does not have a controlling interest. The Company has no investments in limited partnerships that meet the definition of a variable interest entity under Financial Accounting Standard Board (FASB) Interpretation No. (FIN) 46R, Consolidation of Variable Interest Entities.

Derivative Financial Instruments

Derivative financial instruments are included in other invested assets on the Consolidated Balance Sheets. The Company’s financial statement recognition of the change in fair value of a derivative depends on the intended use of the derivative and the extent to which it is effective as part of a hedging transaction. Derivatives that are highly effective and designated as either fair value or cash flow hedges receive hedge accounting treatment.

Derivatives that hedge the change in fair value of recognized assets or liabilities are designated as fair value hedges. For derivatives designated as fair value hedges, the Company recognizes the changes in the fair value of both the derivative and the hedged items in net realized investment gains (losses) in the Consolidated Statement of Income.

Derivatives that hedge variable rate assets or liabilities or forecasted transactions are designated as cash flow hedges. For derivatives designated as cash flow hedges, the Company recognizes the changes in fair value of the derivative as a component of OCI, net of deferred income taxes, until the hedged transaction affects current earnings. At the time current earnings are affected by the variability of cash flows, the related portion of deferred gains or losses on cash flow hedge derivatives are reclassified from OCI and recorded in the Consolidated Statements of Income.

When the changes in fair value of such derivatives do not perfectly offset the changes in fair value of the hedged transaction, the Company recognizes the ineffective portion in the Consolidated Statements of Income. For derivatives that do not qualify for hedge accounting treatment, the Company records the changes in fair value of these derivatives in net realized investment gains (losses) in the Consolidated Statements of Income.

The Company formally documents all relationships between the hedging instruments and hedged items, as well as risk-management objectives and strategies for undertaking various hedge transactions. The Company links all hedges that are designated as fair value hedges to specific assets or liabilities on the Consolidated Balance Sheets. The Company links all hedges that are designated as cash flow hedges to specific variable rate assets or liabilities or to forecasted transactions. The Company also assesses, both at the inception of the hedge and on an ongoing basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting the changes in fair values or cash flows of hedged items. When it is determined that a derivative is not highly effective as a hedge, the Company discontinues hedge accounting on a prospective basis.

Reinsurance

The Company utilizes reinsurance agreements to manage its exposure to potential losses. The Company reinsures all or a portion of its risk to reinsurers for certain types of directly written business. In addition, the Company reinsures through pools to cover catastrophic losses. Reinsurance does not affect the Company’s liability to its policyholders. Accordingly, the policy and contract claims liabilities and future policy benefit reserves are reported gross of any related reinsurance recoverables. The Company reports premiums, benefits, and settlement expenses net of reinsurance ceded on the Consolidated Statements of Income. The Company accounts for reinsurance premiums, commissions, expense reimbursements, benefits, and reserves related to reinsured business on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The Company remains liable to its policyholders to the extent that counterparties to reinsurance ceded contracts do not meet their contractual obligations.

Deferred Policy Acquisition Costs

The Company defers as assets certain costs, principally commissions, distribution costs, and other underwriting costs that vary with, and are primarily related to the production of business. The Company amortizes acquisition costs for deferred and immediate annuity contracts and universal life insurance policies over the lives of the contracts or policies in proportion to the present value of estimated future gross profits of each of these product lines. In this estimation process, the Company makes assumptions as to surrender rates, mortality experience, and investment performance. Actual profits can vary from the estimates and can thereby result in increases or decreases to deferred policy acquisition cost (DAC) amortization rates. The Company regularly evaluates its assumptions and, when necessary, revises the estimated gross profits of these contracts, resulting in adjustments to DAC amortization that are recorded in earnings when such estimates are revised. The Company adjusts the unamortized balance of DAC for the impact on estimated future gross profits as if net unrealized investment gains and losses on securities had been realized as of the balance sheet date. The Company includes the impact of this adjustment, net of tax, in OCI in Shareholder’s Equity.

The Company amortizes acquisition costs for traditional individual life insurance policies over the premium paying period of the related policies, using assumptions consistent with those used in computing policy benefit liabilities. The Company amortizes acquisition costs for group life and medical policies over the policy period of one year. DAC related to internally replaced contracts are expensed at the date of replacement.

The Company conducts regular DAC recoverability analyses for deferred and immediate annuity contracts, universal life contracts, and traditional life contract DAC balances. The Company compares the current DAC balance with the estimated present value of future profitability of the underlying business. The DAC balances are considered recoverable if the present value of future profits is greater than the current DAC balance. As of December 31, 2005, all of the DAC balances were considered recoverable.

Intangibles and Goodwill

Goodwill represents the excess of the cost of businesses acquired over the fair value of their net assets, separate from other identifiable intangibles. Other identifiable intangibles for businesses acquired consisted mainly of the value of state licenses and the value of existing blocks of business. The Company reviews goodwill and intangible assets annually for impairment, or more frequently if impairment indicators arise. The Company amortizes other purchased intangible assets over their estimated useful lives.

Property, Equipment, and Leasehold Improvements

Property, equipment, and leasehold improvements are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using the straight-line method over the estimated useful lives of the assets. Estimated useful lives generally range from one to ten years for leasehold improvements and three to ten years for all other property and equipment. Leasehold improvements are amortized over the shorter of the economic useful lives or the term of the lease.

Leases

Certain of the Company’s operating leases provide for minimum annual payments that change over the life of the lease. The aggregate minimum annual payments are expensed on the straight-line basis over the minimum lease term. The Company recognizes a deferred rent liability for minimum step rents when the amount of rent expense exceeds the actual lease payments and it reduces the deferred rent liability when the actual lease payments exceed the amount of straight-line rent expense. Rent holidays, rent incentives, and tenant improvement allowances are amortized on the straight-line basis over the initial term of the lease and any option period that is reasonably assured.

Separate Accounts

Separate account assets and liabilities reported on the accompanying Consolidated Balance Sheets consist of the fair value of variable annuity and variable universal life contracts and represent funds that the Company administers and invests to meet the specific fund allocations of the policyholder. The assets of each separate account are legally segregated and are not subject to claims that arise out of the Company’s other business activities. Net investment income and net realized and unrealized investment gains and losses accrue directly to such policyholder who bears the investment risk, subject to guaranteed minimum death benefits (GMDB). For variable annuity contracts with GMDB, the Company contractually guarantees total deposits made to the contract, less any partial withdrawals, in the event of death. Most of these death benefits are reset based on market values every five or eight years.

The Company reinsures nearly all of the GMDB risk on its individual variable annuity contracts. Therefore, the liability balance is not material. The Company does not include investment results accruing directly to the policyholder in its revenues. Fees charged to policyholders include mortality, policy administration, and surrender charges and are included in premiums and other revenues.

The account balances of variable annuity contracts are invested in variable separate accounts and the general account for fixed fund options.

Funds Held Under Deposit Contracts

Liabilities for fixed deferred annuity contracts, guaranteed investment contracts, and universal life policies are computed as deposits net of withdrawals made by the policyholder, plus amounts credited based on contract specifications, less contract fees and charges assessed, plus any additional interest. For single premium immediate annuities (SPIA), including structured settlements, future benefits are either fully guaranteed or are contingent on the survivorship of the annuitant. Liabilities are based on discounted amounts of estimated future benefits. Contingent future benefits are discounted with best-estimate mortality assumptions, which include provisions for longer life spans over time. The interest rate pattern used to calculate the reserves for SPIAs is set at issue. The interest rates within the pattern vary over time and start with interest rates that prevailed at contract issue. The weighted average implied interest rate on the existing block is currently at 5.8% and will grade to an ultimate assumed level of 6.7% in about 20 years.

Future Policy Benefits

The Company computes liabilities for future policy benefits under traditional individual life and group life insurance policies on the level premium method, which uses a level premium assumption to fund reserves. The Company selects the level premiums so that the actuarial present value of future benefits equals the actuarial present values of future premiums. The Company sets the interest, mortality, and persistency assumptions in the year of issue and includes provisions for adverse deviations. These liabilities are contingent upon the death of the insured while the policy is in force. The Company derives mortality assumptions from both company-specific and industry statistics. The Company discounts future benefits at interest rates that vary by year of policy issue, are graded to the statutory valuation interest rate over time, and range from 6.0% to 4.0%.

Policy and Contract Claims

Liabilities for policy and contract claims primarily represent liabilities for claims under group medical coverages and are established on the basis of reported losses (case basis method). The Company also provides for claims incurred but not reported (IBNR), based on expected loss ratios, claims paying completion patterns, and historical experience. The Company continually reviews estimates for reported but unpaid claims and IBNR. Any necessary adjustments are reflected in current operating results. The majority of these claims are incurred and paid in full within a one-year period. Policy and contract claims liabilities amounted to less than 1% of total liabilities at December 31, 2005.

Income Taxes

Through the date of acquisition, the Company was included in a consolidated federal income tax return filed by Safeco. Tax payments (credits) were made to or received from Safeco in accordance with the tax allocation agreement on a separate company tax return filing basis. Subsequent to the acquisition, the Company files a separate life consolidated tax return. Pursuant to IRC §1504(c) the life insurance companies will file a separate life consolidated tax return for five years subsequent to the acquisition.

Income taxes have been provided using the liability method in accordance with SFAS No. 109, Accounting for Income Taxes. The provision for income taxes has two components: amounts currently payable or receivable and deferred income taxes. The deferred income taxes are calculated on the basis of the difference between book value and valuation for tax purposes of the appropriate assets and liabilities. Deferred tax assets are recognized only to the extent that it is probable that future tax profits will be available. A valuation allowance is established where deferred tax assets cannot be recognized.

Recently Issued Accounting Standards

American Institute of Certified Public Accountants (AICPA) Statement of Position (SOP) 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts

In September 2005, the AICPA issued SOP 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts. SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses From the Sale of Investments. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Under SOP 05-1, modifications that result in a substantially unchanged contract will be accounted for as a continuation of the replaced contract. A replacement contract that is substantially changed will be accounted for as an extinguishment of the replaced contract, resulting in a release of unamortized deferred acquisition costs, unearned revenue, and deferred sales inducements associated with the replaced contract. The guidance in SOP 05-1 will be applied prospectively and is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. The Company is currently evaluating the impact of SOP 05-1 and does not expect that the pronouncement will have a material impact on the Company’s consolidated financial statements.

Emerging Issues Task Force (EITF) Issue No. 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments

In March 2004, the EITF reached consensus on further guidance concerning the identification of and accounting for other-than-temporary impairments and disclosures for cost method investments, as required by EITF Issue No. 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments, which was issued on October 23, 2003. EITF Issue No. 03-1 provides accounting guidance regarding the determination of when an impairment of debt and marketable equity securities and investments accounted for under the cost method should be considered other-than-temporary and recognized in income. An EITF Issue No. 03-1 consensus reached in November 2003 also requires certain quantitative and qualitative disclosures for debt and marketable equity securities classified as available for sale or held-to-maturity under SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities, that are impaired at the balance sheet date, but for which other-than-temporary impairment has not been recognized. In September 2004, the FASB issued FASB Staff Position (FSP) EITF Issue No. 03-1-1, Effective Date of Paragraphs 10-20 of EITF Issue No. 03-1, which delayed the effectiveness of the guidance in EITF Issue No. 03-1 in its entirety, with the exception of certain disclosure requirements. The Company has complied with the disclosure requirements of EITF Issue No. 03-1, which were effective December 31, 2003.

In November 2005, the FASB issued the final FSP, retitled FSP SFAS No. 115-1 and SFAS No. 124-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments, which clarified that an investor should recognize an impairment loss no later than when the impairment is deemed other-than-temporary, even if a decision to sell has not been made. FSP SFAS No. 115-1 and SFAS No. 124-1 are effective for other-than-temporary impairment analysis conducted in periods beginning after December 15, 2005. Because the Company is currently following the existing guidance, the adoption of FSP SFAS No. 115-1 and SFAS No. 124-1 did not have an impact on the Company’s financial position or results of operations.

FIN 46R, Consolidation of Variable Interest Entities

The FASB issued FIN 46R, Consolidation of Variable Interest Entities, in December 2003. FIN 46R changed the method of determining whether certain entities should be consolidated in Consolidated Financial Statements. Except for entities considered to be special purpose entities, FIN 46R was effective in the first period ended after March 15, 2004. The Company adopted FIN 46R effective December 31, 2003. An entity is subject to FIN 46R and is called a Variable Interest Entity (VIE) if it has:

•                  Equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties

•                  Equity investors that cannot make significant decisions about the entity’s operations or do not absorb the expected losses or receive the expected returns of the entity

All other entities are evaluated for combination under existing guidance. FIN 46R requires VIEs to be consolidated by their primary beneficiary, which is the party that has a majority of the expected losses or a majority of the expected residual returns of the VIE, or both.

The Company has identified certain interests in VIEs as defined by FIN 46R. Based on the analysis of these interests, the Company does not meet the FIN 46R definition of “primary beneficiary” of any of these entities and therefore has not consolidated these entities. Even though consolidation is not required, FIN 46R requires disclosure of the nature of any significant interests in a VIE, a description of the VIE’s activities, and the maximum exposure to potential losses due to the Company’s involvement.

On August 2, 2004, Symetra Financial Corporation purchased a loan to a third party agency from Safeco. The agency’s equity at risk is not sufficient to finance its activities and is therefore considered a VIE under FIN 46R. The loan is secured by the assets of the agency, and the majority of the loan amount is personally guaranteed by the agency’s equity holders. The Company is not the primary beneficiary. The potential exposure to losses is limited to the senior debt holding, which was $8.0 million as of December 31, 2005, excluding the value of rights to the assets of the agency and personal guarantees provided by the equity holders. This loan is included in other invested assets.

AICPA SOP 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts

The provisions of SOP 03-1 were effective for fiscal years beginning after December 15, 2003. SOP 03-1 provides guidance in three areas: separate account presentation and valuation, the accounting recognition given sales inducements, and the classification and valuation of long-duration contract liabilities. The Company adopted SOP 03-1 effective January 1, 2004. Upon adoption, there was no material impact to the Consolidated Financial Statements.

3. Investments

The following tables summarize the Company’s fixed maturities and marketable equity securities:

December 31, 2005	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Fixed maturities:
U.S. government and agencies	$648,755	$49,460	$(766)	$697,449
State and political subdivisions	741,671	25,218	(1,636)	765,253
Foreign governments	353,333	13,121	(228)	366,226
Corporate securities	10,858,322	262,612	(135,898)	10,985,036
Mortgage-backed securities	4,346,678	42,289	(61,265)	4,327,702
Total fixed maturities	16,948,759	392,700	(199,793)	17,141,666
Marketable equity securities	131,135	12,032	(995)	142,172
Total	$17,079,894	$404,732	$(200,788)	$17,283,838

December 31, 2004	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Fixed maturities:
U.S. government and agencies	$313,908	$9,314	$(66)	$323,156
State and political subdivisions	695,041	19,814	(320)	714,535
Foreign governments	307,229	12,042	(9)	319,262
Corporate securities	12,027,678	402,738	(12,018)	12,418,398
Mortgage-backed securities	4,373,439	62,333	(18,520)	4,417,252
Total fixed maturities	17,717,295	506,241	(30,933)	18,192,603
Marketable equity securities	90,258	5,207	(567)	94,898
Total	$17,807,553	$511,448	$(31,500)	$18,287,501

The following tables show the Company’s investments’ gross unrealized losses and fair values, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position.

	Less Than 12 Months		12 Months or More		Total
December 31, 2005	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Fixed maturities:
U.S. government and agencies	$43,881	$(642)	$7,031	$(125)	$50,912	$(767)
State and political subdivisions	87,574	(675)	51,278	(961)	138,852	(1,636)
Foreign governments	20,927	(225)	2,502	(2)	23,429	(227)
Corporate securities	4,949,321	(122,108)	697,497	(13,789)	5,646,818	(135,897)
Mortgage-backed securities	2,077,490	(36,639)	1,032,928	(24,627)	3,110,418	(61,266)
Total fixed maturities	7,179,193	(160,289)	1,791,236	(39,504)	8,970,429	(199,793)
Marketable equity securities	6,691	(905)	228	(90)	6,919	(995)
Total	$7,185,884	$(161,194)	$1,791,464	$(39,594)	$8,977,348	$(200,788)

	Less Than 12 Months		12 Months or More		Total
December 31, 2004	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Fixed maturities:
U.S. government and agencies	$27,856	$(66)	$—	$—	$27,856	$(66)
State and political subdivisions	68,664	(320)	—	—	68,664	(320)
Foreign governments	2,581	(9)	—	—	2,581	(9)
Corporate securities	2,016,618	(12,018)	—	—	2,016,618	(12,018)
Mortgage-backed securities	1,779,071	(18,520)	—	—	1,779,071	(18,520)
Total fixed maturities	3,894,790	(30,933)	—	—	3,894,790	(30,933)
Marketable equity securities	18,481	(567)	—	—	18,481	(567)
Total	$3,913,271	$(31,500)	$—	$—	$3,913,271	$(31,500)

The Company reviewed all its investments with unrealized losses at the end of 2005 and 2004 in accordance with the Company’s impairment policy described in Note 2. The Company’s evaluation determined that these declines in fair value were temporary and it had the intent and ability to hold until recovery.

At December 31, 2005 and 2004, the Company held below-investment-grade and non-rated fixed maturities of $1,354 million and $1,664 million, respectively, at amortized cost. The respective fair values of these investments were approximately $1,380 million and $1,724 million. These holdings amounted to 8.1% and 9.5%, respectively, of the investments in fixed maturities at fair value at December 31, 2005 and 2004.

The following table summarizes the cost or amortized cost and fair value of fixed maturities at December 31, 2005, by contractual years-to-maturity. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without prepayment penalties.

	Cost or Amortized Cost	Fair Value
One year or less	$342,746	$337,866
Over one year through five years	1,999,988	1,966,123
Over five years through ten years	3,646,194	3,609,755
Over ten years	6,613,153	6,900,220
Mortgage-backed securities	4,346,678	4,327,702
Total fixed maturities	$16,948,759	$17,141,666

The carrying value of certain securities and cash on deposits with state regulatory authorities was $14,103 and $14,279 at December 31, 2005 and 2004, respectively.

No industry represented more than 9.0% of the amortized cost of fixed maturities and equity securities at December 31, 2005 and 2004.

The following table summarizes the Company’s combined pretax net investment income:

			Predecessor
	Year Ended December 31, 2005	Period From August 2, 2004 Through December 31, 2004	Period From January 1, 2004 Through August 1, 2004	Year Ended December 31, 2003
Interest:
Fixed maturities	$944,448	$390,031	$633,601	$1,108,505
Mortgage loans	46,052	21,943	44,233	75,513
Short-term investments	3,725	934	1,974	4,408
Dividends:
Marketable equity securities	3,725	2,671	3,302	5,417
Redeemable preferred stock	2,860	492	2,965	8,939
Policy loans	5,112	2,241	3,067	5,445
Income in equity method investments	2,514	—	—	—
Other	5,331	2,829	9,230	8,957
Total investment income	1,013,767	421,141	698,372	1,217,184
Investment expenses	(22,534)	(10,705)	(4,908)	(6,990)
Net investment income	$991,233	$410,436	$693,464	$1,210,194

The carrying value of investments in fixed maturities that have not produced income for the last 12 months was $1,789 and $5,152 at December 31, 2005 and 2004, respectively. All of the mortgage loans produced income during 2005 and 2004.

The following table summarizes the Company’s combined net realized investment gains (losses) before income taxes:

			Predecessor
	Year Ended December 31, 2005	Period From August 2, 2004 Through December 31, 2004	Period From January 1, 2004 Through August 1, 2004	Year Ended December 31, 2003
Fixed maturities	$2,983	$4,117	$34,341	$(11,508)
Marketable equity securities	7,069	291	972	(414)
Other invested assets	3,023	2,605	189	4,917
Deferred policy acquisition costs adjustment	87	11	(517)	(2,511)
Net realized investment gains (losses) before income taxes	$13,162	$7,024	$34,985	$(9,516)

The following tables summarize the proceeds from sales of investment securities and related net realized investment gains (losses) before income taxes for 2005, 2004, and 2003.

	Year Ended December 31, 2005
	Fixed Maturities Available-for- Sale	Marketable Equity Securities	Other	Total

Proceeds from sales	$2,318,889	$53,716	$1,886	$2,374,491

Gross realized investment gains	$30,702	$8,138	$—	$38,840
Gross realized investment losses	(25,751)	(847)	—	(26,598)
Net realized investment gains	4,951	7,291	—	12,242
Impairments	(7,624)	—	—	(7,624)
Other, including gains (losses) on calls and redemptions	5,656	(222)	3,110	8,544
Net realized investment gains	$2,983	$7,069	$3,110	$13,162

	Period From August 2, 2004 Through December 31, 2004
	Fixed Maturities Available-for- Sale	Marketable Equity Securities	Other	Total

Proceeds from sales	$362,459	$41,573	$11,781	$415,813

Gross realized investment gains	$8,379	$978	$6,345	$15,702
Gross realized investment losses	(7,862)	(224)	(5,747)	(13,833)
Net realized investment gains	517	754	598	1,869
Impairments	(27)	(87)	—	(114)
Other, including gains (losses) on calls and redemptions	3,627	(376)	2,018	5,269
Net realized investment gains	$4,117	$291	$2,616	$7,024

	Period From January 1, 2004 Through August 1, 2004 – Predecessor
	Fixed Maturities Available-for- Sale	Marketable Equity Securities	Other	Total

Proceeds from sales	$712,821	$4,491	$1,621	$718,933

Gross realized investment gains	$45,702	$1,137	$17,846	$64,685
Gross realized investment losses	(17,163)	(165)	(15,467)	(32,795)
Net realized investment gains	28,539	972	2,379	31,890
Impairments	(10,272)	—	—	(10,272)
Other, including gains (losses) on calls and redemptions	16,074	—	(2,707)	13,367
Net realized investment gains (losses)	$34,341	$972	$(328)	$34,985

	Year Ended December 31, 2003 – Predecessor
	Fixed Maturities Available-for- Sale	Marketable Equity Securities	Other	Total

Proceeds from sales	$1,285,983	$8,715	$10,140	$1,304,838

Gross realized investment gains	$88,560	$615	$877	$90,052
Gross realized investment losses	(13,398)	(162)	(4,327)	(17,887)
Net realized investment gains (losses)	75,162	453	(3,450)	72,165
Impairments	(96,621)	(867)	—	(97,488)
Other, including gains on calls and redemptions	9,951	—	5,856	15,807
Net realized investment (losses) gains	$(11,508)	$(414)	$2,406	$(9,516)

The following table summarizes the Company’s allowance for mortgage loan losses:

	Predecessor
	Year Ended December 31, 2005	Period From August 2, 2004 Through December 31, 2004	Period From January 1, 2004 Through August 1, 2004	Year Ended December 31, 2003
Allowance at beginning of period	$10,172	$10,172	$10,172	$10,554
Adjustment	(6,269)	—	—	—
Loans charged off as uncollectible	—	—	—	(382)
Allowance at end of period	$3,903	$10,172	$10,172	$10,172

This allowance relates to mortgage loan investments of $780,826 and $824,746 at December 31, 2005 and 2004, respectively. All of the Company’s mortgage loan investments were in good standing at December 31, 2005.

At December 31, 2005, mortgage loans constituted approximately 3.7% of total assets and are secured by first-mortgage liens on income-producing commercial real estate, primarily in the retail, industrial, and office building sectors. The majority of the properties are located in the western United States, with 26.3% of the total in California and 21.6% in Washington. Individual loans generally do not exceed $16 million.

The carrying value of other invested assets approximates fair value. The following table summarizes the Company’s other invested assets:

	December 31
	2005	2004
Options	$3,331	$4,889
Embedded derivatives	9,331	—
Other	700	1,175
Total other invested assets	$13,362	$6,064

4. Derivative Financial Instruments

Derivatives are instruments whose values are derived from an underlying instrument, indices, or rates, have a notional amount, and can be net settled. This may include derivatives that are “embedded” in financial instruments or in certain existing assets or liabilities. The Company uses derivative financial instruments, including interest rate swaps and options, as a means of hedging exposure to equity price changes and/or interest rate risk on anticipated transactions or on existing assets and liabilities.

Interest rate risk is the risk of economic loss due to changes in the level of interest rates. Prior to 2005, the Company managed interest rate risk through active portfolio management and selective use of interest rate swaps as hedges to change the characteristics of certain assets and liabilities. With interest rate swap agreements, the Company exchanged with a counterparty, at specified intervals, interest rate payments of differing character (e.g., fixed-rate payments exchanged for variable-rate payments), based on an underlying principal balance (notional amount). No cash was exchanged at the outset of the contract, and no principal payments are made by either party. The net interest accrued and the net interest payments made at each interest payment due date were recorded to interest income or expense, depending on the hedged item.

Fair Value Hedges

In August 2004, all fair value hedges, totaling $330,409 of notional amount outstanding, were terminated resulting in a realized investment loss of $3,491. Prior to August 2004, the Company used interest rate swaps to hedge the change in fair value of certain fixed-rate assets. As discussed in Note 2, derivatives that were determined to be highly effective were given hedge accounting treatment and changes in their fair value and the related assets that they hedged were recognized in net realized investment gains (losses) in the Consolidated Statement of Income.

Differences between the changes in fair value of these derivatives and the hedged item(s) represent hedge ineffectiveness. In 2004, the Company recognized losses of $3,491 in net realized investment gains and losses due to hedge ineffectiveness. In the 2005 and 2003, no amounts were recognized in earnings due to hedge ineffectiveness.

Cash Flow Hedges

In August 2004, all cash flow interest rate swaps were terminated, resulting in a realized investment gain of $393. Prior to August 2004, the Company used interest rate swaps to hedge the variability of future cash flows arising from changes in interest rates associated with certain variable rate assets and forecasted transactions. As discussed in Note 2, these derivatives were designated as cash flow hedges, and because they were determined to be highly effective, the Company recognized the changes in fair value of the derivative as a component of OCI, net of deferred income taxes, until the hedged transaction affected current earnings. At the time current earnings were affected by the variability of cash flows due to interest rate changes, the related portion of deferred gains or losses on cash flow hedge derivatives were reclassified from OCI and recorded in the Consolidated Statement of Income. Amounts recorded in OCI related to derivatives qualifying as cash flow hedges resulted in a decrease in OCI of  $0, $4,339, and $1,421, after tax for the five-month period ended December 31, 2004, the seven-month period ended August 1, 2004, and the year ended December 31, 2003, respectively.

In August 2004, interest rate swaps related to the forecasted transactions were terminated, resulting in a realized investment gain of $3,640. Prior to August 2004, the interest rate swaps related to forecasted transactions that were considered probable of occurring were considered to be highly effective and qualified for hedge treatment under SFAS No. 133. SFAS No. 133 requires that amounts deferred in OCI be reclassified into earnings either when the forecasted transaction occurs or when it is considered not probable of occurring, whichever happens sooner. In the five-month period ended December 31, 2004, the seven-month period ended August 1, 2004, and for the year ended December 31, 2003, $0, $7,442, and $9,890 after tax, respectively, was reclassified from OCI to net realized investment gains and losses relating to forecasted transactions that were no longer probable of occurring.

Other Derivatives

In 1997, the Company introduced an equity indexed annuity (EIA) product that credits the policyholder based on a percentage of the gain in the S&P 500 Index. Sales of the EIA product were suspended in the fourth quarter of 1998. In connection with this product, the Company has a hedging program with the objective to hedge the exposure to changes in the S&P 500 Index. This program consists of buying S&P 500 index options. Although the Company uses index options to hedge the equity return component of the EIA, the options do not qualify as hedging instruments or for hedge accounting treatment pursuant to SFAS No. 133. Accordingly, the assets are recorded as a free-standing derivative asset or options in other invested assets, and mark-to-market gains or losses to record the options at fair value are recognized in net realized investment gains (losses). The Company recognized pretax gains (losses) on these options of $(4,413), $2,007, $(2,611), and $15,016 for the year ended December 31, 2005, for the five-month period ended December 31, 2004, the seven-month period ended August 1, 2004, and for the year ended December 31, 2003, respectively.

The Company has convertible bonds that contain embedded options. The values of these options are bifurcated from the host value of the respective bonds and are accounted for as derivatives. During 2005, the embedded derivatives are recorded in other invested assets, and mark-to-market gains and losses to record the embedded derivatives at fair value are recognized in net realized investment gains (losses). At December 31, 2005, the value of these options was $9,331.

Counterparty credit risk is the risk that a counterparty to a derivative contract will be unable to perform its obligations. The Company manages counterparty credit risk on an individual counterparty basis, and gains and losses are netted by counterparty. The Company mitigates counterparty credit risk through credit reviews, approval controls, and by only entering into agreements with creditworthy counterparties. The Company performs ongoing monitoring of counterparty credit exposure risk against credit limits. The contract or notional amounts of these instruments reflect the extent of involvement the Company has in a particular class of derivative financial instrument. However, the maximum loss of cash flow associated with these instruments can be less than these amounts. For interest rate swaps, forward contracts, and financial futures, credit risk is limited to the amount that it would cost us to replace the contract.

5. Securities Lending Program

The Company participates in a securities lending program whereby blocks of securities that are included in investments are loaned to third parties, primarily major brokerage firms. The Company generally requires a minimum of 102% of the fair value of the loaned securities to be separately maintained as collateral for the loans. Securities with a cost or amortized cost of $577,877 and $837,242 and an estimated fair value of $574,824 and $860,462 were loaned under the program at December 31, 2005 and December 31, 2004, respectively. The Company was liable for cash collateral under its control of $598,451 and $890,710 at December 31, 2005 and 2004, respectively.

6. Fair Value of Financial Instruments

The Company determines fair value amounts for financial instruments using available third-party market information. When such information is not available, the Company determines the fair value amounts using appropriate valuation methodologies, including discounted cash flows and market prices of comparable instruments. Significant judgment is required in developing certain of these estimates of fair value, and the estimates may not represent amounts at December 31, 2005, that would be realized in a current market exchange.

Estimated fair values for fixed maturities and marketable equity securities, other than non-publicly traded fixed maturities, are based on quoted market prices or prices obtained from independent pricing services.

The Company estimates the fair values for mortgage loans by discounting the projected cash flows using the current rate at which loans would be made to borrowers with similar credit ratings and for the same maturities.

For cash and cash equivalents, policy loans, short-term investments, accounts receivable, and other liabilities, carrying value is a reasonable estimate of fair value.

The Company estimates the fair values of investment contracts (funds held under deposit contracts) with defined maturities by discounting projected cash flows using rates that would be offered for similar contracts with the same remaining maturities. For investment contracts with no defined maturities, the Company estimates fair values to be the present surrender value.

The contract value of securities lending collateral and securities lending payable approximates fair value.

The fair value of investment in limited partnerships is provided by the general partner or manager of each investment. Carrying amount of the note receivable approximates fair value.

Separate account assets and the related liabilities are reported at fair value using quoted market prices.

All derivatives are carried at fair value on the Consolidated Balance Sheet. The fair values of the derivative financial instruments generally represent the estimated amounts that the Company would expect to receive or pay upon termination of the contracts as of the reporting date. Quoted fair values are available for certain derivatives. For derivative instruments not actively traded, the Company estimates fair values using values obtained from independent pricing services, internal modeling, or quoted market prices of comparable instruments.

Other insurance-related financial instruments are exempt from fair value disclosure requirements.

The following table summarizes the carrying or reported values and corresponding fair values of financial instruments:

	December 31, 2005		December 31, 2004
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Financial assets:
Fixed maturities	$17,141,666	$17,141,666	$18,192,603	$18,192,603
Marketable equity securities	142,172	142,172	94,898	94,898
Mortgage loans	776,923	798,430	814,574	845,504
Investment in limited partnerships	83,369	83,369	—	—
Other invested assets:
Options	3,331	3,331	4,889	4,889
Embedded derivatives	9,331	9,331	—	—
Securities lending collateral	598,451	598,451	890,710	890,710
Separate account assets	1,188,820	1,188,820	1,228,360	1,228,360

Financial liabilities:
Funds held under deposit contracts	16,697,703	16,960,272	17,542,577	17,554,000
Other invested liabilities:
Limited partnerships contributions payable	31,599	31,599	—	—
Securities lending payable	598,451	598,451	890,710	890,710
Separate account liabilities	1,188,820	1,188,820	1,228,360	1,228,360

7. Reinsurance

The Company uses reinsurance to manage exposure to potential losses. Although the reinsurer is liable to the Company to the extent of the reinsurance ceded, the Company remains primarily liable to the policyholders as the direct insurer on all risks reinsured. The Company evaluates the financial condition of its reinsurers to minimize the exposure to losses from reinsurer insolvencies. Management of the Company is not aware of any of the Company’s major reinsurers currently experiencing material financial difficulties. The Company analyzes reinsurance recoverables according to the credit ratings of its reinsurers. Of the total amount due from reinsurers at December 31, 2005, 99.7% was with reinsurers rated A- or higher by A.M. Best. The Company had no reserve for uncollectible reinsurance in 2005 or 2004. None of the reinsurance contracts excludes certified terrorist acts.

For the individual life business, the Company has coinsurance agreements on policies exceeding $500,000 and other miscellaneous policies where the reinsurer reimburses us based on the percentage in the contract, which ranges from 50% to 80%, based upon the year that the policy was written. For policies written prior to 2000, the Company recovers from the reinsurer 50% of the death benefit that the Company pays on covered claims. This percentage was increased in 2000 to 80% for a majority of the policies written and was increased in 2002 to cover 80% for all new business written.

The Company reinsures 100% of its group long-term disability and group short-term disability business. The reinsurer is responsible for paying all claims.

Reinsurance recoverables are comprised of the following amounts:

	December 31
	2005	2004
Life insurance
Reinsurance recoverables on:
Policy and contract claim reserves	$2,936	$2,907
Paid claims	3,835	1,114
Life policy liabilities	149,853	129,497
Total life insurance	156,624	133,518

Accident and health insurance
Reinsurance recoverables on:
Policy and contract claim reserves	72,969	80,199
Paid claims	295	480
Total accident and health insurance	73,264	80,679
Total reinsurance recoverables	$229,888	$214,197

The effects of reinsurance on earned premiums are as follows:

			Predecessor
	Year Ended December 31,	Period From August 2, 2004 Through December 31,	Period From January 1, 2004 Through August 1,	Year Ended December 31,
	2005	2004	2004	2003
Earned premiums
Direct:
Accident and health premiums	$446,044	$197,842	$281,980	$465,734
Life insurance premiums	177,631	72,364	100,278	164,704
Total	623,675	270,206	382,258	630,438

Assumed:
Accident and health premiums	15,277	18,762	23,281	97,985
Life insurance premiums	240	156	168	624
Total	15,517	18,918	23,449	98,609

Ceded:
Accident and health premiums	(23,045)	(9,208)	(12,048)	(18,618)
Life insurance premiums	(40,688)	(16,721)	(35,734)	(29,911)
Total	(63,733)	(25,929)	(47,782)	(48,529)
Total earned premiums	$575,459	$263,195	$357,925	$680,518

Ceded reinsurance reduced policy benefits by $39,253, $11,529, $23,722, and $32,964 for the year ended December 31, 2005, for the five months ended December 31, 2004, the seven months ended August 1, 2004, and for the year ended December 31, 2003, respectively. Included in this amount are accident and health amounts of $(807), $(526), $1,898, and $10,813, respectively.

8. Intangibles and Goodwill

The Company reviews goodwill and intangible assets annually for impairment, or more frequently if impairment indicators arise. The Company amortizes separable intangible assets over their useful lives (but with no maximum life) unless the Company deems them to have an indefinite life.

In December 1999, the Company purchased the assets of Sound Benefits Administration and Sound Benefits Marketing (collectively, referred to as Sound Benefits) to acquire the agency involved in selling and supporting the Select Benefits group medical product.

At December 31, 2004, goodwill of $3,400 represented the estimated contingent purchase price adjustment related to the Sound Benefits business combination. In January 2005, the Company paid the final purchase price and adjusted the related goodwill to $3,687.

Other identifiable intangible assets of $4,200 at December 31, 2004, represent the fair value of state licenses related to the life insurance companies. The intangible asset is not amortized, as its useful life is indefinite.

During 2005, other identifiable intangible assets were written down to zero due to a purchase price allocation adjustment which resulted from the realization of certain income tax benefits. See Note 11 for more information.

Predecessor

On August 2, 2004, intangible assets and goodwill were reduced to zero in accordance with SFAS No. 141.

Predecessor amortization expense for intangible assets, pretax, was $4,929 and $8,331 for the seven months ended August 1, 2004, and for the year ended December 31, 2003, respectively.

Changes in the carrying value of goodwill are presented for the group business segment in the following table. For descriptions of the business segments, see Note 18.

			Predecessor
	Year Ended December 31,	Period From August 2, 2004 Through December 31,	Period From January 1, 2004 Through August 1,	Year Ended December 31,
	2005	2004	2004	2003

Balance at beginning of period	$—	$54,192	$54,192	$54,192
Additions	—	—	—	—
Reclassifications	—	—	—	—
Amortization	—	—	—	—
Purchase accounting adjustment	—	(54,192)	—	—
Total	$—	$—	$54,192	$54,192

9. Property, Equipment, and Leasehold Improvements

	December 31
	2005	2004

Computer equipment and software	$1,510	$504
Office equipment, furniture, and fixtures	7,132	49
Equipment and software under capital leases	13,586	—
Leasehold improvements	154	6
	22,382	559
Less accumulated depreciation and amortization	4,342	155
	$18,040	$404

Depreciation and amortization expenses associated with property, equipment, and leasehold improvement, including equipment and software under capital leases, amounted to $4,187, $155, $0, and $0 for the year ended December 31, 2005, for the five months ended December 31, 2004, for the seven months ended August 1, 2004, and for the year ended December 31, 2003, respectively.

10. Policy and Contract Claims

The following table provides a reconciliation of the beginning and ending reserve balances for policy and contract claims for 2005 and 2004:

	December 31
	2005	2004
Accident and health policy and contract claims liability, beginning of year	$130,413	$119,267
Less: reinsurance recoverables	381	294
Accident and health policy and contract claims liability, net of related reinsurance recoverable – beginning of year	130,032	118,973

Add provision for claims, occurring in:
The current year	282,785	288,162
Prior years	5,309	15,700
Net incurred losses during the current year	288,094	303,862

Deduct payments for claims, occurring in:
The current year	96,834	77,646
Prior years	208,534	215,157
Net claim payments during the current year	305,368	292,803
Accident and health policy and contract claims liability, net of related reinsurance recoverable – end of year	112,758	130,032
Add: reinsurance recoverable	338	381
Accident and health policy and contract claims liability, end of year	113,096	130,413
Life policy and contract claims liability	22,559	22,760
Policy and contract claims	$135,655	$153,173

The Company uses estimates for determining its liability for accident and health and disability benefits, which are based on historical claim payment patterns and attempts to provide for the inherent variability in claim patterns and severity. The provision for claims and claim adjustment expenses increased representing higher-than-expected loss and claims experience for the year ended December 31, 2005. As a result of changes in estimates of insured events in prior years, the provision of claims and claim adjustment expenses increased $15,700 in 2004.

11. Income Taxes

The Company uses the liability method of accounting for income taxes in accordance with SFAS No. 109 under which deferred income tax assets and liabilities are determined based on the differences between their financial reporting and their tax bases and are measured using the enacted tax rates.

Differences between income taxes computed by applying the U.S. federal income tax rate of 35% to income before income taxes, and the provision for income taxes were as follows:

					Predecessor
	Year Ended December 31, 2005		Period From August 2, 2004 Through December 31, 2004		Period From January 1, 2004 Through August 1, 2004		Year Ended December 31, 2003

Income before income taxes	$215,464		$96,202		$130,087		$189,115
Computed “expected” tax expense	$75,412	35.00%	$33,671	35.00%	$45,530	35.00%	$66,190	35.00%
Separate account dividend received deduction (DRD)	(3,960)	(1.84)	(1,103)	(1.15)	(1,461)	(1.12)	(2,771)	(1.47)
Miscellaneous other permanent differences	(120)	(0.06)	(240)	(0.25)	190	0.15	1,167	0.62
IRS audit adjustments	—	—	—	—	(8,749)	(6.73)	(13,174)	(6.97)
Valuation allowance	(5,675)	(2.63)	—	—	—	—	—	—
Other	(679)	(0.32)	1,458	1.52	(3,665)	(2.82)	—	—
Provision for income taxes	$64,978	30.15%	$33,786	35.12%	$31,845	24.48%	$51,412	27.18%

The tax effects of temporary differences which give rise to the deferred income tax assets and deferred income tax liabilities were as follows:

	December 31
	2005	2004
Deferred income tax assets:
Goodwill	$5,289	$4,141
Intangibles	19,036	16,824
Adjustment to life policy liabilities	369,329	478,178
Adjustment to claims reserves	—	165
Capitalization of policy acquisition costs	57,785	66,798
Investment impairments	8,865	34,900
Capital loss carryforwards	—	9,587
Post-retirement benefits	—	—
Uncollected premium adjustment	—	7,002
Guaranty fund assessments	522	627
Furniture and fixtures	2,262	1,915
Other	10,557	6,268
Total deferred income tax assets	473,645	626,405
Valuation allowance	—	(9,587)
Net deferred income tax assets	473,645	616,818
Deferred income tax liabilities:
Unrealized appreciation of investment securities (net of deferred policy acquisition costs adjustment: $(178) and $243, respectively)	71,558	167,563
Securities – basis adjustment	242,909	346,920
Mortgage loans	3,170	6,339
Amounts due from reinsurers	—	5,197
Deferred policy acquisition costs	16,641	4,836
Bond discount accrual	4,543	4,988
Other	176	2,969
Total deferred income tax liabilities	338,997	538,812
Net deferred income tax asset	$134,648	$78,006

On August 2, 2004, the Company established a valuation allowance related to capital loss carry forwards of $27,392 ($9,587 at the effective tax rate). The Company determined the need for a valuation allowance due to the fact that the capital losses generated in 2002 and 2003 continued to be available for carryback purposes by the Company’s former parent, Safeco. During 2005, the valuation allowance was reduced in its entirety as a result of a change in the anticipated realizability of deferred tax assets. The valuation allowance was originally set up to account for a pre-acquisition contingency included in the purchase price allocation. The adjustment resulted in a write down of other intangible assets in the amount of $4,200.

Prior to 1984, as provided for under the Life Insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation, but was accumulated for income tax purposes in a memorandum account referred to as the “policyholders’ surplus account” (PSA). No federal income taxes have been provided for in the financial statements for Symetra Life Insurance Company or Symetra National Life Insurance Company on income deferred in the PSA ($6,918 and $530, respectively). To the extent that dividends are paid from the amount accumulated in the PSA, net earnings would be reduced by the amount of tax required to be paid. However, in any taxable year beginning after 2004 and before 2007, direct and indirect distributions from the PSA will be treated as zero (no tax due). If the PSA is not distributed during the window and the entire amount in the PSA account becomes taxable, the tax thereon, computed at the current rates, would amount to $2,421 and $185 for Symetra Life Insurance Company and Symetra National Life Insurance Company, respectively.

12. Comprehensive Income

Comprehensive income is defined as all changes in shareholder’s equity, except those arising from transactions with shareholders. Comprehensive income includes net income and OCI, which consists of changes in unrealized gains or losses of investments and derivatives carried at fair value and the deferred policy acquisition costs valuation allowance.

The components of OCI are as follows:

	December 31
	2005	2004

Net unrealized gains on available-for-sale securities	$203,944	$479,948
Adjustment for deferred policy acquisition costs	506	(695)
Deferred income taxes	(71,557)	(167,739)
Accumulated OCI	$132,893	$311,514

The following summarizes the net changes in OCI:

			Predecessor
	Year Ended December 31,	Period From August 2, 2004 Through December 31,	Period From January 1, 2004 Through August 1,	Year Ended December 31,
	2005	2004	2004	2003
Increase (decrease) in unrealized appreciation/ depreciation of:
Available-for-sale securities	$(276,004)	$479,948	$(329,336)	$227,128
Derivative financial instruments	—	—	(6,829)	(2,186)
Adjustment for deferred policy acquisition costs	1,201	(695)	39,095	(33,617)
Deferred income taxes	96,182	(167,739)	103,975	(66,964)
Net change in accumulated OCI	$(178,621)	$311,514	$(193,095)	$124,361

13. Commitments and Contingencies

Under state insolvency and guaranty laws, insurers licensed to do business in a state can be assessed or required to contribute to state guaranty funds to cover policyholder losses resulting from insurer insolvencies. Liabilities for guaranty funds are not discounted or recorded net of premium taxes and are included in other liabilities in the Consolidated Balance Sheet. At December 31, 2005 and 2004, the Company had liabilities of $7,561 and $6,921, respectively, for estimated guaranty fund assessments. The Company had a related asset for premium tax offsets of $6,069 and $5,127 at December 31, 2005 and 2004, respectively.

During 2005, the Company invested in two limited partnership interests related to tax-sheltered affordable housing projects. The Company unconditionally committed to provide capital contributions of approximately $34,929 over a period of five years. These investments were accounted for under the equity method and are recorded in investment in limited partnerships with the corresponding amount in other liabilities. An initial capital contribution of approximately $3,330 was paid in 2005 with the remaining capital contributions payable as follows:

2006	$5,798
2007	6,453
2008	1,996
2009	17,352
Total Capital Contributions Payable	$31,599

At December 31, 2005, the Company has committed to invest $17,500 in two private equity limited partnerships. The Company will provide capital contributions to the partnerships up to the committed amount at the discretion of the general partners, subject to certain incremental contribution limits. The term of the capital commitment ranges from five to ten years. The initial contribution for both partnerships amounted to $2,144 for the year ended December 31, 2005.

Because of the nature of the business, the Company is subject to legal actions filed or threatened in the ordinary course of its business operations. The Company does not believe that such litigation will have a material adverse effect on its consolidated financial condition, future operating results, or liquidity.

The Company leases office space, commercial real estate, and certain equipment under leases that expire at various dates through 2010. The Company accounts for these leases as operating leases. Certain leases include renewal options.

Minimum rental commitments for the next five years and thereafter, including cost escalation clauses, for leases in effect at December 31, 2005, are as follows:

Year payable	Minimum Rentals

2006	$856
2007	809
2008	685
2009	595
2010	370
Thereafter	—
Total	$3,315

The amount of rent expense charged to operations was $8,134, $4,176, $5,300, and $8,878 for the year ended December 31, 2005, for the five months ended December 31, 2004, the seven months ended August 1, 2004, and for the year ended December 31, 2003, respectively.

In October 2004, the Company entered into a service agreement with a third-party service provider to outsource the majority of its information technology infrastructure. The term of the service agreement is for five years, subject to certain renewal options and early termination provisions. Under the terms of the service agreement, the Company agreed to pay an annual service fee ranging from $13,194 to $14,664 for five years, subject to certain annual service fee adjustments based on actual benchmark and production utilization.

During 2005, the Company paid the service provider a fixed transition fee in the amount of $15,488 related to the acquisition of the initial equipment and software used by the service provider to fulfill and perform its services. The ownership of these assets will be conveyed to the Company upon the termination of the service agreement. The Company recorded the equipment and software as a capital lease with no related future minimum lease payment. Equipment and software under the capital lease was $13,586 at December 31, 2005 with accumulated amortization of $3,057. There were no capitalized leases at December 31, 2004.

At December 31, 2005 and 2004, unfunded mortgage loan commitments were $35,125 and $4,655, respectively. The Company had no other material commitments or contingencies at December 31, 2005 and 2004.

In 2005, the Company entered into a $25,000 revolving credit facility with Bank of New York to support the Company’s overnight repurchase agreement program which provides the Company with liquidity to meet its general funding requirements. There was no borrowing activity in 2005.

14. Employee Benefit Plans

Symetra Financial Corporation sponsors a defined contribution plan for all eligible employees. The Symetra Financial Retirement Plan is a 401(k)/profit-sharing plan that includes a matching contribution of 66.6% of a participant’s contributions, up to 6% of eligible compensation, a profit-sharing feature comprised of a minimum contribution of 3% of each eligible participant’s compensation, and a variable component based on the Board of Director’s discretion. No variable profit-sharing contributions were made in 2005 or 2004. The expenses related to this plan were $4,985 and $2,486 for the year ended December 31, 2005, and for the five months ended December 31, 2004, respectively.

Symetra Financial Corporation also sponsors a performance share plan (the Performance Share Plan), which provides incentives to selected executives based on the long-term success of the Company. The Board of Directors of the Company may grant to an executive an award of performance shares. Each performance share reflects the financial value of the combination of the growth in both book value and enterprise value, conditional upon attainment of a stated performance goal over the award period specified in the grant. The performance shares are exchanged for a cash payment at the end of the award period. The Performance Share Plan in effect in 2005 is for the 36-month period January 1, 2005 through December 31, 2007.

The Performance Share Plan in effect in 2004 is for the 29-month period of August 2, 2004 through December 31, 2006. The amount expensed for the year ended December 31, 2005, and for the five months ended December 31, 2004, related to the Performance Share Plan was $10,262 and $1,928, respectively.

The Company does not offer any healthcare, life insurance, or other post-retirement benefits to retired employees.

Predecessor Plans

Through the date of acquisition, Safeco sponsored defined contribution and defined benefit plans covering substantially all employees of the Company and its subsidiaries and provided a post-retirement benefit program for certain retired employees. Eligibility for participation in the various plans was generally based on completion of a specified period of continuous service or date of hire. Employer contributions to these plans were made in cash. Costs allocated to the Company for these plans were $2,305 for the seven months ended August 1, 2004, and $6,178 for the year ended December 31, 2003.

The Safeco 401(k)/Profit Sharing Retirement Plan was a defined contribution plan. It included a minimum contribution of 3% of each eligible participant’s compensation, a matching contribution of 66.6% of participant’s contributions, up to 6% of eligible compensation, and a profit sharing component based on Safeco’s income. No profit-sharing contributions were made in 2004 or 2003.

The Safeco Employee’s Cash Balance Plan (CBP) was a noncontributory defined benefit plan that provided benefits for each year of service after 1988, based on the participant’s eligible compensation, plus a stipulated rate of return on the benefit balance. Safeco made contributions to the CBP based on the funding requirements set by the Employee Retirement Income Security Act of 1974. Costs allocated to the Company for this plan were 1% or less of income before income taxes for the seven months ended August 1, 2004, and for the year ended December 31, 2003.

In addition, Safeco provided certain healthcare and life insurance benefits and other post-retirement benefits (collectively, OPRB) for certain retired employees, their beneficiaries, and eligible dependents. During 2003, Safeco’s OPRB program was amended. In addition, Safeco’s OPRB benefit obligation was revalued to reflect the reduction in staff that was part of a restructuring plan. Due to these actions, Safeco recognized a curtailment gain in 2003, of which $1,247 was allocated to the Company.

The Company participated in Safeco’s Long-Term Incentive Plan of 1997 (the Plan), as amended. Incentive stock options, non-qualified stock options, restricted stock rights (RSR), performance stock rights (PSR), and stock appreciation rights were authorized under the Plan. Stock-based compensation expense allocated to the Company was $1,873 and $2,746 for the seven months ended August 1, 2004, and for the year ended December 31, 2003, respectively.

Stock options were granted at exercise prices not less than the fair value of the stock on the date of the grant. The terms and conditions upon which options became exercisable varied among grants; however, option rights expired no later than ten years from the date of grant. Safeco granted options and rights to key employees. Options generally vested on a straight-line basis over four years.

RSR provided for the holder to receive a stated number of share rights if the holder remained employed for a stated number of years. PSR provided for the holder to receive a stated number of share rights if the holder attained certain specified performance goals within a stated performance cycle. Performance goals included operating income, return on equity, relative stock price appreciation, and/or other criteria.

As a result of the sale of its life insurance companies, Safeco retained liabilities related to OPRB, the CBP, and the Plan.

15. Dividend Restrictions

Insurance companies are restricted by state regulations as to the aggregate amount of dividends they may pay in any consecutive 12-month period without regulatory approval. Generally, dividends may be paid out of earned surplus without approval with 30 days’ prior written notice within certain limits. The limits are generally based on the greater of 10% of the prior year statutory surplus or prior year statutory net gain from operations. Dividends in excess of the prescribed limits or earned surplus require formal state insurance commission approval. Based on statutory limits as of December 31, 2005, the amounts of surplus available for the payment of dividends without prior regulatory approval is $151,072.

16. Statutory-Basis Information

State insurance regulatory authorities require insurance companies to file annual statements prepared on an accounting basis prescribed or permitted by their respective states of domicile. Prescribed statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the National Association of Insurance Commissioners (NAIC), including the revised Accounting Practices and Procedures Manual. Permitted statutory accounting practices encompass all accounting practices not so prescribed.

During 2005, American States Life Insurance Company (ASL) was statutorily merged into Symetra Life Insurance Company. Statutory net income and surplus for the year ended December 31, 2005, for ASL are included in Symetra Life Insurance Company.

Statutory net income (loss) and capital and surplus, by company, are as follows:

	Year Ended December 31
	2005	2004	2003
Statutory net income (loss):
Symetra Life Insurance Company	$162,210	$222,104	$156,699
Symetra National Life Insurance Company	(936)	119	507
First Symetra National Life Insurance Company of New York	(3,016)	857	(29)
American States Life Insurance Company	—	23,237	14,103
Total	$158,258	$246,317	$171,280

	December 31
	2005	2004
Statutory capital and surplus:
Symetra Life Insurance Company	$1,260,136	$1,138,437

Statutory net income differs from income reported in accordance with GAAP primarily because policy acquisition costs are expensed when incurred; reserves are based on different assumptions; and income tax expense reflects only taxes paid or currently payable.

Statutory capital and surplus differs from amounts reported in accordance with GAAP primarily because of the effect of GAAP purchase accounting adjustments; policy acquisition costs are expensed when incurred; reserves are based on different assumptions; and fixed maturities are carried at amortized cost.

Life and health insurance companies are subject to certain Risk-Based Capital (RBC) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on various risk factors related to it. At December 31, 2005, Symetra Life Insurance Company and its subsidiaries met the RBC requirements.

17. Related Parties

The Company received training, consulting, and other marketing services from Talbot Financial Corporation, an affiliate of one of the Company’s officers. The fees paid for these services totaled $609 for the year ended December 31, 2005.

Symetra Assigned Benefits Service Company accepted the assignment of periodic payment obligations from related parties, One Beacon Insurance Group and New Jersey Skylands Insurance Company, affiliated companies of White Mountains Insurance Group, Ltd. Symetra assigned Benefits Service Company purchased structured settlement annuity from Symetra Life to fund these obligations in amounts totaling $916 and $1,729 for the year ended December 31, 2005, and for the five months ended December 31, 2004, respectively.

SABSCO purchased at a discount from third-party payees, future payment streams from structured settlement annuity contracts assigned to and owned by SABSCO and issued by the Company. The payments to annuitants totaled $8,527 during the year ended December 31, 2005. The Company in turn, issued commutation endorsements to SABSCO to commute the payment streams in the structured settlement annuity contracts. During the year ended December 31, 2005, the Company paid $8,191 to SABSCO related to the commutation endorsements, and recorded an accrual for $742.

During 2005, the Company sold fixed maturity investments with a book value of $4,304 to Symetra Financial Corporation for a purchase price of $5,384, recording an affiliated realized capital gain on the transaction of $1,080.

In 2005, the Company transferred the performance share plan liability for the year ended December 31, 2004, to Symetra Financial Corporation for a cash payment totaling $1,928.

The Company, in the ordinary course of business, has issued group excess loss and group life insurance policies to related parties, MidAmerican Energy Holdings Company, an affiliate of Berkshire Hathaway, Inc., and Talbot Agency, Inc., an affiliate of one of the Company’s officers. Premiums received from MidAmerican Energy Holding Company were $2,238 and $505 for the year ended December 31, 2005, and the five months ended December 31, 2004, respectively. Premiums received from Talbot Agency, Inc. were $486, $214, $365, and $544 for the year ended December 31, 2005, the five months ended December 31, 2004, the seven months ended August 1, 2004, and the year ended December 31, 2003, respectively.

During 2005, the Company, in the ordinary course of business, entered into a coinsurance agreement with a related party, Wilton Reassurance Company, an affiliate of one of the Company’s board members. The Company has recorded ceded reinsurance premiums of $663 related to this contract for the year ended December 31, 2005.

The Company markets its products though independent distributors, including Talbot Agency, Inc. and its affiliates, who are related parties. Commissions of $634, $954, $1,403, and $30,040 were paid during the year ended December 31, 2005, the five months ended December 31, 2004, the seven months ended August 1, 2004, and for the year ended December 31, 2003, respectively, related to the Talbot Agencies.

The Company entered into an Investment Management Agreement on March 14, 2004, with White Mountains Advisors, Ltd. This agreement provides for investment advisory services related to the Company’s invested assets and portfolio management services. Fees are paid quarterly and amounted to $18,125 and $7,764 for the year ended December, 2005, and for the five-month period ended December 31, 2004, respectively.

In June 2000, the Company issued a guarantee to General America Corporation (GAC), an affiliate of the predecessor company. Under the guarantee, the Company guaranteed repayment of a loan made by GAC to a third party. The loan was made in June 2000 and matures in June 2017. The principal balance of the loan was $15.9 million at December 31, 2003. On August 2, 2004, Symetra Financial Corporation acquired this loan from GAC, and the guarantee is no longer in effect.

The Company paid concessions, commissions, general agent fees, and administrative fees to Symetra Administrative Services, Inc., Symetra Investment Services, Inc., and Symetra Securities, Inc. totaling $12,461, and $12,668 for the years ended December 31, 2005 and 2004, respectively. These payments are included in other underwriting and operating expenses in the Consolidated Statements of Income.

On December 29, 2004, Symetra Financial Corporation received a purchase price settlement of $22,800 from Safeco. Of this amount, $11,927 was related to the settlement of the federal tax sharing agreement for the Company. This related party receivable was settled in January 2005.

Total related party rent expense for all facilities charged to operations were $1,408 for the year ended December 31, 2005. Other operating expenses and inter-company cost allocations including the performance share plan due to Symetra Financial Corporation and subsidiaries were $7,118 at December 31, 2005. At December 31, 2004, inter-company cost allocations due from Symetra Financial Corporation and subsidiaries were $2,961.

Predecessor

During 2005, the Company relocated its main office location to Bellevue, Washington. Prior to August 2, 2004, the Company was obligated under a real estate lease with GAC through July 31, 2005. The current minimum aggregate rental commitment under this lease obligation was $5,281 at December 31, 2004.

Total related party rent expense for all facilities charged to operations was $5,300 and $8,878 for the seven months ended August 1, 2004, and for the year ended December 31, 2003, respectively.

Prior to August 2, 2004, Safeco and its affiliates provided the Company with personnel, property, and facilities in carrying out certain of its corporate functions. Safeco annually determined allocation factors based on headcount, time studies, actual usage, or other relevant allocation bases in order to allocate expenses for these services and facilities. These expenses were included in net investment income and other operating expenses within the Consolidated Statement of Income. Safeco charged the Company expenses of $21,370 and $40,010 for the seven months ended August 1, 2004, and for the year ended December 31, 2003, respectively. These expenses included charges for corporate overhead, data processing systems, payroll, and other miscellaneous charges.

On July 30, 2004, as part of the purchase of Safeco’s life insurance companies, $7,703 of fixed assets and software was transferred to the Company and reflected as a capital contribution. The remaining $1,131 of the total $8,834 was a cash contribution.

Various affiliated property and casualty companies directly purchased structured settlement annuities from the Company totaling $1,681 and $4,399 for the seven months ended August 1, 2004, and for the year ended December 31, 2003, respectively.

18. Segment Information

The Company provides a broad range of products and services that include individual and group insurance products, pension products, and annuity products. These operations are managed separately as five reportable segments: Group, Income Annuities, Retirement Services, Individual, and Other based on product groupings:

Group’s principal product is stop-loss medical insurance sold to employers with self-insured medical plans. Also included in this segment are group life, accidental death and dismemberment insurance, and disability products.

Income Annuities’ principal product is the structured settlement annuity that is sold to fund third-party personal injury settlements, providing a reliable income stream to the injured party and immediate annuities purchased to fund income after retirement.

Retirement Services’ products are primarily fixed and variable deferred annuities (both qualified and non-qualified), tax-sheltered annuities (marketed to teachers and not-for-profit organizations), guaranteed investment contracts, and corporate retirement funds.

Individual’s products include term, universal and variable universal life, and bank owned life insurance.

Other is comprised mainly of investment income not allocated to other segments and inter-segment elimination entries.

The Company allocates capital and related investment income to each segment based on a RBC formula.

The Company evaluates its results based upon pretax operating earnings, a non-GAAP financial measure that excludes net realized investment gains (losses). Management believes the presentation of segment pretax operating earnings enhances the understanding of its results of operations by highlighting earnings attributable to the normal recurring operations of the business.

The following tables present selected financial information by segment and reconcile pretax operating earnings to amounts reported in the Consolidated Statements of Income.

	Year Ended December 31, 2005
	Group	Income Annuities	Retirement Services	Individual	Other	Total
Revenues:
Premiums	$438,276	$—	$121	$137,062	$—	$575,459
Net investment income	19,126	441,426	292,736	222,613	15,332	991,233
Other revenue	358	453	25,391	14,070	(2,889)	37,383
Total (excluding net realized investment gains (losses))	457,760	441,879	318,248	373,745	12,443	1,604,075

Benefits and expenses:
Policyholder benefits and claims	296,036	—	(25,697)	57,088	—	327,427
Interest credited to policyholder account values	—	392,940	211,538	206,856	—	811,334
Other underwriting and operating expenses	108,668	20,894	64,580	63,858	(6,850)	251,150
Amortization of deferred policy acquisition costs	10,478	273	94	1,017	—	11,862
Total	415,182	414,107	250,515	328,819	(6,850)	1,401,773
Pretax operating earnings	42,578	27,772	67,733	44,926	19,293	202,302

Net realized investment gains (losses)	(168)	17,382	(17,122)	1,344	11,726	13,162
Income before income taxes	$42,410	$45,154	$50,611	$46,270	$31,019	$215,464

Assets:
Total investments	$135,226	$7,276,295	$5,094,036	$4,130,472	$1,601,926	$18,237,955
Separate account assets	—	—	1,074,463	114,357	—	1,188,820
Total assets	237,884	7,451,284	6,524,109	4,638,575	2,007,232	20,859,084

	Period From August 2, 2004 Through December 31, 2004
	Group	Income Annuities	Retirement Services	Individual	Other	Total
Revenues:
Premiums	$207,396	$—	$105	$55,694	$—	$263,195
Net investment income	8,698	184,069	124,172	89,229	4,268	410,436
Other revenue	(9)	151	10,965	6,224	80	17,411
Total (excluding net realized investment gains (losses))	216,085	184,220	135,242	151,147	4,348	691,042

Benefits and expenses:
Policyholder benefits and claims	124,008	—	(15,849)	19,340	—	127,499
Interest credited to policyholder account values	—	164,100	109,211	86,885	—	360,196
Other underwriting and operating expenses	49,988	7,161	26,095	28,566	733	112,543
Amortization of deferred policy acquisition costs	1,352	—	236	38	—	1,626
Total	175,348	171,261	119,693	134,829	733	601,864
Pretax operating earnings	40,737	12,959	15,549	16,318	3,615	89,178

Net realized investment gains (losses)	(1)	(3,277)	4,166	2,809	3,327	7,024
Income before income taxes	$40,736	$9,682	$19,715	$19,127	$6,942	$96,202

Assets:
Total investments	$526,113	$7,752,278	$6,721,800	$4,271,000	$(80,036)	$19,191,155
Separate account assets	—	—	1,114,843	113,517	—	1,228,360
Total assets	629,644	7,884,679	8,245,373	4,737,864	522,386	22,019,946

	Period From January 1, 2004 Through August 1, 2004 — Predecessor
	Group	Income Annuities	Retirement Services	Individual	Other	Total
Revenues:
Premiums	$293,213	$—	$92	$64,620	$—	$357,925
Net investment income	13,565	290,307	224,995	139,063	25,534	693,464
Other revenue	—	193	14,776	14,774	54	29,797
Total (excluding net realized investment gains)	306,778	290,500	239,863	218,457	25,588	1,081,186

Benefits and expenses:
Policyholder benefits and claims	196,468	—	172	26,937	—	223,577
Interest credited to policyholder account values	—	274,800	155,403	126,230	—	556,433
Other underwriting and operating expenses	70,479	9,423	35,398	36,059	15,622	166,981
Amortization of deferred policy acquisition costs	10,537	—	16,313	7,314	—	34,164
Intangibles and goodwill amortization	794	—	801	1,746	1,588	4,929
Total	278,278	284,223	208,087	198,286	17,210	986,084
Pretax operating earnings	28,500	6,277	31,776	20,171	8,378	95,102

Net realized investment gains	140	12,751	2,372	5,225	14,497	34,985
Income before income taxes	$28,640	$19,028	$34,148	$25,396	$22,875	$130,087

	Year Ended December 31, 2003 — Predecessor
	Group	Income Annuities	Retirement Services	Individual	Other	Total
Revenues:
Premiums	$545,102	$—	$316	$135,100	$—	$680,518
Net investment income	23,089	517,771	394,115	241,651	33,568	1,210,194
Other revenue	1,243	187	23,229	14,179	606	39,444
Total (excluding net realized investment gains (losses))	569,434	517,958	417,660	390,930	34,174	1,930,156

Benefits and expenses:
Policyholder benefits and claims	310,848	—	2,121	68,968	—	381,937
Interest credited to policyholder account values	—	468,617	297,949	224,250	—	990,816
Other underwriting and operating expenses	138,857	20,044	59,994	68,376	11,843	299,114
Amortization of deferred policy acquisition costs	12,817	—	26,570	11,940	—	51,327
Intangibles and goodwill amortization	1,361	—	596	3,652	2,722	8,331
Total	463,883	488,661	387,230	377,186	14,565	1,731,525
Pretax operating earnings	105,551	29,297	30,430	13,744	19,609	198,631

Net realized investment gains (losses)	337	(8,624)	13,226	(6,210)	(8,245)	(9,516)
Income before income taxes	$105,888	$20,673	$43,656	$7,534	$11,364	$189,115

Assets:
Total investments	$456,476	$7,330,513	$6,899,115	$4,024,611	$468,960	$19,179,675
Separate account assets	—	—	1,032,272	105,167	—	1,137,439
Total assets	643,438	7,615,963	8,570,557	4,619,523	960,016	22,409,497

Symetra Separate Account SL

Statements of Assets and Liabilities

As of December 31, 2005

	Sub-Accounts
	AIM AGGRESSIVE GROWTH	AIM CAPITAL APPRECIATION II	AIM CAPITAL DEVELOPMENT	AIM GROWTH	AIM HEALTH SCIENCES
ASSETS:
Investments in Underlying:
Investments, at Cost	$735,374	$357	$195,410	$449,780	$30,705
Shares Owned	67,344	15	13,617	31,277	1,695
Investments, at Fair Value	$843,150	$368	$219,091	$539,533	$34,638
Total Assets	843,150	368	219,091	539,533	34,638
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$843,150	$368	$219,091	$539,533	$34,638
PREMIER Variable Universal Life
Net Assets	$843,150	$368	$219,091	$539,533	$34,638
Accumulation Units Outstanding	118,836	32	13,582	107,583	2,536
Accumulation Unit Value	$7.095	$11.735	$16.131	$5.015	$13.657
Enhanced Variable Universal Life
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
	Sub-Accounts
	AIM INTERNATIONAL GROWTH	AIM REAL ESTATE FUND	AMERICAN CENTURY BALANCED	AMERICAN CENTURY INFLATION PROTECTION	AMERICAN CENTURY INTERNATIONAL
ASSETS:
Investments in Underlying:
Investments, at Cost	$1,386,219	$673,139	$1,239,826	$15,308	$1,004,281
Shares Owned	69,828	50,676	184,488	1,491	128,484
Investments, at Fair Value	$1,617,920	$1,067,241	$1,383,662	$15,295	$1,057,423
Total Assets	1,617,920	1,067,241	1,383,662	15,295	1,057,423
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$1,617,920	$1,067,241	$1,383,662	$15,295	$1,057,423
PREMIER Variable Universal Life
Net Assets	$1,617,920	$1,067,241	$1,383,662	$15,295	$1,057,423
Accumulation Units Outstanding	86,991	42,064	95,909	1,531	72,558
Accumulation Unit Value	$18.599	$25.372	$14.427	$9.990	$14.573
Enhanced Variable Universal Life
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

SEE NOTES TO FINANCIAL STATEMENTS

1

Symetra Separate Account SL

Statements of Assets and Liabilities

As of December 31, 2005

	Sub-Accounts
	AMERICAN CENTURY LARGE COMPANY VALUE	AMERICAN CENTURY ULTRA	AMERICAN CENTURY VALUE	DREYFUS APPRECIATION	DREYFUS MIDCAP STOCK
ASSETS:
Investments in Underlying:
Investments, at Cost	$5,011	$39,129	$1,909,634	$569,256	$1,214,889
Shares Owned	457	4,050	252,713	16,357	85,025
Investments, at Fair Value	$5,012	$42,040	$2,072,249	$606,991	$1,628,224
Total Assets	5,012	42,040	2,072,249	606,991	1,628,224
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$5,012	$42,040	$2,072,249	$606,991	$1,628,224
PREMIER Variable Universal Life
Net Assets	$5,012	$42,040	$2,072,249	$606,991	$1,628,224
Accumulation Units Outstanding	458	3,173	156,361	63,397	119,188
Accumulation Unit Value	$10.934	$13.248	$13.253	$9.574	$13.661
Enhanced Variable Universal Life
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
	Sub-Accounts
	DREYFUS QUALITY BOND	DREYFUS SOCIALLY RESPONSIBLE	DREYFUS STOCK INDEX	DREYFUS TECHNOLOGY GROWTH	FEDERATED CAPITAL INCOME
ASSETS:
Investments in Underlying:
Investments, at Cost	$625,255	$319,814	$559,003	$468,837	$100,910
Shares Owned	54,407	12,411	18,252	49,951	11,468
Investments, at Fair Value	$613,708	$323,681	$580,950	$452,058	$102,522
Total Assets	613,708	323,681	580,950	452,058	102,522
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$613,708	$323,681	$580,950	$452,058	$102,522
PREMIER Variable Universal Life
Net Assets	$613,708	$323,681	$580,950	$452,058	$102,522
Accumulation Units Outstanding	45,412	49,648	41,986	112,096	12,311
Accumulation Unit Value	$13.514	$6.519	$13.837	$4.033	$8.327
Enhanced Variable Universal Life
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

SEE NOTES TO FINANCIAL STATEMENTS

2

Symetra Separate Account SL

Statements of Assets and Liabilities

As of December 31, 2005

	Sub-Accounts
	FEDERATED HIGH INCOME BOND	FIDELITY ASSET MANAGER	FIDELITY ASSET MANAGER: GROWTH	FIDELITY BALANCED	FIDELITY CONTRAFUND
ASSETS:
Investments in Underlying:
Investments, at Cost	$171,936	$7,063,409	$1,121,745	$117,248	$7,496,758
Shares Owned	22,690	462,054	81,383	8,490	333,793
Investments, at Fair Value	$175,621	$6,949,289	$1,055,536	$125,489	$10,357,607
Total Assets	175,621	6,949,289	1,055,536	125,489	10,357,607
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$175,621	$6,949,289	$1,055,536	$125,489	$10,357,607
PREMIER Variable Universal Life
Net Assets	$175,621	$373,249	$328,636	$125,489	$3,503,681
Accumulation Units Outstanding	13,656	27,142	26,141	9,036	173,340
Accumulation Unit Value	$12.860	$13.752	$12.572	$13.888	$20.213
Enhanced Variable Universal Life
Net Assets		$6,576,040	$726,900		$6,853,926
Accumulation Units Outstanding		25,103	3,645		20,031
Accumulation Unit Value		$261.965	$199.439		$342.174
	Sub-Accounts
	FIDELITY EQUITY INCOME	FIDELITY GROWTH	FIDELITY GROWTH & INCOME	FIDELITY GROWTH OPPORTUNITIES	FIDELITY HIGH INCOME
ASSETS:
Investments in Underlying:
Investments, at Cost	$10,386,043	$20,240,915	$998,562	$959,789	$1,765,308
Shares Owned	464,749	547,070	76,620	59,703	253,840
Investments, at Fair Value	$11,846,444	$18,436,267	$1,130,140	$1,035,252	$1,566,190
Total Assets	11,846,444	18,436,267	1,130,140	1,035,252	1,566,190
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$11,846,444	$18,436,267	$1,130,140	$1,035,252	$1,566,190
PREMIER Variable Universal Life
Net Assets	$1,735,354	$4,614,531	$1,130,140	$1,035,252	$274,775
Accumulation Units Outstanding	109,855	325,874	77,572	93,097	27,183
Accumulation Unit Value	$15.797	$14.160	$14.569	$11.120	$10.108
Enhanced Variable Universal Life
Net Assets	$10,111,090	$13,821,736			$1,291,415
Accumulation Units Outstanding	23,444	40,219			7,965
Accumulation Unit Value	$431.280	$343.665			$162.135

SEE NOTES TO FINANCIAL STATEMENTS

3

Symetra Separate Account SL

Statements of Assets and Liabilities

As of December 31, 2005

	Sub-Accounts
	FIDELITY INDEX 500	FIDELITY INVESTMENT GRADE BOND	FIDELITY MID-CAP ADVISOR	FIDELITY MONEY MARKET FUND	FIDELITY OVERSEAS
ASSETS:
Investments in Underlying:
Investments, at Cost	$8,596,549	$1,324,723	$83,296	$4,153,224	$3,948,582
Shares Owned	66,793	103,567	2,573	4,153,224	226,895
Investments, at Fair Value	$9,476,570	$1,321,513	$89,201	$4,153,224	$4,676,299
Total Assets	9,476,570	1,321,513	89,201	4,153,224	4,676,299
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$9,476,570	$1,321,513	$89,201	$4,153,224	$4,676,299
PREMIER Variable Universal Life
Net Assets	$3,242,589	$47,040	$89,201	$2,303,621	$500,805
Accumulation Units Outstanding	223,129	3,046	7,287	183,697	33,232
Accumulation Unit Value	$14.532	$15.442	$12.241	$12.540	$15.070
Enhanced Variable Universal Life
Net Assets	$6,233,981	$1,274,473		$1,849,603	$4,175,494
Accumulation Units Outstanding	20,496	5,975		12,093	16,993
Accumulation Unit Value	$304.162	$213.313		$152.952	$245.722
	Sub-Accounts
	FRANKLIN FLEX CAP GROWTH SECURITIES	FRANKLIN INCOME SECURITIES FUND CLASS II	FRANKLIN SMALL-MID CAP GROWTH SECURITIES[1]	FRANKLIN SMALL CAP VALUE FUND	FRANKLIN U.S. GOVERNMENT
ASSETS:
Investments in Underlying:
Investments, at Cost	$645	$41,303	$640,205	$28,277	$448,091
Shares Owned	65	2,681	37,372	1,735	34,482
Investments, at Fair Value	$689	$41,081	$760,896	$29,133	$434,123
Total Assets	689	41,081	760,896	29,133	434,123
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$689	$41,081	$760,896	$29,133	$434,123
PREMIER Variable Universal Life
Net Assets	$689	$41,081	$760,896	$29,133	$434,123
Accumulation Units Outstanding	61	3,899	95,757	2,540	32,263
Accumulation Unit Value	$11.295	$10.536	$7.946	$11.470	$13.456
Enhanced Variable Universal Life
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

1  Frankin Small-Mid Cap Growth Securities was known as Franklin Small Cap prior to April 29, 2005.

SEE NOTES TO FINANCIAL STATEMENTS

4

Symetra Separate Account SL

Statements of Assets and Liabilities

As of December 31, 2005

	Sub-Accounts
	ING JP MORGAN EMERGING MARKETS EQUITY I2	ING NATURAL RESOURCES	J.P. MORGAN INTERNATIONAL EQUITY	J.P. MORGAN MID-CAP VALUE	J.P. MORGAN US LARGE CAP CORE EQUITY
ASSETS:
Investments in Underlying:
Investments, at Cost	$666,928	$349,645	$198,228	$930,529	$575,252
Shares Owned	71,483	22,082	18,479	36,923	45,415
Investments, at Fair Value	$1,048,656	$527,762	$225,445	$1,027,931	$617,638
Total Assets	1,048,656	527,762	225,445	1,027,931	617,638
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$1,048,656	$527,762	$225,445	$1,027,931	$617,638
PREMIER Variable Universal Life
Net Assets	$171,476	$92,650	$225,445	$1,027,931	$617,638
Accumulation Units Outstanding	9,683	5,609	13,078	63,805	75,354
Accumulation Unit Value	$17.710	$16.517	$17.238	$16.110	$8.196
Enhanced Variable Universal Life
Net Assets	$877,180	$435,112
Accumulation Units Outstanding	5,949	2,038
Accumulation Unit Value	$147.446	$213.496
	Sub-Accounts
	MUTUAL SHARES SECURITIES	PIMCO ALL ASSET PORTFOLIO ADVISOR SHARES	PIMCO COMMODITIES FUND ADMIN SHARES	PIONEER BOND VCT CLASS I	PIONEER EMERGING MARKETS VCT CLASS II
ASSETS:
Investments in Underlying:
Investments, at Cost	$158,789	$7	$45,698	$1,382,886	$39,431
Shares Owned	10,579	1	3,830	121,509	1,694
Investments, at Fair Value	$192,217	$7	$46,915	$1,311,079	$47,168
Total Assets	192,217	7	46,915	1,311,079	47,168
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$192,217	$7	$46,915	$1,311,079	$47,168
PREMIER Variable Universal Life
Net Assets	$192,217	$7	$46,915	$1,118,240	$47,168
Accumulation Units Outstanding	14,791	1	4,265	78,541	3,373
Accumulation Unit Value	$12.996	$10.476	$10.999	$14.238	$13.985
Enhanced Variable Universal Life
Net Assets				$192,839
Accumulation Units Outstanding				1,292
Accumulation Unit Value				$149.300

2  ING JP Morgan Emerging Markets Equity I was known as ING Emerging Markets prior to December 2, 2005.

SEE NOTES TO FINANCIAL STATEMENTS

5

Symetra Separate Account SL

Statements of Assets and Liabilities

As of December 31, 2005

	Sub-Accounts
	PIONEER EQUITY INCOME VCT CLASS II	PIONEER FUND VCT CLASS I	PIONEER GROWTH OPPORTUNITIES VCT CLASS I	PIONEER MID-CAP VALUE VCT CLASS I	PIONEER SMALL-CAP VALUE VCT CLASS II
ASSETS:
Investments in Underlying:
Investments, at Cost	$25,350	$4,867,395	$7,563,159	$1,971,235	$42,499
Shares Owned	1,192	234,529	396,486	92,467	2,744
Investments, at Fair Value	$25,482	$5,054,107	$10,058,852	$2,311,663	$44,093
Total Assets	25,482	5,054,107	10,058,852	2,311,663	44,093
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$25,482	$5,054,107	$10,058,852	$2,311,663	$44,093
PREMIER Variable Universal Life
Net Assets	$25,482	$3,361,120	$5,988,327	$1,823,345	$44,093
Accumulation Units Outstanding	2,379	286,295	423,588	110,473	3,665
Accumulation Unit Value	$10.710	$11.740	$14.137	$16.505	$12.032
Enhanced Variable Universal Life
Net Assets		$1,692,987	$4,070,525	$488,318
Accumulation Units Outstanding		10,702	18,949	2,451
Accumulation Unit Value		$158.200	$214.820	$199.251
	Sub-Accounts
	PIONEER SMALL-CAP VALUE II VCT CLASS I	PIONEER STRATEGIC INCOME VCT CLASS II	SCUDDER INTERNATIONAL A	SCUDDER TOTAL RETURN[3]	TEMPLETON DEVELOPING MARKETS
ASSETS:
Investments in Underlying:
Investments, at Cost	$1,023,119	$20,836	$179,611	$784,226	$867,260
Shares Owned	67,795	1,896	20,749	36,706	107,482
Investments, at Fair Value	$1,581,658	$20,401	$225,129	$835,050	$1,171,550
Total Assets	1,581,658	20,401	225,129	835,050	1,171,550
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$1,581,658	$20,401	$225,129	$835,050	$1,171,550
PREMIER Variable Universal Life
Net Assets	$1,581,658	$20,401	$225,129	$835,050	$1,171,550
Accumulation Units Outstanding	82,770	1,994	27,557	84,264	67,266
Accumulation Unit Value	$19.109	$10.230	$8.169	$9.910	$17.417
Enhanced Variable Universal Life
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

3  Scudder Total Return was known as Scudder Balanced prior to April 29, 2005.

SEE NOTES TO FINANCIAL STATEMENTS

6

Symetra Separate Account SL

Statements of Assets and Liabilities

As of December 31, 2005

	Sub-Accounts
	TEMPLETON GLOBAL INCOME SEC II	TEMPLETON GROWTH SECURITIES	WANGER U.S. SMALLER COMPANIES
ASSETS:
Investments in Underlying:
Investments, at Cost	$2,567	$130,669	$618,421
Shares Owned	169	13,587	26,593
Investments, at Fair Value	$2,399	$187,632	$928,102
Total Assets	2,399	187,632	928,102
LIABILITIES:
Total Liabilities	-	-	-
NET ASSETS	$2,399	$187,632	$928,102
PREMIER Variable Universal Life
Net Assets	$2,399	$187,632	$928,102
Accumulation Units Outstanding	243	14,382	44,597
Accumulation Unit Value	$9.854	$13.046	$20.811
Enhanced Variable Universal Life
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

SEE NOTES TO FINANCIAL STATEMENTS

7

Symetra Separate Account SL

Statements of Operations

Year or Period Ended December 31, 2005

	Sub-Accounts
	AIM AGGRESSIVE GROWTH	AIM CAPITAL APPRECIATION II4	AIM CAPITAL DEVELOPMENT	AIM GROWTH	AIM HEALTH SCIENCES
Investment Income
Dividend Income	$-	$-	$-	$-	$-
Mortality and Expense Risk Charge	(5,752)	(1)	(938)	(3,546)	(219)
Net Investment Income (Loss)	(5,752)	(1)	(938)	(3,546)	(219)
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	11,669	5	301	6,622	158
Realized Capital Gain Distributions Received	-	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	35,486	12	19,794	30,941	2,524
Net Gain (Loss) on Investments	47,155	17	20,095	37,563	2,682
Net Increase (Decrease) in Net Assets Resulting from Operations	$41,403	$16	$19,157	$34,017	$2,463
	Sub-Accounts
	AIM INTERNATIONAL GROWTH	AIM REAL ESTATE FUND	AMERICAN CENTURY BALANCED	AMERICAN CENTURY INFLATION PROTECTION[4]	AMERICAN CENTURY INTERNATIONAL
Investment Income
Dividend Income	$9,926	$10,908	$19,924	$148	$11,275
Mortality and Expense Risk Charge	(6,740)	(7,655)	(8,429)	(21)	(6,694)
Net Investment Income (Loss)	3,186	3,253	11,495	127	4,581
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	1,458	238,984	7,391	(3)	(11,509)
Realized Capital Gain Distributions Received	-	27,799	423	-	-
Net Change in Unrealized Appreciation (Depreciation)	222,557	(149,228)	33,588	(13)	123,659
Net Gain (Loss) on Investments	224,015	117,555	41,402	(16)	112,150
Net Increase (Decrease) in Net Assets Resulting from Operations	$227,201	$120,808	$52,897	$111	$116,731

4  The commencement date was April 29, 2005. The 2005 activity is from that date through December 31, 2005, where applicable.

SEE NOTES TO FINANCIAL STATEMENTS

8

Symetra Separate Account SL

Statements of Operations

Year or Period Ended December 31, 2005

	Sub-Accounts
	AMERICAN CENTURY LARGE COMPANY VALUE[4]	AMERICAN CENTURY ULTRA	AMERICAN CENTURY VALUE	DREYFUS APPRECIATION	DREYFUS MIDCAP STOCK
Investment Income
Dividend Income	$98	$-	$6,168	$139	$472
Mortality and Expense Risk Charge	(17)	(285)	(10,585)	(4,733)	(10,709)
Net Investment Income (Loss)	81	(285)	(4,417)	(4,594)	(10,237)
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	5	2,096	4,658	13,365	56,138
Realized Capital Gain Distributions Received	83	-	71,363	-	6,287
Net Change in Unrealized Appreciation (Depreciation)	2	(1,887)	18,927	17,075	73,410
Net Gain (Loss) on Investments	90	209	94,948	30,440	135,835
Net Increase (Decrease) in Net Assets Resulting from Operations	$171	$(76)	$90,531	$25,846	$125,598
	Sub-Accounts
	DREYFUS QUALITY BOND	DREYFUS SOCIALLY RESPONSIBLE	DREYFUS STOCK INDEX	DREYFUS TECHNOLOGY GROWTH	FEDERATED CAPITAL INCOME
Investment Income
Dividend Income	$22,680	$-	$9,665	$-	$4,828
Mortality and Expense Risk Charge	(4,402)	(2,294)	(5,511)	(2,976)	(691)
Net Investment Income (Loss)	18,278	(2,294)	4,154	(2,976)	4,137
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	(1,823)	(495)	103,962	(9,109)	(110)
Realized Capital Gain Distributions Received	-	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	(5,436)	13,019	(54,518)	24,739	1,355
Net Gain (Loss) on Investments	(7,259)	12,524	49,444	15,630	1,245
Net Increase (Decrease) in Net Assets Resulting from Operations	$11,019	$10,230	$53,598	$12,654	$5,382

4  The commencement date was April 29, 2005. The 2005 activity is from that date through December 31, 2005, where applicable.

SEE NOTES TO FINANCIAL STATEMENTS

9

Symetra Separate Account SL

Statements of Operations

Year or Period Ended December 31, 2005

	Sub-Accounts
	FEDERATED HIGH INCOME BOND	FIDELITY ASSET MANAGER	FIDELITY ASSET MANAGER: GROWTH	FIDELITY BALANCED	FIDELITY CONTRAFUND
Investment Income
Dividend Income	$11,661	$196,838	$27,399	$3,238	$26,527
Mortality and Expense Risk Charge	(1,132)	(62,892)	(9,218)	(865)	(79,348)
Net Investment Income (Loss)	10,529	133,946	18,181	2,373	(52,821)
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	1,533	(62,590)	(30,598)	593	288,735
Realized Capital Gain Distributions Received	-	2,524	-	89	1,658
Net Change in Unrealized Appreciation (Depreciation)	(8,026)	127,380	40,542	2,714	1,211,794
Net Gain (Loss) on Investments	(6,493)	67,314	9,944	3,396	1,502,187
Net Increase (Decrease) in Net Assets Resulting from Operations	$4,036	$201,260	$28,125	$5,769	$1,449,366
	Sub-Accounts
	FIDELITY EQUITY INCOME	FIDELITY GROWTH	FIDELITY GROWTH & INCOME	FIDELITY GROWTH OPPORTUNITIES	FIDELITY HIGH INCOME
Investment Income
Dividend Income	$199,380	$98,353	$22,092	$9,288	$234,050
Mortality and Expense Risk Charge	(103,308)	(158,236)	(8,464)	(6,854)	(13,626)
Net Investment Income (Loss)	96,072	(59,883)	13,628	2,434	220,424
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	159,954	(633,789)	26,129	(1,693)	(17,206)
Realized Capital Gain Distributions Received	438,145	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	(142,396)	1,505,802	26,579	76,170	(176,350)
Net Gain (Loss) on Investments	455,703	872,013	52,708	74,477	(193,556)
Net Increase (Decrease) in Net Assets Resulting from Operations	$551,775	$812,130	$66,336	$76,911	$26,868

SEE NOTES TO FINANCIAL STATEMENTS

10

Symetra Separate Account SL

Statements of Operations

Year or Period Ended December 31, 2005

	Sub-Accounts
	FIDELITY INDEX 500	FIDELITY INVESTMENT GRADE BOND	FIDELITY MID-CAP ADVISOR[4]	FIDELITY MONEY MARKET FUND	FIDELITY OVERSEAS
Investment Income
Dividend Income	$188,232	$47,719	$-	$104,689	$28,100
Mortality and Expense Risk Charge	(82,612)	(12,534)	(201)	(27,411)	(37,526)
Net Investment Income (Loss)	105,620	35,185	(201)	77,278	(9,426)
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	251,615	(4,081)	1,340	-	13,077
Realized Capital Gain Distributions Received	-	28,831	-	-	21,991
Net Change in Unrealized Appreciation (Depreciation)	32,178	(45,920)	5,905	-	696,753
Net Gain (Loss) on Investments	283,793	(21,170)	7,245	-	731,821
Net Increase (Decrease) in Net Assets Resulting from Operations	$389,413	$14,015	$7,044	$77,278	$722,395
	Sub-Accounts
	FRANKLIN FLEX CAP GROWTH SECURITIES[4]	FRANKLIN INCOME SECURITIES FUND CLASS II4	FRANKLIN SMALL-MID CAP GROWTH SECURITIES[1]	FRANKLIN SMALL CAP VALUE FUND[4]	FRANKLIN U.S. GOVERNMENT
Investment Income
Dividend Income	$1	$123	$-	$39	$16,535
Mortality and Expense Risk Charge	(3)	(64)	(5,159)	(77)	(2,654)
Net Investment Income (Loss)	(2)	59	(5,159)	(38)	13,881
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	24	(4)	23,503	66	(1,378)
Realized Capital Gain Distributions Received	-	11	-	31	-
Net Change in Unrealized Appreciation (Depreciation)	43	(224)	8,143	856	(5,906)
Net Gain (Loss) on Investments	67	(217)	31,646	953	(7,284)
Net Increase (Decrease) in Net Assets Resulting from Operations	$65	$(158)	$26,487	$915	$6,597

1  Frankin Small-Mid Cap Growth Securities was known as Franklin Small Cap prior to April 29, 2005.

4  The commencement date was April 29, 2005. The 2005 activity is from that date through December 31, 2005, where applicable.

SEE NOTES TO FINANCIAL STATEMENTS

11

Symetra Separate Account SL

Statements of Operations

Year or Period Ended December 31, 2005

	Sub-Accounts
	ING JP MORGAN EMERGING MARKETS EQUITY I2	ING NATURAL RESOURCES	J.P. MORGAN INTERNATIONAL EQUITY	J.P. MORGAN MID-CAP VALUE	J.P. MORGAN US LARGE CAP CORE EQUITY
Investment Income
Dividend Income	$6,893	$170	$1,121	$830	$7,755
Mortality and Expense Risk Charge	(8,193)	(3,426)	(962)	(4,887)	(4,361)
Net Investment Income (Loss)	(1,300)	(3,256)	159	(4,057)	3,394
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	55,325	10,686	1,602	3,285	18,986
Realized Capital Gain Distributions Received	-	17,883	-	6,140	-
Net Change in Unrealized Appreciation (Depreciation)	231,282	116,718	13,159	58,260	(19,262)
Net Gain (Loss) on Investments	286,607	145,287	14,761	67,685	(276)
Net Increase (Decrease) in Net Assets Resulting from Operations	$285,307	$142,031	$14,920	$63,628	$3,118
	Sub-Accounts
	MUTUAL SHARES SECURITIES	PIMCO ALL ASSET PORTFOLIO ADVISOR SHARES[4]	PIMCO COMMODITIES FUND ADMIN SHARES[4]	PIONEER BOND VCT CLASS I	PIONEER EMERGING MARKETS VCT CLASS II
Investment Income
Dividend Income	$1,371	$-	$552	$125,902	$67
Mortality and Expense Risk Charge	(1,099)	-	(111)	(9,433)	(109)
Net Investment Income (Loss)	272	-	441	116,469	(42)
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	1,922	-	229	(1,741)	118
Realized Capital Gain Distributions Received	514	-	45	-	-
Net Change in Unrealized Appreciation (Depreciation)	13,393	-	1,218	(90,601)	7,737
Net Gain (Loss) on Investments	15,829	-	1,492	(92,342)	7,855
Net Increase (Decrease) in Net Assets Resulting from Operations	$16,101	$-	$1,933	$24,127	$7,813

2  ING JP Morgan Emerging Markets Equity I was known as ING Emerging Markets prior to December 2, 2005.

4  The commencement date was April 29, 2005. The 2005 activity is from that date through December 31, 2005, where applicable.

SEE NOTES TO FINANCIAL STATEMENTS

12

Symetra Separate Account SL

Statements of Operations

Year or Period Ended December 31, 2005

	Sub-Accounts
	PIONEER EQUITY INCOME VCT CLASS II	PIONEER FUND VCT CLASS I	PIONEER GROWTH OPPORTUNITIES VCT CLASS I	PIONEER MID-CAP VALUE VCT CLASS I	PIONEER SMALL-CAP VALUE VCT CLASS II
Investment Income
Dividend Income	$273	$67,894	$-	$7,085	$-
Mortality and Expense Risk Charge	(56)	(39,116)	(78,120)	(17,262)	(75)
Net Investment Income (Loss)	217	28,778	(78,120)	(10,177)	(75)
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	5	(4,887)	324,100	58,812	38
Realized Capital Gain Distributions Received	-	-	-	136,627	308
Net Change in Unrealized Appreciation (Depreciation)	133	236,045	298,405	(25,114)	1,595
Net Gain (Loss) on Investments	138	231,158	622,505	170,325	1,941
Net Increase (Decrease) in Net Assets Resulting from Operations	$355	$259,936	$544,385	$160,148	$1,866
	Sub-Accounts
	PIONEER SMALL-CAP VALUE II VCT CLASS I	PIONEER STRATEGIC INCOME VCT CLASS II	SCUDDER INTERNATIONAL A	SCUDDER TOTAL RETURN[3]	TEMPLETON DEVELOPING MARKETS
Investment Income
Dividend Income	$8,891	$532	$3,193	$25,010	$12,374
Mortality and Expense Risk Charge	(10,747)	(65)	(1,418)	(5,968)	(5,730)
Net Investment Income (Loss)	(1,856)	467	1,775	19,042	6,644
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	95,750	(17)	2,291	8,025	11,990
Realized Capital Gain Distributions Received	1,217	120	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	103,703	(436)	26,016	2,429	203,067
Net Gain (Loss) on Investments	200,670	(333)	28,307	10,454	215,057
Net Increase (Decrease) in Net Assets Resulting from Operations	$198,814	$134	$30,082	$29,496	$221,701

3  Scudder Total Return was known as Scudder Balanced prior to April 29, 2005.

SEE NOTES TO FINANCIAL STATEMENTS

13

Symetra Separate Account SL

Statements of Operations

Year or Period Ended December 31, 2005

	Sub-Accounts
	TEMPLETON GLOBAL INCOME SEC II4	TEMPLETON GROWTH SECURITIES	WANGER U.S. SMALLER COMPANIES
Investment Income
Dividend Income	$158	$1,921	$-
Mortality and Expense Risk Charge	(11)	(3,273)	(6,181)
Net Investment Income (Loss)	147	(1,352)	(6,181)
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	(34)	257,627	50,163
Realized Capital Gain Distributions Received	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	(168)	(241,983)	44,404
Net Gain (Loss) on Investments	(202)	15,644	94,567
Net Increase (Decrease) in Net Assets Resulting from Operations	$(55)	$14,292	$88,386

4  The commencement date was April 29, 2005. The 2005 activity is from that date through December 31, 2005, where applicable.

SEE NOTES TO FINANCIAL STATEMENTS

14

Symetra Separate Account SL

Statements of Changes in Net Assets

Years or Periods Ended December 31, 2004 and 2005

	Sub-Accounts
	AIM AGGRESSIVE GROWTH	AIM CAPITAL APPRECIATION II4	AIM CAPITAL DEVELOPMENT	AIM GROWTH	AIM HEALTH SCIENCES
Net Assets at January 1, 2004	$695,983	$-	$2,806	$412,665	$5,366
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	(5,178)	-	(195)	(3,097)	(140)
Realized Gains (Losses)	(938)	-	47	1,933	64
Net Change in Unrealized Appreciation (Depreciation)	88,345	-	3,649	37,313	1,050
Net Increase (Decrease) in Net Assets Resulting from Operations	82,229	-	3,501	36,149	974
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	201,910	-	80,555	130,217	26,404
Enhanced Variable Universal Life	-	-	-	-	-
Contract Terminations, Transfers Out and
Contract Maintenance Charges
PREMIER Variable Universal Life	(135,472)	-	(47,384)	(75,564)	(4,053)
Enhanced Variable Universal Life	-	-	-	-	-
Increase (Decrease) from Contract Transactions	66,438	-	33,171	54,653	22,351
Total Increase (Decrease) in Net Assets	148,667	-	36,672	90,802	23,325
Net Assets at December 31, 2004	844,650	-	39,478	503,467	28,691
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	(5,752)	(1)	(938)	(3,546)	(219)
Realized Gains (Losses)	11,669	5	301	6,622	158
Net Change in Unrealized Appreciation (Depreciation)	35,486	12	19,794	30,941	2,524
Net Increase (Decrease) in Net Assets Resulting from Operations	41,403	16	19,157	34,017	2,463
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	171,751	569	170,344	118,639	7,896
Enhanced Variable Universal Life	-	-	-	-	-
Contract Terminations, Transfers Out and
Contract Maintenance Charges
PREMIER Variable Universal Life	(214,654)	(217)	(9,888)	(116,590)	(4,412)
Enhanced Variable Universal Life	-	-	-	-	-
Increase (Decrease) from Contract Transactions	(42,903)	352	160,456	2,049	3,484
Total Increase (Decrease) in Net Assets	(1,500)	368	179,613	36,066	5,947
Net Assets at December 31, 2005	$843,150	$368	$219,091	$539,533	$34,638

4  The commencement date was April 29, 2005. The 2005 activity is from that date through December 31, 2005, where applicable.

SEE NOTES TO FINANCIAL STATEMENTS

15

Symetra Separate Account SL

Statements of Changes in Net Assets

Years or Periods Ended December 31, 2004 and 2005

	Sub-Accounts
	AIM INTERNATIONAL GROWTH	AIM REAL ESTATE FUND	AMERICAN CENTURY BALANCED	AMERICAN CENTURY INFLATION PROTECTION[4]	AMERICAN CENTURY INTERNATIONAL
Net Assets at January 1, 2004	$1,420	$1,222,597	$816,722	$-	$800,821
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	174	1,707	7,535	-	(1,299)
Realized Gains (Losses)	67	138,409	4,019	-	(24,959)
Net Change in Unrealized Appreciation (Depreciation)	9,064	233,275	73,857	-	141,401
Net Increase (Decrease) in Net Assets Resulting from Operations	9,305	373,391	85,411	-	115,143
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	101,087	199,863	361,330	-	242,010
Enhanced Variable Universal Life	-	-	-	-	-
Contract Terminations, Transfers Out and
Contract Maintenance Charges
PREMIER Variable Universal Life	(3,431)	(440,530)	(177,589)	-	(196,446)
Enhanced Variable Universal Life	-	-	-	-	-
Increase (Decrease) from Contract Transactions	97,656	(240,667)	183,741	-	45,564
Total Increase (Decrease) in Net Assets	106,961	132,724	269,152	-	160,707
Net Assets at December 31, 2004	108,381	1,355,321	1,085,874	-	961,528
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	3,186	3,253	11,495	127	4,581
Realized Gains (Losses)	1,458	266,783	7,814	(3)	(11,509)
Net Change in Unrealized Appreciation (Depreciation)	222,557	(149,228)	33,588	(13)	123,659
Net Increase (Decrease) in Net Assets Resulting from Operations	227,201	120,808	52,897	111	116,731
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	1,576,837	355,690	484,120	15,683	234,866
Enhanced Variable Universal Life	-	-	-	-	-
Contract Terminations, Transfers Out and
Contract Maintenance Charges
PREMIER Variable Universal Life	(294,499)	(764,578)	(239,229)	(499)	(255,702)
Enhanced Variable Universal Life	-	-	-	-	-
Increase (Decrease) from Contract Transactions	1,282,338	(408,888)	244,891	15,184	(20,836)
Total Increase (Decrease) in Net Assets	1,509,539	(288,080)	297,788	15,295	95,895
Net Assets at December 31, 2005	$1,617,920	$1,067,241	$1,383,662	$15,295	$1,057,423

4  The commencement date was April 29, 2005. The 2005 activity is from that date through December 31, 2005, where applicable.

SEE NOTES TO FINANCIAL STATEMENTS

16

Symetra Separate Account SL

Statements of Changes in Net Assets

Years or Periods Ended December 31, 2004 and 2005

	Sub-Accounts
	AMERICAN CENTURY LARGE COMPANY VALUE[4]	AMERICAN CENTURY ULTRA	AMERICAN CENTURY VALUE	DREYFUS APPRECIATION	DREYFUS MIDCAP STOCK
Net Assets at January 1, 2004	$-	$4,080	$536,153	$846,173	$1,331,920
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	-	(176)	1,476	7,937	(3,972)
Realized Gains (Losses)	-	41	29,584	2,238	66,062
Net Change in Unrealized Appreciation (Depreciation)	-	4,534	41,199	26,022	121,952
Net Increase (Decrease) in Net Assets Resulting from Operations	-	4,399	72,259	36,197	184,042
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	-	48,976	241,584	174,143	319,888
Enhanced Variable Universal Life	-	-	-	-	-
Contract Terminations, Transfers Out and
Contract Maintenance Charges
PREMIER Variable Universal Life	-	(2,352)	(209,801)	(241,128)	(315,213)
Enhanced Variable Universal Life	-	-	-	-	-
Increase (Decrease) from Contract Transactions	-	46,624	31,783	(66,985)	4,675
Total Increase (Decrease) in Net Assets	-	51,023	104,042	(30,788)	188,717
Net Assets at December 31, 2004	-	55,103	640,195	815,385	1,520,637
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	81	(285)	(4,417)	(4,594)	(10,237)
Realized Gains (Losses)	88	2,096	76,021	13,365	62,425
Net Change in Unrealized Appreciation (Depreciation)	2	(1,887)	18,927	17,075	73,410
Net Increase (Decrease) in Net Assets Resulting from Operations	171	(76)	90,531	25,846	125,598
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	5,498	27,456	1,982,884	116,413	431,081
Enhanced Variable Universal Life	-	-	-	-	-
Contract Terminations, Transfers Out and
Contract Maintenance Charges
PREMIER Variable Universal Life	(657)	(40,443)	(641,361)	(350,653)	(449,092)
Enhanced Variable Universal Life	-	-	-	-	-
Increase (Decrease) from Contract Transactions	4,841	(12,987)	1,341,523	(234,240)	(18,011)
Total Increase (Decrease) in Net Assets	5,012	(13,063)	1,432,054	(208,394)	107,587
Net Assets at December 31, 2005	$5,012	$42,040	$2,072,249	$606,991	$1,628,224

4  The commencement date was April 29, 2005. The 2005 activity is from that date through December 31, 2005, where applicable.

SEE NOTES TO FINANCIAL STATEMENTS

17

Symetra Separate Account SL

Statements of Changes in Net Assets

Years or Periods Ended December 31, 2004 and 2005

	Sub-Accounts
	DREYFUS QUALITY BOND	DREYFUS SOCIALLY RESPONSIBLE	DREYFUS STOCK INDEX	DREYFUS TECHNOLOGY GROWTH	FEDERATED CAPITAL INCOME
Net Assets at January 1, 2004	$544,825	$287,410	$63,193	$399,570	$91,608
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	19,486	(846)	2,550	(2,832)	3,665
Realized Gains (Losses)	(974)	(3,353)	18,940	(4,429)	(1,649)
Net Change in Unrealized Appreciation (Depreciation)	(2,438)	21,792	74,750	9,129	6,437
Net Increase (Decrease) in Net Assets Resulting from Operations	16,074	17,593	96,240	1,868	8,453
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	231,637	85,218	3,772,265	148,547	30,228
Enhanced Variable Universal Life	-	-	-	-	-
Contract Terminations, Transfers Out and
Contract Maintenance Charges
PREMIER Variable Universal Life	(173,498)	(65,798)	(2,855,483)	(101,529)	(28,203)
Enhanced Variable Universal Life	-	-	-	-	-
Increase (Decrease) from Contract Transactions	58,139	19,420	916,782	47,018	2,025
Total Increase (Decrease) in Net Assets	74,213	37,013	1,013,022	48,886	10,478
Net Assets at December 31, 2004	619,038	324,423	1,076,215	448,456	102,086
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	18,278	(2,294)	4,154	(2,976)	4,137
Realized Gains (Losses)	(1,823)	(495)	103,962	(9,109)	(110)
Net Change in Unrealized Appreciation (Depreciation)	(5,436)	13,019	(54,518)	24,739	1,355
Net Increase (Decrease) in Net Assets Resulting from Operations	11,019	10,230	53,598	12,654	5,382
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	156,295	71,768	1,376,218	123,158	19,738
Enhanced Variable Universal Life	-	-	-	-	-
Contract Terminations, Transfers Out and
Contract Maintenance Charges
PREMIER Variable Universal Life	(172,644)	(82,740)	(1,925,081)	(132,210)	(24,684)
Enhanced Variable Universal Life	-	-	-	-	-
Increase (Decrease) from Contract Transactions	(16,349)	(10,972)	(548,863)	(9,052)	(4,946)
Total Increase (Decrease) in Net Assets	(5,330)	(742)	(495,265)	3,602	436
Net Assets at December 31, 2005	$613,708	$323,681	$580,950	$452,058	$102,522

SEE NOTES TO FINANCIAL STATEMENTS

18

Symetra Separate Account SL

Statements of Changes in Net Assets

Years or Periods Ended December 31, 2004 and 2005

	Sub-Accounts
	FEDERATED HIGH INCOME BOND	FIDELITY ASSET MANAGER	FIDELITY ASSET MANAGER: GROWTH	FIDELITY BALANCED	FIDELITY CONTRAFUND
Net Assets at January 1, 2004	$235,659	$7,889,222	$1,131,298	$146,999	$7,661,342
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	15,858	142,358	16,318	1,955	(41,840)
Realized Gains (Losses)	678	(66,075)	(22,375)	(20)	93,600
Net Change in Unrealized Appreciation (Depreciation)	(2,061)	261,408	62,176	4,111	1,048,513
Net Increase (Decrease) in Net Assets Resulting from Operations	14,475	337,691	56,119	6,046	1,100,273
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	36,044	175,087	52,201	33,787	738,998
Enhanced Variable Universal Life	-	606,706	161,584	-	792,569
Contract Terminations, Transfers Out and
Contract Maintenance Charges
PREMIER Variable Universal Life	(137,010)	(234,399)	(41,485)	(52,056)	(396,975)
Enhanced Variable Universal Life	-	(1,172,256)	(174,588)	-	(1,058,358)
Increase (Decrease) from Contract Transactions	(100,966)	(624,862)	(2,288)	(18,269)	76,234
Total Increase (Decrease) in Net Assets	(86,491)	(287,171)	53,831	(12,223)	1,176,507
Net Assets at December 31, 2004	149,168	7,602,051	1,185,129	134,776	8,837,849
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	10,529	133,946	18,181	2,373	(52,821)
Realized Gains (Losses)	1,533	(60,066)	(30,598)	682	290,393
Net Change in Unrealized Appreciation (Depreciation)	(8,026)	127,380	40,542	2,714	1,211,794
Net Increase (Decrease) in Net Assets Resulting from Operations	4,036	201,260	28,125	5,769	1,449,366
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	72,912	71,415	47,819	25,518	1,565,146
Enhanced Variable Universal Life	-	476,117	93,198	-	902,444
Contract Terminations, Transfers Out and
Contract Maintenance Charges
PREMIER Variable Universal Life	(50,495)	(163,684)	(55,298)	(40,574)	(891,721)
Enhanced Variable Universal Life	-	(1,237,870)	(243,437)	-	(1,505,477)
Increase (Decrease) from Contract Transactions	22,417	(854,022)	(157,718)	(15,056)	70,392
Total Increase (Decrease) in Net Assets	26,453	(652,762)	(129,593)	(9,287)	1,519,758
Net Assets at December 31, 2005	$175,621	$6,949,289	$1,055,536	$125,489	$10,357,607

SEE NOTES TO FINANCIAL STATEMENTS

19

Symetra Separate Account SL

Statements of Changes in Net Assets

Years or Periods Ended December 31, 2004 and 2005

	Sub-Accounts
	FIDELITY EQUITY INCOME	FIDELITY GROWTH	FIDELITY GROWTH & INCOME	FIDELITY GROWTH OPPORTUNITIES	FIDELITY HIGH INCOME
Net Assets at January 1, 2004	$11,380,426	$20,668,905	$1,508,437	$938,943	$1,633,262
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	77,145	(118,987)	2,726	(1,707)	116,600
Realized Gains (Losses)	88,511	(484,386)	6,208	(4,982)	(18,676)
Net Change in Unrealized Appreciation (Depreciation)	1,036,976	1,070,913	65,349	69,056	35,663
Net Increase (Decrease) in Net Assets Resulting from Operations	1,202,632	467,540	74,283	62,367	133,587
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	533,083	1,459,991	263,882	179,251	78,405
Enhanced Variable Universal Life	1,268,186	1,556,321	-	-	261,809
Contract Terminations, Transfers Out and
Contract Maintenance Charges
PREMIER Variable Universal Life	(412,430)	(1,165,219)	(326,237)	(146,450)	(51,425)
Enhanced Variable Universal Life	(1,322,691)	(2,586,897)	-	-	(421,346)
Increase (Decrease) from Contract Transactions	66,148	(735,804)	(62,355)	32,801	(132,557)
Total Increase (Decrease) in Net Assets	1,268,780	(268,264)	11,928	95,168	1,030
Net Assets at December 31, 2004	12,649,206	20,400,641	1,520,365	1,034,111	1,634,292
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	96,072	(59,883)	13,628	2,434	220,424
Realized Gains (Losses)	598,099	(633,789)	26,129	(1,693)	(17,206)
Net Change in Unrealized Appreciation (Depreciation)	(142,396)	1,505,802	26,579	76,170	(176,350)
Net Increase (Decrease) in Net Assets Resulting from Operations	551,775	812,130	66,336	76,911	26,868
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	600,940	1,001,523	232,526	158,381	35,683
Enhanced Variable Universal Life	1,018,507	1,376,291	-	-	202,377
Contract Terminations, Transfers Out and
Contract Maintenance Charges
PREMIER Variable Universal Life	(1,091,860)	(1,883,602)	(689,087)	(234,151)	(46,723)
Enhanced Variable Universal Life	(1,882,124)	(3,270,716)	-	-	(286,307)
Increase (Decrease) from Contract Transactions	(1,354,537)	(2,776,504)	(456,561)	(75,770)	(94,970)
Total Increase (Decrease) in Net Assets	(802,762)	(1,964,374)	(390,225)	1,141	(68,102)
Net Assets at December 31, 2005	$11,846,444	$18,436,267	$1,130,140	$1,035,252	$1,566,190

SEE NOTES TO FINANCIAL STATEMENTS

20

Symetra Separate Account SL

Statements of Changes in Net Assets

Years or Periods Ended December 31, 2004 and 2005

	Sub-Accounts
	FIDELITY INDEX 500	FIDELITY INVESTMENT GRADE BOND	FIDELITY MID-CAP ADVISOR[4]	FIDELITY MONEY MARKET FUND	FIDELITY OVERSEAS
Net Assets at January 1, 2004	$9,500,701	$1,497,225	$-	$4,812,948	$4,159,028
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	49,552	45,828	-	13,756	11,137
Realized Gains (Losses)	86,762	52,428	-	-	(47,533)
Net Change in Unrealized Appreciation (Depreciation)	843,267	(51,403)	-	-	534,774
Net Increase (Decrease) in Net Assets Resulting from Operations	979,581	46,853	-	13,756	498,378
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	445,989	6,134	-	6,458,026	66,527
Enhanced Variable Universal Life	3,658,720	185,966	-	4,194,382	463,853
Contract Terminations, Transfers Out and
Contract Maintenance Charges
PREMIER Variable Universal Life	(482,798)	(8,665)	-	(7,703,099)	(99,268)
Enhanced Variable Universal Life	(3,149,694)	(396,857)	-	(5,118,400)	(664,045)
Increase (Decrease) from Contract Transactions	472,217	(213,422)	-	(2,169,091)	(232,933)
Total Increase (Decrease) in Net Assets	1,451,798	(166,569)	-	(2,155,335)	265,445
Net Assets at December 31, 2004	10,952,499	1,330,656	-	2,657,613	4,424,473
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	105,620	35,185	(201)	77,278	(9,426)
Realized Gains (Losses)	251,615	24,750	1,340	-	35,068
Net Change in Unrealized Appreciation (Depreciation)	32,178	(45,920)	5,905	-	696,753
Net Increase (Decrease) in Net Assets Resulting from Operations	389,413	14,015	7,044	77,278	722,395
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	366,934	18,452	118,231	11,298,252	60,601
Enhanced Variable Universal Life	1,264,025	351,539	-	3,354,162	446,058
Contract Terminations, Transfers Out and
Contract Maintenance Charges
PREMIER Variable Universal Life	(637,787)	(33,653)	(36,074)	(10,348,611)	(64,023)
Enhanced Variable Universal Life	(2,858,514)	(359,496)	-	(2,885,470)	(913,205)
Increase (Decrease) from Contract Transactions	(1,865,342)	(23,158)	82,157	1,418,333	(470,569)
Total Increase (Decrease) in Net Assets	(1,475,929)	(9,143)	89,201	1,495,611	251,826
Net Assets at December 31, 2005	$9,476,570	$1,321,513	$89,201	$4,153,224	$4,676,299

4  The commencement date was April 29, 2005. The 2005 activity is from that date through December 31, 2005, where applicable.

SEE NOTES TO FINANCIAL STATEMENTS

21

Symetra Separate Account SL

Statements of Changes in Net Assets

Years or Periods Ended December 31, 2004 and 2005

	Sub-Accounts
	FRANKLIN FLEX CAP GROWTH SECURITIES[4]	FRANKLIN INCOME SECURITIES FUND CLASS II4	FRANKLIN SMALL-MID CAP GROWTH SECURITIES[1]	FRANKLIN SMALL CAP VALUE FUND[4]	FRANKLIN U.S. GOVERNMENT
Net Assets at January 1, 2004	$-	$-	$748,120	$-	$306,799
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	-	-	(5,276)	-	13,508
Realized Gains (Losses)	-	-	10,265	-	(1,261)
Net Change in Unrealized Appreciation (Depreciation)	-	-	73,626	-	(3,711)
Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	78,615	-	8,536
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	-	-	181,525	-	117,242
Enhanced Variable Universal Life	-	-	-	-	-
Contract Terminations, Transfers Out and
Contract Maintenance Charges
PREMIER Variable Universal Life	-	-	(210,477)	-	(97,124)
Enhanced Variable Universal Life	-	-	-	-	-
Increase (Decrease) from Contract Transactions	-	-	(28,952)	-	20,118
Total Increase (Decrease) in Net Assets	-	-	49,663	-	28,654
Net Assets at December 31, 2004	-	-	797,783	-	335,453
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	(2)	59	(5,159)	(38)	13,881
Realized Gains (Losses)	24	7	23,503	97	(1,378)
Net Change in Unrealized Appreciation (Depreciation)	43	(224)	8,143	856	(5,906)
Net Increase (Decrease) in Net Assets Resulting from Operations	65	(158)	26,487	915	6,597
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	1,204	42,045	243,946	33,877	179,700
Enhanced Variable Universal Life	-	-	-	-	-
Contract Terminations, Transfers Out and
Contract Maintenance Charges
PREMIER Variable Universal Life	(580)	(806)	(307,320)	(5,659)	(87,627)
Enhanced Variable Universal Life	-	-	-	-	-
Increase (Decrease) from Contract Transactions	624	41,239	(63,374)	28,218	92,073
Total Increase (Decrease) in Net Assets	689	41,081	(36,887)	29,133	98,670
Net Assets at December 31, 2005	$689	$41,081	$760,896	$29,133	$434,123

1  Frankin Small-Mid Cap Growth Securities was known as Franklin Small Cap prior to April 29, 2005.

4  The commencement date was April 29, 2005. The 2005 activity is from that date through December 31, 2005, where applicable.

SEE NOTES TO FINANCIAL STATEMENTS

22

Symetra Separate Account SL

Statements of Changes in Net Assets

Years or Periods Ended December 31, 2004 and 2005

	Sub-Accounts
	ING JP MORGAN EMERGING MARKETS EQUITY I2	ING NATURAL RESOURCES	J.P. MORGAN INTERNATIONAL EQUITY	J.P. MORGAN MID-CAP VALUE	J.P. MORGAN US LARGE CAP CORE EQUITY
Net Assets at January 1, 2004	$780,660	$252,820	$12,138	$90,837	$693,691
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	(220)	335	(189)	(791)	513
Realized Gains (Losses)	5,114	19,471	317	2,100	1,066
Net Change in Unrealized Appreciation (Depreciation)	139,833	14,502	12,739	31,131	61,683
Net Increase (Decrease) in Net Assets Resulting from Operations	144,727	34,308	12,867	32,440	63,262
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	18,903	66,922	95,274	156,601	191,057
Enhanced Variable Universal Life	113,926	55,820	-	-	-
Contract Terminations, Transfers Out and
Contract Maintenance Charges
PREMIER Variable Universal Life	(55,950)	(62,772)	(11,898)	(40,910)	(125,279)
Enhanced Variable Universal Life	(150,627)	(54,723)	-	-	-
Increase (Decrease) from Contract Transactions	(73,748)	5,247	83,376	115,691	65,778
Total Increase (Decrease) in Net Assets	70,979	39,555	96,243	148,131	129,040
Net Assets at December 31, 2004	851,639	292,375	108,381	238,968	822,731
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	(1,300)	(3,256)	159	(4,057)	3,394
Realized Gains (Losses)	55,325	28,569	1,602	9,425	18,986
Net Change in Unrealized Appreciation (Depreciation)	231,282	116,718	13,159	58,260	(19,262)
Net Increase (Decrease) in Net Assets Resulting from Operations	285,307	142,031	14,920	63,628	3,118
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	13,754	15,933	169,529	807,247	120,572
Enhanced Variable Universal Life	146,618	129,408	-	-	-
Contract Terminations, Transfers Out and
Contract Maintenance Charges
PREMIER Variable Universal Life	(13,012)	(11,937)	(67,385)	(81,912)	(328,783)
Enhanced Variable Universal Life	(235,650)	(40,048)	-	-	-
Increase (Decrease) from Contract Transactions	(88,290)	93,356	102,144	725,335	(208,211)
Total Increase (Decrease) in Net Assets	197,017	235,387	117,064	788,963	(205,093)
Net Assets at December 31, 2005	$1,048,656	$527,762	$225,445	$1,027,931	$617,638

2  ING JP Morgan Emerging Markets Equity I was known as ING Emerging Markets prior to December 2, 2005.

SEE NOTES TO FINANCIAL STATEMENTS

23

Symetra Separate Account SL

Statements of Changes in Net Assets

Years or Periods Ended December 31, 2004 and 2005

	Sub-Accounts
	MUTUAL SHARES SECURITIES	PIMCO ALL ASSET PORTFOLIO ADVISOR SHARES[4]	PIMCO COMMODITIES FUND ADMIN SHARES[4]	PIONEER BOND VCT CLASS I5	PIONEER EMERGING MARKETS VCT CLASS II6
Net Assets at January 1, 2004	$84,498	$-	$-	$1,222,590	$-
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	103	-	-	(6,014)	-
Realized Gains (Losses)	2,704	-	-	(2,609)	-
Net Change in Unrealized Appreciation (Depreciation)	10,047	-	-	42,925	-
Net Increase (Decrease) in Net Assets Resulting from Operations	12,854	-	-	34,302	-
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	65,093	-	-	377,290	-
Enhanced Variable Universal Life	-	-	-	117,664	-
Contract Terminations, Transfers Out and
Contract Maintenance Charges
PREMIER Variable Universal Life	(37,192)	-	-	(207,591)	-
Enhanced Variable Universal Life	-	-	-	(215,889)	-
Increase (Decrease) from Contract Transactions	27,901	-	-	71,474	-
Total Increase (Decrease) in Net Assets	40,755	-	-	105,776	-
Net Assets at December 31, 2004	125,253	-	-	1,328,366	-
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	272	-	441	116,469	(42)
Realized Gains (Losses)	2,436	-	274	(1,741)	118
Net Change in Unrealized Appreciation (Depreciation)	13,393	-	1,218	(90,601)	7,737
Net Increase (Decrease) in Net Assets Resulting from Operations	16,101	-	1,933	24,127	7,813
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	72,078	19	60,956	251,367	51,989
Enhanced Variable Universal Life	-	-	-	34,671	-
Contract Terminations, Transfers Out and
Contract Maintenance Charges
PREMIER Variable Universal Life	(21,215)	(12)	(15,974)	(179,673)	(12,634)
Enhanced Variable Universal Life	-	-	-	(147,779)	-
Increase (Decrease) from Contract Transactions	50,863	7	44,982	(41,414)	39,355
Total Increase (Decrease) in Net Assets	66,964	7	46,915	(17,287)	47,168
Net Assets at December 31, 2005	$192,217	$7	$46,915	$1,311,079	$47,168

4  The commencement date was April 29, 2005. The 2005 activity is from that date through December 31, 2005, where applicable.

5  Pioneer Bond VCT Class I was known as Safeco RST Bond prior to December 10, 2004.

6  The commencement date was December 3, 2004. The 2004 activity is from that date through December 31, 2004, where applicable.

SEE NOTES TO FINANCIAL STATEMENTS

24

Symetra Separate Account SL

Statements of Changes in Net Assets

Years or Periods Ended December 31, 2004 and 2005

	Sub-Accounts
	PIONEER EQUITY INCOME VCT CLASS II6	PIONEER FUND VCT CLASS I7	PIONEER GROWTH OPPORTUNITIES VCT CLASS I8	PIONEER MID-CAP VALUE VCT CLASS I9	PIONEER SMALL-CAP VALUE VCT CLASS II6
Net Assets at January 1, 2004	$-	$5,075,089	$8,751,147	$1,998,231	$-
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	-	17,223	(74,414)	(7,549)	-
Realized Gains (Losses)	-	(34,439)	91,947	15,095	-
Net Change in Unrealized Appreciation (Depreciation)	-	361,912	1,867,281	288,590	-
Net Increase (Decrease) in Net Assets Resulting from Operations	-	344,696	1,884,814	296,136	-
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	-	870,014	1,236,863	410,720	-
Enhanced Variable Universal Life	-	243,277	551,971	119,058	-
Contract Terminations, Transfers Out and
Contract Maintenance Charges
PREMIER Variable Universal Life	-	(831,284)	(1,018,993)	(364,567)	-
Enhanced Variable Universal Life	-	(335,583)	(730,241)	(89,262)	-
Increase (Decrease) from Contract Transactions	-	(53,576)	39,600	75,949	-
Total Increase (Decrease) in Net Assets	-	291,120	1,924,414	372,085	-
Net Assets at December 31, 2004	-	5,366,209	10,675,561	2,370,316	-
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	217	28,778	(78,120)	(10,177)	(75)
Realized Gains (Losses)	5	(4,887)	324,100	195,439	346
Net Change in Unrealized Appreciation (Depreciation)	133	236,045	298,405	(25,114)	1,595
Net Increase (Decrease) in Net Assets Resulting from Operations	355	259,936	544,385	160,148	1,866
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	25,849	655,987	981,239	300,316	43,530
Enhanced Variable Universal Life	-	234,374	415,770	122,349	-
Contract Terminations, Transfers Out and
Contract Maintenance Charges
PREMIER Variable Universal Life	(722)	(1,011,583)	(1,506,026)	(453,814)	(1,303)
Enhanced Variable Universal Life	-	(450,816)	(1,052,077)	(187,652)	-
Increase (Decrease) from Contract Transactions	25,127	(572,038)	(1,161,094)	(218,801)	42,227
Total Increase (Decrease) in Net Assets	25,482	(312,102)	(616,709)	(58,653)	44,093
Net Assets at December 31, 2005	$25,482	$5,054,107	$10,058,852	$2,311,663	$44,093

6  The commencement date was December 3, 2004. The 2004 activity is from that date through December 31, 2004, where applicable.

7  Pioneer Fund VCT Class I was known as Safeco RST Core Equity Portfolio prior to December 10, 2004.

8  Pioneer Growth Opportunities VCT Class I was known as Safeco RST Growth Opportunities prior to December 10, 2004.

9  Pioneer Mid-Cap Value VCT Class I was known as Safeco RST Multi-Cap Core prior to December 10, 2004.

SEE NOTES TO FINANCIAL STATEMENTS

25

Symetra Separate Account SL

Statements of Changes in Net Assets

Years or Periods Ended December 31, 2004 and 2005

	Sub-Accounts
	PIONEER SMALL-CAP VALUE II VCT CLASS I10	PIONEER STRATEGIC INCOME VCT CLASS II6	SCUDDER INTERNATIONAL A	SCUDDER TOTAL RETURN[3]	TEMPLETON DEVELOPING MARKETS
Net Assets at January 1, 2004	$969,917	$-	$166,374	$789,034	$218,855
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	(8,766)	-	970	8,073	3,542
Realized Gains (Losses)	41,353	-	(292)	1,177	6,884
Net Change in Unrealized Appreciation (Depreciation)	225,756	-	25,859	38,105	62,282
Net Increase (Decrease) in Net Assets Resulting from Operations	258,343	-	26,537	47,355	72,708
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	569,170	-	35,695	177,259	221,204
Enhanced Variable Universal Life	-	-	-	-	-
Contract Terminations, Transfers Out and
Contract Maintenance Charges
PREMIER Variable Universal Life	(242,263)	-	(31,698)	(137,549)	(86,965)
Enhanced Variable Universal Life	-	-	-	-	-
Increase (Decrease) from Contract Transactions	326,907	-	3,997	39,710	134,239
Total Increase (Decrease) in Net Assets	585,250	-	30,534	87,065	206,947
Net Assets at December 31, 2004	1,555,167	-	196,908	876,099	425,802
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	(1,856)	467	1,775	19,042	6,644
Realized Gains (Losses)	96,967	103	2,291	8,025	11,990
Net Change in Unrealized Appreciation (Depreciation)	103,703	(436)	26,016	2,429	203,067
Net Increase (Decrease) in Net Assets Resulting from Operations	198,814	134	30,082	29,496	221,701
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	309,792	21,529	32,393	150,396	922,529
Enhanced Variable Universal Life	-	-	-	-	-
Contract Terminations, Transfers Out and
Contract Maintenance Charges
PREMIER Variable Universal Life	(482,115)	(1,262)	(34,254)	(220,941)	(398,482)
Enhanced Variable Universal Life	-	-	-	-	-
Increase (Decrease) from Contract Transactions	(172,323)	20,267	(1,861)	(70,545)	524,047
Total Increase (Decrease) in Net Assets	26,491	20,401	28,221	(41,049)	745,748
Net Assets at December 31, 2005	$1,581,658	$20,401	$225,129	$835,050	$1,171,550

3  Scudder Total Return was known as Scudder Balanced prior to April 29, 2005.

6  The commencement date was December 3, 2004. The 2004 activity is from that date through December 31, 2004, where applicable.

10  Pioneer Small-Cap Value II VCT Class I was known as Safeco RST Small Cap Value Portfolio prior to December 10, 2004.

SEE NOTES TO FINANCIAL STATEMENTS

26

Symetra Separate Account SL

Statements of Changes in Net Assets

Years or Periods Ended December 31, 2004 and 2005

	Sub-Accounts
	TEMPLETON GLOBAL INCOME SEC II4	TEMPLETON GROWTH SECURITIES	WANGER U.S. SMALLER COMPANIES
Net Assets at January 1, 2004	$-	$1,031,433	$746,387
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	-	4,801	(5,684)
Realized Gains (Losses)	-	52,975	13,249
Net Change in Unrealized Appreciation (Depreciation)	-	89,294	127,628
Net Increase (Decrease) in Net Assets Resulting from Operations	-	147,070	135,193
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	-	246,644	207,030
Enhanced Variable Universal Life	-	-	-
Contract Terminations, Transfers Out and
Contract Maintenance Charges
PREMIER Variable Universal Life	-	(375,716)	(171,734)
Enhanced Variable Universal Life	-	-	-
Increase (Decrease) from Contract Transactions	-	(129,072)	35,296
Total Increase (Decrease) in Net Assets	-	17,998	170,489
Net Assets at December 31, 2004	-	1,049,431	916,876
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	147	(1,352)	(6,181)
Realized Gains (Losses)	(34)	257,627	50,163
Net Change in Unrealized Appreciation (Depreciation)	(168)	(241,983)	44,404

Net Increase (Decrease) in Net Assets Resulting from Operations	(55)	14,292	88,386
Contract Transactions

Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	2,973	52,459	477,046
Enhanced Variable Universal Life	-	-	-
Contract Terminations, Transfers Out and
Contract Maintenance Charges
PREMIER Variable Universal Life	(519)	(928,550)	(554,206)
Enhanced Variable Universal Life	-	-	-

Increase (Decrease) from Contract Transactions	2,454	(876,091)	(77,160)
Total Increase (Decrease) in Net Assets	2,399	(861,799)	11,226

Net Assets at December 31, 2005	$2,399	$187,632	$928,102

4  The commencement date was April 29, 2005. The 2005 activity is from that date through December 31, 2005, where applicable.

SEE NOTES TO FINANCIAL STATEMENTS

27

Symetra Separate Account SL

Notes to Financial Statements

1.  ORGANIZATION

Symetra Separate Account SL ("the Separate Account") is registered under the Investment Company Act of 1940, as amended, as a segregated unit investment trust of Symetra Life Insurance Company ("Symetra Life"), a wholly-owned subsidiary of Symetra Financial Corporation. Purchasers of various Symetra Life variable annuity products direct their investment to one or more of the sub-accounts of the Separate Account through the purchase of accumulation units ("the Units"). Under the terms of the registration, the Separate Account is authorized to issue an unlimited number of Units. Each sub-account invests in shares of a designated portfolio of open-ended registered investment companies ("Mutual Funds") as indicated below. Not all sub-accounts are available in all Symetra Life variable annuity products. The performance of the underlying portfolios may differ substantially from publicly traded mutual funds with similar names and objectives.

Symetra Financial Corporation ("Symetra Financial") is a Delaware corporation privately owned by an investor group led by White Mountains Insurance Group, Ltd. and Berkshire Hathaway Inc.

On August 2, 2004, Symetra Financial purchased a group of life and investment companies from Safeco Corporation for a purchase price of $1.35 billion. Included in the transaction was Symetra Life (formerly Safeco Life Insurance Company) and Symetra Asset Management Company (formally Safeco Asset Management Company), an affiliate of Symetra Life.

Sub-Account Description	Underlying Portfolios
AIM Variable Insurance Funds, Inc

AIM Aggressive Growth	AIM V.I. Aggressive Growth Fund

AIM Capital Appreciation II1	AIM V.I. Capital Appreciation II

AIM Capital Development	AIM V.I. Capital Development Fund

AIM Growth	AIM V.I. Growth Fund

AIM Health Sciences	AIM V.I. Health Sciences Fund

AIM International Growth	AIM V.I. International Growth Fund

AIM Real Estate Fund	AIM V.I. Real Estate Fund

American Century Variable Portfolios, Inc.

American Century Balanced	VP Balanced

American Century Inflation Protection[1]	VP Inflation

American Century International	VP International

American Century Large Company Value[1]	VP Large Company

American Century Ultra	VP Ultra

American Century Value	VP Value

Dreyfus Investment Portfolios

Dreyfus MidCap Stock	Dreyfus IP MidCap Stock Portfolio

Dreyfus Technology Growth	Dreyfus IP Technology Growth Portfolio

Dreyfus Socially Responsible Growth Fund, Inc.

Dreyfus Socially Responsible	Dreyfus Socially Responsible Growth Fund

Dreyfus Stock Index Fund, Inc.

Dreyfus Stock Index	Dreyfus Stock Index Fund

Dreyfus Variable Investment Fund

Dreyfus Appreciation	Dreyfus VI Capital Appreciation Portfolio

Dreyfus Quality Bond	Dreyfus VI Quality Bond Portfolio

Federated Insurance Series

Federated Capital Income	Federated Capital Income Fund II

Federated High Income Bond	Federated High Income Bond II

28

Symetra Separate Account SL

Notes to Financial Statements

1.  ORGANIZATION (Continued)

Sub-Account Description	Underlying Portfolios
Fidelity Variable Insurance Products Fund 1 (VIP)

Fidelity Asset Manager	VIP Asset Manager Portfolio

Fidelity Asset Manager: Growth	VIP Asset Manager Growth Portfolio

Fidelity Balanced	VIP Balanced Portfolio

Fidelity Contrafund	VIP Contrafund Portfolio

Fidelity Equity Income	VIP Equity-Income Portfolio

Fidelity Growth	VIP Growth Portfolio

Fidelity Growth & Income	VIP Growth & Income Portfolio

Fidelity Growth Opportunities	VIP Growth Opportunities Portfolio

Fidelity High Income	VIP High Income Portfolio

Fidelity Index 500	VIP Index 500 Portfolio

Fidelity Investment Grade Bond	VIP Investment Grade Bond Portfolio

Fidelity Mid-Cap Advisor[1]	VIP Mid Cap Advisor Portfolio

Fidelity Money Market Fund	VIP Money Market Portfolio

Fidelity Overseas	VIP Overseas Portfolio

Franklin Templeton Variable Insurance Products Trust

Franklin Flex Cap Growth Securities[1]	Franklin Flex Cap Growth Fund

Franklin Income Securities Fund Class II1	Franklin Income Securities Fund — Class II

Franklin Small-Mid Cap Growth Securities[2]	Franklin Small-Mid Cap Growth Securities Fund — Class II

Franklin Small Cap Value Fund[1]	Franklin Small Cap Fund — Class II

Franklin U.S. Government	Franklin U.S. Government Securities Fund — Class II

Mutual Shares Securities	Mutual Shares Securities Fund — Class II

Templeton Developing Markets	Templeton Developing Markets Securities Fund — Class II

Templeton Global Income Sec II1	Templeton Global Income Sec II Fund

Templeton Growth Securities	Templeton Growth Securities Fund

ING VP Emerging Markets Fund, Inc.

ING JP Morgan Emerging Markets Equity I3	ING InvTr JPM Emerging Markets Equity

ING VP Natural Resources Trust

ING Natural Resources	ING VP Natural Resources

JP Morgan Series Trust II

J.P. Morgan International Equity	JP Morgan International Equity Portfolio

J.P. Morgan Mid-Cap Value	JP Morgan US Large Cap Core Equity Portfolio

J.P. Morgan US Large Cap Core Equity	JP Morgan Mid-Cap Value Portfolio

PIMCO Advisors Fund Management LLC

PIMCO All Asset Portfolio Advisor Shares[1]	All Assets Portfolio Advisor Class

PIMCO Commodities Fund Admin Shares[1]	PVIT Commodity Real Return Strategy Fund

Pioneer Investment Management

Pioneer Bond VCT Class I	Pioneer Bond VCT Class I

Pioneer Emerging Markets VCT Class II	Pioneer Emerging Markets VCT Class II

Pioneer Equity Income VCT Class II	Pioneer Equity Income VCT Class II

Pioneer Fund VCT Class I	Pioneer Fund VCT Class I

Pioneer Growth Opportunities VCT Class I	Pioneer Growth Opportunities VCT Class I

Pioneer High Yield VCT Class II14	Pioneer High Yield VCT Class II

Pioneer Mid-Cap Value VCT Class I	Pioneer Mid-Cap Value VCT Class I

Pioneer Small-Cap Value VCT Class II	Pioneer Small Cap Value VCT Class II

Pioneer Small-Cap Value II VCT Class I	Pioneer Small-Cap Value II VCT Class I

Pioneer Strategic Income VCT Class II	Pioneer Strategic Income VCT Class II

29

Symetra Separate Account SL

Notes to Financial Statements

1.  ORGANIZATION (Continued)

Sub-Account Description	Underlying Portfolios
Scudder Variable Life Investment Fund

Scudder International A	Scudder VSI International Portfolio

Scudder Total Return[4]	Scudder VSI Balanced Portfolio

Wagner Advisors Trust

Wanger U.S. Smaller Companies	U.S. Smaller Companies Fund

  1  The commencement date was April 29, 2005. The 2005 activity is from that date through December 31, 2005, where applicable.

  2  Franklin Small-Mid Cap Growth Securities was known as Franklin Small Cap prior to April 29, 2005.

  3  ING JP Morgan Emerging Markets Equity I was known as ING Emerging Markets prior to December 2, 2005.

  4  Scudder Total Return was known as Scudder Balanced prior to April 29, 2005.

  14  Although this sub-account is part of the Separate Account, it is not included in the Statements of Assets and Liabilities, Operations or Changes in Net Assets, and are not included in the financial notes as they had no assets at December 31, 2005 and no activity during the year ended December 31, 2005. However, this sub-account is available to policyholders.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from Symetra Life's other assets and liabilities. The portion of Symetra Separate Account SL's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business Symetra Life may conduct.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Separate Account in the preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles.

INVESTMENT VALUATION — Investments in portfolio shares are valued at the net asset value as reported by the underlying portfolio on the last trading day of the year.

INVESTMENT TRANSACTIONS — Investment transactions are recorded on the trade date. Realized gains and losses on investment transactions are determined using the average cost method.

INCOME RECOGNITION — Dividend income and realized capital gain distributions are recorded on the ex-dividend date. These are all reinvested in shares of the underlying portfolio.

DISTRIBUTIONS — The net investment income and realized capital gains of the Separate Account are not distributed, but are retained and reinvested for the benefit of accumulation unit owners.

FEDERAL INCOME TAX — Operations of the Separate Account are included in the federal income tax return of Symetra Life, which is taxed as a "Life Insurance Company" under the provisions of the Internal Revenue Code. Under current federal income tax law, no income taxes are payable with respect to operations of the Separate Account to the extent the earnings are reinvested.

ESTIMATES — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.  EXPENSES AND RELATED PARTY TRANSACTIONS

Symetra Life assumes mortality and expense risks ("M&E") and incurs asset-related administrative expenses related to the operations of the Separate Account. Symetra Life deducts a daily charge from the assets of the Separate Account to cover these costs. The daily charge for the Enhanced Variable Universal Life product is, on an annual basis, equal to a rate of 0.90 percent of the average daily net assets of the Separate Account. The daily charge for the PREMIER Variable Universal Life product is, on an annual basis, equal to 0.70 percent of the average daily net assets of the Separate Account.

30

Symetra Separate Account SL

Notes to Financial Statements

3.  EXPENSES AND RELATED PARTY TRANSACTIONS (Continued)

Symetra Life also deducts a monthly maintenance charge of $4 for each Enhanced Variable Universal Life contract and $5 for each PREMIER Variable Universal Life contract from the Separate Account. The maintenance charge is recorded in the accompanying Statements of Changes in Net Assets. This charge is waived on certain contracts as described in the product prospectuses.

A withdrawal charge of $25 or 2% of the withdrawal amount, whichever is less, may be imposed for the second and each subsequent withdrawal in any one year. A transfer charge of $10 or 2% of the amount transferred, whichever is less, may be imposed on transfers that exceed the number of free transfers allowed each year. A surrender charge may be applicable in the first 8 years on withdrawals that exceed the free withdrawal amount. These charges do not apply to all products and may vary by contract year and other factors as described in the product prospectuses.

Additionally, during the year ended December 31, 2004, management fees were paid indirectly to Symetra Asset Management Company in its capacity as advisor to the Safeco Resource Series Trust (RST) Portfolios. The Portfolios' advisory agreement provides for a fee at the annual rate of 0.74 percent of the average daily net assets of the Safeco RST Bond, Safeco RST Core Equity, Safeco RST Growth Opportunities and Safeco RST Multi-Cap Core Portfolios, and 0.85 percent of the average daily net assets of the Safeco RST Small-Cap Value Portfolio. There were no management fees paid to any related parties during 2005 as the Safeco RST funds were not offered in 2005.

4.  INVESTMENT TRANSACTIONS

The following table summarizes purchase and sales activity by sub-account for the year ended December 31, 2005. The table also summarizes underlying investment information for each sub-account as of December 31, 2005.

	For the Year Ended		As of December 31, 2005
	December 31, 2005		Investments			Net Asset
Sub-Account	Purchases	Sales	at Cost	at Value	Shares Owned	Value
AIM Aggressive Growth	$171,767	$208,754	$735,374	$843,150	67,344	$12.52
AIM Capital Appreciation II1	569	212	357	368	15	24.43
AIM Capital Development	170,980	11,162	195,410	219,091	13,617	16.09
AIM Growth	157,515	152,390	449,780	539,533	31,277	17.25
AIM Health Sciences	8,053	4,630	30,705	34,638	1,695	20.44
AIM International Growth	1,594,939	307,956	1,386,219	1,617,920	69,828	23.17
AIM Real Estate Fund	417,786	556,639	673,139	1,067,241	50,676	21.06
American Century Balanced	540,133	275,932	1,239,826	1,383,662	184,488	7.50
American Century Inflation Protection[1]	15,831	523	15,308	15,295	1,491	10.26
American Century International	248,875	276,639	1,004,281	1,057,423	128,484	8.23
American Century Large Company Value[1]	5,680	669	5,011	5,012	457	10.97
American Century Ultra	28,776	39,952	39,129	42,040	4,050	10.38
American Century Value	2,061,498	648,371	1,909,634	2,072,249	252,713	8.20
Dreyfus Appreciation	118,161	343,631	569,256	606,991	16,357	37.11
Dreyfus MidCap Stock	444,508	410,331	1,214,889	1,628,224	85,025	19.15
Dreyfus Quality Bond	190,124	190,018	625,255	613,708	54,407	11.28
Dreyfus Socially Responsible	72,533	86,294	319,814	323,681	12,411	26.08
Dreyfus Stock Index	1,390,393	1,831,139	559,003	580,950	18,252	31.83
Dreyfus Technology Growth	123,177	144,314	468,837	452,058	49,951	9.05
Federated Capital Income	24,567	25,485	100,910	102,522	11,468	8.94
Federated High Income Bond	98,029	63,551	171,936	175,621	22,690	7.74
Fidelity Asset Manager	757,850	1,537,991	7,063,409	6,949,289	462,054	15.04
Fidelity Asset Manager: Growth	169,056	339,191	1,121,745	1,055,536	81,383	12.97
Fidelity Balanced	28,845	40,847	117,248	125,489	8,490	14.78
Fidelity Contrafund	2,503,993	2,196,028	7,496,758	10,357,607	333,793	31.03

31

Symetra Separate Account SL

Notes to Financial Statements

4.  INVESTMENT TRANSACTIONS (Continued)

	For the Year Ended		As of December 31, 2005
	December 31, 2005		Investments			Net Asset
Sub-Account	Purchases	Sales	at Cost	at Value	Shares Owned	Value
Fidelity Equity Income	$2,283,418	$2,943,783	$10,386,043	$11,846,444	464,749	$25.49
Fidelity Growth	2,491,552	5,961,729	20,240,915	18,436,267	547,070	33.70
Fidelity Growth & Income	260,369	677,173	998,562	1,130,140	76,620	14.75
Fidelity Growth Opportunities	168,865	243,895	959,789	1,035,252	59,703	17.34
Fidelity High Income	472,141	363,892	1,765,308	1,566,190	253,840	6.17
Fidelity Index 500	1,842,279	3,350,385	8,596,549	9,476,570	66,793	141.88
Fidelity Investment Grade Bond	446,658	409,882	1,324,723	1,321,513	103,567	12.76
Fidelity Mid-Cap Advisor[1]	118,287	34,991	83,296	89,201	2,573	34.67
Fidelity Money Market Fund	15,019,853	13,524,242	4,153,224	4,153,224	4,153,224	1.00
Fidelity Overseas	558,588	1,003,516	3,948,582	4,676,299	226,895	20.61
Franklin Flex Cap Growth Securities[1]	1,221	575	645	689	65	10.59
Franklin Income Securities Fund Class II1	42,193	889	41,303	41,081	2,681	15.32
Franklin Small-Mid Cap Growth Securities [2]	255,750	300,780	640,205	760,896	37,372	20.36
Franklin Small Cap Value Fund[1]	35,856	7,580	28,277	29,133	1,735	16.79
Franklin U.S. Government	202,541	97,965	448,091	434,123	34,482	12.59
ING JP Morgan Emerging Markets Equity I [3]	169,770	204,034	666,928	1,048,656	71,483	14.67
ING Natural Resources	167,542	48,873	349,645	527,762	22,082	23.90
J.P. Morgan International Equity	170,749	66,845	198,228	225,445	18,479	12.20
J.P. Morgan Mid-Cap Value	828,259	97,555	930,529	1,027,931	36,923	27.84
J.P. Morgan US Large Cap Core Equity	128,327	314,158	575,252	617,638	45,415	13.60
Mutual Shares Securities	77,036	23,465	158,789	192,217	10,579	18.17
PIMCO All Asset Portfolio Advisor Shares[1]	19	12	7	7	1	11.82
PIMCO Commodities Fund Admin Shares[1]	61,560	15,862	45,698	46,915	3,830	12.25
Pioneer Bond VCT Class I	439,030	365,715	1,382,886	1,311,079	121,509	10.79
Pioneer Emerging Markets VCT Class II	52,061	12,631	39,431	47,168	1,694	27.84
Pioneer Equity Income VCT Class II	26,122	772	25,350	25,482	1,192	21.37
Pioneer Fund VCT Class I	959,238	1,507,386	4,867,395	5,054,107	234,529	21.55
Pioneer Growth Opportunities VCT Class I	1,436,629	2,351,745	7,563,159	10,058,852	396,486	25.37
Pioneer Mid-Cap Value VCT Class I	566,398	599,937	1,971,235	2,311,663	92,467	25.00
Pioneer Small-Cap Value VCT Class II	43,838	1,339	42,499	44,093	2,744	16.07
Pioneer Small-Cap Value II VCT Class I	337,311	414,522	1,023,119	1,581,658	67,795	23.33
Pioneer Strategic Income VCT Class II	22,181	1,345	20,836	20,401	1,896	10.76
Scudder International A4	35,586	33,381	179,611	225,129	20,749	10.85
Scudder Total Return	186,140	228,710	784,226	835,050	36,706	22.75
Templeton Developing Markets	950,300	407,619	867,260	1,171,550	107,482	10.90
Templeton Global Income Sec II1	3,176	609	2,567	2,399	169	14.19
Templeton Growth Securities	66,818	686,634	130,669	187,632	13,587	13.81
Wanger U.S. Smaller Companies	488,889	522,068	618,421	928,102	26,593	34.90

  1  The commencement date was April 29, 2005. The 2005 activity is from that date through December 31, 2005, where applicable.

  2  Franklin Small-Mid Cap Growth Securities was known as Franklin Small Cap prior to April 29, 2005.

  3  ING JP Morgan Emerging Markets Equity I was known as ING Emerging Markets prior to December 2, 2005.

  4  Scudder Total Return was known as Scudder Balanced prior to April 29, 2005.

32

Symetra Separate Account SL

Notes to Financial Statements

5.  CHANGES IN ACCUMULATION UNITS OUTSTANDING

The changes in Units outstanding for the years ended December 31, 2005 and 2004 were as follows:

	2005			2004
Sub-Account	Units Issued	Units Redeemed	Increase (Decrease) in Units	Units Issued	Units Redeemed	Increase (Decrease) in Units
PREMIER Variable Universal Life
AIM Aggressive Growth	25,713	(31,887)	(6,174)	32,682	(22,032)	10,650
AIM Capital Appreciation II1	50	(18)	32	-	-	-
AIM Capital Development	11,587	(669)	10,918	5,965	(3,518)	2,447
AIM Growth	25,210	(24,774)	436	29,822	(17,057)	12,765
AIM Health Sciences	625	(345)	280	2,141	(335)	1,806
AIM International Growth	98,638	(18,471)	80,167	6,962	(248)	6,714
AIM Real Estate Fund	15,498	(34,032)	(18,534)	10,673	(24,216)	(13,543)
American Century Balanced	34,531	(17,054)	17,477	27,802	(13,677)	14,125
American Century Inflation Protection[1]	1,581	(50)	1,531	-	-	-
American Century International	17,944	(19,590)	(1,646)	20,514	(16,838)	3,676
American Century Large Company Value[1]	520	(62)	458	-	-	-
American Century Ultra	2,153	(3,200)	(1,047)	20,349	(17,876)	2,473
American Century Value	156,330	(50,350)	105,980	4,071	(194)	3,877
Dreyfus Appreciation	12,420	(37,296)	(24,876)	19,558	(26,840)	(7,282)
Dreyfus MidCap Stock	33,653	(35,142)	(1,489)	28,272	(27,749)	523
Dreyfus Quality Bond	11,707	(12,911)	(1,204)	17,987	(13,484)	4,503
Dreyfus Socially Responsible	11,445	(12,998)	(1,553)	14,261	(10,904)	3,357
Dreyfus Stock Index	102,663	(141,340)	(38,677)	309,751	(234,278)	75,473
Dreyfus Technology Growth	32,675	(35,187)	(2,512)	39,540	(26,800)	12,740
Federated Capital Income	2,472	(3,099)	(627)	4,126	(3,861)	265
Federated High Income Bond	5,830	(3,998)	1,832	3,050	(11,716)	(8,666)
Fidelity Asset Manager	5,396	(12,525)	(7,129)	13,636	(18,185)	(4,549)
Fidelity Asset Manager: Growth	3,972	(4,578)	(606)	4,476	(3,561)	915
Fidelity Balanced	1,923	(3,080)	(1,157)	2,654	(4,104)	(1,450)
Fidelity Contrafund	87,405	(49,606)	37,799	46,687	(25,043)	21,644
Fidelity Equity Income	39,933	(73,325)	(33,392)	38,312	(29,557)	8,755
Fidelity Growth	74,887	(141,607)	(66,720)	111,275	(89,373)	21,902
Fidelity Growth & Income	17,143	(51,114)	(33,971)	20,314	(25,035)	(4,721)
Fidelity Growth Opportunities	15,382	(22,844)	(7,462)	18,596	(15,223)	3,373
Fidelity High Income	3,602	(4,772)	(1,170)	8,483	(5,512)	2,971
Fidelity Index 500	26,325	(45,800)	(19,475)	34,373	(37,250)	(2,877)
Fidelity Investment Grade Bond	1,209	(2,196)	(987)	413	(584)	(171)
Fidelity Mid-Cap Advisor[1]	10,375	(3,088)	7,287	-	-	-
Fidelity Money Market Fund	914,498	(837,636)	76,862	528,858	(630,770)	(101,912)
Fidelity Overseas	4,720	(4,888)	(168)	5,706	(8,507)	(2,801)
Franklin Flex Cap Growth Securities[1]	115	(54)	61	-	-	-
Franklin Income Securities Fund Class II1	3,975	(76)	3,899	-	-	-
Franklin Small-Mid Cap Growth Securities[2]	32,768	(41,485)	(8,717)	25,789	(29,764)	(3,975)
Franklin Small Cap Value Fund[1]	3,048	(508)	2,540	-	-	-
Franklin U.S. Government	13,503	(6,592)	6,911	8,999	(7,471)	1,528
ING JP Morgan Emerging Markets Equity I3	925	(880)	45	1,659	(5,094)	(3,435)
ING Natural Resources	1,231	(876)	355	6,237	(5,594)	643
J.P. Morgan International Equity	10,407	(4,240)	6,167	6,853	(852)	6,001
J.P. Morgan Mid-Cap Value	52,991	(5,273)	47,718	11,794	(3,058)	8,736
J.P. Morgan US Large Cap Core Equity	14,995	(40,665)	(25,670)	24,818	(16,403)	8,415
Mutual Shares Securities	5,959	(1,749)	4,210	6,004	(3,407)	2,597

33

Symetra Separate Account SL

Notes to Financial Statements

5.  CHANGES IN ACCUMULATION UNITS OUTSTANDING (Continued)

	2005			2004
Sub-Account	Units Issued	Units Redeemed	Increase (Decrease) in Units	Units Issued	Units Redeemed	Increase (Decrease) in Units
PREMIER Variable Universal Life (Continued)
PIMCO All Asset Portfolio Advisor Shares[1]	2	(1)	1	-	-	-
PIMCO Commodities Fund Admin Shares[1]	5,761	(1,496)	4,265	-	-	-
Pioneer Bond VCT Class I5	17,821	(12,787)	5,034	27,494	(15,190)	12,304
Pioneer Emerging Markets VCT Class II6	4,403	(1,030)	3,373	-	-	-
Pioneer Equity Income VCT Class II6	2,447	(68)	2,379	-	-	-
Pioneer Fund VCT Class I7	58,551	(90,617)	(32,066)	82,744	(79,094)	3,650
Pioneer Growth Opportunities VCT Class I8	73,834	(113,744)	(39,910)	105,862	(86,309)	19,553
Pioneer Mid-Cap Value VCT Class I9	19,134	(28,765)	(9,631)	29,620	(26,176)	3,444
Pioneer Small-Cap Value VCT Class II6	3,777	(112)	3,665	-	-	-
Pioneer Small-Cap Value II VCT Class I10	17,664	(27,789)	(10,125)	38,966	(16,436)	22,530
Pioneer Strategic Income VCT Class II6	2,118	(124)	1,994	-	-	-
Scudder International A	4,430	(4,678)	(248)	5,664	(5,044)	620
Scudder Total Return[4]	15,560	(22,702)	(7,142)	19,316	(14,960)	4,356
Templeton Developing Markets	63,918	(27,589)	36,329	18,682	(7,437)	11,245
Templeton Global Income Sec II1	296	(53)	243	-	-	-
Templeton Growth	4,274	(76,854)	(72,580)	22,690	(34,203)	(11,513)
Wanger U.S. Smaller Companies	25,367	(29,445)	(4,078)	12,377	(10,262)	2,115
Enhanced Variable Universal Life
Fidelity Asset Manager	1,881	(4,906)	(3,025)	2,481	(4,781)	(2,300)
Fidelity Asset Manager: Growth	487	(1,278)	(791)	866	(942)	(76)
Fidelity Contrafund	2,933	(4,845)	(1,912)	2,935	(3,986)	(1,051)
Fidelity Equity Income	2,484	(4,576)	(2,092)	3,327	(3,485)	(158)
Fidelity Growth	4,250	(10,130)	(5,880)	4,917	(8,212)	(3,295)
Fidelity High Income	1,272	(1,802)	(530)	1,743	(2,808)	(1,065)
Fidelity Index 500	4,305	(9,649)	(5,344)	13,628	(11,678)	1,950
Fidelity Investment Grade Bond	1,652	(1,703)	(51)	898	(1,928)	(1,030)
Fidelity Money Market	22,198	(19,105)	3,093	28,073	(34,254)	(6,181)
Fidelity Overseas	2,103	(4,310)	(2,207)	2,438	(3,516)	(1,078)
ING JP Morgan Emerging Markets Equity 1[3]	1,238	(1,853)	(615)	1,193	(1,601)	(408)
ING Natural Resources	723	(218)	505	405	(389)	16
Pioneer Bond VCT Class I5	234	(995)	(761)	814	(1,495)	(681)
Pioneer Fund VCT Class I7	1,554	(2,966)	(1,412)	1,711	(2,362)	(651)
Pioneer Growth Opportunities VCT Class I8	2,072	(5,226)	(3,154)	3,098	(4,112)	(1,014)
Pioneer Mid-Cap Value VCT Class I9	645	(984)	(339)	704	(533)	171

  1  The commencement date was April 29, 2005. The 2005 activity is from that date through December 31, 2005, where applicable.

  2  Franklin Small-Mid Cap Growth Securities was known as Franklin Small Cap prior to April 29, 2005.

  3  ING JP Morgan Emerging Markets Equity I was known as ING Emerging Markets prior to December 2, 2005.

  4  Scudder Total Return was known as Scudder Balanced prior to April 29, 2005.

  5  Pioneer Bond VCT Class I was known as Safeco RST Bond prior to December 10, 2004.

  6  The commencement date was December 3, 2004. The 2004 activity is from that date through December 31, 2004, where applicable.

  7  Pioneer Fund VCT Class I was known as Safeco RST Core Equity Portfolio prior to December 10, 2004.

  8  Pioneer Growth Opportunities VCT Class I was known as Safeco RST Growth Opportunities prior to December 10, 2004.

  9  Pioneer Mid-Cap Value VCT Class I was known as Safeco RST Multi-Cap Core prior to December 10, 2004.

  10  Pioneer Small-Cap Value II VCT Class I was known as Safeco RST Small Cap Value Portfolio prior to December 10, 2004.

34

Symetra Separate Account SL

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES

A summary of Unit values and Units outstanding for the Separate Account, net investment income ratios and the expense ratios, excluding expenses of the underlying funds, for each of the five years ended December 31, 2005 follows.

	At December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Income Ratio[11]	Expense Ratio[12]	Total Return[13]
AIM Aggressive Growth
PREMIER Variable Universal Life
2005	$7.095	118,836	$843,150	0.00%	0.70%	5.00%
2004	6.757	125,010	844,650	0.00%	0.70%	11.03%
2003	6.086	114,360	695,983	0.00%	0.70%	25.79%
2002	4.838	100,148	484,839	0.00%	0.70%	(23.19%)
2001	6.299	85,383	537,904	0.00%	0.70%	(26.59%)
AIM Capital Appreciation II1
PREMIER Variable Universal Life
2005	11.735	32	368	0.00%	0.70%	16.06%
AIM Capital Development
PREMIER Variable Universal Life
2005	16.131	13,582	219,091	0.00%	0.70%	8.85%
2004	14.820	2,664	39,478	0.00%	0.70%	14.69%
2003	12.922	217	2,806	0.00%	0.70%	29.22%
AIM Growth
PREMIER Variable Universal Life
2005	5.015	107,583	539,533	0.00%	0.70%	6.72%
2004	4.699	107,147	503,467	0.00%	0.70%	7.48%
2003	4.372	94,382	412,665	0.00%	0.70%	30.31%
2002	3.355	83,859	281,310	0.00%	0.70%	(31.45%)
2001	4.894	233,217	1,141,439	0.22%	0.70%	(34.36%)
AIM Health Sciences
PREMIER Variable Universal Life
2005	13.657	2,536	34,638	0.00%	0.70%	7.40%
2004	12.716	2,256	28,691	0.00%	0.70%	6.81%
2003	11.905	450	5,366	0.00%	0.70%	19.05%
AIM International Growth
PREMIER Variable Universal Life
2005	18.599	86,991	1,617,920	1.02%	0.70%	17.11%
2004	15.882	6,824	108,381	1.35%	0.70%	23.14%
2003	12.897	110	1,420	2.07%	0.70%	28.97%
AIM Real Estate Fund
PREMIER Variable Universal Life
2005	25.372	42,064	1,067,241	1.00%	0.70%	13.44%
2004	22.366	60,598	1,355,321	0.85%	0.70%	35.63%
2003	16.491	74,141	1,222,597	1.73%	0.70%	37.86%
2002	11.962	79,164	946,985	3.56%	0.70%	5.63%
2001	11.324	4,638	52,523	1.61%	0.70%	(1.46%)
American Century Balanced
PREMIER Variable Universal Life
2005	14.427	95,909	1,383,662	1.65%	0.70%	4.20%
2004	13.845	78,432	1,085,874	1.50%	0.70%	9.02%
2003	12.700	64,307	816,722	2.24%	0.70%	18.63%
2002	10.706	44,760	479,201	2.29%	0.70%	(10.18%)
2001	11.920	28,757	342,804	2.20%	0.70%	(4.23%)
American Century Inflation Protection[1]
PREMIER Variable Universal Life
2005	9.990	1,531	15,295	3.24%	0.70%	(0.10%)

35

Symetra Separate Account SL

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	At December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Income Ratio[11]	Expense Ratio[12]	Total Return[13]
American Century International
PREMIER Variable Universal Life
2005	$14.573	72,558	$1,057,423	1.17%	0.70%	12.46%
2004	12.958	74,204	961,528	0.55%	0.70%	14.12%
2003	11.355	70,528	800,821	0.71%	0.70%	23.65%
2002	9.183	67,075	616,146	0.86%	0.70%	(20.92%)
2001	11.613	145,044	1,684,532	0.90%	0.70%	(29.69%)
American Century Large Company Value[1]
PREMIER Variable Universal Life
2005	10.934	458	5,012	2.68%	0.70%	7.99%
American Century Ultra
PREMIER Variable Universal Life
2005	13.248	3,173	42,040	0.00%	0.70%	1.46%
2004	13.058	4,220	55,103	0.00%	0.70%	9.90%
2003	11.882	343	4,080	0.00%	0.70%	18.82%
American Century Value
PREMIER Variable Universal Life
2005	13.253	156,361	2,072,249	0.41%	0.70%	4.31%
2004	12.706	50,381	640,195	0.98%	0.70%	13.53%
2003	11.192	47,908	536,153	1.07%	0.70%	28.06%
2002	8.739	83,844	732,740	0.00%	0.70%	(12.61%)
Dreyfus Appreciation
PREMIER Variable Universal Life
2005	9.574	63,397	606,991	0.02%	0.70%	3.65%
2004	9.237	88,273	815,385	1.67%	0.70%	4.31%
2003	8.855	95,555	846,173	1.26%	0.70%	20.33%
2002	7.359	145,869	1,073,355	1.08%	0.70%	(17.30%)
2001	8.898	126,493	1,125,592	1.42%	0.70%	(9.96%)
Dreyfus MidCap Stock
PREMIER Variable Universal Life
2005	13.661	119,188	1,628,224	0.03%	0.70%	8.41%
2004	12.601	120,677	1,520,637	0.41%	0.70%	13.68%
2003	11.085	120,154	1,331,920	0.29%	0.70%	30.80%
2002	8.475	110,385	935,467	0.43%	0.70%	(13.10%)
2001	9.753	42,261	412,152	0.21%	0.70%	(3.93%)
Dreyfus Quality Bond
PREMIER Variable Universal Life
2005	13.514	45,412	613,708	3.60%	0.70%	1.76%
2004	13.280	46,616	619,038	4.12%	0.70%	2.65%
2003	12.937	42,113	544,825	3.96%	0.70%	4.21%
2002	12.414	35,849	445,132	5.11%	0.70%	7.01%
2001	11.601	20,185	234,165	7.72%	0.70%	5.93%
Dreyfus Socially Responsible
PREMIER Variable Universal Life
2005	6.519	49,648	323,681	0.00%	0.70%	2.89%
2004	6.336	51,201	324,423	0.42%	0.70%	5.46%
2003	6.008	47,844	287,410	0.13%	0.70%	25.13%
2002	4.801	39,832	191,212	0.28%	0.70%	(29.45%)
2001	6.805	25,111	170,867	0.08%	0.70%	(23.13%)
Dreyfus Stock Index
PREMIER Variable Universal Life
2005	13.837	41,986	580,950	1.23%	0.70%	3.71%
2004	13.342	80,663	1,076,215	1.17%	0.70%	9.58%
2003	12.176	5,190	63,193	0.98%	0.70%	21.76%

36

Symetra Separate Account SL

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	At December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Income Ratio[11]	Expense Ratio[12]	Total Return[13]
Dreyfus Technology Growth
PREMIER Variable Universal Life
2005	$4.033	112,096	$452,058	0.00%	0.70%	3.07%
2004	3.913	114,608	448,456	0.00%	0.70%	(0.23%)
2003	3.922	101,868	399,570	0.00%	0.70%	49.87%
2002	2.617	86,106	225,289	0.00%	0.70%	(39.83%)
2001	4.349	65,275	283,876	0.00%	0.70%	(33.60%)
Federated Capital Income
PREMIER Variable Universal Life
2005	8.327	12,311	102,522	4.88%	0.70%	5.54%
2004	7.890	12,938	102,086	4.46%	0.70%	9.16%
2003	7.228	12,673	91,608	5.54%	0.70%	19.83%
2002	6.032	9,311	56,175	5.24%	0.70%	(24.48%)
2001	7.987	6,954	55,546	0.93%	0.70%	(14.32%)
Federated High Income Bond
PREMIER Variable Universal Life
2005	12.860	13,656	175,621	7.18%	0.70%	1.94%
2004	12.615	11,824	149,168	9.41%	0.70%	9.69%
2003	11.501	20,490	235,659	6.55%	0.70%	21.36%
2002	9.477	17,737	168,090	7.88%	0.70%	0.69%
2001	9.412	12,055	113,471	8.16%	0.70%	0.66%
Fidelity Asset Manager
PREMIER Variable Universal Life
2005	13.752	27,142	373,249	3.04%	0.70%	3.32%
2004	13.310	34,271	456,140	2.53%	0.70%	4.74%
2003	12.708	38,820	493,343	3.31%	0.70%	17.15%
2002	10.848	44,904	487,101	4.23%	0.70%	(9.36%)
2001	11.968	52,859	632,645	4.18%	0.70%	(4.77%)
Enhanced Variable Universal Life
2005	261.965	25,103	6,576,040	2.76%	0.90%	3.12%
2004	254.051	28,128	7,145,911	2.76%	0.90%	4.52%
2003	243.060	30,428	7,395,879	3.80%	0.90%	16.92%
2002	207.888	34,945	7,264,562	4.03%	0.90%	(9.55%)
2001	229.827	37,655	8,654,014	4.33%	0.90%	(4.96%)
Fidelity Asset Manager: Growth
PREMIER Variable Universal Life
2005	12.572	26,141	328,636	2.32%	0.70%	3.17%
2004	12.186	26,747	325,927	2.20%	0.70%	5.24%
2003	11.579	25,832	299,109	2.79%	0.70%	22.48%
2002	9.454	25,443	240,473	3.43%	0.70%	(16.11%)
2001	11.270	49,115	553,541	2.99%	0.70%	(8.05%)
Fidelity Asset Manager: Growth
Enhanced Variable Universal Life
2005	199.439	3,645	726,900	2.57%	0.90%	2.96%
2004	193.702	4,436	859,202	2.28%	0.90%	5.03%
2003	184.424	4,512	832,189	2.98%	0.90%	22.23%
2002	150.880	5,132	774,339	3.12%	0.90%	(16.28%)
2001	180.228	5,766	1,039,250	3.00%	0.90%	(8.23%)
Fidelity Balanced
PREMIER Variable Universal Life
2005	13.888	9,036	125,489	2.61%	0.70%	5.03%
2004	13.223	10,193	134,776	2.10%	0.70%	4.74%
2003	12.625	11,643	146,999	2.73%	0.70%	16.91%
2002	10.799	11,241	121,396	3.53%	0.70%	(9.36%)
2001	11.914	13,189	157,126	3.43%	0.70%	(2.26%)

37

Symetra Separate Account SL

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	At December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Income Ratio[11]	Expense Ratio[12]	Total Return[13]
Fidelity Contrafund
PREMIER Variable Universal Life
2005	$20.213	173,340	$3,503,681	0.24%	0.70%	16.13%
2004	17.406	135,541	2,359,252	0.30%	0.70%	14.67%
2003	15.179	113,897	1,728,886	0.44%	0.70%	27.57%
2002	11.899	108,733	1,293,846	0.84%	0.70%	(9.98%)
2001	13.218	112,328	1,484,804	0.82%	0.70%	(12.87%)
Enhanced Variable Universal Life
2005	342.174	20,031	6,853,926	0.30%	0.90%	15.89%
2004	295.251	21,943	6,478,597	0.34%	0.90%	14.44%
2003	257.997	22,994	5,932,456	0.47%	0.90%	27.31%
2002	202.646	25,298	5,126,550	0.86%	0.90%	(10.16%)
2001	225.556	27,638	6,234,218	0.83%	0.90%	(13.04%)
Fidelity Equity Income
PREMIER Variable Universal Life
2005	15.797	109,855	1,735,354	1.95%	0.70%	5.13%
2004	15.026	143,247	2,152,425	1.45%	0.70%	10.75%
2003	13.568	134,492	1,824,734	1.38%	0.70%	29.42%
2002	10.483	85,372	894,888	1.77%	0.70%	(17.53%)
2001	12.711	89,273	1,134,742	1.65%	0.70%	(5.62%)
Enhanced Variable Universal Life
2005	431.280	23,444	10,111,090	1.63%	0.90%	4.92%
2004	411.057	25,536	10,496,781	1.54%	0.90%	10.53%
2003	371.902	25,694	9,555,692	1.84%	0.90%	29.16%
2002	287.931	27,358	7,877,146	1.77%	0.90%	(17.69%)
2001	349.819	28,740	10,053,924	1.74%	0.90%	(5.81%)
Fidelity Growth
PREMIER Variable Universal Life
2005	14.160	325,874	4,614,531	0.54%	0.70%	5.06%
2004	13.478	392,594	5,291,415	0.25%	0.70%	2.66%
2003	13.129	370,692	4,866,965	0.25%	0.70%	31.92%
2002	9.952	347,375	3,456,741	0.25%	0.70%	(30.59%)
2001	14.339	333,745	4,785,629	0.07%	0.70%	(18.24%)
Enhanced Variable Universal Life
2005	343.665	40,219	13,821,736	0.52%	0.90%	4.85%
2004	327.756	46,099	15,109,226	0.27%	0.90%	2.45%
2003	319.919	49,394	15,801,940	0.28%	0.90%	31.66%
2002	242.989	54,952	13,351,122	0.27%	0.90%	(30.73%)
2001	350.797	61,178	21,461,050	0.08%	0.90%	(18.40%)
Fidelity Growth & Income
PREMIER Variable Universal Life
2005	14.569	77,572	1,130,140	1.82%	0.70%	6.89%
2004	13.630	111,543	1,520,365	0.89%	0.70%	5.06%
2003	12.974	116,264	1,508,437	0.88%	0.70%	22.91%
2002	10.556	63,266	667,704	1.19%	0.70%	(17.19%)
2001	12.748	48,935	623,805	1.10%	0.70%	(9.38%)
Fidelity Growth Opportunities
PREMIER Variable Universal Life
2005	11.120	93,097	1,035,252	0.95%	0.70%	8.13%
2004	10.284	100,559	1,034,111	0.52%	0.70%	6.45%
2003	9.661	97,186	938,943	0.74%	0.70%	28.97%
2002	7.491	79,517	595,657	1.08%	0.70%	(22.39%)
2001	9.652	80,398	776,031	0.41%	0.70%	(15.03%)

38

Symetra Separate Account SL

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	At December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Income Ratio[11]	Expense Ratio[12]	Total Return[13]
Fidelity High Income
PREMIER Variable Universal Life
2005	$10.108	27,183	$274,775	14.84%	0.70%	1.99%
2004	9.911	28,353	281,022	7.48%	0.70%	8.83%
2003	9.107	25,382	231,170	7.55%	0.70%	26.36%
2002	7.207	29,651	213,687	10.71%	0.70%	2.74%
2001	7.015	29,744	208,668	12.74%	0.70%	(12.37%)
Enhanced Variable Universal Life
2005	162.135	7,965	1,291,415	14.81%	0.90%	1.78%
2004	159.294	8,495	1,353,270	8.33%	0.90%	8.61%
2003	146.667	9,560	1,402,092	8.62%	0.90%	26.13%
2002	116.287	14,774	1,718,040	11.93%	0.90%	2.52%
2001	113.432	15,512	1,759,599	13.47%	0.90%	(12.53%)
Fidelity Index 500
PREMIER Variable Universal Life
2005	14.532	223,129	3,242,589	1.81%	0.70%	4.09%
2004	13.961	242,604	3,386,912	1.29%	0.70%	9.84%
2003	12.710	245,481	3,120,026	1.50%	0.70%	27.52%
2002	9.967	257,343	2,564,945	1.35%	0.70%	(22.79%)
2001	12.909	282,124	3,642,127	1.33%	0.70%	(12.72%)
Enhanced Variable Universal Life
2005	304.162	20,496	6,233,981	1.94%	0.90%	3.89%
2004	292.780	25,840	7,565,587	1.35%	0.90%	9.62%
2003	267.083	23,890	6,380,675	1.46%	0.90%	27.26%
2002	209.873	26,483	5,557,639	1.37%	0.90%	(22.95%)
2001	272.370	28,353	7,722,582	1.21%	0.90%	(12.90%)
Fidelity Investment Grade Bond
PREMIER Variable Universal Life
2005	15.442	3,046	47,040	3.43%	0.70%	1.48%
2004	15.217	4,033	61,372	4.18%	0.70%	3.73%
2003	14.670	4,204	61,681	3.80%	0.70%	4.47%
2002	14.042	3,946	55,408	3.85%	0.70%	9.57%
2001	12.815	4,228	54,187	5.19%	0.70%	7.71%
Fidelity Investment Grade Bond
Enhanced Variable Universal Life
2005	213.313	5,975	1,274,473	3.38%	0.90%	1.28%
2004	210.619	6,026	1,269,284	4.27%	0.90%	3.52%
2003	203.463	7,056	1,435,544	3.94%	0.90%	4.26%
2002	195.146	8,888	1,734,605	2.92%	0.90%	9.35%
2001	178.452	6,402	1,142,389	4.37%	0.90%	7.49%
Fidelity Mid-Cap Advisor[1]
PREMIER Variable Universal Life
2005	12.241	7,287	89,201	0.00%	0.70%	21.85%
Fidelity Money Market Fund
PREMIER Variable Universal Life
2005	12.540	183,697	2,303,621	3.01%	0.70%	2.31%
2004	12.257	106,835	1,309,436	1.18%	0.70%	0.51%
2003	12.195	208,747	2,545,764	1.00%	0.70%	0.29%
2002	12.160	220,000	2,675,495	1.70%	0.70%	0.99%
2001	12.041	205,604	2,475,680	4.46%	0.70%	3.45%
Enhanced Variable Universal Life
2005	152.952	12,093	1,849,603	2.99%	0.90%	2.11%
2004	149.790	9,000	1,348,177	1.19%	0.90%	0.30%
2003	149.341	15,181	2,267,184	1.01%	0.90%	0.09%
2002	149.201	20,970	3,128,365	1.66%	0.90%	0.78%
2001	148.042	16,182	2,395,547	4.62%	0.90%	3.24%

39

Symetra Separate Account SL

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	At December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Income Ratio[11]	Expense Ratio[12]	Total Return[13]
Fidelity Overseas
PREMIER Variable Universal Life
2005	$15.070	33,232	$500,805	0.63%	0.70%	18.22%
2004	12.747	33,400	425,762	1.16%	0.70%	12.84%
2003	11.297	36,201	408,946	0.76%	0.70%	42.37%
2002	7.935	33,623	266,783	0.78%	0.70%	(20.83%)
2001	10.023	35,820	359,028	5.29%	0.70%	(21.73%)
Enhanced Variable Universal Life
2005	245.722	16,993	4,175,494	0.66%	0.90%	17.98%
2004	208.269	19,200	3,998,711	1.15%	0.90%	12.62%
2003	184.938	20,278	3,750,082	0.87%	0.90%	42.09%
2002	130.160	24,002	3,123,890	0.80%	0.90%	(20.99%)
2001	164.748	25,749	4,242,073	5.50%	0.90%	(21.88%)
Franklin Flex Cap Growth Securities[1]
PREMIER Variable Universal Life
2005	11.295	61	689	0.14%	0.70%	12.23%
Franklin Income Securities Fund Class II1
PREMIER Variable Universal Life
2005	10.536	3,899	41,081	0.89%	0.70%	4.60%
Franklin Small-Mid Cap Growth Securities[2]
PREMIER Variable Universal Life
2005	7.946	95,757	760,896	0.00%	0.70%	4.06%
2004	7.636	104,474	797,783	0.00%	0.70%	10.70%
2003	6.898	108,449	748,120	0.00%	0.70%	36.27%
2002	5.062	108,701	550,473	0.27%	0.70%	(29.17%)
2001	7.147	93,495	668,237	0.38%	0.70%	(15.85%)
Franklin Small Cap Value Fund[1]
PREMIER Variable Universal Life
2005	11.470	2,540	29,133	0.24%	0.70%	14.01%
Franklin U.S. Government
PREMIER Variable Universal Life
2005	13.456	32,263	434,123	4.34%	0.70%	1.69%
2004	13.232	25,352	335,453	4.96%	0.70%	2.75%
2003	12.878	23,824	306,799	5.62%	0.70%	1.50%
2002	12.687	14,422	182,983	5.73%	0.70%	9.01%
2001	11.638	5,244	61,037	5.67%	0.70%	6.61%
ING JP Morgan Emerging Markets Equity1 3
PREMIER Variable Universal Life
2005	17.710	9,683	171,476	0.73%	0.70%	33.92%
2004	13.224	9,638	127,451	0.78%	0.70%	20.86%
2003	10.942	13,073	143,041	0.00%	0.70%	46.18%
2002	7.485	11,876	88,886	0.00%	0.70%	(9.96%)
2001	8.313	12,116	100,727	20.48%	0.70%	(11.34%)
Enhanced Variable Universal Life
2005	147.446	5,949	877,180	0.73%	0.90%	33.65%
2004	110.319	6,564	724,188	0.85%	0.90%	20.62%
2003	91.462	6,972	637,619	0.00%	0.90%	45.89%
2002	62.694	8,129	509,576	0.00%	0.90%	(10.14%)
2001	69.771	7,681	535,945	23.02%	0.90%	(11.26%)

40

Symetra Separate Account SL

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	At December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Income Ratio[11]	Expense Ratio[12]	Total Return[13]
ING Natural Resources
PREMIER Variable Universal Life
2005	$16.517	5,609	$92,650	0.04%	0.70%	41.86%
2004	11.643	5,254	61,175	0.84%	0.70%	11.88%
2003	10.407	4,611	47,991	0.00%	0.70%	29.62%
2002	8.029	4,580	36,774	0.17%	0.70%	(2.77%
2001	8.258	4,501	37,175	0.00%	0.70%	(16.54%)
Enhanced Variable Universal Life
2005	213.496	2,038	435,112	0.04%	0.90%	41.58%
2004	150.798	1,533	231,200	1.01%	0.90%	11.65%
2003	135.060	1,517	204,829	0.00%	0.90%	29.36%
2002	104.407	2,532	264,367	0.19%	0.90%	(2.97%)
2001	107.608	2,720	292,653	0.00%	0.90%	(16.70%)
J.P. Morgan International Equity
PREMIER Variable Universal Life
2005	17.238	13,078	225,445	0.81%	0.70%	9.92%
2004	15.682	6,911	108,381	0.36%	0.70%	17.54%
2003	13.342	910	12,138	0.00%	0.70%	33.42%
J.P. Morgan Mid-Cap Value
PREMIER Variable Universal Life
2005	16.110	63,805	1,027,931	0.12%	0.70%	8.45%
2004	14.855	16,087	238,968	0.21%	0.70%	20.22%
2003	12.357	7,351	90,837	0.00%	0.70%	23.57%
J.P. Morgan US Large Cap Core Equity
PREMIER Variable Universal Life
2005	8.196	75,354	617,638	1.24%	0.70%	0.64%
2004	8.144	101,024	822,731	0.77%	0.70%	8.72%
2003	7.491	92,609	693,691	0.73%	0.70%	27.25%
2002	5.887	75,824	446,331	0.05%	0.70%	(25.14%)
2001	7.864	56,981	448,136	0.50%	0.70%	(12.53%)
Mutual Shares Securities
PREMIER Variable Universal Life
2005	12.996	14,791	192,217	0.87%	0.70%	9.78%
2004	11.838	10,581	125,253	0.80%	0.70%	11.85%
2003	10.584	7,984	84,498	0.90%	0.70%	24.28%
2002	8.516	1,227	10,463	0.53%	0.70%	(14.84%)
PIMCO All Asset Portfolio Advisor Shares[1]
PREMIER Variable Universal Life
2005	10.476	1	7	0.00%	0.70%	4.68%
PIMCO Commodities Fund Admin Shares[1]
PREMIER Variable Universal Life
2005	10.999	4,265	46,915	2.33%	0.70%	9.99%
Pioneer Bond VCT Class I5
PREMIER Variable Universal Life
2005	14.238	78,541	1,118,240	9.82%	0.70%	1.91%
2004	13.971	73,507	1,026,949	0.28%	0.70%	2.83%
2003	13.586	61,203	831,490	4.51%	0.70%	2.56%
2002	13.247	51,171	677,996	6.24%	0.70%	7.04%
2001	12.376	34,425	426,041	7.54%	0.70%	6.53%
Enhanced Variable Universal Life
2005	149.300	1,292	192,839	9.57%	0.90%	1.71%
2004	146.794	2,053	301,417	0.24%	0.90%	2.63%
2003	143.036	2,734	391,100	3.10%	0.90%	2.36%
2002	139.744	3,390	473,712	4.98%	0.90%	6.82%
2001	130.818	3,673	480,501	6.55%	0.90%	6.32%

41

Symetra Separate Account SL

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	At December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Income Ratio[11]	Expense Ratio[12]	Total Return[13]
Pioneer Emerging Markets VCT Class II6
PREMIER Variable Universal Life
2005	$13.985	3,373	$47,168	0.29%	0.70%	39.85%
Pioneer Equity Income VCT Class II6
PREMIER Variable Universal Life
2005	10.710	2,379	25,482	2.28%	0.70%	5.89%
Pioneer Fund VCT Class I7
PREMIER Variable Universal Life
2005	11.740	286,295	3,361,120	1.33%	0.70%	5.43%
2004	11.135	318,361	3,544,915	1.06%	0.70%	6.94%
2003	10.412	314,711	3,276,876	1.02%	0.70%	23.91%
2002	8.403	302,063	2,538,010	0.89%	0.70%	(26.43%)
2001	11.421	368,808	4,212,263	0.80%	0.70%	(10.02%)
Enhanced Variable Universal Life
2005	158.200	10,702	1,692,987	1.33%	0.90%	5.22%
2004	150.345	12,114	1,821,294	1.09%	0.90%	6.73%
2003	140.871	12,765	1,798,213	0.90%	0.90%	23.66%
2002	113.917	15,003	1,708,949	0.92%	0.90%	(26.57%)
2001	155.141	18,260	2,832,830	0.65%	0.90%	(10.20%)
Pioneer Growth Opportunities VCT Class I8
PREMIER Variable Universal Life
2005	14.137	423,588	5,988,327	0.00%	0.70%	5.94%
2004	13.344	463,498	6,184,869	0.00%	0.70%	21.47%
2003	10.985	443,945	4,876,850	0.00%	0.70%	41.95%
2002	7.739	402,869	3,117,482	0.00%	0.70%	(38.11%)
2001	12.504	355,356	4,443,259	0.00%	0.70%	18.32%
Pioneer Growth Opportunities VCT Class I8
Enhanced Variable Universal Life
2005	214.820	18,949	4,070,525	0.00%	0.90%	5.73%
2004	203.170	22,103	4,490,692	0.00%	0.90%	21.23%
2003	167.595	23,117	3,874,297	0.00%	0.90%	41.66%
2002	118.305	23,524	2,782,897	0.00%	0.90%	(38.23%)
2001	191.525	26,655	5,104,010	0.00%	0.90%	18.08%
Pioneer Mid-Cap Value VCT Class I9
PREMIER Variable Universal Life
2005	16.505	110,473	1,823,345	0.30%	0.70%	7.13%
2004	15.406	120,104	1,850,308	0.41%	0.70%	14.42%
2003	13.465	116,660	1,570,781	0.34%	0.70%	44.44%
2002	9.322	103,798	967,594	0.15%	0.70%	(24.54%)
2001	12.354	83,102	1,026,681	0.16%	0.70%	(11.28%)
Enhanced Variable Universal Life
2005	199.251	2,451	488,318	0.31%	0.90%	6.92%
2004	186.355	2,790	520,008	0.40%	0.90%	14.19%
2003	163.199	2,619	427,450	0.40%	0.90%	44.15%
2002	113.211	3,832	433,858	0.13%	0.90%	(24.70%)
2001	150.344	4,398	661,170	0.13%	0.90%	(11.46%)
Pioneer Small-Cap Value VCT Class II6
PREMIER Variable Universal Life
2005	12.032	3,665	44,093	0.00%	0.70%	19.54%

42

Symetra Separate Account SL

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	At December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Income Ratio[11]	Expense Ratio[12]	Total Return[13]
Pioneer Small-Cap Value II VCT Class I10
PREMIER Variable Universal Life
2005	$19.109	82,770	$1,581,658	0.58%	0.70%	14.14%
2004	16.741	92,895	1,555,167	1.63%	0.70%	21.45%
2003	13.784	70,365	969,917	0.66%	0.70%	41.78%
2002	9.722	61,223	595,207	0.62%	0.70%	(5.23%)
2001	10.258	23,293	238,939	1.26%	0.70%	20.31%
Pioneer Strategic Income VCT Class II6
PREMIER Variable Universal Life
2005	10.230	1,994	20,401	3.84%	0.70%	2.30%
Scudder International A
PREMIER Variable Universal Life
2005	8.169	27,557	225,129	1.57%	0.70%	15.35%
2004	7.082	27,805	196,908	1.27%	0.70%	15.72%
2003	6.120	27,185	166,374	0.76%	0.70%	26.86%
2002	4.824	23,753	114,579	0.79%	0.70%	(18.92%)
2001	5.950	16,951	100,874	0.40%	0.70%	(31.36%)
Scudder Total Return[4]
PREMIER Variable Universal Life
2005	9.910	84,264	835,050	2.92%	0.70%	3.39%
2004	9.585	91,406	876,099	1.67%	0.70%	5.74%
2003	9.065	87,050	789,034	2.32%	0.70%	17.12%
2002	7.740	73,695	570,350	2.47%	0.70%	(15.66%)
2001	9.177	43,876	402,682	1.83%	0.70%	(6.72%)
Templeton Developing Markets
PREMIER Variable Universal Life
2005	17.417	67,266	1,171,550	1.50%	0.70%	26.54%
2004	13.764	30,937	425,802	1.84%	0.70%	23.84%
2003	11.114	19,692	218,855	1.07%	0.70%	51.93%
2002	7.315	11,090	81,260	1.38%	0.70%	(0.84%)
2001	7.377	3,184	23,489	0.91%	0.70%	(8.73%)
Templeton Global Income Sec II1
PREMIER Variable Universal Life
2005	9.854	243	2,399	6.72%	0.70%	(1.59%)
Templeton Growth Securities
PREMIER Variable Universal Life
2005	13.046	14,382	187,632	0.41%	0.70%	8.10%
2004	12.068	86,962	1,049,431	1.17%	0.70%	15.22%
2003	10.474	98,475	1,031,433	1.58%	0.70%	31.22%
2002	7.982	140,130	1,118,576	0.28%	0.70%	(20.18%)
Wanger U.S. Smaller Companies
PREMIER Variable Universal Life
2005	20.811	44,597	928,102	0.00%	0.70%	10.48%
2004	18.837	48,675	916,876	0.00%	0.70%	17.51%
2003	16.030	46,560	746,387	0.00%	0.70%	42.22%
2002	11.271	43,130	486,125	0.00%	0.70%	(17.39%)
2001	13.643	98,749	1,347,332	0.06%	0.70%	10.60%

  1  The commencement date was April 29, 2005. The 2005 activity is from that date through December 31, 2005, where applicable.

  2  Franklin Small-Mid Cap Growth Securities was known as Franklin Small Cap prior to April 29, 2005.

  3  ING JP Morgan Emerging Markets Equity I was known as ING Emerging Markets prior to December 2, 2005.

  4  Scudder Total Return was known as Scudder Balanced prior to April 29, 2005.

  5  Pioneer Bond VCT Class I was known as Safeco RST Bond prior to December 10, 2004.

  6  The commencement date was December 3, 2004. The 2004 activity is from that date through December 31, 2004, where applicable.

43

Symetra Separate Account SL

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

  7  Pioneer Fund VCT Class I was known as Safeco RST Core Equity Portfolio prior to December 10, 2004.

  8  Pioneer Growth Opportunities VCT Class I was known as Safeco RST Growth Opportunities prior to December 10, 2004.

  9  Pioneer Mid-Cap Value VCT Class I was known as Safeco RST Multi-Cap Core prior to December 10, 2004.

  10  Pioneer Small-Cap Value II VCT Class I was known as Safeco RST Small Cap Value Portfolio prior to December 10, 2004.

  11  These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-accounts invest.

  12  These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund should be excluded.

  13  These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, which includes expenses assessed through the reduction of unit values. The ratio does not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated.

7.  SUBSEQUENT EVENT

In 2006, Separate Account management determined that shares of AIM International Growth Fund Series II and AIM Capital Development Fund Series II (the "Portfolios"), offered as investment options in the variable annuity contract, were purchased and redeemed as Series I shares of the Portfolios. As a result, contract holders who elected to invest in the AIM International Growth Fund Series II shares or the AIM Capital Development Fund Series II shares actually received the AIM International Growth Fund Series I shares or the AIM Capital Development Fund Series I shares. Consequently, the daily 12b-1 fee applicable to Series II shares was not deducted from assets of the Portfolios.

Effective March 15, 2006, the Company began purchasing and redeeming the correct Series II shares of the Portfolios as previously disclosed in the prospectus(es), and only the Series II shares will be available for purchase payment allocations and transfers. Contract holders who have assets invested in Series I shares of the Portfolios prior to March 15, 2006 will continue to hold those assets, however, any allocations made on or after March 15, 2006 will be invested in the Series II shares of the Portfolios and the applicable 12b-1 or service fee will be deducted.

44

Symetra Separate Account SL

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Symetra Life Insurance Company and Participants of Symetra Separate Account SL

We have audited the accompanying statements of assets and liabilities of Symetra Separate Account SL (comprised of the AIM Aggressive Growth, AIM Capital Appreciation II, AIM Capital Development, AIM Growth, AIM Health Sciences, AIM International Growth, AIM Real Estate Fund, American Century Balanced, American Century Inflation Protection, American Century International, American Century Large Company Value, American Century Ultra, American Century Value, Dreyfus Appreciation, Dreyfus MidCap Stock, Dreyfus Quality Bond, Dreyfus Socially Responsible, Dreyfus Stock Index, Dreyfus Technology Growth, Federated Capital Income, Federated High Income Bond, Fidelity Asset Manager, Fidelity Asset Manager: Growth, Fidelity Balanced, Fidelity Contrafund, Fidelity Equity Income, Fidelity Growth, Fidelity Growth & Income, Fidelity Growth Opportunities, Fidelity High Income, Fidelity Index 500, Fidelity Investment Grade Bond, Fidelity Mid-Cap Advisor, Fidelity Money Market Fund, Fidelity Overseas, Franklin Flex Cap Growth Securities, Franklin Income Securities Fund Class II, Franklin Small-Mid Cap Growth Securities, Franklin Small Cap Value Fund, Franklin U.S. Government, ING JP Morgan Emerging Markets Equity I, ING Natural Resources, J.P. Morgan International Equity, J.P. Morgan Mid-Cap Value, J.P. Morgan US Large Cap Core Equity, Mutual Shares Securities, PIMCO All Asset Portfolio Advisor Shares, PIMCO Commodities Fund Admin Shares, Pioneer Bond VCT Class I, Pioneer Emerging Markets VCT Class II, Pioneer Equity Income VCT Class II, Pioneer Fund VCT Class I, Pioneer Growth Opportunities VCT Class I, Pioneer Mid-Cap Value VCT Class I, Pioneer Small-Cap Value VCT Class II, Pioneer Small-Cap Value II VCT Class I, Pioneer Strategic Income VCT Class II, Scudder International A, Scudder Total Return, Templeton Developing Markets, Templeton Global Income Sec II, Templeton Growth Securities, Wanger U.S. Smaller Companies sub-accounts) ("the Separate Account") as of December 31, 2005, and the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective sub-accounts comprising Symetra Separate Account SL at December 31, 2005, the results of their operations for the year then ended, and the changes in their net assets for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Seattle, Washington
March 17, 2006

45

SYMETRA SEPARATE ACCOUNT SL
PART C
OTHER INFORMATION

Item 26:  Exhibits

Exhibit	Description	Reference

(a)	Resolution of Board of Directors of Symetra Life authorizing the Separate Account	(1)

(b)	Custodian Agreements	Not Applicable

(c)	Principal Underwriter’s Agreement	(1)
	Amendment to Principal Underwriter’s Agreement	Filed Herewith
	Form of Broker-Dealer Selling Agreement	(8)

(d)	Form of Individual Flexible Premium Variable	(4)
	Life Insurance Policy
	Form of Guaranteed Death Benefit Endorsement	(8)
	Form of Extended Maturity Benefit Endorsement	(8)
	Form of Additional Term Insurance Endorsement	(8)
	Form of Accidental Death Benefit Endorsement	(8)
	Form of Twenty Year Additional Term Endorsement	(8)
	Form of Waiver of Premium – Primary Insured	(8)
	Form of Waiver of Monthly Deduction – Primary Insured	(8)
	Form of Insured Children’s Term Insurance	(8)
	Form of Guaranteed Insurability Option	(8)
	Form of Safety Benefit	(11)
	Form of Accelerated Death Benefit Rider for Terminal Illness	(11)
	Form of Accelerate Death Benefit Rider	(11)
	Form of Accelerated Death Benefit Rider for Nursing Home Care	(11)
	Form of Transportation Benefit	(11)

(e)	(i) Application Form (revised 5/02)	(8)
	(ii) Part IV Application Form (revised 7/97)	(8)

(f)	Articles of Incorporation of Symetra Life Insurance Company as Amended 11/26/90	(1)
	Amendment to Articles of Incorporation of Symetra dated 9/1/04	(10)
	Bylaws of Symetra Life Insurance Company as Amended 6/4/04	(10)

(g)	Reinsurance Agreement	(1)

(h)	1. Participation Agreement (Fidelity VIP I & II)	(1)
	2. Form of Sub-Licensing Agreement	(1)
	3. Amendment No. 1 to Participation Agreement (VIP I)	(8)
	4. Amendment No. 1 to Participation Agreement (VIP II)	(8)

	5. Form of Participation Agreement (Fidelity VIP III)	(4)
	6. Amendment No. 1 to Participation Agreement (VIP III)	(8)

	7. Participation Agreement (Lexington/ING)	(2)

	8. Participation Agreement (Wanger)	(4)
	9. Amendment No. 1 to Participation Agreement	(7)
	10. Administrative Services Agreement	(4)

Exhibit	Description	Reference
	11. Amendment No. 1 to Administrative Services Agreement	(4)

	12. Participation Agreement (ACVP)	(7)
	13. Amendment No. 1 to Participation Agreement	(7)
	14. Amendment No. 2 to Participation Agreement	(7)
	15. Amendment No. 3 to Participation Agreement	(7)
	16. Form of Amendment No. 4 to Participation Agreement	(9)
	17. Form of Amendment No. 5 to Participation Agreement	(11)

	18. Participation Agreement (AIM/INVESCO)	(7)
	19. Form of Amendment No. 1 to Participation Agreement	(9)

	20. Form of Participation Agreement (Dreyfus)	(3)
	21. Amendment No. 1 to Participation Agreement	(9)

	22. Participation Agreement (Franklin Templeton)	(7)
	23. Amendment No. 1 to Participation Agreement	(7)
	24. Amendment No. 2 to Participation Agreement	(7)
	25. Amendment No. 3 to Participation Agreement	(10)
	26. Amendment No. 4 to Participation Agreement	(10)
	27. Amendment No. 5 to Participation Agreement	(11)

	28. Form of Participation Agreement (J.P. Morgan)	(3)
	29. Amendment No. 1 to Participation Agreement	(9)

	30. Participation Agreement (Federated)	(2)
	31. Amendment to Participation Agreement	(7)
	32. Amendment No. 2 to Participation Agreement	(8)

	33. Participation Agreement (Scudder)	(5)
	34. Reimbursement Agreement (Scudder)	(5)
	35. Participating Contract and Policy Agreement (Scudder)	(5)
	36. Services Agreement (Scudder)	(6)
	37. Letter Amendment to Participation Agreement	(8)

	38. Form of Participation Agreement (Pioneer)	(10)
	Amendment to Participation Agreement (Pioneer)	(12)

	39. Form of Participation Agreement (PIMCO)	(11)

(i)	Administrative Contracts	Not Applicable

(j)	Other Material Contracts	Not Applicable

(k)	Opinion and Consent of Counsel (Jacqueline M. Veneziani)	(8)

(l)	Opinion and Consent of Actuary (Graham T. Summerlee)	Filed Herewith

(m)	Sample Calculation	(11)

(n)	Consent of Ernst and Young LLP, Independent Registered Public Accounting Firm	Filed Herewith

(o)	Omitted Financial Statements	Not Applicable

(p)	Initial Capital Agreements	Not Applicable

Exhibit	Description	Reference
(q)	Redeemability Exemption: Description of Symetra Life Insurance Company’s Issuance, Transfer and Redemption Procedures for Policies	(11)

(1)	Incorporated by reference to Post-Effective Amendment No. 14 to Form S-6 registration statement of Symetra Separate Account SL filed with the SEC on April 30, 1997 (File No. 33-10248).

(2)	Incorporated by reference to Post-Effective Amendment No. 4 to Form N-4 registration statement of Symetra Separate Account C filed with the SEC on April 29, 1996 (File No. 33-69712).

(3)	Incorporated by reference to Post-Effective Amendment No. 10 to From N-4 registration statement of Symetra Separate Account C filed with the SEC on April 14, 2000 (File No. 33-69712).

(4)	Incorporated by reference to Pre-Effective Amendment No. 2 to From S-6 registration statement of Symetra Separate Account SL filed with the SEC on October 28, 1997 (File No. 333-30329).

(5)	Incorporated by reference to Post-Effective Amendment on Form N-4 registration statement of Symetra Separate Account C filed with the SEC on December 29, 1995 (File No. 33-69712).

(6)	Incorporated by reference to Post Effective Amendment on Form N-4 registration statement of Symetra Separate Account C filed with the SEC on April 30, 1998 (File No. 33-69712).

(7)	Incorporated by reference to Post-Effective Amendment No. 21 to Form S-6 registration statement of Symetra Separate Account SL filed with the SEC on April 30, 2002 (File No. 333-30329).

(8)	Incorporated by reference to Post-Effective Amendment No. 22 to Form N-6 registration statement of Symetra Separate Account SL filed with the SEC on or about December 19, 2002 (File No. 333-30329).

(9)	Incorporated by reference to Post-Effective Amendment No. 26 to Form N-6 registration statement of Symetra Separate Account SL filed with the SEC on April 30, 2003 (File No. 333-30329).

(10)	Incorporated by reference to Post-Effective Amendment No. 17 to Form N-4 registration statement of Symetra Separate Account C filed with the SEC on December 3, 2004 (File No. 33-69712).

(11)	Incorporated by reference to Post-Effective Amendment No. 30 to Form N-6 registration statement of Symetra Separate Account SL filed with the SEC on April 29, 2005 (File No. 333-30329).

(12)	Incorporated by reference to Post-Effective Amendment No. 22 on Form N-4 registration statement of Symetra Separate Account C filed with the SEC on March 20, 2006 (File No. 33-69712).

Item 27. Directors and Officers of the Depositor

Set forth below is a list of each director and officer of Symetra Life Insurance Company (“Symetra”) who is engaged in activities relating to Symetra Separate Account SL or the variable life insurance policies offered through Symetra Separate Account SL.

Name	Positions with Symetra	Principal Business Address
Randall H. Talbot	Director, President	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Roger F. Harbin	Director, Executive Vice President	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Allyn D. Close	Director, Senior Vice President	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

George C. Pagos	Director, Vice President, General Counsel and Secretary	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Jennifer V. Davies	Director, Senior Vice President	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Margaret A. Meister	Director, Chief Financial Officer, Executive Vice President and Chief Actuary	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Colleen M. Murphy	Vice President, Controller, Treasurer and Assistant Secretary	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Graham T. Summerlee	Assistant Vice President and Senior Actuary	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Michele M. Kemper	Vice President and Chief Compliance Officer of the Separate Account	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Item 28. Persons Controlled By Or Under Common Control With The Depositor Or Registrant

No person is directly or indirectly controlled by Registrant. Symetra Life Insurance Company (“Symetra”) established Symetra Separate Account SL (“Registrant”) by resolution of its Board of Directors pursuant to Washington law. Symetra Life is a wholly owned subsidiary of Symetra Financial Corporation. Symetra Financial Corporation is organized under Delaware law and Symetra Life is organized under Washington law. All subsidiaries are included in consolidated financial statements. In addition, Symetra Life Insurance Company files a separate financial statement in connection with its issuance of products associated with its registration statement. Following is an organization chart of Symetra Financial Corporation.

Name	Ownership	State of Incorporation	Business
Symetra Financial Corporation	Holding Company	DE	Insurance Holding Company
Symetra Life Insurance Company	100% Symetra Financial Corporation	WA	Life Insurance Company
Symetra National Life Insurance Company	100% Symetra Life Insurance Company	WA	Life Insurance Company
First Symetra National Life InsuranceCompany of New York	100% Symetra Life Insurance Company	NY	Life Insurance Company
Symetra Assigned Benefits ServiceCompany	100% Symetra Financial Corporation	WA	Structured Settlements
Symetra Administrative Services, Inc.	100% Symetra Financial Corporation	WA	Holding Company
Employee Benefit Consultants, Inc.	100% Symetra Administrative Services, Inc.	WI	Third Party Administrator

Wisconsin Pension and Group Services, Inc.	100% Symetra Administrative Services, Inc.	WI	Insurance Agency
Symetra Securities, Inc.	100% Symetra Financial Corporation	WA	Broker Dealer/ Underwriter
Symetra Services Corporation	100% Symetra Financial Corporation	WA	Administrative Services
Symetra Investment Services, Inc.	100% Symetra Financial Corporation	WA	Broker Dealer
TFS Training & Consulting, Inc.	100% Symetra Financial Corporation	WA	Training and Consulting Structured
Clearscape Funding Corporation	100% Symetra Financial Corporation	WA	Settlements Factoring

Item 29:  Indemnification

Under its Bylaws, Symetra Life, to the full extent permitted by the Washington Business Corporation Act, shall indemnify any person who was or is a party to any proceeding (whether brought by or in the right of Symetra Life or otherwise) by reason of the fact that he or she is or was a director of Symetra Life, or, while a director of Symetra Life, is or was serving at the request of Symetra Life as a director, officer, partner, trustee, employee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan, against judgments, penalties, fines, settlements and reasonable expenses actually incurred by him or her in connection with such proceeding.

Symetra Life shall extend such indemnification as is provided to directors above to any person, not a director of Symetra Life, who is or was an officer of Symetra Life or is or was serving at the request of Symetra Life as a director, officer, partner, trustee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan. In addition, the Board of Directors of Symetra Life may, by resolution, extend such further indemnification to an officer or such other person as it may seem fair and reasonable in view of all relevant circumstances.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Symetra Life pursuant to such provisions of the bylaws or statutes or otherwise, Symetra Life has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in said Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Symetra Life of expenses incurred or paid by a director, officer or controlling person of Symetra Life in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the Policies issued by the Separate Account, Symetra Life will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in said Act and will be governed by the final adjudication of such issue.

Item 30. Principal Underwriters

a.         Symetra Securities, Inc., the principal underwriter for the Policies, also acts as the principal underwriter for Symetra Life’s variable annuity contracts and group variable annuity contracts.

b.         The following information is provided for each officer and director of the principal underwriter:

Name	Positions and Offices with Underwriter	Principal Business Address
Linda C. Mahaffey	Director and President	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004
Roger F. Harbin	Director, Senior Vice President	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004
Joanne Salisbury	Vice President, Controller, Treasurer, Financial Principal	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004
Allyn D. Close	Director	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004
Michael F. Murphy	Chief Compliance Officer	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004
Scott L. Bartholomaus	Vice President	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

c.         During the fiscal year ended December 31, 2005, Symetra Securities, Inc., received $564,045 in commissions for the distribution of certain variable life insurance policies sold in connection with Registrant of which no payments were retained. Symetra Securities, Inc. did not receive any other compensation in connection with the sale of Registrant’s contracts.

Item 31. Location of Accounts and Records

Symetra Life Insurance Company at 777 108th Avenue NE, Suite 1200 Bellevue, Washington 98004 maintains physical possession of the accounts, books or documents of the Separate Account required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

Item 32. Management Services

Not Applicable

Item 33:  Fee Representation

Pursuant to the Investment Company Act of 1940, Symetra Life represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Symetra Life.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of the Registration Statement and has duly caused this Registration Statement to be signed on its behalf thereto duly authorized, in the City of Bellevue and State of Washington on the 28th day of April, 2006.

Symetra Separate Account SL

(Registrant)

By:	Symetra Life Insurance Company

By:	Randall H. Talbot *
Randall H. Talbot, President

By:	Symetra Life Insurance Company
(Depositor)

By:	Randall H. Talbot *
Randall H. Talbot, President

Pursuant to the requirement of the Securities Act of 1933, this Registration Statement has been signed below by the following person in the capacities and on the dates indicated. Those signatures with an asterisk indicate that the signature was supplied by a duly appointed attorney-in-fact under a valid Power of Attorney which is incorporated by reference to Post-Effective Amendment No. 22 to Form N-4 registration statement of Symetra Separate Account C filed with the SEC on March 20, 2006 (File No. 33-69712).

NAME	TITLE

Allyn D. Close *	Director
Allyn D. Close

Jennifer V. Davies *	Director
Jennifer V. Davies

Roger F. Harbin*	Director and Executive Vice President
Roger F. Harbin

Margaret A. Meister*	Director, Chief Financial Operator, Executive Vice
Margaret A. Meister	President and Chief Actuary

Colleen M. Murphy *	Vice President, Controller, Treasurer and
Colleen M. Murphy	Assistant Secretary

/s/ George C. Pagos	Director, Vice President, General Counsel and
George C. Pagos	Secretary

Randall H. Talbot *	Director and President
Randall H. Talbot